                                                  ------------------------------
                                                           OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

                          MainStay VP Series Fund, Inc.
               (Exact name of registrant as specified in charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of principal executive offices) (Zip Code)

     Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended September 30, 2007 is filed herewith.

MAINSTAY VP BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS                 +++        September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (59.8%)                 +

   AEROSPACE & DEFENSE (2.0%)
   Lockheed Martin Corp.                                    12,433  $  1,348,856
   Northrop Grumman Corp.                                   17,072     1,331,616
   Raytheon Co.                          (a)                22,794     1,454,713
                                                                    ------------
                                                                       4,135,185
                                                                    ------------
   AGRICULTURE (1.7%)
   Altria Group, Inc.                                       19,025     1,322,808
   Archer-Daniels-Midland Co.                               39,737     1,314,500
   Reynolds American, Inc.               (a)                13,692       870,674
                                                                    ------------
                                                                       3,507,982
                                                                    ------------
   AIRLINES (0.1%)
   US Airways Group, Inc.                (b)                 7,648       200,760
                                                                    ------------
   AUTO MANUFACTURERS (0.1%)
   Ford Motor Co.                        (a)(b)             11,773        99,953
                                                                    ------------
   AUTO PARTS & EQUIPMENT (0.6%)
   Autoliv, Inc.                                            21,354     1,275,902
                                                                    ------------
   BANKS (4.2%)
   Bank of America Corp.                                    25,192     1,266,402
   Huntington Bancshares, Inc.                              68,736     1,167,137
&  KeyCorp                                                  48,373     1,563,899
   National City Corp.                                      36,953       927,151
   PNC Financial Services Group, Inc.                       18,062     1,230,022
   UnionBanCal Corp.                     (a)                21,689     1,266,855
   Wells Fargo & Co.                                        35,821     1,275,944
                                                                    ------------
                                                                       8,697,410
                                                                    ------------
   BEVERAGES (0.7%)
   Pepsi Bottling Group, Inc. (The)                         38,000     1,412,460
                                                                    ------------
   CHEMICALS (0.4%)
   Celanese Corp. Class A                                   21,409       834,523
                                                                    ------------
   COMMERCIAL SERVICES (0.5%)
   McKesson Corp.                                           16,205       952,692
                                                                    ------------
   COMPUTERS (2.3%)
   Electronic Data Systems Corp.                            37,595       821,075
   EMC Corp.                             (b)                31,942       664,394
   Hewlett-Packard Co.                                      25,294     1,259,388
   International Business Machines Corp.                    11,715     1,380,027
   Lexmark International, Inc. Class A   (b)                16,315       677,562
                                                                    ------------
                                                                       4,802,446
                                                                    ------------

   DISTRIBUTION & WHOLESALE (0.6%)
   Tech Data Corp.                       (b)                32,768     1,314,652
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (2.7%)
   Discover Financial Services           (b)                11,382       236,746
&  Goldman Sachs Group, Inc. (The)                           7,355     1,594,123
   JPMorgan Chase & Co.                                     28,590     1,309,994
   Merrill Lynch & Co., Inc.                                17,205     1,226,372
   Morgan Stanley                                           20,303     1,279,089
                                                                    ------------
                                                                       5,646,324
                                                                    ------------
   ELECTRIC (4.1%)
   Alliant Energy Corp.                                     34,825     1,334,494
   Dominion Resources, Inc.                                 14,758     1,244,099
   Entergy Corp.                                            12,672     1,372,251
   FirstEnergy Corp.                                        20,657     1,308,414
   Mirant Corp.                          (b)                33,404     1,358,875
   Northeast Utilities                                      20,334       580,942
   NRG Energy, Inc.                      (a)(b)             30,739     1,299,952
   OGE Energy Corp.                                          1,787        59,150
                                                                    ------------
                                                                       8,558,177
                                                                    ------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   Emerson Electric Co.                                     28,244     1,503,146
                                                                    ------------
   ELECTRONICS (0.3%)
   Avnet, Inc.                           (b)                12,138       483,821
   Tyco Electronics, Ltd.                (b)                 1,011        35,820
                                                                    ------------
                                                                         519,641
                                                                    ------------
   FOOD (1.8%)
   Dean Foods Co.                                           47,806     1,222,877
   H.J. Heinz Co.                                           21,217       980,225
   Hormel Foods Corp.                                       26,869       961,373
   Kroger Co. (The)                                         19,918       568,061
                                                                    ------------
                                                                       3,732,536
                                                                    ------------
   GAS (0.8%)
   AGL Resources, Inc.                                       4,925       195,129
   Energen Corp.                                            24,663     1,408,751
                                                                    ------------
                                                                       1,603,880
                                                                    ------------
   HAND & MACHINE TOOLS (0.6%)
   Black & Decker Corp.                                     14,877     1,239,254
                                                                    ------------
   HEALTH CARE-PRODUCTS (0.7%)
   Covidien, Ltd.                        (b)                 1,011        41,957
   Johnson & Johnson                                        21,022     1,381,145
                                                                    ------------
                                                                       1,423,102
                                                                    ------------
   HEALTH CARE-SERVICES (1.9%)
   Aetna, Inc.                                              26,426     1,434,139
   Health Net, Inc.                      (b)                22,431     1,212,396
   WellPoint, Inc.                       (b)                16,876     1,331,854
                                                                    ------------
                                                                       3,978,389
                                                                    ------------

   HOUSEHOLD PRODUCTS & WARES (1.1%)
   Kimberly-Clark Corp.                                     18,743     1,316,883
   Scotts Miracle-Gro Co. (The) Class A                     20,120       860,130
                                                                    ------------
                                                                       2,177,013
                                                                    ------------
   INSURANCE (6.5%)
   ACE, Ltd.                                                22,408     1,357,253
   Allstate Corp. (The)                                     23,320     1,333,671
   Arch Capital Group, Ltd.              (b)                18,948     1,409,921
   Assurant, Inc.                                           27,177     1,453,970
   Axis Capital Holdings, Ltd.                              37,765     1,469,436
   Chubb Corp. (The)                                        23,802     1,276,739
   CIGNA Corp.                                              24,158     1,287,380
&  Everest Re Group, Ltd.                                   13,817     1,523,186
   PartnerRe, Ltd.                                           6,277       495,820
   Transatlantic Holdings, Inc.          (a)                 6,184       434,921
   Travelers Cos., Inc. (The)                               25,289     1,273,048
   XL Capital, Ltd. Class A              (a)                 1,680       133,056
                                                                    ------------
                                                                      13,448,401
                                                                    ------------
   IRON & STEEL (1.3%)
&  Nucor Corp.                           (a)                25,339     1,506,910
   United States Steel Corp.                                10,670     1,130,380
                                                                    ------------
                                                                       2,637,290
                                                                    ------------
   MACHINERY - DIVERSIFIED (0.6%)
   Flowserve Corp.                                          17,440     1,328,579
                                                                    ------------
   MEDIA (2.8%)
   CBS Corp. Class B                                        27,498       866,187
   Central European Media
      Enterprises, Ltd. Class A          (b)                14,047     1,288,250
   Clear Channel Communications, Inc.                       35,481     1,328,409
   Gannett Co., Inc.                     (a)                16,879       737,612
   Liberty Global, Inc. Class A          (a)(b)             36,603     1,501,455
   Walt Disney Co. (The)                                     3,582       123,185
                                                                    ------------
                                                                       5,845,098
                                                                    ------------
   METAL FABRICATE & HARDWARE (0.7%)
   Commercial Metals Co.                                    42,287     1,338,384
                                                                    ------------
   MISCELLANEOUS - MANUFACTURING (3.3%)
   3M Co.                                (a)                 2,484       232,453
&  Eaton Corp.                                              16,683     1,652,284
   Honeywell International, Inc.                            23,369     1,389,754
   Illinois Tool Works, Inc.                                 2,595       154,766
   Ingersoll-Rand Co., Ltd. Class A                          2,892       157,527
&  Parker Hannifin Corp.                 (a)                15,783     1,765,013
   SPX Corp.                                                16,153     1,495,122
   Tyco International, Ltd.                                  1,011        44,828
                                                                    ------------
                                                                       6,891,747
                                                                    ------------
   OFFICE & BUSINESS EQUIPMENT (0.3%)
   Xerox Corp.                           (b)                36,730       636,898
                                                                    ------------
   OIL & GAS (3.9%)
   Chevron Corp.                                            15,274     1,429,341
   ExxonMobil Corp.                                         15,590     1,443,010

   Marathon Oil Corp.                                     25,526     1,455,493
   Sunoco, Inc.                             (a)           17,297     1,224,282
   Tesoro Corp.                             (a)           24,251     1,116,031
   Valero Energy Corp.                                    19,700     1,323,446
                                                                  ------------
                                                                     7,991,603
                                                                  ------------
   PHARMACEUTICALS (0.8%)
   AmerisourceBergen Corp.                                28,417     1,288,143
   King Pharmaceuticals, Inc.               (b)           32,234       377,782
   PharMerica Corp.                         (a)(b)         2,611        38,956
                                                                  ------------
                                                                     1,704,881
                                                                  ------------
   PIPELINES (0.7%)
   Williams Cos., Inc.                                    41,711     1,420,677
                                                                  ------------
   REAL ESTATE INVESTMENT TRUSTS (3.1%)
&  Boston Properties, Inc.                                15,569     1,617,619
   Duke Realty Corp.                                      37,448     1,266,117
   Hospitality Properties Trust                           32,976     1,340,474
   ProLogis                                 (a)            6,464       428,886
   Vornado Realty Trust                                    4,209       460,254
   Weingarten Realty Investors                            30,161     1,250,475
                                                                  ------------
                                                                     6,363,825
                                                                  ------------
   RETAIL (3.5%)
   AnnTaylor Stores Corp.                   (b)           36,763     1,164,284
   AutoNation, Inc.                         (b)           59,971     1,062,686
   Dillard's, Inc. Class A                  (a)           11,232       245,195
   Dollar Tree Stores, Inc.                 (b)           10,056       407,670
   Family Dollar Stores, Inc.                             31,991       849,681
   Home Depot, Inc. (The)                                 38,381     1,245,080
   OfficeMax, Inc.                          (a)           30,315     1,038,895
   Wal-Mart Stores, Inc.                                  30,245     1,320,194
                                                                  ------------
                                                                     7,333,685
                                                                  ------------
   SAVINGS & LOANS (0.7%)
   Hudson City Bancorp, Inc.                              96,490     1,484,016
                                                                  ------------
   SEMICONDUCTORS (0.9%)
   Advanced Micro Devices, Inc.             (a)(b)       111,192     1,467,734
   Novellus Systems, Inc.                   (a)(b)        10,528       286,993
                                                                  ------------
                                                                     1,754,727
                                                                  ------------
   TELECOMMUNICATIONS (1.0%)
   CenturyTel, Inc.                                       27,384     1,265,688
   Qwest Communications International, Inc. (a)(b)        91,411       837,325
                                                                  ------------
                                                                     2,103,013
                                                                  ------------
   TOYS, GAMES & HOBBIES (1.2%)
   Hasbro, Inc.                                           44,237     1,233,328
   Mattel, Inc.                                           53,914     1,264,822
                                                                  ------------
                                                                     2,498,150
                                                                  ------------
   TRANSPORTATION (0.6%)
   Laidlaw International, Inc.                            37,660     1,326,385
                                                                  ------------
   TOTAL COMMON STOCKS
      (Cost $120,193,193)                                          123,722,786(j)
                                                                  ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   LONG-TERM BONDS (39.3%)

   CORPORATE BONDS (39.0%)

   AEROSPACE & DEFENSE (0.6%)
   Boeing Co.
      5.125%, due 2/15/13                              $   300,000       298,672
   General Dynamics Corp.
      5.375%, due 8/15/15                                  182,000       180,725
   United Technologies Corp.
      6.10%, due 5/15/12                                   750,000       781,393
                                                                    ------------
                                                                       1,260,790
                                                                    ------------
   AGRICULTURE (0.8%)
   Altria Group, Inc.
      7.00%, due 11/4/13                                   950,000     1,032,390
   UST, Inc.
      6.625%, due 7/15/12                                  650,000       677,549
                                                                    ------------
                                                                       1,709,939
                                                                    ------------
   AUTO PARTS & EQUIPMENT (0.5%)
   Johnson Controls, Inc.
      5.25%, due 1/15/11                                   950,000       950,437
                                                                    ------------
   BANKS (6.0%)
   Bank of America Corp.
      7.125%, due 10/15/11                                 550,000       583,305
      7.75%, due 8/15/15                                   650,000       724,245
   Bank of New York Co., Inc. (The)
      7.30%, due 12/1/09                                   550,000       576,069
   Bank One Corp.
      7.875%, due 8/1/10                                   847,000       906,226
   Bankers Trust Corp.
      7.50%, due 11/15/15                                  247,000       276,782
   First Union National Bank
      7.875%, due 2/15/10                                  900,000       955,220
   HSBC Holdings PLC
      7.50%, due 7/15/09                                 1,300,000     1,360,506
   Mellon Funding Corp.
      6.70%, due 3/1/08                                    950,000       956,748
   SunTrust Banks, Inc.
      6.25%, due 6/1/08                                    200,000       200,884
      7.75%, due 5/1/10                                    600,000       637,352
   U.S. Bank N.A.
      5.70%, due 12/15/08                                  700,000       703,322
&     6.30%, due 2/4/14                                  1,675,000     1,733,816
   Wachovia Bank N.A.
      7.80%, due 8/18/10                                   800,000       857,066
   Wachovia Corp.
      6.375%, due 1/15/09                                  125,000       127,010
      6.375%, due 2/1/09                                    75,000        76,240
   Wells Fargo & Co.
      6.25%, due 4/15/08                                   125,000       125,329
   Wells Fargo Bank N.A.
      6.45%, due 2/1/11                                    100,000       103,777

      7.55%, due 6/21/10                                 1,350,000     1,432,265
                                                                    ------------
                                                                      12,336,162
                                                                    ------------
   BEVERAGES (1.4%)
   Anheuser-Busch Cos., Inc.
      5.375%, due 9/15/08                                  100,000       100,133
      6.00%, due 4/15/11                                   700,000       723,668
      7.50%, due 3/15/12                                   500,000       544,730
      9.00%, due 12/1/09                                   600,000       648,893
   Coca-Cola Co. (The)
      5.75%, due 3/15/11                                   125,000       127,812
   PepsiCo., Inc.
      5.15%, due 5/15/12                                   800,000       808,134
                                                                    ------------
                                                                       2,953,370
                                                                    ------------
   BUILDING MATERIALS (0.1%)
   Masco Corp.
      5.75%, due 10/15/08                                  150,000       149,051
                                                                    ------------
   CHEMICALS (1.0%)
   Dow Chemical Co. (The)
      6.125%, due 2/1/11                                   350,000       360,037
   E.I. du Pont de Nemours & Co.
      6.875%, due 10/15/09                                 925,000       958,787
   Praxair, Inc.
      6.375%, due 4/1/12                                   350,000       367,719
      6.50%, due 3/1/08                                    325,000       326,770
                                                                    ------------
                                                                       2,013,313
                                                                    ------------
   COMPUTERS (1.0%)
   Computer Sciences Corp.
      7.375%, due 6/15/11                                  350,000       367,153
&  International Business Machines Corp.
      7.50%, due 6/15/13                                 1,475,000     1,633,773
                                                                    ------------
                                                                       2,000,926
                                                                    ------------
   COSMETICS & PERSONAL CARE (0.8%)
   Avon Products, Inc.
      7.15%, due 11/15/09                                  650,000       681,310
   Estee Lauder Cos., Inc. (The)
      5.55%, due 5/15/17                                   203,000       199,578
   Procter & Gamble Co. (The)
      4.95%, due 8/15/14                                   475,000       466,638
      6.875%, due 9/15/09                                  250,000       259,875
                                                                    ------------
                                                                       1,607,401
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (12.3%)
   Bear Stearns Cos., Inc. (The)
      5.70%, due 11/15/14                                  912,000       892,876
      6.75%, due 12/15/07                                  438,000       438,523
      7.625%, due 12/7/09                                1,100,000     1,147,938
   Caterpillar Financial Services Corp.
      5.50%, due 3/15/16                                   250,000       246,153
   CIT Group, Inc.
      5.40%, due 3/7/13                                    800,000       750,250
      6.875%, due 11/1/09                                1,100,000     1,104,780
      7.75%, due 4/2/12                                    800,000       830,056

   Citicorp
      7.25%, due 9/1/08                                    300,000       305,234
   Citigroup, Inc.
      6.50%, due 1/18/11                                 1,200,000     1,247,738
      7.25%, due 10/1/10                                   500,000       527,927
   Countrywide Home Loans, Inc.
      6.25%, due 4/15/09                                   300,000       285,196
   Credit Suisse First Boston USA, Inc.
      6.125%, due 11/15/11                                 100,000       102,990
      6.50%, due 6/1/08                                  1,089,000     1,098,724
   General Electric Capital Corp.
      6.875%, due 11/15/10                                 500,000       527,804
      7.375%, due 1/19/10                                  725,000       761,049
      8.125%, due 4/1/08                                   300,000       304,962
      8.625%, due 6/15/08                                  100,000       102,192
   Goldman Sachs Group, Inc. (The)
      5.70%, due 9/1/12                                    625,000       632,022
      6.875%, due 1/15/11                                  300,000       313,984
      7.35%, due 10/1/09                                 1,325,000     1,383,668
      Series B
      7.80%, due 1/28/10                                   125,000       131,741
   Household Financial Corp.
      6.45%, due 2/1/09                                    200,000       202,730
   HSBC Finance Corp.
      6.375%, due 8/1/10                                   125,000       129,321
      7.00%, due 5/15/12                                   600,000       630,826
   John Deere Capital Corp.
      6.00%, due 2/15/09                                   500,000       506,198
      7.00%, due 3/15/12                                   950,000     1,015,654
   JPMorgan Chase & Co.
      6.625%, due 3/15/12                                  350,000       367,386
      7.00%, due 11/15/09                                  390,000       404,998
      7.875%, due 6/15/10                                  375,000       400,187
   Lehman Brothers Holdings, Inc.
      6.625%, due 1/18/12                                  525,000       542,014
      7.00%, due 2/1/08                                    100,000       100,356
      7.875%, due 11/1/09                                  150,000       157,486
&     7.875%, due 8/15/10                                1,607,000     1,695,136
   MBNA Corp.
      7.50%, due 3/15/12                                   700,000       758,206
   Merrill Lynch & Co., Inc.
      Series C
      4.03%, due 3/24/09                 (c)               300,000       291,633
      6.05%, due 5/16/16                                   575,000       574,190
      6.375%, due 10/15/08                                 350,000       352,993
      7.00%, due 4/27/08                                 1,150,000     1,156,236
   Morgan Stanley
      5.375%, due 10/15/15                                 600,000       575,850
      6.75%, due 4/15/11                                   900,000       940,617
      8.00%, due 6/15/10                                   400,000       428,198
   Pitney Bowes Credit Corp.
      5.75%, due 8/15/08                                   175,000       175,260
   Prudential Funding LLC
      6.60%, due 5/15/08                 (d)               550,000       553,148
   UBS Paine Webber Group, Inc.
      6.55%, due 4/15/08                                   204,000       204,651

   Wells Fargo Financial, Inc.
      5.875%, due 8/15/08                                  225,000       225,787
                                                                    ------------
                                                                      25,524,868
                                                                    ------------
   ELECTRIC (0.4%)
   Consolidated Edison Co. of New York
      7.50%, due 9/1/10                                    760,000       810,029
                                                                    ------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   Emerson Electric Co.
      7.125%, due 8/15/10                                1,082,000     1,146,997
                                                                    ------------
   ELECTRONICS (0.1%)
   Honeywell, Inc.
      7.125%, due 4/15/08                                  175,000       176,674
                                                                    ------------
   FOOD (3.4%)
   Campbell Soup Co.
      5.875%, due 10/1/08                                  450,000       453,855
      6.75%, due 2/15/11                                 1,000,000     1,046,217
   H.J. Heinz Finance Co.
      6.625%, due 7/15/11                                  700,000       730,269
   Hershey Co. (The)
      5.30%, due 9/1/11                                    450,000       448,466
   Kellogg Co.
      Series B
      6.60%, due 4/1/11                                    750,000       782,857
   Kraft Foods, Inc.
      6.25%, due 6/1/12                                  1,025,000     1,058,261
   Kroger Co. (The)
      6.20%, due 6/15/12                                   500,000       515,315
   Nabisco, Inc.
      7.55%, due 6/15/15                                 1,150,000     1,264,458
   Sysco International Co.
      6.10%, due 6/1/12                                    125,000       129,855
   Unilever Capital Corp.
      7.125%, due 11/1/10                                  650,000       690,477
                                                                    ------------
                                                                       7,120,030
                                                                    ------------
   HAND & MACHINE TOOLS (0.5%)
   Black & Decker Corp.
      7.125%, due 6/1/11                                   950,000     1,002,533
                                                                    ------------
   HOUSEHOLD PRODUCTS & WARES (0.7%)
   Clorox Co. (The)
      6.125%, due 2/1/11                                   275,000       281,369
   Kimberly-Clark Corp.
      5.00%, due 8/15/13                                 1,200,000     1,179,956
                                                                    ------------
                                                                       1,461,325
                                                                    ------------
   INSURANCE (0.1%)
   GE Global Insurance Holding Corp.
      7.50%, due 6/15/10                                   250,000       265,910
                                                                    ------------
   MACHINERY - CONSTRUCTION & MINING (0.7%)
   Caterpillar, Inc.
      6.55%, due 5/1/11                                    400,000       417,818

      7.25%, due 9/15/09                                   884,000       922,311
                                                                    ------------
                                                                       1,340,129
                                                                    ------------
   MACHINERY - DIVERSIFIED (0.2%)
   Deere & Co.
      7.85%, due 5/15/10                                   450,000       482,570
                                                                    ------------
   MEDIA (0.4%)
   Walt Disney Co. (The)
      6.375%, due 3/1/12                                   800,000       837,545
                                                                    ------------
   MISCELLANEOUS - MANUFACTURING (0.6%)
   Eaton Corp.
      5.30%, due 3/15/17                                   200,000       193,785
   Honeywell International, Inc.
      6.125%, due 11/1/11                                  200,000       206,932
      7.50%, due 3/1/10                                    775,000       821,420
                                                                    ------------
                                                                       1,222,137
                                                                    ------------
   OIL & GAS (0.6%)
   ConocoPhillips
      8.75%, due 5/25/10                                   900,000       980,807
   Vastar Resources, Inc.
      6.50%, due 4/1/09                                    350,000       359,142
                                                                    ------------
                                                                       1,339,949
                                                                    ------------
   OIL & GAS SERVICES (0.1%)
   Baker Hughes, Inc.
      6.00%, due 2/15/09                                   205,000       208,058
                                                                    ------------
   PHARMACEUTICALS (1.5%)
   Cardinal Health, Inc.
      6.75%, due 2/15/11                                   550,000       573,697
   Eli Lilly & Co.
      6.00%, due 3/15/12                                   800,000       830,422
   Merck & Co., Inc.
      4.375%, due 2/15/13                                  400,000       383,527
   Pfizer, Inc.
      4.50%, due 2/15/14                                   400,000       384,369
   Wyeth
      6.95%, due 3/15/11                                   950,000       995,647
                                                                    ------------
                                                                       3,167,662
                                                                    ------------
   RETAIL (1.9%)
   Home Depot, Inc.
      5.25%, due 12/16/13                                  500,000       479,974
   J.C. Penney Co., Inc.
      8.00%, due 3/1/10                                    800,000       851,295
   Lowe's Cos., Inc.
      8.25%, due 6/1/10                                    250,000       270,091
   Nordstrom, Inc.
      5.625%, due 1/15/09                                  175,000       174,117
   Target Corp.
      6.35%, due 1/15/11                                   200,000       207,013
      7.50%, due 8/15/10                                   900,000       957,985
   Wal-Mart Stores, Inc.
      7.25%, due 6/1/13                                  1,000,000     1,087,585

                                                                    ------------
                                                                       4,028,060
                                                                    ------------
   TELECOMMUNICATIONS (2.7%)
   AT&T Corp.
      7.30%, due 11/15/11                                1,200,000     1,289,138
   BellSouth Capital Funding Corp.
      7.75%, due 2/15/10                                   850,000       899,777
   Motorola, Inc.
      8.00%, due 11/1/11                                 1,000,000     1,091,404
   New York Telephone Co.
      6.00%, due 4/15/08                                   175,000       175,531
   Southwestern Bell Telephone Corp.
      7.00%, due 7/1/15                                    350,000       374,759
   Verizon Global Funding Corp.
      7.25%, due 12/1/10                                 1,050,000     1,115,417
      7.375%, due 9/1/12                                   550,000       598,820
                                                                    ------------
                                                                       5,544,846
                                                                    ------------
   Total Corporate Bonds
      (Cost $81,042,851)                                              80,660,711
                                                                    ------------

   YANKEE BOND (0.3%)                    (e)

   BANKS (0.3%)
   Barclays Bank PLC
      7.40%, due 12/15/09                                  450,000       477,028
                                                                    ------------
   Total Yankee Bond
      (Cost $471,751)                                                    477,028
                                                                    ------------
   Total Long-Term Bonds
      (Cost $81,514,602)                                              81,137,739
                                                                    ------------

                                                          SHARES
                                                       -----------
   SHORT-TERM INVESTMENTS (8.0%)

   INVESTMENT COMPANY (0.0%)             ++
   Reserve Primary Money Market Fund     (f)                 6,029         6,029
                                                                    ------------
   Total Investment Company
      (Cost $6,029)                                                        6,029
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (0.6%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $934,923
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $940,226 and a Market Value of
      $953,232)                          (f)           $   934,506       934,506

   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $327,224
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and
      maturity dates between 12/17/07-
      11/21/99, with a Principal Amount
      of $1,664,735 and a Market Value
      of $340,126)                       (f)               327,077       327,077
                                                                    ------------
   Total Repurchase Agreements
      (Cost $1,261,583)                                                1,261,583
                                                                    ------------
   TIME DEPOSITS (6.9%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                (f)               654,155       654,155
   Bank of Nova Scotia
      5.00%, due 10/24/07                (f)               654,155       654,155
   Barclays
      5.33%, due 11/6/07                 (f)               654,155       654,155
   BNP Paribas
      5.20%, due 10/1/07                 (f)             2,242,815     2,242,815
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (f)             1,401,760     1,401,760
   Deutsche Bank AG
      5.325%, due 11/6/07                (f)             1,495,210     1,495,210
   Dexia Group
      4.895%, due 10/2/07                (f)             1,214,858     1,214,858
   National Australia Bank
      5.125%, due 10/1/07                (f)             1,401,759     1,401,759
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (f)               654,155       654,155
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (f)               560,704       560,704
      5.188%, due 10/1/07                (f)               467,253       467,253
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (f)               654,155       654,155
      5.20%, due 10/1/07                 (f)             1,682,112     1,682,112
   Swedbank AB
      5.31%, due 10/1/07                 (f)               467,253       467,253
                                                                    ------------
   Total Time Deposits
      (Cost $14,204,499)                                              14,204,499
                                                                    ------------
   U.S. GOVERNMENT (0.5%)
   United States Treasury Bills
      2.44%, due 10/11/07                                  550,000       549,524
      2.81%, due 10/18/07                (g)               350,000       349,463
      3.705%, due 1/10/08                                  200,000       197,921
                                                                    ------------
   Total U.S. Government
      (Cost $1,096,459)                                                1,096,908
                                                                    ------------
   Total Short-Term Investments
      (Cost $16,568,570)                                              16,569,019
                                                                    ------------
   Total Investments
      (Cost $218,276,365)                (h)                 107.1%  221,429,544(i)

   Liabilities in Excess of
      Cash and Other Assets                                   (7.1)  (14,576,305)
                                                       -----------  ------------

   Net Assets                                                100.0% $206,853,239
                                                       ===========  ============

                                                                     UNREALIZED
                                                        CONTRACTS   APPRECIATION
                                                           LONG          (k)
                                                       -----------  ------------
   FUTURES CONTRACTS (0.0%)              ++
   Standard & Poor's 500 Index
      Mini December 2007                                         8  $     19,883
                                                                    ------------
   Total Futures Contracts
      (Settlement Value $615,240)        (j)                        $     19,883
                                                                    ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  Floating rate. Rate shown is the rate in effect at September 30, 2007.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Segregated as collateral for futures contracts.

(h)  The cost for federal income tax purposes is $218,499,590.

(i) At September 30, 2007 net unrealized appreciation was $2,929,954, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,971,177 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,041,223.

(j) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 60.1% of net assets.

(k) Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2007.

MAINSTAY VP BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                 +++        September 30, 2007 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------  ------------
   LONG-TERM BONDS (97.8%)               +

   ASSET-BACKED SECURITIES (4.9%)

   AUTOMOBILES (0.3%)
   Drive Auto Receivables Trust
      Series 2005-3, Class A4
      5.09%, due 6/17/13                 (a)           $ 1,000,000  $    996,750
   Harley-Davidson Motorcycle Trust
      Series 2007-3, Class B
      6.04%, due 8/15/14                                 1,000,000     1,004,825
                                                                    ------------
                                                                       2,001,575
                                                                    ------------
   CREDIT CARDS (0.4%)
   Chase Issuance Trust
      Series 2005, Class A-10
      4.65%, due 12/17/12                                2,750,000     2,735,050
                                                                    ------------
   HOME EQUITY (4.2%)
   Ameriquest Mortgage Securities, Inc.
      Series 2003-13, Class AF6
      5.094%, due 1/25/34                                1,977,000     1,933,082
   Chase Funding Mortgage Loan
      Asset-Backed Certificates
      Series 2002-2, Class 1A5
      5.833%, due 4/25/32                                  649,783       639,140
   Citicorp Residential Mortgage
      Securities, Inc.
      Series 2006-1, Class A3
      5.706%, due 7/25/36                                1,000,000       990,404
   Citifinancial Mortgage Securities, Inc.
      Series 2003-3, Class AF5
      4.553%, due 8/25/33                                  987,192       951,132
   Citigroup Mortgage Loan Trust, Inc.
      Series 2006-WF2, Class A2C
      5.852%, due 5/25/36                                1,000,000     1,012,883
   Countrywide Asset-Backed Certificates
      Series 2006-S8, Class A3
      5.555%, due 4/25/36                (b)             2,000,000     1,945,060
      Series 2006-S5, Class A3
      5.762%, due 6/25/35                                2,000,000     1,937,496
      Series 2007-S1, Class A3
      5.81%, due 11/25/36                (b)             1,000,000       984,866
   Credit-Based Asset Servicing and
      Securitization LLC
      Series 2007-CB2, Class A2C
      5.623%, due 2/25/37                                1,000,000       988,185
      Series 2007-CB4, Class A2B
      5.723%, due 4/25/37                                  500,000       496,645
   Equity One ABS, Inc.

      Series 2003-4, Class AF6
      4.833%, due 10/25/34                               1,500,000     1,436,459
   JPMorgan Mortgage Acquisition Corp.
      Series 2007-CH1, Class AF3
      5.532%, due 11/25/36                               1,000,000       987,975
      Series 2007-CH2, Class AF3
      5.552%, due 1/25/37                                1,000,000       986,139
      Series 2006-WF1, Class A6
      6.00%, due 7/25/36                                 1,000,000       979,606
   Morgan Stanley Mortgage Loan Trust
      Series 2006-17XS, Class A3A
      5.651%, due 10/25/46                               2,000,000     1,858,341
   Residential Asset Mortgage Products, Inc.
      Series 2003-RZ5, Class A7
      4.97%, due 9/25/33                                   964,513       957,631
   Residential Asset Securities Corp.
      Series 2003-KS9, Class AI6
      4.71%, due 11/25/33                (b)             1,125,636     1,092,363
   Residential Funding Mortgage
      Securities II, Inc.
      Series 2007-HSA3, Class 1A3
      6.03%, due 5/25/37                 (b)             3,750,000     3,660,564
   Saxon Asset Securities Trust
      Series 2003-1, Class AF5
      4.955%, due 6/25/33                                1,357,771     1,287,587
                                                                    ------------
                                                                      25,125,558
                                                                    ------------
   Total Asset-Backed Securities
      (Cost $30,455,412)                                              29,862,183
                                                                    ------------

   CORPORATE BONDS (24.7%)

   AEROSPACE & DEFENSE (0.5%)

   Northrop Grumman Space & Mission
      Systems Corp.
      Series D
      6.38%, due 5/19/08                                 1,600,000     1,606,002
   Raytheon Co.
      6.40%, due 12/15/18                                1,175,000     1,219,737
                                                                    ------------
                                                                       2,825,739
                                                                    ------------
   AGRICULTURE (0.1%)
   Masco Corp.
      5.75%, due 10/15/08                                  925,000       919,146
                                                                    ------------
   AUTO MANUFACTURERS (0.2%)
   DaimlerChrysler N.A. Holding Corp.
      8.00%, due 6/15/10                                 1,000,000     1,068,305
                                                                     -----------
   BANKS (2.0%)
   Bank of America Corp.
      5.42%, due 3/15/17                                 2,000,000     1,944,570
      5.75%, due 8/15/16                                 1,000,000       997,988
   Mellon Financial Corp.
      6.40%, due 5/14/11                                 1,125,000     1,166,538
   Mercantile-Safe Deposit & Trust Co.

      5.70%, due 11/15/11                                  750,000       765,769
   National City Bank
      4.625%, due 5/1/13                                 1,000,000       958,753
   National City Corp.
      3.20%, due 4/1/08                                  1,000,000       990,471
   Popular North America, Inc.
      5.20%, due 12/12/07                                3,000,000     2,997,087
   SunTrust Bank
      5.20%, due 1/17/17                                   875,000       836,257
   Wells Fargo & Co.
      6.375%, due 8/1/11                                 1,000,000     1,034,436
   Wells Fargo Bank N.A.
      5.95%, due 8/26/36                                   125,000       122,156
                                                                    ------------
                                                                      11,814,025
                                                                    ------------
   BEVERAGES (0.3%)
   Coca-Cola Enterprises, Inc.
      6.75%, due 1/15/38                                 2,000,000     2,120,768
                                                                    ------------
   COMMERCIAL SERVICES (0.1%)
   McKesson Corp.
      5.25%, due 3/1/13                                    375,000       371,659
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (5.0%)
   American General Finance Corp.
      5.375%, due 9/1/09                                 1,000,000     1,006,741
   Associates Corp. of North America
      6.95%, due 11/1/18                                 2,000,000     2,172,288
   Capital One Bank
      4.25%, due 12/1/08                                 1,000,000       988,508
   CIT Group, Inc.
      5.65%, due 2/13/17                                 1,000,000       929,084
   General Electric Capital Corp.
      5.625%, due 9/15/17                                5,000,000     4,998,630
      6.00%, due 6/15/12                                 3,500,000     3,609,007
   Goldman Sachs Group, Inc. (The)
      5.70%, due 9/1/12                                  2,000,000     2,022,470
   HSBC Finance Corp.
      4.75%, due 7/15/13                                 4,750,000     4,520,698
   JPMorgan Chase & Co.
      4.60%, due 1/17/11                                 2,000,000     1,954,544
   Lehman Brothers Holdings, Inc.
      5.75%, due 7/18/11                                   725,000       727,284
      7.00%, due 9/27/27                                   500,000       511,943
   Morgan Stanley
      Series E
      5.45%, due 1/9/17                                  1,300,000     1,253,578
      6.75%, due 4/15/11                                 2,000,000     2,090,260
   Morgan Stanley Capital I
      Series 2007-IQ14, Class AAB
      5.654%, due 4/15/49                (b)             1,000,000     1,000,373
   Pricoa Global Funding I
      4.625%, due 6/25/12                (a)             2,700,000     2,631,339
                                                                     -----------
                                                                      30,416,747
                                                                     -----------

   ELECTRIC (4.8%)
   Arizona Public Service Co.
      5.50%, due 9/1/35                                  1,275,000     1,098,842
   Carolina Power & Light Co.
      6.125%, due 9/15/33                                  500,000       493,393
   Cleveland Electric Illuminating Co. (The)
      5.65%, due 12/15/13                                1,000,000       988,146
   Commonwealth Edison Co.
      5.95%, due 8/15/16                                   750,000       747,436
      6.15%, due 9/15/17                                 1,040,000     1,046,181
   Consolidated Edison Co. of New York, Inc.
      3.85%, due 6/15/13                                 3,250,000     2,986,090
   Consumers Energy Co.
      Series F
      4.00%, due 5/15/10                                 3,500,000     3,399,312
      Series C
      4.25%, due 4/15/08                                   210,000       208,516
   Dominion Resources, Inc.
      Series D
      5.125%, due 12/15/09                               4,225,000     4,212,959
   Entergy Mississippi, Inc.
      5.15%, due 2/1/13                                    500,000       487,050
   FPL Group Capital, Ltd.
      6.65%, due 6/15/67                 (b)             1,510,000     1,454,655
   IES Utilities, Inc.
      Series B
      6.75%, due 3/15/11                                   500,000       522,295
   Nevada Power Co.
      6.50%, due 4/15/12                                 3,500,000     3,600,971
   Niagara Mohawk Power Corp.
      7.75%, due 10/1/08                                   750,000       764,948
   Pacific Gas & Electric Co.
      6.05%, due 3/1/34                                    500,000       491,045
   Pepco Holdings, Inc.
      6.45%, due 8/15/12                                 2,125,000     2,213,030
   Public Service Co. of New Mexico
      4.40%, due 9/15/08                                   500,000       495,252
   TXU Electric Delivery Co.
      6.069%, due 9/16/08                (a)(b)          4,000,000     3,959,320
                                                                    ------------
                                                                      29,169,441
                                                                    ------------
   FOOD (1.7%)
   General Mills, Inc.
      5.70%, due 2/15/17                                 2,000,000     1,967,138
   H.J. Heinz Finance Co.
      6.75%, due 3/15/32                                 2,000,000     2,026,326
   Kellogg Co.
      Series B
      6.60%, due 4/1/11                                  2,000,000     2,087,618
   Kroger Co. (The)
      7.70%, due 6/1/29                                  1,000,000     1,087,937
   Safeway, Inc.
      6.35%, due 8/15/17                                   600,000       609,614
      6.50%, due 3/1/11                                  2,125,000     2,223,132
                                                                    ------------
                                                                      10,001,765
                                                                    ------------

   GAS (0.2%)
   Atmos Energy Corp.
      4.00%, due 10/15/09                                1,000,000       981,632
                                                                    ------------
   HOME BUILDERS (0.2%)
   Lennar Corp.
      Series B
      5.125%, due 10/1/10                                1,100,000     1,034,202
                                                                    ------------
   INSURANCE (1.2%)
   ASIF Global Financing XVIII
      3.85%, due 11/26/07                (a)             1,575,000     1,570,971
   CIGNA Corp.
      7.00%, due 1/15/11                                   500,000       525,747
   Everest Reinsurance Holdings, Inc.
      8.75%, due 3/15/10                                 2,000,000     2,161,200
   Hartford Financial Services Group, Inc. (The)
      5.55%, due 8/16/08                                 2,000,000     2,004,656
   Principal Life Income Funding Trust
      5.20%, due 11/15/10                                1,000,000     1,003,667
                                                                    ------------
                                                                       7,266,241
                                                                    ------------
   LODGING (0.1%)
   Harrah's Operating Co., Inc.
      5.625%, due 6/1/15                                 1,000,000       795,000
                                                                    ------------
   MEDIA (1.8%)
   Belo Corp.
      8.00%, due 11/1/08                                 3,000,000     3,073,671
   Clear Channel Communications, Inc.
      4.625%, due 1/15/08                                2,400,000     2,382,559
   Comcast Cable Communications
      Holdings, Inc.
      8.375%, due 3/15/13                                2,100,000     2,353,760
   Comcast Corp.
      6.45%, due 3/15/37                                 1,050,000     1,036,593
   Time Warner Cable, Inc.
      6.55%, due 5/1/37                  (a)(c)          1,300,000     1,275,275
   Walt Disney Co. (The)
      7.00%, due 3/1/32                                    500,000       560,840
                                                                    ------------
                                                                      10,682,698
                                                                    ------------
   MINING (0.2%)
   Vulcan Materials Co.
      6.00%, due 4/1/09                                  1,500,000     1,524,579
                                                                    ------------
   MISCELLANEOUS - MANUFACTURING (0.4%)
   Parker Hannifin Corp.
      7.30%, due 5/15/11                                 2,000,000     2,172,936
                                                                    ------------
   OIL & GAS (0.8%)
   Marathon Oil Corp.
      6.60%, due 10/1/37                                 3,430,000     3,507,000
   Motiva Enterprises LLC
      5.20%, due 9/15/12                 (a)               600,000       601,848

   Pemex Project Funding Master Trust
      Series Reg S
      5.75%, due 12/15/15                                  875,000       875,537
                                                                    ------------
                                                                       4,984,385
                                                                    ------------
   PHARMACEUTICALS (0.5%)
   Bristol-Myers Squibb Co.
      5.875%, due 11/15/36                               2,000,000     1,907,548
   Eli Lilly & Co.
      4.50%, due 3/15/18                                 1,500,000     1,366,916
                                                                    ------------
                                                                       3,274,464
                                                                    ------------
   REAL ESTATE (0.5%)
   AMB Property, L.P.
      5.45%, due 12/1/10                                 2,175,000     2,157,526
   Regency Centers, L.P.
      7.95%, due 1/15/11                                   750,000       804,856
                                                                    ------------
                                                                       2,962,382
                                                                    ------------
   REAL ESTATE INVESTMENT TRUSTS (1.7%)
   Archstone-Smith Operating Trust
      5.25%, due 5/1/15                                    500,000       480,366
   AvalonBay Communities, Inc.
      6.625%, due 9/15/11                                1,000,000     1,039,674
   Federal Realty Investment Trust
      5.65%, due 6/1/16                                  1,000,000       964,311
   Hospitality Properties Trust
      6.70%, due 1/15/18                                 1,360,000     1,352,098
   Liberty Property, L.P.
      8.50%, due 8/1/10                                    500,000       534,467
   New Plan Excel Realty Trust
      4.50%, due 2/1/11                                  2,000,000     1,958,726
      5.25%, due 9/15/15                                   500,000       462,048
   ProLogis
      5.625%, due 11/15/16                                 500,000       473,947
   Rouse Co. (The)
      3.625%, due 3/15/09                                1,000,000       957,248
   Weingarten Realty Investors
      7.00%, due 7/15/11                                 2,000,000     2,080,574
                                                                    ------------
                                                                      10,303,459
                                                                    ------------
   RETAIL (0.6%)
   CVS Caremark Corp.
      6.25%, due 6/1/27                                  2,240,000     2,170,833
   Federated Department Stores, Inc.
      6.30%, due 4/1/09                                  1,000,000     1,010,471
   J.C. Penney Co., Inc.
      8.00%, due 3/1/10                                    420,000       446,930
                                                                    ------------
                                                                       3,628,234
                                                                    ------------
   SAVINGS & LOANS (0.1%)
   Washington Mutual Bank
      5.95%, due 5/20/13                                   500,000       493,575
                                                                    ------------
   TELECOMMUNICATIONS (1.2%)

   CenturyTel, Inc.
      Series F
      6.30%, due 1/15/08                                 3,092,000     3,096,415
   Embarq Corp.
      7.995%, due 6/1/36                                   250,000       266,373
   SBC Communications, Inc.
      5.10%, due 9/15/14                                 1,500,000     1,451,483
      5.875%, due 2/1/12                                 2,500,000     2,556,960
                                                                    ------------
                                                                       7,371,231
                                                                    ------------
   TRANSPORTATION (0.2%)
   Burlington Northern Santa Fe Corp.
      6.15%, due 5/1/37                                  1,175,000     1,134,621
                                                                    ------------
   TRUCKING & LEASING (0.3%)
   TTX Co.
      5.00%, due 4/1/12                  (a)             2,050,000     2,047,132
                                                                    ------------
   Total Corporate Bonds
      (Cost $150,734,331)                                            149,364,366
                                                                    ------------

   FOREIGN BONDS (3.1%)
   BANKS (0.5%)
   Barclays Bank PLC
      5.45%, due 9/12/12                                 2,000,000     2,008,480
   Nordea Bank Sweden AB
      5.25%, due 11/30/12                (a)               800,000       795,344
                                                                    ------------
                                                                       2,803,824
                                                                    ------------
   BEVERAGES (0.4%)
   Diageo Capital PLC
      5.125%, due 1/30/12                                2,350,000     2,325,454
                                                                    ------------
   INVESTMENT COMPANY (0.3%)
   Temasek Financial I, Ltd.
      4.50%, due 9/21/15                 (a)             1,750,000     1,651,354
                                                                    ------------
   MEDIA (0.7%)
   Thomson Corp. (The)
      5.70%, due 10/1/14                                 3,400,000     3,371,236
      5.75%, due 2/1/08                                  1,000,000     1,001,248
                                                                    ------------
                                                                       4,372,484
                                                                    ------------
   REAL ESTATE (0.3%)
   Westfield Capital Corp., Ltd./WT
      Finance Aust Pty, Ltd./WEA
      Finance LLC
      4.375%, due 11/15/10               (a)             2,000,000     1,927,006
                                                                    ------------
   TELECOMMUNICATIONS (0.6%)
   Telecom Italia Capital S.A.
      4.00%, due 1/15/10                                   375,000       365,106
      7.20%, due 7/18/36                                   250,000       264,562
   Telefonica Emisones SAU
      7.045%, due 6/20/36                                  250,000       266,295

   Telefonica Europe B.V.
      7.75%, due 9/15/10                                   500,000       533,900
   Vodafone Group PLC
      7.75%, due 2/15/10                                 2,000,000     2,111,644
                                                                    ------------
                                                                       3,541,507
                                                                    ------------
   TRANSPORTATION (0.3%)
   Canadian National Railway Co.
      6.375%, due 11/15/37                               2,010,000     2,034,140
                                                                    ------------
   Total Foreign Bonds
      (Cost $18,745,848)                                              18,655,769
                                                                    ------------

   MORTGAGE-BACKED SECURITIES (12.1%)

   COMMERCIAL MORTGAGE LOANS
      (COLLATERALIZED MORTGAGE
      OBLIGATIONS) (12.1%)
   Banc of America Commercial
      Mortgage, Inc.
      Series 2006-6, Class A2
      5.309%, due 10/10/45                               3,500,000     3,508,452
      Series 2006-4, Class A3A
      5.60%, due 7/10/46                                 1,000,000     1,005,576
      Series 2006-2, Class AAB
      5.72%, due 5/10/45                 (b)             2,000,000     2,030,666
   Banc of America Funding Corp.
      Series 2006-7, Class T2A3
      5.695%, due 10/25/36                               1,000,000     1,004,960
   Bear Stearns Adjustable Rate
      Mortgage Trust
      Series 2005-8, Class A4
      5.095%, due 8/25/35                (a)(b)            500,000       479,638
   Bear Stearns Commercial Mortgage
      Securities
      Series 2006-PW13, Class A3
      5.518%, due 9/11/41                                1,000,000     1,001,284
      Series 2006-PW13, Class A4
      5.54%, due 9/11/41                                 1,000,000     1,000,434
      Series 2006-PW11, Class A3
      5.624%, due 3/11/39                (b)             1,000,000       999,955
      Series 2006-PW11, Class AM
      5.624%, due 3/11/39                (b)               500,000       493,625
      Series 2007-PW17, Class A3
      5.736%, due 6/11/50                                1,000,000     1,006,840
      Series 2006-PW12, Class AAB
      5.87%, due 9/11/38                 (b)             1,000,000     1,012,722
   Credit Suisse Mortgage Capital
      Certificates
      Series 2006-C1, Class AM
      5.735%, due 2/15/39                (b)             5,000,000     4,956,953
   GS Mortgage Securities Corp. II
      Series 2006-GG6, Class A4
      5.553%, due 4/10/38                (b)             5,000,000     5,017,271
   JP Morgan Chase Commercial Mortgage
      Securities Corp.
      Series 2006-CB17, Class A4
      5.429%, due 12/12/43                               2,500,000     2,476,355

      Series 2007-CB18, Class A3
      5.447%, due 6/12/47                                6,000,000     5,933,082
      Series 2006-CB16, Class A4
      5.552%, due 5/12/45                                4,080,000     4,079,286
      Series 2006-CB16, Class A3B
      5.579%, due 5/12/45                                1,000,000     1,001,803
      Series 2007-CB20, Class A4
      5.794%, due 2/12/51                (b)             1,000,000     1,004,940
      Series 2007-CB20, Class A3
      5.819%, due 2/12/51                                1,000,000     1,004,997
      Series 2007-LD12, Class A3
      6.189%, due 2/15/51                (b)             1,000,000     1,023,649
   LB-UBS Commercial Mortgage Trust
      Series 2007-C6, Class AAB
      5.855%, due 7/15/40                                1,000,000     1,013,651
      Series 2007-C6, Class A3
      5.933%, due 7/15/40                                1,000,000     1,018,116
      Series 2006-C4, Class AAB
      6.06%, due 6/15/32                 (b)             1,225,000     1,251,883
   Merrill Lynch Mortgage Trust
      Series 2005-LC1, Class A3
      5.289%, due 1/12/44                (b)             2,500,000     2,496,381
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust
      Series 2006-3, Class A4
      5.414%, due 7/12/46                (b)             4,500,000     4,457,904
      Series 2007-8, Class A2
      6.119%, due 5/12/16                (b)             1,000,000     1,011,797
   Morgan Stanley Capital I
&     Series 2004-HQ3, Class A4
      4.80%, due 1/13/41                                10,000,000     9,667,583
      Series 2006-HQ9, Class AM
      5.773%, due 7/12/44                (b)             1,000,000       998,974
   Structured Adjustable Rate Mortgage
      Loan Trust
      Series 2006-8, Class 4A3
      5.736%, due 9/25/36                (b)             1,000,000       993,295
   TBW Mortgage-Backed Pass-Through
      Certificates
      Series 2006-6, Class A2B
      5.66%, due 1/25/37                                 2,000,000     1,997,094
   Wachovia Bank Commercial Mortgage
      Trust
      Series 2006-C29, Class AM
      5.339%, due 11/15/48                               2,000,000     1,935,376
   WaMu Mortgage Pass-Through
      Certificates
      Series 2006-AR12, Class 2A1
      5.75%, due 10/25/36                (b)             5,984,437     5,953,363
                                                                    ------------
   Total Mortgage-Backed Securities
      (Cost $72,990,294)                                              72,837,905
                                                                    ------------

   U.S. GOVERNMENT & FEDERAL AGENCIES (52.7%)

   FEDERAL HOME LOAN BANK (1.6%)
&     3.625%, due 11/14/08                              10,000,000     9,906,650
                                                                    ------------

   FEDERAL HOME LOAN MORTGAGE
      CORPORATION (5.3%)
&     4.50%, due 1/15/14                                20,000,000    19,707,220
      5.00%, due 10/1/22             TBA (d)             1,500,000     1,470,000
      5.50%, due 10/1/22             TBA (d)             3,500,000     3,489,063
      6.073%, due 9/1/37                 (b)             5,000,000     5,013,477
      6.25%, due 7/15/32                                 2,000,000     2,272,302
                                                                    ------------
                                                                      31,952,062
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE
      CORPORATION (MORTGAGE PASS-
      THROUGH SECURITIES) (12.4%)
      4.00%, due 8/1/20                                  1,610,332     1,514,101
      4.00%, due 2/1/21                                    936,288       880,337
      4.50%, due 11/1/20                                    80,765        77,753
      4.50%, due 4/1/22                                  2,864,764     2,757,938
&     4.50%, due 5/1/22                                  7,852,165     7,559,082
      4.50%, due 5/1/35                                    215,507       200,236
      4.50%, due 8/1/35                                    444,545       413,045
      4.50%, due 10/1/35                                   465,144       432,185
      5.00%, due 10/1/20                                 1,572,936     1,542,245
      5.00%, due 12/1/20                                 4,949,086     4,852,520
      5.00%, due 1/1/21                                    810,677       794,842
      5.00%, due 5/1/21                                  1,447,575     1,419,330
      5.00%, due 10/1/36                                   251,514       239,983
&     5.00%, due 6/1/37                                 30,361,887    28,961,377
      5.433%, due 1/1/36                 (b)             6,192,170     6,145,148
      5.50%, due 12/1/18                                 1,312,743     1,312,986
      5.50%, due 9/1/21                                  2,564,518     2,557,345
      5.50%, due 1/1/36                                    195,716       191,878
      5.50%, due 10/1/36                                   930,938       911,683
      5.50%, due 4/1/37                                    427,624       418,723
      5.50%, due 6/1/37                                    984,307       963,819
      5.50%, due 8/1/37                                  3,496,162     3,423,390
      5.615%, due 1/1/37                 (b)             2,680,674     2,666,761
      6.00%, due 8/1/21                                  2,146,570     2,173,697
      6.50%, due 7/1/17                                    213,249       218,437
      6.50%, due 11/1/35                                   331,021       338,000
      7.00%, due 1/1/33                                  1,155,983     1,198,437
      7.00%, due 9/1/33                                    464,828       481,559
                                                                    ------------
                                                                      74,646,837
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE
      ASSOCIATION (3.3%)
&     4.375%, due 9/13/10                               10,000,000     9,982,220
      5.00%, due 5/11/17                 (c)             1,000,000     1,000,813
      5.00%, due 5/1/37                                  3,300,000     3,147,780
      5.375%, due 6/12/17                                5,000,000     5,141,820
      7.00%, due 9/1/37                                    600,000       619,272
                                                                    ------------
                                                                      19,891,905
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE
      ASSOCIATION (MORTGAGE PASS-
      THROUGH SECURITIES) (10.9%)
      4.00%, due 10/1/20                                       934           878
      4.00%, due 3/1/22                                    489,854       460,397
      4.50%, due 12/1/19                                    11,978        11,544
      4.50%, due 9/1/20                                    112,810       108,647

      4.50%, due 9/1/35                                  2,689,035     2,496,040
      4.50%, due 10/1/36                                   993,250       921,483
      5.00%, due 1/1/21                                    305,191       299,232
      5.00%, due 10/1/21                                 2,938,803     2,881,304
      5.00%, due 1/1/22                                    548,545       537,672
      5.00%, due 4/1/22                                     97,931        95,990
      5.00%, due 6/1/22                                    972,403       953,129
      5.00%, due 7/1/22                                  2,969,027     2,910,177
      5.00%, due 8/1/22                                  6,430,692     6,303,227
      5.00%, due 5/1/37                                  2,495,361     2,380,257
      5.386%, due 1/1/36                 (b)             1,836,560     1,824,489
      5.50%, due 5/1/16                                    110,324       110,510
      5.50%, due 7/1/22                                  1,776,428     1,772,304
      5.50%, due 6/1/35                                  3,235,544     3,173,013
      5.50%, due 7/1/35                                  3,319,027     3,254,882
&     5.50%, due 8/1/35                                  7,572,951     7,426,592
      5.50%, due 10/1/35                                   537,844       527,449
      5.50%, due 11/1/35                                 4,949,198     4,853,548
      5.50%, due 8/1/36                                  1,831,772     1,794,531
      5.50%, due 10/1/36                                 3,244,037     3,178,085
      5.50%, due 12/1/36                                   690,751       676,707
      5.50%, due 3/1/37                                  1,934,061     1,894,408
      5.50%, due 4/1/37                                    630,289       617,476
      5.521%, due 1/1/37                 (b)             2,040,239     2,036,599
      5.958%, due 7/1/36                 (b)               970,932       976,993
      6.00%, due 2/1/14                                    353,019       358,308
      6.00%, due 1/1/36                                  1,170,481     1,172,430
      6.00%, due 6/1/36                                  2,583,720     2,588,022
      6.00%, due 7/1/36                                  1,974,278     1,977,566
      6.00%, due 10/15/36                                  899,551       905,392
      6.00%, due 6/1/37                                  1,987,884     1,990,857
      6.00%, due 7/1/37                                  1,993,392     1,996,374
      6.50%, due 11/1/09                                   114,912       115,480
      7.50%, due 7/1/28                                    140,455       147,399
                                                                    ------------
                                                                      65,729,391
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (COLLATERALIZED
      MORTGAGE OBLIGATION) (4.3%)
      Series 2003-96, Class C
      4.396%, due 1/16/24                                3,000,000     2,958,719
      Series 2005-87, Class B
      5.116%, due 1/16/28                (b)             5,000,000     4,970,753
      5.50%, due 10/1/37             TBA (d)             4,000,000     3,943,752
      Series 2002-35, Class D
      6.268%, due 1/16/27                (b)             5,000,000     5,166,610
&     6.50%, due 10/1/37             TBA (d)             9,000,000     9,196,875
                                                                    ------------
                                                                      26,236,709
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (MORTGAGE PASS-
      THROUGH SECURITIES) (3.3%)
      4.50%, due 9/15/35                                   488,831       459,277
      5.50%, due 7/15/35                                 1,468,522     1,448,994
      5.50%, due 8/15/35                                   697,877       688,597
      5.50%, due 5/15/36                                   896,691       884,318
      5.50%, due 7/15/36                                 2,880,293     2,840,547
      5.50%, due 11/15/36                                  988,850       975,204

      5.50%, due 5/15/37                                 3,295,762     3,250,055
      6.00%, due 1/15/36                                 2,290,161     2,305,030
      6.00%, due 4/15/36                                   939,263       945,362
      6.00%, due 4/15/37                                   477,681       480,759
      6.50%, due 1/15/36                                   803,665       821,658
      6.50%, due 3/15/36                                   504,419       515,712
      6.50%, due 6/15/36                                 1,790,306     1,830,388
      6.50%, due 9/15/36                                   491,524       502,528
      6.50%, due 7/15/37                                 1,809,695     1,849,984
      7.00%, due 7/15/31                                   137,766       144,229
                                                                    ------------
                                                                      19,942,642
                                                                    ------------
   UNITED STATES TREASURY BONDS (1.5%)
      4.75%, due 2/15/37                                 5,695,000     5,616,250
      5.375%, due 2/15/31                                2,250,000     2,408,555
      6.25%, due 8/15/23                                 1,000,000     1,148,828
                                                                    ------------
                                                                       9,173,633
                                                                    ------------
   UNITED STATES TREASURY NOTES (10.1%)
&     4.00%, due 8/31/09                 (c)            22,000,000    22,015,466
      4.50%, due 5/15/10                 (c)             3,000,000     3,037,734
      4.625%, due 7/31/09                                2,200,000     2,225,265
&     4.75%, due 8/15/17                 (c)            29,275,000    29,668,397
      4.875%, due 5/31/09                                4,085,000     4,145,000
                                                                    ------------
                                                                      61,091,862
                                                                    ------------
   Total U.S. Government & Federal
      Agencies
      (Cost $318,706,505)                                            318,571,691
                                                                    ------------

   YANKEE BONDS (0.3%)                   (e)

   BEVERAGES (0.2%)
   Molson Coors Capital Finance ULC
      4.85%, due 9/22/10                                 1,500,000     1,476,971
                                                                    ------------
   PIPELINES (0.1%)
   TransCanada Pipelines, Ltd.
      4.00%, due 6/15/13                                   500,000       463,716
                                                                    ------------
   Total Yankee Bonds
      (Cost $1,952,989)                                                1,940,687
                                                                    ------------
   Total Long-Term Bonds
      (Cost $593,585,379)                                            591,232,601
                                                                    ------------

   SHORT-TERM INVESTMENTS (12.8%)

   FEDERAL AGENCY (5.9%)
   Federal Home Loan Bank (Discount
      Note)
      4.00%, due 10/1/07                                35,560,000    35,560,000
                                                                    ------------
   Total Federal Agency
      (Cost $35,560,000)                                              35,560,000
                                                                    ------------

                                                          SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)                  ++
   Reserve Primary Money Market Fund          (f)           16,246        16,246
                                                                    ------------
   Total Investment Company
     (Cost $16,246)                                                       16,246
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (0.6%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $2,519,355
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and
      maturity dates between
      11/1/09-2/1/37, with a Principal
      Amount of $2,533,644 and a
      Market Value of $2,568,694)             (f)      $ 2,518,233     2,518,233
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity
      $881,778 (Collateralized
      by various Corporate Bonds, with
      rates between 1.162%-6.69% and
      maturity dates between
      12/17/07-11/21/99, with a
      Principal Amount of $4,485,994
      and a Market Value of $916,544)         (f)          881,381       881,381
                                                                    ------------
   Total Repurchase Agreements
      (Cost $3,399,614)                                                3,399,614
                                                                    ------------
   TIME DEPOSITS (6.3%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                     (f)        1,762,763     1,762,763
   Bank of Nova Scotia
      5.00%, due 10/24/07                     (f)        1,762,763     1,762,763
   Barclays
      5.33%, due 11/6/07                      (f)        1,762,763     1,762,763
   BNP Paribas
      5.20%, due 10/1/07                      (f)        6,043,758     6,043,758
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                     (f)        3,777,349     3,777,349
   Deutsche Bank AG
      5.325%, due 11/6/07                     (f)        4,029,172     4,029,172
   Dexia Group
      4.895%, due 10/2/07                     (f)        3,273,703     3,273,703
   National Australia Bank
      5.125%, due 10/1/07                     (f)        3,777,349     3,777,349
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                      (f)        1,762,763     1,762,763
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                      (f)        1,510,940     1,510,940
      5.188%, due 10/1/07                     (f)        1,259,116     1,259,116
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                     (f)        1,762,763     1,762,763
      5.20%, due 10/1/07                      (f)        4,532,819     4,532,819
   Swedbank AB
      5.31%, due 10/1/07                      (f)        1,259,116     1,259,116
                                                                    ------------
   Total Time Deposits
      (Cost $38,277,137)                                              38,277,137
                                                                    ------------

  Total Short-Term Investments
      (Cost $77,252,997)                                              77,252,997
                                                                    ------------
  Total Investments
      (Cost $670,838,376)                (g)                 110.6%  668,485,598(h)
  Liabilities in Excess of
     Cash and Other Assets                                   (10.6)  (63,840,850)
                                                       -----------  ------------
   Net Assets                                                100.0% $604,644,748
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at September 30, 2007.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2007 is $18,099,690.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  The cost for federal income tax purposes is $670,876,590.

(h) At September 30, 2007 net unrealized depreciation was $2,390,992, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,998,730 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,389,722.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                              SHARES        VALUE
                                                            -----------  ------------
   COMMON STOCKS (98.9%)                           +

   AEROSPACE & DEFENSE (2.8%)
&  Precision Castparts Corp.                                    153,600  $ 22,729,728
                                                                         ------------
   AUTOMOBILES (0.6%)
   Harley-Davidson, Inc.                           (a)          109,000     5,036,890
                                                                         ------------
   BIOTECHNOLOGY (3.9%)
   Celgene Corp.                                   (b)          241,700    17,235,627
   Genentech, Inc.                                 (b)          182,900    14,269,858
                                                                         ------------
                                                                           31,505,485
                                                                         ------------
   CAPITAL MARKETS (3.2%)
   Goldman Sachs Group, Inc. (The)                               39,500     8,561,230
   Merrill Lynch & Co., Inc.                                    119,800     8,539,344
   Morgan Stanley                                               140,600     8,857,800
                                                                         ------------
                                                                           25,958,374
                                                                         ------------
   COMMERCIAL SERVICES & SUPPLIES (2.2%)
   Manpower, Inc.                                               152,100     9,787,635
   Robert Half International, Inc.                              263,500     7,868,110
                                                                         ------------
                                                                           17,655,745
                                                                         ------------
   COMMUNICATIONS EQUIPMENT (2.7%)
&  Cisco Systems, Inc.                             (b)          653,100    21,624,141
                                                                         ------------
   COMPUTERS & PERIPHERALS (6.4%)
&  Apple, Inc.                                     (b)          168,700    25,902,198
   Hewlett-Packard Co.                                          362,300    18,038,917
   Network Appliance, Inc.                         (b)          297,600     8,008,416
                                                                         ------------
                                                                           51,949,531
                                                                         ------------
   CONSUMER FINANCE (0.5%)
   First Marblehead Corp. (The)                    (a)          110,900     4,206,437
                                                                         ------------
   DIVERSIFIED FINANCIAL SERVICES (1.7%)
   IntercontinentalExchange, Inc.                  (b)           89,600    13,610,240
                                                                         ------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (2.2%)
   AT&T, Inc.                                                   414,400    17,533,264
                                                                         ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
   Amphenol Corp. Class A                                       337,400    13,415,024
                                                                         ------------
   ENERGY EQUIPMENT & SERVICES (12.2%)
   Baker Hughes, Inc.                                           180,100    16,275,637

   Cameron International Corp.                (b)          179,600    16,575,284
   ENSCO International, Inc.                               187,700    10,529,970
   Halliburton Co.                                         456,800    17,541,120
&  National Oilwell Varco, Inc.               (b)          155,000    22,397,500
   Smith International, Inc.                               215,600    15,393,840
                                                                    ------------
                                                                      98,713,351
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (1.7%)
   Humana, Inc.                               (b)          191,600    13,389,008
                                                                    ------------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (1.8%)
   NRG Energy, Inc.                           (a)(b)       347,600    14,700,004
                                                                    ------------
   INSURANCE (1.3%)
   Assurant, Inc.                             (a)          200,900    10,748,150
                                                                    ------------
   INTERNET SOFTWARE & SERVICES (3.3%)
   Akamai Technologies, Inc.                  (a)(b)       269,400     7,739,862
&  Google, Inc. Class A                       (b)           32,600    18,493,002
                                                                    ------------
                                                                      26,232,864
                                                                    ------------
   IT SERVICES (1.1%)
   Cognizant Technology Solutions Corp.
      Class A                                 (b)          114,300     9,117,711
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES (2.4%)
&  Thermo Fisher Scientific, Inc.             (b)          336,000    19,393,920
                                                                    ------------
   MEDIA (3.3%)
   Comcast Corp. Class A                      (b)          546,750    13,220,415
   DIRECTV Group, Inc. (The)                  (b)          568,600    13,805,608
                                                                    ------------
                                                                      27,026,023
                                                                    ------------
   METALS & MINING (5.2%)
   Allegheny Technologies, Inc.                            124,900    13,732,755
&  Southern Copper Corp.                      (a)          231,500    28,666,645
                                                                    ------------
                                                                      42,399,400
                                                                    ------------
   MULTILINE RETAIL (4.4%)
   J.C. Penney Co., Inc.                                   185,000    11,723,450
   Kohl's Corp.                               (b)          209,100    11,987,703
   Nordstrom, Inc.                                         250,000    11,722,500
                                                                    ------------
                                                                      35,433,653
                                                                    ------------
   MULTI-UTILITIES (1.2%)
   CenterPoint Energy, Inc.                   (a)          599,000     9,601,970
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (5.3%)
   ExxonMobil Corp.                                        106,300     9,839,128
   Williams Cos., Inc.                                     486,800    16,580,408
   XTO Energy, Inc.                                        266,900    16,505,096
                                                                    ------------
                                                                      42,924,632
                                                                    ------------
   PHARMACEUTICALS (2.3%)
&  Schering-Plough Corp.                                   597,100    18,886,273
                                                                    ------------
   ROAD & RAIL (1.8%)
   Norfolk Southern Corp.                                  284,600    14,773,586
                                                                    ------------

   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (6.3%)
   Applied Materials, Inc.                    (a)          775,600    16,054,920
   MEMC Electronic Materials, Inc.            (b)          243,200    14,314,752
&  NVIDIA Corp.                               (b)          563,850    20,433,924
                                                                    ------------
                                                                      50,803,596
                                                                    ------------
   SOFTWARE (6.8%)
   BMC Software, Inc.                         (b)          314,700     9,828,081
&  Microsoft Corp.                                         905,500    26,676,030
   Oracle Corp.                               (b)          834,900    18,075,585
                                                                    ------------
                                                                      54,579,696
                                                                    ------------
   SPECIALTY RETAIL (7.3%)
   Abercrombie & Fitch Co. Class A                         139,700    11,273,790
   American Eagle Outfitters, Inc.                         362,000     9,524,220
   AutoZone, Inc.                             (b)           87,400    10,150,636
   CarMax, Inc.                               (a)(b)       299,600     6,090,868
   Limited Brands, Inc.                                    391,100     8,952,279
   TJX Cos., Inc.                                          449,200    13,058,244
                                                                    ------------
                                                                      59,050,037
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS (3.3%)
   Coach, Inc.                                (b)          333,100    15,745,637
   Polo Ralph Lauren Corp.                                 138,400    10,760,600
                                                                    ------------
                                                                      26,506,237
                                                                    ------------
   Total Common Stocks
      (Cost $641,660,128)                                            799,504,970
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   SHORT-TERM INVESTMENTS (10.7%)

   COMMERCIAL PAPER (0.9%)
   Societe Generale North America, Inc.
      5.05%, due 10/1/07                               $ 7,700,000     7,700,000
                                                                    ------------
   Total Commercial Paper
      (Cost $7,700,000)                                                7,700,000
                                                                    ------------

                                                          SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)                  ++
   Reserve Primary Money Market Fund          (c)           30,823        30,823
                                                                    ------------
   Total Investment Company
      (Cost $30,823)                                                      30,823
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (0.8%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $4,779,964
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and
      maturity dates between
      11/1/09-2/1/37, with a
      Principal Amount of $4,807,075
      and a Market Value of
      $4,873,574)                             (c)      $ 4,777,834     4,777,834

   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,672,995
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and
      maturity dates between
      12/17/07-11/21/99, with a
      Principal Amount of $8,511,260
      and a Market Value of
      $1,738,956)                        (c)             1,672,242     1,672,242
                                                                    ------------
   Total Repurchase Agreements
      (Cost $6,450,076)                                                6,450,076
                                                                    ------------
   TIME DEPOSITS (9.0%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                (c)             3,344,484     3,344,484
   Bank of Nova Scotia
      5.00%, due 10/24/07                (c)             3,344,484     3,344,484
   Barclays
      5.33%, due 11/6/07                 (c)             3,344,485     3,344,485
   BNP Paribas
      5.20%, due 10/1/07                 (c)            11,466,802    11,466,802
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (c)             7,166,751     7,166,751
   Deutsche Bank AG
      5.325%, due 11/6/07                (c)             7,644,535     7,644,535
   Dexia Group
      4.895%, due 10/2/07                (c)             6,211,185     6,211,185
   National Australia Bank
      5.125%, due 10/1/07                (c)             7,166,751     7,166,751
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (c)             3,344,484     3,344,484
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (c)             2,866,701     2,866,701
      5.188%, due 10/1/07                (c)             2,388,917     2,388,917
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (c)             3,344,484     3,344,484
      5.20%, due 10/1/07                 (c)             8,600,102     8,600,102
   Swedbank AB
      5.31%, due 10/1/07                 (c)             2,388,917     2,388,917
                                                                    ------------
   Total Time Deposits
      (Cost $72,623,082)                                              72,623,082
                                                                    ------------
   Total Short-Term Investments
      (Cost $86,803,981)                                              86,803,981
                                                                    ------------
   Total Investments
      (Cost $728,464,109)                (d)                 109.6%  886,308,951(e)
   Liabilities in Excess of
      Cash and Other Assets                                   (9.6)  (77,514,634)
                                                       -----------  ------------
   Net Assets                                                100.0% $808,794,317
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  The cost for federal income tax purposes is $728,717,876.

(e) At September 30, 2007 net unrealized appreciation was $157,591,075, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $186,836,892 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $29,245,817.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                        PRINCIPAL     AMORTIZED
                                                          AMOUNT        COST
                                                       -----------  ------------
   SHORT-TERM INVESTMENTS (100.4%)       +

   COMMERCIAL PAPER (59.4%)
   Abbey National North America LLC
      4.615%, due 1/3/08                               $ 5,575,000  $  5,507,820
   Allianz Finance Corp.
      5.06%, due 11/19/07                (a)             3,475,000     3,451,067
      5.23%, due 11/8/07                 (a)             5,100,000     5,071,845
   American Express Credit Corp.
      4.71%, due 1/29/08                                 5,075,000     4,995,323
      4.72%, due 1/17/08                                 4,000,000     3,943,360
      5.27%, due 12/27/07                                4,000,000     3,949,057
   American General Finance Corp.
      5.10%, due 1/10/08                                 3,000,000     2,957,075
      5.23%, due 11/20/07                                4,400,000     4,368,039
   American Honda Finance Corp.
      5.22%, due 10/25/07                                3,500,000     3,487,820
      5.26%, due 11/27/07                                3,200,000     3,173,349
      5.846%, due 9/18/08                (a)             3,200,000     3,206,756
   AstraZeneca PLC
      5.25%, due 11/1/07                 (a)               375,000       373,305
      5.30%, due 10/22/07                (a)             5,100,000     5,084,232
      5.33%, due 12/5/07                 (a)             4,400,000     4,357,656
   Atlantis One Funding Corp.
      5.19%, due 1/7/08                  (a)             2,700,000     2,661,853
   Australia & New Zealand Banking
      Group, Ltd.
      5.24%, due 10/25/07                                4,000,000     3,986,027
   Bank of America Corp.
      5.225%, due 11/27/07                               4,175,000     4,140,460
      5.28%, due 1/17/08                                 5,200,000     5,117,632
   BNP Paribas Finance, Inc.
      5.217%, due 12/12/07                               5,050,000     4,997,308
      5.497%, due 12/13/07                               5,000,000     4,944,266
   Dexia Delaware LLC
      5.22%, due 10/9/07                                 4,000,000     3,995,360
   Electricite de France
      5.215%, due 1/15/08                                4,650,000     4,578,598
   Export Development Canada
      5.12%, due 10/11/07                                2,000,000     1,997,155
      5.14%, due 11/2/07                                 3,650,000     3,633,324
      5.17%, due 10/1/07                                 3,900,000     3,899,999
   General Electric Capital Corp.
      5.12%, due 1/14/08                                 5,100,000     5,023,840
   General Electric Co.
      5.24%, due 12/21/07                                3,850,000     3,804,609
   Goldman Sachs Group, Inc.
      5.19%, due 10/16/07                                3,500,000     3,492,431
      5.21%, due 11/13/07                                4,575,000     4,546,529
   HBOS Treasury Services PLC
      5.23%, due 10/31/07                                1,550,000     1,543,245
      5.24%, due 10/25/07                                3,200,000     3,188,821

      5.33%, due 11/8/07                                 5,725,000     5,692,791
   ING U.S. Funding LLC
      5.15%, due 11/6/07                                 3,300,000     3,283,005
      5.18%, due 11/30/07                                4,000,000     3,965,467
      5.42%, due 1/8/08                                  2,750,000     2,709,011
   Johnson & Johnson
      4.72%, due 10/11/07                (a)             1,450,000     1,448,099
      4.72%, due 10/16/07                (a)             4,500,000     4,491,150
   JPMorgan Chase & Co.
      5.00%, due 12/14/07                                3,000,000     2,969,167
      5.00%, due 12/17/07                                3,200,000     3,165,778
   KfW International Finance, Inc.
      5.13%, due 1/22/08                 (a)             4,000,000     3,935,590
      5.13%, due 1/24/08                 (a)             2,725,000     2,680,344
      5.18%, due 10/3/07                 (a)             2,950,000     2,949,151
   Merrill Lynch & Co., Inc.
      5.16%, due 11/14/07                                4,000,000     3,974,773
      5.19%, due 10/2/07                                 3,600,000     3,599,481
      5.23%, due 11/29/07                                3,000,000     2,974,286
   Metlife Funding, Inc.
      4.75%, due 11/2/07                                 4,500,000     4,481,000
   Morgan Stanley
      5.48%, due 1/30/08                                   570,000       559,501
      5.60%, due 1/2/08                                  2,975,000     2,931,962
   Nationwide Building Society
      5.25%, due 10/22/07                (a)               775,000       772,627
      5.255%, due 10/9/07                (a)             4,000,000     3,995,329
   Nestle Capital Corp.
      4.99%, due 3/10/08                 (a)             3,050,000     2,981,935
      5.20%, due 11/16/07                (a)             4,500,000     4,470,100
      5.23%, due 12/19/07                (a)             4,500,000     4,448,354
   Presidents & Fellows of Harvard
      College
      4.90%, due 12/11/07                                4,650,000     4,605,063
      5.085%, due 1/22/08                                4,000,000     3,936,155
   Prudential Funding LLC
      5.17%, due 12/24/07                                3,500,000     3,457,778
      5.20%, due 10/15/07                                4,000,000     3,991,911
      5.20%, due 11/6/07                                 4,050,000     4,028,940
   Rabobank USA Finance Corp.
      4.95%, due 12/17/07                                4,500,000     4,452,356
      5.125%, due 11/16/07                               4,100,000     4,073,151
   Royal Bank of Scotland
      5.175%, due 12/6/07                                4,125,000     4,085,864
      5.175%, due 12/7/07                                4,100,000     4,060,512
   Societe Generale North America, Inc.
      5.14%, due 12/10/07                                4,200,000     4,158,024
      5.415%, due 11/29/07                               5,000,000     4,955,627
      5.61%, due 12/10/07                                2,275,000     2,250,184
   Svenska Handelsbanken, Inc.
      5.22%, due 10/31/07                                4,000,000     3,982,600
      5.235%, due 10/18/07                               4,000,000     3,990,112
      5.24%, due 10/22/07                                4,000,000     3,987,773
   Swedish Export Credit Corp.
      5.13%, due 11/7/07                                 3,300,000     3,282,601
      5.21%, due 10/26/07                                3,000,000     2,989,146
      5.22%, due 12/18/07                                5,000,000     4,943,450
   Swiss RE Financial Products Corp.

      5.195%, due 1/25/08                  (a)           4,500,000     4,424,673
      5.24%, due 10/18/07                  (a)           4,000,000     3,990,102
      5.30%, due 1/28/08                   (a)           4,325,000     4,249,228
   Total Capital S.A.
      5.135%, due 11/7/07                  (a)           4,100,000     4,078,362
      5.25%, due 11/15/07                  (a)           3,500,000     3,477,031
   Toyota Motor Credit Corp.
      4.75%, due 1/17/08                                 3,500,000     3,450,125
      5.14%, due 11/21/07                                4,100,000     4,070,145
      5.18%, due 1/8/08                                  4,150,000     4,090,883
   UBS Finance Delaware LLC
      5.195%, due 1/9/08                                 3,925,000     3,868,360
      5.215%, due 10/9/07                                4,000,000     3,995,364
      5.35%, due 12/12/07                                3,150,000     3,116,295
   Unilever Capital Corp.
      5.25%, due 11/19/07                  (a)           4,600,000     4,567,129
   Wal-Mart Stores, Inc.
      4.93%, due 12/18/07                  (a)           4,300,000     4,254,069
      5.18%, due 10/10/07                  (a)           4,000,000     3,994,820
      5.21%, due 10/23/07                  (a)           4,000,000     3,987,265
                                                                    ------------
                                                                     322,802,160
                                                                    ------------
   CORPORATE BONDS (3.6%)
   Bank One N.A./Chicago, IL
      3.70%, due 1/15/08                                 4,000,000     3,981,524
   International Business Machines Corp.
      5.83%, due 9/8/08                    (a)(b)        4,600,000     4,597,654
   Morgan Stanley
      5.485%, due 11/9/07                  (b)           3,500,000     3,500,545
   Wachovia Corp.
      3.50%, due 8/15/08                                 3,700,000     3,645,096
   Wells Fargo & Co.
      4.125%, due 3/10/08                                4,000,000     3,979,736
                                                                    ------------
                                                                      19,704,555
                                                                    ------------
   FEDERAL AGENCIES (34.8%)
   Federal Home Loan Bank (Discount
      Notes)
      4.00%, due 10/1/07                                54,000,000    54,000,000
      4.43%, due 3/19/08                                 2,625,000     2,570,086
      4.45%, due 1/10/08                                 5,000,000     4,937,576
      4.755%, due 1/23/08                                4,100,000     4,038,264
      4.845%, due 1/11/08                                1,450,000     1,430,095
      4.85%, due 2/15/08                                 5,800,000     5,692,950
      4.889%, due 11/7/07                                3,900,000     3,880,403
      4.89%, due 12/20/07                                5,600,000     5,539,147
      5.45%, due 8/15/08                                 4,350,000     4,379,634
   Federal Home Loan Mortgage
      Corporation (Discount Notes)
      4.72%, due 12/26/07                                4,000,000     3,954,898
      4.74%, due 12/31/07                                4,175,000     4,124,977
      4.75%, due 12/3/07                                 3,050,000     3,024,647
      4.77%, due 1/7/08                                  4,500,000     4,441,568
      4.85%, due 12/28/07                                5,000,000     4,940,722
      4.90%, due 10/29/07                                6,000,000     5,977,133
      5.02%, due 12/11/07                                1,775,000     1,757,426
      5.09%, due 12/24/07                                4,700,000     4,644,180
      5.093%, due 12/24/07                                 290,000       286,554

      5.10%, due 11/5/07                                 4,500,000     4,477,687
      5.115%, due 10/26/07                               3,800,000     3,786,502
      5.115%, due 11/5/07                                4,450,000     4,427,870
      5.115%, due 11/26/07                               4,000,000     3,968,173
      5.13%, due 10/19/07                                4,350,000     4,338,843
   Federal National Mortgage
      Association (Discount Notes)
      4.45%, due 1/11/08                                 3,200,000     3,159,653
      4.465%, due 2/6/08                                 3,900,000     3,838,085
      4.73%, due 1/4/08                                  4,000,000     3,950,072
      4.73%, due 2/13/08                                 4,000,000     3,929,050
      4.80%, due 1/30/08                                10,496,000    10,326,665
      4.89%, due 10/17/07                               10,000,000     9,978,267
      5.105%, due 10/5/07                                4,775,000     4,772,291
      5.11%, due 11/28/07                                4,500,000     4,462,953
      5.12%, due 10/24/07                                3,775,000     3,762,652
                                                                    ------------
                                                                     188,799,023
                                                                    ------------
   MEDIUM-TERM NOTES (2.6%)
   American General Finance Corp.
      Series H
      4.50%, due 11/15/07                                3,500,000     3,496,287
   General Electric Capital Corp.
      5.42%, due 1/3/08                  (b)             3,500,000     3,500,906
   Morgan Stanley
      5.485%, due 1/18/08                (b)             3,500,000     3,501,624
   Wachovia Corp.
      Series E
      5.426%, due 11/8/07                (b)             3,500,000     3,500,400
                                                                    ------------
                                                                      13,999,217
                                                                    ------------
   Total Short-Term Investments
      (Amortized Cost $545,304,955)      (c)                 100.4%  545,304,955
   Liabilities in Excess of
      Cash and Other Assets                                   (0.4)   (1,909,501)
                                                       -----------  ------------
   Net Assets                                               100.0 % $543,395,454
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at September 30, 2007.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY VP COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                        SHARES         VALUE
                                                     -----------  --------------
   COMMON STOCKS (99.8%)                 +

   AEROSPACE & DEFENSE (3.7%)
   Boeing Co. (The)                                       81,718  $    8,579,573
   Honeywell International, Inc.                         179,653      10,683,964
   L-3 Communications Holdings, Inc.     (a)              14,196       1,449,979
   Lockheed Martin Corp.                                  98,111      10,644,062
   Northrop Grumman Corp.                                 10,561         823,758
   Raytheon Co.                          (a)             117,458       7,496,170
                                                                  --------------
                                                                      39,677,506
                                                                  --------------
   AIR FREIGHT & LOGISTICS (0.4%)
   FedEx Corp.                                            43,161       4,521,115
                                                                  --------------
   AIRLINES (0.2%)
   Southwest Airlines Co.                                113,126       1,674,265
                                                                  --------------
   AUTO COMPONENTS (0.4%)
   BorgWarner, Inc.                                       15,976       1,462,283
   Johnson Controls, Inc.                                 23,013       2,718,065
                                                                  --------------
                                                                       4,180,348
                                                                  --------------
   AUTOMOBILES (0.0%)                    ++
   Thor Industries, Inc.                                     207           9,313
                                                                  --------------
   BEVERAGES (0.8%)
   Coca-Cola Co. (The)                                    33,649       1,933,808
   Coca-Cola Enterprises, Inc.                           117,377       2,842,871
   Molson Coors Brewing Co. Class B                        3,556         354,427
   Pepsi Bottling Group, Inc. (The)                       42,545       1,581,398
   PepsiCo, Inc.                                          29,076       2,130,108
                                                                  --------------
                                                                       8,842,612
                                                                  --------------
   BIOTECHNOLOGY (0.1%)
   Biogen Idec, Inc.                     (b)              14,334         950,774
   Cephalon, Inc.                        (a)(b)            5,232         382,250
                                                                  --------------
                                                                       1,333,024
                                                                  --------------
   BUILDING PRODUCTS (0.2%)
   Masco Corp.                                           104,832       2,428,957
                                                                  --------------
   CAPITAL MARKETS (5.0%)
   A.G. Edwards, Inc.                                      9,607         804,586
   Ameriprise Financial, Inc.                             92,443       5,834,078
   Bank of New York Mellon Corp. (The)                   235,918      10,413,421
   Charles Schwab Corp. (The)                            336,894       7,276,910
   Goldman Sachs Group, Inc. (The)                        18,296       3,965,475
   Janus Capital Group, Inc.             (a)              35,267         997,351
   Lehman Brothers Holdings, Inc.                          4,946         305,317

   Merrill Lynch & Co., Inc.                             141,314      10,072,862
   Morgan Stanley                                        171,883      10,828,629
   Northern Trust Corp.                                   46,765       3,099,117
                                                                  --------------
                                                                      53,597,746
                                                                  --------------
   CHEMICALS (0.8%)
   Albemarle Corp.                                        15,648         691,642
   Ashland, Inc.                                          23,412       1,409,637
   Cabot Corp.                                            12,789         454,393
   Chemtura Corp.                                          5,424          48,219
   Dow Chemical Co. (The)                                 58,059       2,500,021
   Lubrizol Corp. (The)                                   19,692       1,281,162
   Lyondell Chemical Co.                                  44,871       2,079,771
                                                                  --------------
                                                                       8,464,845
                                                                  --------------
   COMMERCIAL BANKS (1.2%)
   City National Corp.                                     3,549         246,691
   National City Corp.                                    84,409       2,117,822
   PNC Financial Services Group, Inc.                     41,053       2,795,709
   Wachovia Corp.                                         15,883         796,532
   Wells Fargo & Co.                                     199,088       7,091,515
                                                                  --------------
                                                                      13,048,269
                                                                  --------------
   COMMERCIAL SERVICES & SUPPLIES (0.5%)
   Allied Waste Industries, Inc.            (b)           51,856         661,164
   ChoicePoint, Inc.                        (b)           23,029         873,260
   Dun & Bradstreet Corp. (The)                           11,285       1,112,814
   HNI Corp.                                (a)            2,747          98,892
   Manpower, Inc.                                          1,652         106,306
   Navigant Consulting, Inc.                (a)(b)            72             912
   Robert Half International, Inc.                        14,108         421,265
   Waste Management, Inc.                                 42,126       1,589,835
                                                                  --------------
                                                                       4,864,448
                                                                  --------------
   COMMUNICATIONS EQUIPMENT (2.1%)
   Avaya, Inc.                              (b)           20,765         352,174
   Cisco Systems, Inc.                      (b)          352,953      11,686,274
   Juniper Networks, Inc.                   (b)          106,016       3,881,246
   Motorola, Inc.                                         67,648       1,253,517
   QUALCOMM, Inc.                                        106,212       4,488,519
   Tellabs, Inc.                            (b)           18,429         175,444
                                                                  --------------
                                                                      21,837,174
                                                                  --------------
   COMPUTERS & PERIPHERALS (5.4%)
   Apple, Inc.                              (b)           27,309       4,193,024
   EMC Corp.                                (b)          467,364       9,721,171
&  Hewlett-Packard Co.                                   337,409      16,799,594
&  International Business Machines Corp.                 161,326      19,004,203
   Lexmark International, Inc. Class A      (b)           37,134       1,542,175
   Network Appliance, Inc.                  (b)          144,766       3,895,653
   QLogic Corp.                             (b)            7,271          97,795
   SanDisk Corp.                            (b)           10,498         578,440
   Western Digital Corp.                    (b)           63,001       1,595,185
                                                                  --------------
                                                                      57,427,240
                                                                  --------------
   CONSTRUCTION & ENGINEERING (0.7%)
   Fluor Corp.                                            43,334       6,239,229

   KBR, Inc.                                  (b)         19,755         765,901
   Quanta Services, Inc.                      (b)         15,844         419,074
                                                                  --------------
                                                                       7,424,204
                                                                  --------------
   CONSUMER FINANCE (1.7%)
   American Express Co.                                   87,341       5,185,435
   Capital One Financial Corp.                           130,554       8,672,702
   Discover Financial Services                (b)        174,388       3,627,270
   SLM Corp.                                              11,926         592,364
                                                                  --------------
                                                                      18,077,771
                                                                  --------------
   CONTAINERS & PACKAGING (0.3%)
   Ball Corp.                                              5,097         273,964
   Bemis Co., Inc.                                         3,206          93,327
   Packaging Corp. of America                              4,569         132,821
   Pactiv Corp.                               (b)         48,926       1,402,219
   Sonoco Products Co.                                    11,767         355,128
   Temple-Inland, Inc.                                    13,216         695,558
                                                                  --------------
                                                                       2,953,017
                                                                  --------------
   DIVERSIFIED CONSUMER SERVICES (0.0%)       ++
   Career Education Corp.                     (b)          8,287         231,953
   Regis Corp.                                             2,856          91,135
   Sotheby's Holdings, Inc. Class A                        2,640         126,166
                                                                  --------------
                                                                         449,254
                                                                  --------------
   DIVERSIFIED FINANCIAL SERVICES (4.7%)
   Bank of America Corp.                                 223,828      11,251,834
&  Citigroup, Inc.                                       530,991      24,781,350
   JPMorgan Chase & Co.                                  306,690      14,052,536
                                                                  --------------
                                                                      50,085,720
                                                                  --------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (3.3%)
   AT&T, Inc.                                            312,377      13,216,671
   CenturyTel, Inc.                           (a)         24,953       1,153,328
   Cincinnati Bell, Inc.                      (b)          9,787          48,348
   Citizens Communications Co.                (a)         49,454         708,181
   Embarq Corp.                                           21,899       1,217,584
   Qwest Communications
      International, Inc.                     (a)(b)     138,330       1,267,103
&  Verizon Communications, Inc.                          384,514      17,026,280
                                                                  --------------
                                                                      34,637,495
                                                                  --------------
   ELECTRIC UTILITIES (1.0%)
   Edison International                                  127,745       7,083,460
   Entergy Corp.                                          29,588       3,204,085
                                                                  --------------
                                                                      10,287,545
                                                                  --------------
   ELECTRICAL EQUIPMENT (0.3%)
   Rockwell Automation, Inc.                              31,234       2,171,075
   Thomas & Betts Corp.                       (b)         12,357         724,614
                                                                  --------------
                                                                       2,895,689
                                                                  --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
   Agilent Technologies, Inc.                 (a)(b)      19,319         712,485
   Arrow Electronics, Inc.                    (b)         19,356         823,017
   Avnet, Inc.                                (b)         37,768       1,505,432

   Tyco Electronics, Ltd.                     (b)        118,752       4,207,383
                                                                  --------------
                                                                       7,248,317
                                                                  --------------
   ENERGY EQUIPMENT & SERVICES (3.4%)
   Cameron International Corp.                (b)         10,757         992,764
   ENSCO International, Inc.                              58,478       3,280,616
   Grant Prideco, Inc.                        (b)          5,533         301,659
   Halliburton Co.                                       269,453      10,346,995
   Helmerich & Payne, Inc.                                12,247         402,069
   Nabors Industries, Ltd.                    (b)         15,702         483,151
   National Oilwell Varco, Inc.               (b)         56,685       8,190,982
   Patterson-UTI Energy, Inc.                 (a)         44,575       1,006,058
   Pride International, Inc.                  (b)         26,065         952,676
   Schlumberger, Ltd.                                     27,536       2,891,280
   Tidewater, Inc.                                        16,277       1,022,847
   Transocean, Inc.                           (b)         54,092       6,115,101
                                                                  --------------
                                                                      35,986,198
                                                                  --------------
   FOOD & STAPLES RETAILING (0.4%)
   Kroger Co. (The)                                       23,195         661,521
   Safeway, Inc.                                          48,609       1,609,444
   Wal-Mart Stores, Inc.                                  37,414       1,633,121
                                                                  --------------
                                                                       3,904,086
                                                                  --------------
   FOOD PRODUCTS (1.0%)
   ConAgra Foods, Inc.                                    24,081         629,237
   Dean Foods Co.                                         25,394         649,579
   General Mills, Inc.                                   131,443       7,625,008
   J.M. Smucker Co. (The)                                  8,903         475,598
   Tyson Foods, Inc. Class A                              70,870       1,265,029
                                                                  --------------
                                                                      10,644,451
                                                                  --------------
   GAS UTILITIES (0.1%)
   AGL Resources, Inc.                                     6,771         268,267
   ONEOK, Inc.                                            26,279       1,245,625
                                                                  --------------
                                                                       1,513,892
                                                                  --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
   Advanced Medical Optics, Inc.              (a)(b)       5,735         175,434
   Bausch & Lomb, Inc.                                       544          34,816
   Baxter International, Inc.                            111,479       6,274,038
   Covidien, Ltd.                             (b)        102,246       4,243,209
   DENTSPLY International, Inc.                           11,205         466,576
   Edwards Lifesciences Corp.                 (b)         17,421         859,030
   Medtronic, Inc.                                        74,378       4,195,663
                                                                  --------------
                                                                      16,248,766
                                                                  --------------
   HEALTH CARE PROVIDERS & SERVICES (5.3%)
   Aetna, Inc.                                           180,405       9,790,579
   AmerisourceBergen Corp.                                75,668       3,430,030
   Cardinal Health, Inc.                                  59,633       3,728,851
   CIGNA Corp.                                            37,185       1,981,589
   Coventry Health Care, Inc.                 (b)         61,450       3,822,805
   Health Net, Inc.                           (b)         24,176       1,306,713
   Henry Schein, Inc.                         (b)          3,026         184,102
   Humana, Inc.                               (b)         65,821       4,599,571
   McKesson Corp.                                        123,882       7,283,023

   Medco Health Solutions, Inc.          (b)              76,419       6,907,513
   UnitedHealth Group, Inc.                              224,664      10,880,478
   WellCare Health Plans, Inc.           (b)               9,834       1,036,799
   WellPoint, Inc.                       (b)              22,846       1,803,006
                                                                  --------------
                                                                      56,755,059
                                                                  --------------
   HOTELS, RESTAURANTS & LEISURE (0.5%)
   Bob Evans Farms, Inc.                                   4,527         136,625
   Brinker International, Inc.                            16,577         454,873
   CBRL Group, Inc.                                        2,701         110,201
   Harrah's Entertainment, Inc.                           14,634       1,272,134
   Hilton Hotels Corp.                                    38,344       1,782,613
   Ruby Tuesday, Inc.                                         66           1,210
   Wendy's International, Inc.                            36,605       1,277,881
                                                                  --------------
                                                                       5,035,537
                                                                  --------------
   HOUSEHOLD DURABLES (0.9%)
   American Greetings Corp. Class A                        8,224         217,114
   Black & Decker Corp.                                   25,821       2,150,889
   Centex Corp.                          (a)              32,987         876,465
   D.R. Horton, Inc.                                      26,810         343,436
   Harman International Industries, Inc.                   2,804         242,602
   KB Home                               (a)              28,724         719,823
   Leggett & Platt, Inc.                                  14,036         268,930
   Lennar Corp. Class A                  (a)              54,522       1,234,923
   M.D.C. Holdings, Inc.                                     122           4,995
   Mohawk Industries, Inc.               (a)(b)            6,862         557,881
   Newell Rubbermaid, Inc.                                84,519       2,435,838
   NVR, Inc.                             (b)               1,194         561,478
                                                                  --------------
                                                                       9,614,374
                                                                  --------------
   HOUSEHOLD PRODUCTS (2.9%)
   Clorox Co. (The)                                        8,390         511,706
   Energizer Holdings, Inc.              (b)               4,892         542,278
   Kimberly-Clark Corp.                                   74,122       5,207,812
&  Procter & Gamble Co. (The)                            348,309      24,500,055
                                                                  --------------
                                                                      30,761,851
                                                                  --------------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (0.7%)
   AES Corp. (The)                       (b)             261,689       5,244,248
   TXU Corp.                                              37,304       2,554,205
                                                                  --------------
                                                                       7,798,453
                                                                  --------------
   INDUSTRIAL CONGLOMERATES (3.2%)
&  General Electric Co.                                  632,400      26,181,360
   Teleflex, Inc.                                         11,169         870,288
   Tyco International, Ltd.                              166,418       7,378,974
                                                                  --------------
                                                                      34,430,622
                                                                  --------------
   INSURANCE (8.1%)
   ACE, Ltd.                                             127,885       7,745,994
   AFLAC, Inc.                                           101,122       5,767,999
   Allstate Corp. (The)                                  170,213       9,734,481
   American Financial Group, Inc.                          8,395         239,174
   American International Group, Inc.                     99,820       6,752,823
   Aon Corp.                                             115,299       5,166,548
   Arthur J. Gallagher & Co.                               3,801         110,115

   Assurant, Inc.                                                   38,818       2,076,763
   Chubb Corp. (The)                                                11,670         625,979
   Fidelity National Financial, Inc.
      Class A                                                        6,660         116,417
   First American Corp.                                              7,552         276,554
   Genworth Financial, Inc. Class A                                 89,455       2,748,952
   Hartford Financial Services Group, Inc. (The)                    75,037       6,944,674
   HCC Insurance Holdings, Inc.                                     29,802         853,529
   Horace Mann Educators Corp.                                         777          15,315
   Lincoln National Corp.                                           86,109       5,680,611
   MetLife, Inc.                                                    22,616       1,577,014
   Old Republic International Corp.                                 48,493         908,759
   Principal Financial Group, Inc.                                  95,145       6,002,698
   Prudential Financial, Inc.                                       94,013       9,173,789
   Travelers Cos., Inc. (The)                                      121,774       6,130,103
   Unum Group                                                        9,711         237,628
   W.R. Berkley Corp.                                               48,340       1,432,314
   XL Capital, Ltd. Class A                                         72,480       5,740,416
                                                                            --------------
                                                                                86,058,649
                                                                            --------------
   INTERNET & CATALOG RETAIL (0.5%)
   Expedia, Inc.                                   (b)              76,298       2,432,380
   IAC/InterActiveCorp.                            (b)              84,289       2,500,855
                                                                            --------------
                                                                                 4,933,235
                                                                            --------------
   INTERNET SOFTWARE & SERVICES (0.6%)
   eBay, Inc.                                      (b)             101,616       3,965,056
   Google, Inc. Class A                            (a)(b)            4,312       2,446,068
   ValueClick, Inc.                                (b)                 296           6,648
                                                                            --------------
                                                                                 6,417,772
                                                                            --------------
   IT SERVICES (1.0%)
   Acxiom Corp.                                                        369           7,303
   Affiliated Computer Services, Inc.
      Class A                                      (b)              15,929         800,273
   Computer Sciences Corp.                         (b)              72,626       4,059,793
   Convergys Corp.                                 (b)              53,543         929,506
   CSG Systems International, Inc.                 (b)               2,989          63,516
   DST Systems, Inc.                               (a)(b)            7,828         671,721
   Electronic Data Systems Corp.                                   200,908       4,387,831
   Fiserv, Inc.                                    (b)                 661          33,618
                                                                            --------------
                                                                                10,953,561
                                                                            --------------
   LEISURE EQUIPMENT & PRODUCTS (0.4%)
   Brunswick Corp.                                                  22,152         506,395
   Eastman Kodak Co.                               (a)              41,731       1,116,722
   Hasbro, Inc.                                                     60,012       1,673,135
   Mattel, Inc.                                                     57,082       1,339,144
                                                                            --------------
                                                                                 4,635,396
                                                                            --------------
   LIFE SCIENCES TOOLS & SERVICES (0.1%)
   Invitrogen Corp.                                (b)              15,518       1,268,286
                                                                            --------------
   MACHINERY (1.5%)
   AGCO Corp.                                      (b)              26,030       1,321,543
   Caterpillar, Inc.                                               137,100      10,752,753
   Cummins, Inc.                                   (a)              18,333       2,344,607
   ITT Corp.                                                        17,156       1,165,407
   Joy Global, Inc.                                                  4,290         218,189

   PACCAR, Inc.                                                7,606         648,411
                                                                      --------------
                                                                          16,450,910
                                                                      --------------
   MEDIA (4.3%)
   CBS Corp. Class B                                         125,723       3,960,274
   Clear Channel Communications, Inc.                         14,668         549,170
   DIRECTV Group, Inc. (The)                 (b)             286,439       6,954,739
   Dow Jones & Co., Inc.                     (a)               6,392         381,602
   Gannett Co., Inc.                                          25,244       1,103,163
   John Wiley & Sons, Inc. Class A                             1,000          44,930
   McGraw-Hill Cos., Inc. (The)              (a)              83,735       4,262,949
   Omnicom Group, Inc.                                       128,416       6,175,525
   Tribune Co.                                                22,307         609,427
   Viacom, Inc. Class B                      (b)             235,343       9,171,317
   Walt Disney Co. (The)                                     354,208      12,181,213
                                                                      --------------
                                                                          45,394,309
                                                                      --------------
   METALS & MINING (1.7%)
   Carpenter Technology Corp.                (a)                 713          92,697
   Freeport-McMoRan Copper & Gold, Inc.
      Class B                                                105,529      11,068,937
   Nucor Corp.                                                43,737       2,601,039
   Steel Dynamics, Inc.                                        7,471         348,896
   United States Steel Corp.                                  35,154       3,724,215
                                                                      --------------
                                                                          17,835,784
                                                                      --------------
   MULTILINE RETAIL (0.7%)
   Big Lots, Inc.                            (a)(b)           42,547       1,269,602
   Dollar Tree Stores, Inc.                  (b)              32,332       1,310,739
   Family Dollar Stores, Inc.                                 37,051         984,075
   Macys, Inc.                               (a)             112,671       3,641,527
                                                                      --------------
                                                                           7,205,943
                                                                      --------------
   MULTI-UTILITIES (0.7%)
   NiSource, Inc.                                             39,762         761,045
   Public Service Enterprise Group, Inc.                      44,894       3,950,223
   Sempra Energy                                              43,181       2,509,680
                                                                      --------------
                                                                           7,220,948
                                                                      --------------
   OFFICE ELECTRONICS (0.3%)
   Xerox Corp.                               (b)             188,632       3,270,879
                                                                      --------------
   OIL, GAS & CONSUMABLE FUELS (10.1%)
   Chesapeake Energy Corp.                   (a)              60,244       2,124,203
   Chevron Corp.                                             154,173      14,427,509
   Cimarex Energy Co.                                         16,453         612,874
&  ConocoPhillips                                            205,981      18,078,952
   Devon Energy Corp.                                         60,266       5,014,131
&  ExxonMobil Corp.                                          445,935      41,275,744
   Frontier Oil Corp.                                         13,843         576,423
   Marathon Oil Corp.                                         80,941       4,615,256
   Noble Energy, Inc.                                         38,499       2,696,470
   Occidental Petroleum Corp.                                124,928       8,005,386
   Overseas Shipholding Group, Inc.                              312          23,971
   Pogo Producing Co.                                          4,531         240,641
   Sunoco, Inc.                                                6,157         435,792
   Valero Energy Corp.                                       139,283       9,357,032
                                                                      --------------
                                                                         107,484,384
                                                                      --------------

   PAPER & FOREST PRODUCTS (0.1%)
   Abitibi-Consolidated, Inc.                      (b)         55,127          96,472
   Weyerhaeuser Co.                                             9,757         705,431
                                                                       --------------
                                                                              801,903
                                                                       --------------
   PERSONAL PRODUCTS (0.1%)
   Alberto-Culver Co.                                           6,972         172,836
   Estee Lauder Cos., Inc. (The)
      Class A                                                   9,239         392,288
                                                                       --------------
                                                                              565,124
                                                                       --------------
   PHARMACEUTICALS (3.8%)
   Endo Pharmaceuticals Holdings, Inc.             (b)         52,560       1,629,886
   Forest Laboratories, Inc.                       (b)         57,426       2,141,416
   Johnson & Johnson                                          171,698      11,280,559
   King Pharmaceuticals, Inc.                      (b)         95,596       1,120,385
   Merck & Co., Inc.                                           33,425       1,727,738
   Par Pharmaceutical Cos., Inc.                   (b)             21             390
&  Pfizer, Inc.                                               821,626      20,072,323
   Schering-Plough Corp.                                       43,543       1,377,265
   Watson Pharmaceuticals, Inc.                    (b)         42,984       1,392,682
                                                                       --------------
                                                                           40,742,644
                                                                       --------------
   REAL ESTATE INVESTMENT TRUSTS (0.0%)            ++
   Archstone-Smith Trust                           (a)          1,937         116,491
   Cousins Properties, Inc.                                       143           4,198
                                                                       --------------
                                                                              120,689
                                                                       --------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)     ++
   Jones Lang LaSalle, Inc.                                     2,942         302,320
                                                                       --------------
   ROAD & RAIL (0.8%)
   Avis Budget Group, Inc.                         (b)         13,430         307,413
   Con-Way, Inc.                                                6,187         284,602
   CSX Corp.                                                   86,237       3,684,907
   Norfolk Southern Corp.                                      38,628       2,005,179
   Ryder System, Inc.                              (a)         15,001         735,049
   Union Pacific Corp.                             (a)         10,369       1,172,319
   YRC Worldwide, Inc.                             (a)(b)         265           7,240
                                                                       --------------
                                                                            8,196,709
                                                                       --------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (2.5%)
   Analog Devices, Inc.                                        47,286       1,709,862
   Applied Materials, Inc.                                    441,473       9,138,491
   Atmel Corp.                                     (b)          6,564          33,870
   Intel Corp.                                                264,137       6,830,583
   Lam Research Corp.                              (b)         37,511       1,997,836
   MEMC Electronic Materials, Inc.                 (b)          6,537         384,768
   Micrel, Inc.                                                   384           4,147
   Micron Technology, Inc.                         (b)         37,693         418,392
   National Semiconductor Corp.                                81,819       2,218,931
   Novellus Systems, Inc.                          (a)(b)      49,347       1,345,199
   NVIDIA Corp.                                    (b)         26,565         962,716
   Teradyne, Inc.                                  (b)         74,375       1,026,375
                                                                       --------------
                                                                           26,071,170
                                                                       --------------

   SOFTWARE (3.9%)
   Autodesk, Inc.                               (b)       11,744         586,848
   BMC Software, Inc.                           (b)       74,826       2,336,816
   CA, Inc.                                     (a)       59,667       1,534,635
   Compuware Corp.                              (b)       74,799         599,888
   Intuit, Inc.                                 (b)       10,457         316,847
&  Microsoft Corp.                                       886,246      26,108,807
   Novell, Inc.                                 (b)      136,445       1,042,440
   Sybase, Inc.                                 (b)       12,749         294,884
   Symantec Corp.                               (b)      354,314       6,866,605
   Synopsys, Inc.                               (b)       45,399       1,229,405
                                                                  --------------
                                                                      40,917,175
                                                                  --------------
   SPECIALTY RETAIL (2.2%)
   American Eagle Outfitters, Inc.                        40,664       1,069,870
   AutoZone, Inc.                               (b)       19,867       2,307,353
   Barnes & Noble, Inc.                                    3,874         136,597
   Best Buy Co., Inc.                                    119,425       5,495,938
   GameStop Corp. Class A                       (b)        8,817         496,838
   Gap, Inc. (The)                                       133,976       2,470,517
   Home Depot, Inc. (The)                                 82,266       2,668,709
   Lowe's Cos., Inc.                                      43,114       1,208,054
   RadioShack Corp.                             (a)       53,347       1,102,149
   Sherwin-Williams Co. (The)                             37,832       2,485,941
   TJX Cos., Inc.                                        146,336       4,253,988
                                                                  --------------
                                                                      23,695,954
                                                                  --------------
   TEXTILES, APPAREL & LUXURY GOODS (0.7%)
   NIKE, Inc. Class B                                     90,038       5,281,629
   Phillips-Van Heusen Corp.                               1,536          80,609
   Polo Ralph Lauren Corp.                      (a)       23,972       1,863,823
                                                                  --------------
                                                                       7,226,061
                                                                  --------------
   THRIFTS & MORTGAGE FINANCE (0.0%)            ++
   Synergy Financial Group, Inc.                          18,994         287,949
                                                                  --------------
   TOBACCO (1.2%)
   Altria Group, Inc.                                    177,510      12,342,270
                                                                  --------------
   TRADING COMPANIES & DISTRIBUTORS (0.0%)      ++
   United Rentals, Inc.                         (b)        1,840          59,193
                                                                  --------------
   WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   ALLTEL Corp.                                           29,889       2,082,666
   Sprint Nextel Corp.                                   366,914       6,971,366
   Telephone and Data Systems, Inc.                       36,252       2,419,821
                                                                  --------------
                                                                      11,473,853
                                                                  --------------
   Total Common Stocks
      (Cost $947,603,014)                                          1,060,592,233
                                                                  --------------
   INVESTMENT COMPANY (0.1%)
   S&P 500 Index - SPDR Trust Series 1          (c)        8,264       1,261,417
                                                                  --------------
   Total Investment Company
      (Cost $1,259,227)                                                1,261,417
                                                                  --------------

VP Common Stock


                                                       SHARES
                                                    ------------
   SHORT-TERM INVESTMENTS (2.7%)

   INVESTMENT COMPANY (0.0%)                  ++
   Reserve Primary Money Market Fund          (d)         10,991          10,991
                                                                  --------------
   Total Investment Company
      (Cost $10,991)                                                      10,991
                                                                  --------------
   REPURCHASE AGREEMENTS (0.2%)                      PRINCIPAL
   Lehman Brothers Inc.                                AMOUNT
      5.35%, dated 9/28/07                          -----------
      due 10/1/07
      Proceeds at Maturity $1,704,403
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $1,714,070 and a Market Value of
      $1,737,782)                             (d)    $ 1,703,643       1,703,643
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $596,544
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $3,034,880 and a Market Value of
      $620,063)                               (d)        596,275         596,275
                                                                  --------------
   Total Repurchase Agreements
      (Cost $2,299,918)                                                2,299,918
                                                                  --------------
   TIME DEPOSITS (2.5%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                     (d)      1,192,551       1,192,551
   Bank of Nova Scotia
      5.00%, due 10/24/07                     (d)      1,192,551       1,192,551
   Barclays
      5.33%, due 11/6/07                      (d)      1,192,551       1,192,551
   BNP Paribas
      5.20%, due 10/1/07                      (d)      4,088,744       4,088,744
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                     (d)      2,555,465       2,555,465
   Deutsche Bank AG
      5.325%, due 11/6/07                     (d)      2,725,829       2,725,829
   Dexia Group
      4.895%, due 10/2/07                     (d)      2,214,736       2,214,736
   National Australia Bank
      5.125%, due 10/1/07                     (d)      2,555,465       2,555,465
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                      (d)      1,192,550       1,192,550
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                      (d)      1,022,186       1,022,186
      5.188%, due 10/1/07                     (d)        851,822         851,822
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                     (d)      1,192,550       1,192,550
      5.20%, due 10/1/07                      (d)      3,066,558       3,066,558
   Swedbank AB
      5.31%, due 10/1/07                      (d)        851,822         851,822
                                                                  --------------
   Total Time Deposits
      (Cost $25,895,380)                                              25,895,380
                                                                  --------------
   Total Short-Term Investments

      (Cost $28,206,289)                                              28,206,289
                                                                  --------------
   Total Investments
      (Cost $977,068,530)                (e)               102.6%  1,090,059,939(f)
   Liabilities in Excess of
      Cash and Other Assets                                 (2.6)    (27,330,197)
                                                     -----------  --------------
   Net Assets                                              100.0% $1,062,729,742
                                                     ===========  ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal income tax purposes is $985,498,517.

(f) At September 30, 2007 net unrealized appreciation was $104,561,422, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $138,929,127 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $34,367,705.

MAINSTAY VP CONSERVATIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   AFFILIATED INVESTMENT COMPANIES (99.7%)    +

   EQUITY FUNDS (40.2%)
   MainStay Growth Equity Fund Class I       (a)          16,487    $    210,215
   MainStay ICAP Equity Fund Class I                     207,978      10,161,822
   MainStay ICAP International Fund
      Class I                                            104,276       4,581,891
   MainStay VP Capital Appreciation
      Portfolio Initial Class                             76,744       2,140,364
   MainStay VP Common Stock Portfolio
      Initial Class                                      451,847      11,979,574
   MainStay VP ICAP Select Equity
      Portfolio Initial Class                            818,705      12,558,848
   MainStay VP International Equity
      Portfolio Initial Class                            149,282       3,008,676
   MainStay VP Large Cap Growth
      Portfolio Initial Class                            845,218      12,415,164
   MainStay VP S&P 500 Index Portfolio
      Initial Class                                       97,713       3,086,314
                                                                    ------------
                                                                      60,142,868
                                                                    ------------
   FIXED INCOME FUNDS (59.5%)
   MainStay VP Bond Portfolio Initial
      Class                                  (a)       4,751,136      66,833,655
   MainStay VP Floating Rate Portfolio
      Initial Class                          (a)       1,158,180      11,130,843
   MainStay VP High Yield Corporate
      Bond Portfolio Initial Class                     1,029,479      11,122,452
                                                                    ------------
                                                                      89,086,950
                                                                    ------------
   Total Affiliated Investment
      Companies
      (Cost $140,530,280)                    (b)            99.7%    149,229,818(c)
   Cash and Other Assets,
      Less Liabilities                                       0.3         380,447
                                                       ---------    ------------
   Net Assets                                              100.0%   $149,610,265
                                                       =========    ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.

(b)  The cost for federal income tax purposes is $140,594,241.

(c) At September 30, 2007 net unrealized appreciation was $8,635,577 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,926,007 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $290,430.

MAINSTAY VP CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------  ------------
   CONVERTIBLE SECURITIES (86.8%)         +

   CONVERTIBLE BONDS (73.5%)

   ADVERTISING (0.8%)
   Interpublic Group of Cos., Inc.
      4.50%, due 3/15/23                               $ 3,141,000  $  3,396,206
                                                                    ------------
   AEROSPACE & DEFENSE (6.5%)
   AAR Corp.
      1.75%, due 2/1/26                                  2,529,000     3,034,800
   DRS Technologies, Inc.
      2.00%, due 2/1/26                   (a)            5,278,000     5,700,240
   Edo Corp.
      4.00%, due 11/15/25                                2,116,000     3,546,945
   L-3 Communications Corp.
      3.00%, due 8/1/35                                    658,000       764,925
      3.00%, due 8/1/35                   (a)            4,360,000     5,068,500
   Triumph Group, Inc.
      2.625%, due 10/1/26                 (a)              694,000     1,108,665
      2.625%, due 10/1/26                 (b)            3,983,000     6,362,842
                                                                    ------------
                                                                      25,586,917
                                                                    ------------
   AUTO MANUFACTURERS (0.9%)
   Ford Motor Co.
      4.25%, due 12/15/36                                3,000,000     3,521,250
                                                                    ------------
   AUTO PARTS & EQUIPMENT (0.4%)
   ArvinMeritor, Inc.
      4.00%, due 2/15/27
      (zero coupon), beginning 2/15/19    (a)(b)         1,840,000     1,651,400
                                                                    ------------
   BIOTECHNOLOGY (2.7%)
   Amgen, Inc.
      0.125%, due 2/1/11                  (a)            3,374,000     3,150,472
      0.125%, due 2/1/11                                 4,295,000     4,010,456
   Citigroup Funding, Inc.
      (Genentech, Inc.)
      0.50%, due 2/3/11                   (c)            3,720,000     3,392,640
                                                                    ------------
                                                                      10,553,568
                                                                    ------------
   COMPUTERS (2.4%)
   EMC Corp.
      1.75%, due 12/1/11                  (a)            5,393,000     7,671,542
      1.75%, due 12/1/11                                 1,248,000     1,775,280
                                                                    ------------
                                                                       9,446,822
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (4.8%)
   Bear Stearns Global Asset CI
      (Boston Scientific) Series BSX

      0.25%, due 1/26/14                      (a)(c)     3,665,000     2,976,346
   Credit Suisse USA, Inc.
      (Hewlett-Packard Co.)
      1.00%, due 3/23/11                      (c)        7,360,000     9,423,744
   Merrill Lynch & Co., Inc.
      (zero coupon), due 3/13/32                         5,961,000     6,690,626
                                                                    ------------
                                                                      19,090,716
                                                                    ------------
   ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
   General Cable Corp.
      1.00%, due 10/15/12                     (a)        5,139,000     5,386,391
                                                                    ------------
   ELECTRONICS (3.0%)
&  Fisher Scientific International, Inc.
      3.25%, due 3/1/24                       (b)        7,528,000    11,790,730
                                                                    ------------
   ENERGY - ALTERNATE SOURCES (2.8%)
&  Covanta Holding Corp.
      1.00%, due 2/1/27                                 10,810,000    11,053,225
                                                                    ------------
   ENVIRONMENTAL CONTROL (1.8%)
   Waste Connections, Inc.
      3.75%, due 4/1/26                       (a)        1,790,000     2,013,750
      3.75%, due 4/1/26                       (b)        4,406,000     4,956,750
                                                                    ------------
                                                                       6,970,500
                                                                    ------------
   FOOD (3.5%)
   Lehman Brothers Holdings, Inc.
      (Whole Foods Market, Inc.) Series WFMI
      1.25%, due 2/6/14                       (c)        9,115,000     9,704,740
   Spartan Stores, Inc.
      3.375%, due 5/15/27                     (a)        4,469,000     4,144,997
                                                                    ------------
                                                                      13,849,737
                                                                    ------------
   HEALTH CARE-PRODUCTS (5.8%)
   Henry Schein, Inc.
      3.00%, due 8/15/34                                 3,418,000     4,832,197
   Medtronic, Inc.
      1.625%, due 4/15/13                     (a)        1,260,000     1,425,375
&     1.625%, due 4/15/13                               10,182,000    11,518,387
   St. Jude Medical, Inc.
      1.22%, due 12/15/08                     (a)        5,255,000     5,366,669
                                                                    ------------
                                                                      23,142,628
                                                                    ------------
   HOUSEHOLD PRODUCTS & WARES (1.4%)
   Church & Dwight Co., Inc.
      5.25%, due 8/15/33                                 3,543,000     5,500,508
                                                                    ------------
   INTERNET (0.0%)                             ++
   At Home Corp.
      4.75%, due 12/15/07                     (d)(e)(f)  2,335,418           234
                                                                    ------------
   MEDIA (4.8%)
   Sinclair Broadcast Group, Inc.
      3.00%, due 5/15/27                                 7,611,000     7,173,368
   Sirius Satellite Radio, Inc.
      3.25%, due 10/15/11                                2,094,000     2,002,388

   Walt Disney Co. (The)
      2.125%, due 4/15/23                                8,020,000     9,814,475
                                                                    ------------
                                                                      18,990,231
                                                                    ------------
   MINING (0.7%)
   Newmont Mining Corp.
      1.25%, due 7/15/14                 (a)             1,039,000     1,184,460
      1.625%, due 7/15/17                (a)(b)          1,039,000     1,185,759
   USEC, Inc.
      3.00%, due 10/1/14                                   259,000       283,605
                                                                    ------------
                                                                       2,653,824
                                                                    ------------
   MISCELLANEOUS - MANUFACTURING (1.2%)
   Barnes Group, Inc.
      3.375%, due 3/15/27                (a)             1,924,000     2,486,770
      3.375%, due 3/15/27                (b)               952,000     1,230,460
      3.75%, due 8/1/25                                    666,000     1,073,093
                                                                    ------------
                                                                       4,790,323
                                                                    ------------
   OIL & GAS (5.8%)
   Chesapeake Energy Corp.
      2.50%, due 5/15/37                                 7,172,000     7,360,265
   Pride International, Inc.
      3.25%, due 5/1/33                                  3,623,000     5,294,109
&  Transocean, Inc.
      1.50%, due 5/15/21                                 6,569,000    10,362,598
                                                                    ------------
                                                                      23,016,972
                                                                    ------------
   OIL & GAS SERVICES (10.2%)
&  Cameron International Corp.
      2.50%, due 6/15/26                                 8,903,000    13,209,826
&  Halliburton Co.
      3.125%, due 7/15/23                                6,293,000    12,979,313
&  Schlumberger, Ltd.
      1.50%, due 6/1/23                                  4,943,000    14,353,236
                                                                    ------------
                                                                      40,542,375
                                                                    ------------
   PHARMACEUTICALS (6.5%)
   Mylan Laboratories, Inc.
      1.25%, due 3/15/12                                 2,392,000     2,218,580
   Teva Pharmaceutical Finance Co. B.V.
      Series D
      1.75%, due 2/1/26                                  3,817,000     4,041,249
&  Teva Pharmaceutical Finance LLC
      Series A
      0.50%, due 2/1/24                  (b)             8,445,000    10,250,119
   Watson Pharmaceuticals, Inc.
      1.75%, due 3/15/23                                 2,970,000     2,899,463
   Wyeth
      4.886%, due 1/15/24                (b)(g)          5,893,000     6,239,332
                                                                    ------------
                                                                      25,648,743
                                                                    ------------
   SOFTWARE (1.2%)
   Sybase, Inc.
      1.75%, due 2/22/25                                 4,390,000     4,741,200
                                                                    ------------
   TELECOMMUNICATIONS (4.9%)

   Lucent Technologies, Inc.
      Series A
      2.875%, due 6/15/23                                     2,828,000         2,711,345
   NII Holdings, Inc.
      3.125%, due 6/15/12                        (a)          4,424,000         4,479,300
   RF Micro Devices, Inc.
      0.75%, due 4/15/12                         (b)          4,023,000         4,118,546
   SBA Communications Corp.
      0.375%, due 12/1/10                        (a)          5,683,000         6,556,761
      0.375%, due 12/1/10                                     1,376,000         1,587,560
                                                                             ------------
                                                                               19,453,512
                                                                             ------------
   Total Convertible Bonds
      (Cost $263,224,970)                                                     290,778,012
                                                                             ------------

                                                               SHARES
                                                             -----------
   CONVERTIBLE PREFERRED STOCKS (13.3%)

   AUTO MANUFACTURERS (2.5%)
&  General Motors Corp.
      6.25% Series C                                         403,900            9,891,511
                                                                             ------------
   CHEMICALS (1.5%)
   Celanese Corp.
      4.25%                                                  121,544            6,094,216
                                                                             ------------
   DIVERSIFIED FINANCIAL SERVICES (1.2%)
   Affiliated Managers Group, Inc.
      5.10%                                                   86,100            4,886,175
                                                                             ------------
   INSURANCE (2.2%)
   MetLife, Inc.
      6.375%                                                 249,400            8,554,420
                                                                             ------------
   INVESTMENT COMPANIES (1.7%)
   Vale Capital, Ltd.
      5.50% Series 1                                          64,700            4,294,139
      5.50% Series RIO P                                      32,500            2,197,325
                                                                             ------------
                                                                                6,491,464
                                                                             ------------
   MINING (1.5%)
   Freeport-McMoRan Copper & Gold, Inc.
      6.75%                                                   38,600            5,986,860
                                                                             ------------
   PHARMACEUTICALS (2.0%)
   Schering-Plough Corp.
      6.00%                                                   28,700            7,949,900
                                                                             ------------
   TELECOMMUNICATIONS (0.7%)
   Lucent Technologies Capital Trust I
      7.75%                                                    2,775            2,698,688
                                                                             ------------
   Total Convertible Preferred Stocks
      (Cost $44,766,182)                                                       52,553,234
                                                                             ------------
   Total Convertible Securities

      (Cost $307,991,152)                                            343,331,246
                                                                    ------------
   COMMON STOCKS (11.6%)

   ELECTRONICS (0.2%)
   Axsys Technologies, Inc.              (h)                21,800       674,928
                                                                    ------------
   ENGINEERING & CONSTRUCTION (1.3%)
   McDermott International, Inc.         (h)                95,100     5,143,008
                                                                    ------------
   HEALTH CARE-PRODUCTS (2.3%)
   Boston Scientific Corp.               (h)               214,700     2,995,066
   Johnson & Johnson                                        94,900     6,234,930
                                                                    ------------
                                                                       9,229,996
                                                                    ------------
   IRON & STEEL (0.4%)
   Allegheny Technologies, Inc.                             12,400     1,363,380
                                                                    ------------
   MEDIA (0.5%)
   Charter Communications, Inc. Class A  (b)(h)            282,300       728,334
   News Corp. Class A                                       50,700     1,114,893
                                                                    ------------
                                                                       1,843,227
                                                                    ------------
   OIL & GAS (0.9%)
   Hess Corp.                                               55,800     3,712,374
                                                                    ------------
   OIL & GAS SERVICES (1.0%)
   Baker Hughes, Inc.                                       19,700     1,780,289
   Gulf Island Fabrication, Inc.                            13,100       502,909
   ION Geophysical Corp.                 (b)(h)            127,200     1,759,176
                                                                    ------------
                                                                       4,042,374
                                                                    ------------
   RETAIL (2.6%)
&  Costco Wholesale Corp.                                  163,692    10,045,778
                                                                    ------------
   SOFTWARE (1.5%)
   Microsoft Corp.                                         201,700     5,942,082
                                                                    ------------
   TRANSPORTATION (0.9%)
   Tidewater, Inc.                       (b)                59,000     3,707,560
                                                                    ------------
   Total Common Stocks
      (Cost $37,594,483)                                              45,704,707
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   SHORT-TERM INVESTMENTS (11.9%)

   COMMERCIAL PAPER (2.4%)
   Abbey National North America LLC
      4.79%, due 10/1/07                               $ 4,000,000     4,000,000
   Societe Generale North America, Inc.
      5.05%, due 10/1/07                                 5,720,000     5,720,000
                                                                    ------------
   Total Commercial Paper
      (Cost $9,720,000)                                                9,720,000
                                                                    ------------

                                                          SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)             ++
   Reserve Primary Money Market Fund     (i)                14,592        14,592
                                                                    ------------
   Total Investment Company
      (Cost $14,592)                                                      14,592
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (0.8%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $2,262,890
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $2,275,724 and a Market Value of
      $2,307,206)                        (i)           $ 2,261,882     2,261,882
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $792,015
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $4,029,328 and a Market Value of
      $823,241)                          (i)               791,659       791,659
                                                                    ------------
   Total Repurchase Agreements
      (Cost $3,053,541)                                                3,053,541
                                                                    ------------
   TIME DEPOSITS (8.7%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                (i)             1,583,317     1,583,317
   Bank of Nova Scotia
      5.00%, due 10/24/07                (i)             1,583,317     1,583,317
   Barclays
      5.33%, due 11/6/07                 (i)             1,583,317     1,583,317
   BNP Paribas
      5.20%, due 10/1/07                 (i)             5,428,515     5,428,515
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (i)             3,392,822     3,392,822
   Deutsche Bank AG
      5.325%, due 11/6/07                (i)             3,619,010     3,619,010
   Dexia Group
      4.895%, due 10/2/07                (i)             2,940,446     2,940,446
   National Australia Bank
      5.125%, due 10/1/07                (i)             3,392,822     3,392,822
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (i)             1,583,317     1,583,317
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (i)             1,357,129     1,357,129
      5.188%, due 10/1/07                (i)             1,130,941     1,130,941
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (i)             1,583,317     1,583,317
      5.20%, due 10/1/07                 (i)             4,071,387     4,071,387
   Swedbank AB
      5.31%, due 10/1/07                 (i)             1,130,941     1,130,941
                                                                    ------------
   Total Time Deposits
      (Cost $34,380,598)                                              34,380,598
                                                                    ------------
   Total Short-Term Investments
      (Cost $47,168,731)                                              47,168,731
                                                                    ------------

   Total Investments
      (Cost $392,754,366)                (j)                 110.3%  436,204,684(k)
   Liabilities in Excess of
      Cash and Other Assets                                  (10.3)  (40,682,246)
                                                       -----------  ------------
   Net Assets                                                100.0% $395,522,438
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(d) Illiquid security. The total market value of the security at September 30, 2007 is $234, which represents 0.0% of the Portfolio's net assets.

(e)  Issue in default.

(f) Fair valued security. The total market value of the security at September 30, 2007 is $234, which reflects 0.0% of the Portfolio's net assets.

(g)  Floating rate. Rate shown is the rate in effect at September 30, 2007.

(h)  Non-income producing security.

(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $397,225,017.

(k) At September 30, 2007 net unrealized appreciation was $38,979,667, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $48,436,466 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,456,799.

MAINSTAY VP DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                               SHARES        VALUE
                                                            -----------  ------------
   COMMON STOCKS (95.4%)                       +

   AEROSPACE & DEFENSE (1.2%)
   BE Aerospace, Inc.                          (a)                25,800  $  1,071,474
                                                                          ------------
   AIRLINES (0.8%)
   Allegiant Travel Co.                        (a)                22,900       694,328
                                                                          ------------
   BEVERAGES (1.0%)
   Central European Distribution Corp.         (a)                18,599       891,078
                                                                          ------------
   BIOTECHNOLOGY (4.4%)
   Alexion Pharmaceuticals, Inc.               (a)                16,300     1,061,945
   Array BioPharma, Inc.                       (a)                51,600       579,468
   BioMarin Pharmaceuticals, Inc.              (a)                33,800       841,620
&  Onyx Pharmaceuticals, Inc.                  (a)(b)             30,000     1,305,600
                                                                          ------------
                                                                             3,788,633
                                                                          ------------
   CAPITAL MARKETS (4.3%)
   Cohen & Steers, Inc.                        (b)                18,600       688,758
   FCStone Group, Inc.                         (a)                23,799       767,994
   GFI Group, Inc.                             (a)                 8,600       740,632
   Jefferies Group, Inc.                                          31,100       865,513
   KBW, Inc.                                   (a)(b)             22,149       637,448
                                                                          ------------
                                                                             3,700,345
                                                                          ------------
   CHEMICALS (0.8%)
   Zoltek Cos., Inc.                           (a)(b)             16,800       732,984
                                                                          ------------
   COMMERCIAL BANKS (0.7%)
   PrivateBancorp, Inc.                        (b)                18,500       644,540
                                                                          ------------
   COMMERCIAL SERVICES & SUPPLIES (2.8%)
   FTI Consulting, Inc.                        (a)(b)             18,200       915,642
   Geo Group, Inc. (The)                       (a)                35,900     1,062,999
   TeleTech Holdings, Inc.                     (a)                18,500       442,335
                                                                          ------------
                                                                             2,420,976
                                                                          ------------
   COMMUNICATIONS EQUIPMENT (2.3%)
   Aruba Networks, Inc.                        (a)(b)             35,700       714,000
   Infinera Corp.                              (a)(b)             20,422       411,503
   NETGEAR, Inc.                               (a)                11,600       352,872
   Starent Networks Corp.                      (a)(b)             24,803       523,591
                                                                          ------------
                                                                             2,001,966
                                                                          ------------
   COMPUTERS & PERIPHERALS (1.9%)
   Data Domain, Inc.                           (a)(b)             10,000       309,500
&  Synaptics, Inc.                             (a)                27,616     1,318,940
                                                                          ------------
                                                                             1,628,440
                                                                          ------------

   CONSTRUCTION & ENGINEERING (0.8%)
   Empresas ICA SAB de C.V.,
     Sponsored ADR                       (a)(c)             28,000       672,000
                                                                    ------------
   CONSUMER FINANCE (0.5%)
   Dollar Financial Corp.                (a)                15,200       433,656
                                                                    ------------
   DISTRIBUTORS (1.1%)
   LKQ Corp.                             (a)                26,900       936,389
                                                                    ------------
   DIVERSIFIED CONSUMER SERVICES (3.2%)
   Capella Education Co.                 (a)                11,900       665,329
   New Oriental Education & Technology
      Group, Inc., ADR                   (a)(c)             11,200       745,472
&  Strayer Education, Inc.                                   8,000     1,349,040
                                                                    ------------
                                                                       2,759,841
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (1.1%)
   Cbeyond, Inc.                         (a)                23,800       970,802
                                                                    ------------
   ELECTRICAL EQUIPMENT (3.6%)
   Baldor Electric Co.                                      15,100       603,245
&  First Solar, Inc.                     (a)                10,700     1,259,818
&  SunPower Corp. Class A                (a)(b)             14,900     1,234,018
                                                                    ------------
                                                                       3,097,081
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
   Anixter International, Inc.           (a)(b)             11,200       923,440
   Daktronics, Inc.                      (b)                23,000       626,060
                                                                    ------------
                                                                       1,549,500
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES (4.5%)
   Cal Dive International, Inc.          (a)(b)             47,800       717,000
   Core Laboratories N.V.                (a)                 7,400       942,686
   Dril-Quip, Inc.                       (a)                 9,000       444,150
   Oceaneering International, Inc.       (a)                14,500     1,099,100
   Superior Energy Services, Inc.        (a)                19,700       698,168
                                                                    ------------
                                                                       3,901,104
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES (5.6%)
   Align Technology, Inc.                (a)(b)             33,200       840,956
   Hologic, Inc.                         (a)(b)             10,600       646,600
   Immucor, Inc.                         (a)                30,200     1,079,650
   Masimo Corp.                          (a)                19,100       490,106
   NuVasive, Inc.                        (a)(b)             27,407       984,734
   Thoratec Corp.                        (a)                18,800       388,972
   TomoTherapy, Inc.                     (a)                17,793       413,332
                                                                    ------------
                                                                       4,844,350
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (3.3%)
   athenahealth, Inc.                    (a)(b)              9,612       325,943
   Bio-Reference Laboratories, Inc.      (a)                22,100       746,096
   HMS Holdings Corp.                    (a)                20,500       504,505
   inVentiv Health, Inc.                 (a)                18,600       815,052
   Skilled Healthcare Group, Inc.
      Class A                            (a)                29,052       457,569
                                                                    ------------
                                                                       2,849,165
                                                                    ------------

   HEALTH CARE TECHNOLOGY (1.2%)
   Phase Forward, Inc.                      (a)             53,500     1,070,535
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE (2.6%)
   Chipotle Mexican Grill, Inc. Class A     (a)(b)           6,800       803,284
&  Ctrip.com International, Ltd., ADR       (c)             27,200     1,408,960
                                                                    ------------
                                                                       2,212,244
                                                                    ------------
   HOUSEHOLD DURABLES (1.7%)
   Desarrolladora Homex SA de C.V., ADR     (a)(b)(c)       13,100       727,050
   Tempur-Pedic International, Inc.         (b)             21,700       775,775
                                                                    ------------
                                                                       1,502,825
                                                                    ------------
   INSURANCE (0.4%)
   eHealth, Inc.                            (a)             13,509       374,199
                                                                    ------------
   INTERNET & CATALOG RETAIL (2.3%)
   GSI Commerce, Inc.                       (a)(b)          26,700       710,220
&  Priceline.com, Inc.                      (a)(b)          13,900     1,233,625
                                                                    ------------
                                                                       1,943,845
                                                                    ------------
   INTERNET SOFTWARE & SERVICES (9.2%)
   Bankrate, Inc.                           (a)(b)          14,900       687,188
   comScore, Inc.                           (a)             26,247       708,669
   DealerTrack Holdings, Inc.               (a)             23,700       992,556
   Equinix, Inc.                            (a)(b)          12,300     1,090,887
   j2 Global Communications, Inc.           (a)             17,900       585,867
   Knot, Inc. (The)                         (a)(b)          30,800       654,808
   Mercadolibre, Inc.                       (a)(b)          25,495       933,882
   Omniture, Inc.                           (a)             18,800       570,016
   SINA Corp.                               (a)             18,500       885,225
   Vocus, Inc.                              (a)             28,100       821,644
                                                                    ------------
                                                                       7,930,742
                                                                    ------------
   IT SERVICES (0.8%)
   EnerNOC, Inc.                            (a)(b)          16,971       647,953
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES (3.0%)
   AMAG Pharmaceuticals, Inc.               (a)(b)          11,200       640,640
&  Illumina, Inc.                           (a)(b)          25,400     1,317,752
   WuXi PharmaTech Cayman, Inc., ADR        (a)(b)(c)       22,900       645,780
                                                                    ------------
                                                                       2,604,172
                                                                    ------------
   MACHINERY (3.3%)
   Barnes Group, Inc.                                       25,900       826,728
   Bucyrus International, Inc. Class A                       9,500       692,835
   Kaydon Corp.                             (b)             12,500       649,875
   Middleby Corp. (The)                     (a)             11,100       716,394
                                                                    ------------
                                                                       2,885,832
                                                                    ------------
   MEDIA (1.1%)
   Morningstar, Inc.                        (a)             14,900       914,860
                                                                    ------------
   METALS & MINING (1.7%)
   Century Aluminum Co.                     (a)(b)          13,900       731,835
   Cleveland-Cliffs, Inc.                                    8,000       703,760

                                                                    ------------
                                                                       1,435,595
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (1.7%)
   Alpha Natural Resources, Inc.                (a)         33,800       785,174
   Carrizo Oil & Gas, Inc.                      (a)         14,400       645,984
                                                                    ------------
                                                                       1,431,158
                                                                    ------------
   PHARMACEUTICALS (1.6%)
   KV Pharmaceutical Co. Class A                (a)         25,700       735,020
   Medicis Pharmaceutical Corp. Class A         (b)         21,300       649,863
                                                                    ------------
                                                                       1,384,883
                                                                    ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
   E-House China Holdings, Ltd., ADR            (a)(b)(c)   15,600       357,240
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (5.0%)
   ANADIGICS, Inc.                              (a)(b)      53,500       967,280
   Atheros Communications, Inc.                 (a)         30,467       913,096
   AuthenTec, Inc.                              (a)         18,285       182,850
   FormFactor, Inc.                             (a)         14,000       621,180
   Netlogic Microsystems, Inc.                  (a)(b)      17,000       613,870
   Varian Semiconductor Equipment
      Associates, Inc.                          (a)         19,775     1,058,358
                                                                    ------------
                                                                       4,356,634
                                                                    ------------
   SOFTWARE (6.0%)
   Blackboard, Inc.                             (a)         19,300       884,712
&  Concur Technologies, Inc.                    (a)(b)      36,000     1,134,720
   FactSet Research Systems, Inc.                           10,300       706,065
   Shanda Interactive Entertainment, Ltd., ADR  (a)(c)      29,000     1,079,090
   Synchronoss Technologies, Inc.               (a)         15,700       660,342
   Taleo Corp. Class A                          (a)         27,200       691,152
                                                                    ------------
                                                                       5,156,081
                                                                    ------------
   SPECIALTY RETAIL (2.8%)
   Dick's Sporting Goods, Inc.                  (a)         15,900     1,067,685
   J. Crew Group, Inc.                          (a)(b)      11,100       460,650
   Zumiez, Inc.                                 (a)(b)      20,152       894,144
                                                                    ------------
                                                                       2,422,479
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS (4.9%)
   Crocs, Inc.                                  (a)(b)      11,700       786,825
   Deckers Outdoor Corp.                        (a)(b)       5,000       549,000
   Fossil, Inc.                                 (a)(b)      19,600       732,256
   Lululemon Athletica, Inc.                    (a)(b)       9,300       390,879
&  Under Armour, Inc. Class A                   (a)(b)      20,400     1,220,328
   Volcom, Inc.                                 (a)(b)      13,500       574,020
                                                                    ------------
                                                                       4,253,308
                                                                    ------------
   Total Common Stocks
      (Cost $67,587,663)                                              82,473,237
                                                                    ------------
   SHORT-TERM INVESTMENTS (29.9%)

   INVESTMENT COMPANY (0.0%)                    ++

   Reserve Primary Money Market Fund     (d)                10,054        10,054
                                                                    ------------
   Total Investment Company
      (Cost $10,054)                                                      10,054
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (2.5%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,559,145
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $1,567,988 and a Market Value of
      $1,589,679)                        (d)           $ 1,558,450     1,558,450
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $545,703
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and
      maturity dates between
      12/17/07-11/21/99, with a
      Principal Amount of $2,776,231
      and a Market Value of $567,218)    (d)               545,457       545,457
                                                                    ------------
   Total Repurchase Agreements
      (Cost $2,103,907)                                                2,103,907
                                                                    ------------
   TIME DEPOSITS (27.4%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                (d)             1,090,914     1,090,914
   Bank of Nova Scotia
      5.00%, due 10/24/07                (d)             1,090,914     1,090,914
   Barclays
      5.33%, due 11/6/07                 (d)             1,090,914     1,090,914
   BNP Paribas
      5.20%, due 10/1/07                 (d)             3,740,280     3,740,280
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (d)             2,337,675     2,337,675
   Deutsche Bank AG
      5.325%, due 11/6/07                (d)             2,493,520     2,493,520
   Dexia Group
      4.895%, due 10/2/07                (d)             2,025,985     2,025,985
   National Australia Bank
      5.125%, due 10/1/07                (d)             2,337,675     2,337,675
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (d)             1,090,915     1,090,915
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (d)               935,070       935,070
      5.188%, due 10/1/07                (d)               779,225       779,225
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (d)             1,090,915     1,090,915
      5.20%, due 10/1/07                 (d)             2,805,210     2,805,210
   Swedbank AB
      5.31%, due 10/1/07                 (d)               779,225       779,225
                                                                    ------------
   Total Time Deposits
      (Cost $23,688,437)                                              23,688,437
                                                                    ------------
   Total Short-Term Investments
      (Cost $25,802,398)                                              25,802,398
                                                                    ------------

   Total Investments
      (Cost $93,390,061)                 (e)                 125.3%  108,275,635(f)
   Liabilities in Excess of
      Cash and Other Assets                                  (25.3)  (21,860,296)
                                                       -----------  ------------
   Net Assets                                                100.0% $ 86,415,339
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal income tax purposes is $93,861,239.

(f) At September 30, 2007 net unrealized appreciation was $14,414,396, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $15,423,183 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,008,787.

MAINSTAY VP FLOATING RATE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------  ------------
   LONG-TERM INVESTMENTS (87.7%)         +

   CORPORATE BOND (0.1%)

   PACKAGING & CONTAINERS (0.1%)
   Berry Plastics Holding Corp.
      8.875%, due 9/15/14                              $   500,000  $    511,250
                                                                    ------------
   Total Corporate Bond
      (Cost $500,000)                                                    511,250
                                                                    ------------

   FLOATING RATE LOANS (83.9%)           (a)

   AEROSPACE & DEFENSE (2.2%)
   Hexcel Corp.
      Tranche B Term Loan
      7.193%, due 3/1/12                                   850,625       825,106
   Oshkosh Truck Corp.
      Term Loan B
      7.45%, due 12/6/13                                 1,975,000     1,945,869
   Spirit Aerosystems, Inc.
      Term Loan B
      7.11%, due 9/30/13                                 1,685,084     1,670,339
   Transdigm, Inc.
      Term Loan
      7.20%, due 6/23/13                                 2,000,000     1,956,666
   Vought Aircraft Industries, Inc.
      Term Loan
      7.63%, due 12/22/11                                  985,714       966,000
                                                                    ------------
                                                                       7,363,980
                                                                    ------------
   AUTOMOBILE (2.4%)
   DaimlerChrysler Financial Services
      Americas LLC
      1st Lien Term Loan
      9.36%, due 8/3/12                                  1,000,000       996,705
   Ford Motor Co.
      Term Loan B
      8.70%, due 12/16/13                                1,736,875     1,682,356
   Goodyear Tire & Rubber Co. (The)
      2nd Lien Term Loan
      6.85%, due 4/30/14                                 2,500,000     2,418,230
   Key Safety Systems, Inc.
      1st Lien Term Loan
      7.562%, due 3/8/14                                 1,492,500     1,399,219
   Tower Automotive
      Term Loan

      9.54%, due 7/31/13                 (b)             1,500,000     1,455,000
   TRW Automotive, Inc.
      Term Loan B1
      6.875%, due 2/9/14                                   340,000       335,932
                                                                    ------------
                                                                       8,287,442
                                                                    ------------
   BEVERAGE, FOOD & TOBACCO (3.4%)
   American Seafoods Group LLC
      Term Loan A
      6.948%, due 9/30/11                                  778,372       751,129
   BF Bolthouse Holdco LLC
      1st Lien Term Loan
      7.625%, due 12/17/12                                 837,250       812,133
      2nd Lien Term Loan
      10.698%, due 12/16/13                                170,000       165,113
   Constellation Brands, Inc.
      New Term Loan B
      7.156%, due 6/5/13                                 1,931,200     1,902,578
   Dean Foods Co.
      Tranche B Term Loan
      6.70%, due 4/2/14                                  2,487,500     2,423,136
   Del Monte Corp.
      Term Loan B
      6.649%, due 2/8/12                                   987,500       975,156
   Dole Food Co., Inc.
      Credit Link Deposit
      5.23%, due 4/12/13                                   139,535       134,717
      Tranche C Term Loan
      7.51%, due 4/12/13                                 1,030,814       995,219
      Tranche B Term Loan
      7.645%, due 4/12/13                                  309,244       298,566
   Michael Foods, Inc.
      Term Loan B1
      7.361%, due 11/21/10                               1,767,778     1,710,325
   Reddy Ice Group, Inc.
      Term Loan
      7.11%, due 8/12/12                                 1,500,000     1,466,250
                                                                    ------------
                                                                      11,634,322
                                                                    ------------
   BROADCASTING & ENTERTAINMENT (6.6%)
&  Charter Communications Operating LLC
      Existing Term Loan
      7.36%, due 3/6/14                                  3,000,000     2,893,662
   CSC Holdings, Inc.
      Incremental Term Loan
      7.569%, due 3/29/13                                1,977,481     1,947,983
   DirectTV Holdings LLC
      Term Loan B
      6.629%, due 4/13/13                                1,969,773     1,955,000
&  Discovery Communications Holdings LLC
      Term Loan B
      7.198%, due 5/14/14                                2,992,500     2,932,650
   Entravision Communications Corp.
      Term Loan
      6.86%, due 3/29/13                                   987,437       959,460
   Gray Television, Inc.

      Delayed Draw Term Loan
      6.86%, due 12/31/14                                2,000,000     1,920,000
   Insight Midwest Holdings LLC
      Initial Term Loan
      7.11%, due 4/7/14                                  1,988,763     1,946,191
   Mediacom Broadband Group (FKA MCC Iowa)
      Tranche D1 Term Loan
      6.88%, due 1/31/15                                 1,985,000     1,910,563
   Nexstar Broadcasting, Inc.
      Mission Term Loan B
      6.948%, due 10/1/12                                1,016,447       975,789
      Nexstar Term Loan B
      6.948%, due 10/1/12                                  962,623       924,118
   Univision Communications, Inc.
      Tranche B Term Loan
      7.61%, due 9/29/14                                 2,348,993     2,236,192
   UPC Broadband Holding B.V.
      Term Loan N1
      7.13%, due 12/31/14                                2,000,000     1,911,250
                                                                    ------------
                                                                      22,512,858
                                                                    ------------
   BUILDINGS & REAL ESTATE (2.1%)
   Armstrong World Industries, Inc.
      Term Loan
      7.246%, due 10/2/13                                  392,010       387,600
   CB Richard Ellis Services, Inc.
      Term Loan B
      6.996%, due 12/20/13                               2,633,182     2,567,352
   Central Parking Corp.
      Letter of Credit Term Loan
      7.625%, due 5/22/14                                   94,828        91,034
      Term Loan
      8.00%, due 5/22/14                                   322,618       309,713
   General Growth Properties, Inc.
      Tranche A1 Term Loan
      7.07%, due 2/24/10                                 1,394,737     1,362,721
   LNR Property Corp.
      Initial Tranche B Term Loan
      8.11%, due 7/12/11                                   500,000       482,084
   Macerich Partnership L.P.
      Term Loan
      7.188%, due 4/26/10                                1,000,000       965,000
   Stile Acquisition Corp.
      Canadian Term Loan
      7.36%, due 4/6/13                                    487,107       457,678
      U.S. Term Loan
      7.36%, due 4/6/13                                    487,937       458,457
                                                                    ------------
                                                                       7,081,639
                                                                    ------------
   CHEMICALS, PLASTICS & RUBBER (6.7%)
   Brenntag Holding GmbH & Co.
      Acquisition Term Loan
      7.387%, due 1/20/14                                  392,727       377,345
   Celanese U.S. Holdings LLC
      Synthetic Letter of Credit
      5.665%, due 4/2/14                                   571,429       559,732

      Dollar Term Loan
      7.11%, due 4/2/14                                  2,422,500     2,372,914
   Gentek, Inc.
      1st Lien Term Loan
      7.477%, due 2/28/11                                1,827,275     1,779,309
   Hercules, Inc.
      Term Loan B
      7.256%, due 10/8/10                                1,028,133     1,005,000
   Hexion Specialty Chemicals, Inc.
      Term Loan C1
      7.625%, due 5/5/13                                 1,626,646     1,600,213
      Term Loan C2
      7.813%, due 5/5/13                                   352,462       346,734
   Huntsman International LLC
      New Term Loan B
      6.886%, due 4/21/14                                2,091,178     2,075,494
   INEOS Group, Ltd.
      Tranche B2 Term Loan
      7.358%, due 12/16/13                                 240,300       236,946
      Tranche C2 Term Loan
      7.358%, due 12/16/14                                 240,234       236,881
      Tranche A4 Term Loan
      7.364%, due 12/17/12                                 827,160       788,128
   ISP Chemco, Inc.
      Term Loan B
      7.267%, due 6/4/14                                 2,122,644     2,048,352
   Lyondell Chemical Co.
      Term Loan
      6.631%, due 8/16/13                                2,479,975     2,461,762
   MacDermid, Inc.
      Term Loan B
      7.198%, due 4/12/14                                  995,000       955,200
   Mosaic Co. (The)
      New Term Loan B
      6.938%, due 12/1/13                                1,104,409     1,097,276
   Nalco Co.
      Term Loan B
      7.274%, due 11/4/10                                  820,527       812,664
   Polymer Group, Inc.
      Term Loan
      7.42%, due 11/22/12                                  984,962       970,188
   Rockwood Specialties Group, Inc.
      Tranche E Term Loan
      6.858%, due 7/30/12                                1,964,748     1,907,715
   Texas Petrochemicals, L.P.
      Letter of Credit
      5.325%, due 12/29/08                                 312,500       298,047
      Term Loan B
      7.858%, due 6/27/13                                  925,840       883,020
                                                                    ------------
                                                                      22,812,920
                                                                    ------------
   CONTAINERS, PACKAGING & GLASS (3.2%)
   Altivity Packaging LLC
      1st Lien Term Loan
      7.581%, due 6/30/13                                  857,250       849,749

      Delayed Draw 1st Lien Term Loan
      7.617%, due 6/30/13                                  256,500       254,256
      2nd Lien Term Loan
      10.665%, due 12/30/13                                284,091       284,446
      Delayed Draw 2nd Lien
      10.665%, due 12/30/13                                 90,909        91,023
   Berry Plastics Corp.
      Term Loan C
      7.36%, due 4/3/15                                  1,791,000     1,745,904
   Crown Americas LLC
      Term B Dollar Loan
      7.308%, due 11/15/12                               1,980,000     1,915,650
   Graham Packaging Holdings Co.
      1st Lien Term Loan
      7.715%, due 10/7/11                                1,691,500     1,664,013
   Graphic Packaging International, Inc.
      Term Loan B
      7.443%, due 5/16/14                                  995,000       986,472
   Smurfit-Stone Container Enterprises, Inc.
      Deposit Fund Commitment
      5.22%, due 11/1/10                                   443,125       437,170
      Tranche C Term Loan
      7.64%, due 11/1/11                                   602,016       593,926
      Tranche C1 Term Loan
      7.688%, due 11/1/11                                  139,535       137,660
      Tranche B Term Loan
      8.255%, due 11/1/11                                1,296,521     1,279,100
   Solo Cup Co.
      Term Loan B1
      8.94%, due 2/27/11                                   602,363       595,479
                                                                    ------------
                                                                      10,834,848
                                                                    ------------
   DIVERSIFIED NATURAL RESOURCES,
      PRECIOUS METALS & MINERALS (1.0%)
   Georgia-Pacific Corp.
      New Term Loan B
      7.372%, due 12/20/12                                 496,250       485,418
&     Term Loan B
      7.412%, due 12/20/12                               2,959,887     2,895,281
                                                                    ------------
                                                                       3,380,699
                                                                    ------------
   DIVERSIFIED/CONGLOMERATE
      MANUFACTURING (2.9%)
   Aearo Technologies, Inc.
      1st Lien Term Loan B
      7.448%, due 6/1/14                                 1,995,000     1,920,188
   EnerSys Capital, Inc.
      Term Loan
      7.129%, due 3/17/11                                  987,436       962,750
   Goodyear Engineered Products
      Term Loan B
      7.86%, due 7/31/14                                   875,000       847,656
   Invensys International Holdings, Ltd.
      Term A Bonding
      7.356%, due 12/15/10                               1,064,891     1,029,395
      Tranche A Term Loan
      7.36%, due 1/15/11                                 1,185,109     1,146,593

   Mueller Water Products, Inc.
      Term Loan
      7.062%, due 5/24/14                                2,410,045     2,361,844
   Walter Industries, Inc.
      Term Loan
      7.264%, due 10/3/12                                1,481,760     1,444,716
                                                                    ------------
                                                                       9,713,142
                                                                    ------------
   DIVERSIFIED/CONGLOMERATE SERVICE (3.6%)
   Affiliated Computer Services, Inc.
      Term Loan B
      7.129%, due 3/20/13                                1,476,219     1,450,385
      1st Securities Repurchase
      Increase
      7.692%, due 3/20/13                                  748,111       735,019
   American Reprographics Co. LLC
      Term Loan C
      6.933%, due 6/18/09                                1,181,989     1,143,574
   Coinmach Corp.
      Term Loan B1
      8.043%, due 12/19/12                               1,489,408     1,481,961
   Dealer Computer Services, Inc.
      1st Lien Term Loan
      7.198%, due 10/26/12                               2,626,681     2,547,881
      2nd Lien Term Loan
      10.698%, due 10/26/13                                250,000       247,500
&  SunGard Data Systems, Inc.
      Term Loan
      7.356%, due 2/28/14                                2,963,829     2,907,332
   VeriFone, Inc.
      Term Loan B
      7.11%, due 10/31/13                                  708,750       698,119
   Verint Systems, Inc.
      Term Loan B
      8.106%, due 5/25/14                                  938,462       912,654
                                                                    ------------
                                                                      12,124,425
                                                                    ------------
   ECOLOGICAL (2.0%)
   Allied Waste Industries, Inc.
      Tranche A Credit-Linked Deposit
      5.32%, due 3/28/14                                   529,730       522,039
      Term Loan B
      6.762%, due 3/28/14                                  974,786       960,633
   Big Dumpster Merger Sub, Inc.
      Delayed Draw Term Loan B
      7.044%, due 2/5/13                 (c)               433,015       415,694
      Term Loan B
      7.448%, due 2/5/13                                 1,028,411       987,274
   Duratek, Inc.
      Term Loan B
      7.66%, due 6/7/13                                    295,571       290,399
   EnergySolutions LLC
      Term Loan
      7.66%, due 6/7/13                                    616,589       605,799
      Synthetic Letter of Credit
      8.003%, due 6/7/13                                    31,447        30,896
      2nd Lien Term Loan

      9.83%, due 12/31/14                                  190,000       190,000
   IESI Corp.
      Term Loan
      7.174%, due 1/20/12                                2,000,000     1,930,000
   Synagro Technologies, Inc.
      Term Loan B
      7.50%, due 3/31/14                                 1,000,000       970,000
                                                                    ------------
                                                                       6,902,734
                                                                    ------------
   ELECTRONICS (1.0%)
   Freescale Semiconductor, Inc.
      Term Loan B
      7.33%, due 11/29/13                                1,489,994     1,421,391
   Sensata Technologies Finance Co. LLC
      Term Loan
      7.11%, due 4/26/13                                 1,975,000     1,889,652
                                                                    ------------
                                                                       3,311,043
                                                                    ------------
   FINANCE (2.6%)
   Ashtead Group PLC
      Term Loan
      7.125%, due 8/31/11                                1,485,000     1,455,300
   Hertz Corp. (The)
      Letter of Credit
      5.238%, due 12/21/12                                 374,271       367,793
      Tranche B Term Loan
      7.555%, due 12/21/12                               2,085,449     2,049,354
   Rental Services Corp.
      1st Lien Term Loan
      7.105%, due 11/30/12                               2,479,975     2,417,976
      2nd Lien Term Loan
      8.86%, due 11/27/13                                  397,920       385,983
   United Rentals, Inc.
      Tranche B Credit-Linked Deposit
      5.322%, due 2/14/11                                  651,060       646,991
      Initial Term Loan
      7.72%, due 2/14/11                                 1,426,699     1,417,782
                                                                    ------------
                                                                       8,741,179
                                                                    ------------
   GROCERY (1.6%)
   Giant Eagle, Inc.
      Term Loan
      6.86%, due 11/7/12                                   491,250       490,022
   Roundy's Supermarkets, Inc.
      Tranche B Term Loan
      8.46%, due 11/3/11                                 2,485,019     2,456,026
   SUPERVALU, Inc.
      Term Loan B
      7.32%, due 6/1/12                                  2,472,481     2,442,349
                                                                    ------------
                                                                       5,388,397
                                                                    ------------
   HEALTHCARE, EDUCATION & CHILDCARE (8.4%)
   Accellent, Inc.
      Term Loan
      8.01%, due 11/22/12                                  480,032       451,230
   Advanced Medical Optics, Inc.
      Term Loan B
      7.204%, due 4/2/14                                   995,000       937,788

   AGA Medical Corp.
      Tranche B Term Loan
      7.36%, due 4/28/13                                   916,105       870,299
   Alliance Imaging, Inc.
      Tranche C1 Term Loan
      7.884%, due 12/29/11                               1,405,851     1,381,249
   AMR HoldCo., Inc.
      Term Loan
      7.724%, due 2/10/12                                  905,311       881,546
&  Community Health Systems, Inc.
      New Term Loan B
      7.756%, due 7/25/14                                2,814,385     2,760,912
&  DaVita, Inc.
      Tranche B1 Term Loan
      6.845%, due 10/5/12                                3,767,981     3,691,336
   Fresenius Medical Care Holdings, Inc.
      Term Loan
      6.709%, due 3/31/13                                1,808,126     1,775,838
   Gentiva Health Services, Inc.
      Term Loan B
      7.481%, due 3/31/13                                  858,696       840,448
   HCA, Inc.
      Term Loan A
      7.198%, due 11/16/12                                 969,318       939,027
      Term Loan B
      7.448%, due 11/18/13                                 992,500       972,185
&  Health Management Associates, Inc.
      Term Loan B
      6.947%, due 2/28/14                                2,985,000     2,832,484
   HealthSouth Corp.
      Term Loan B
      7.859%, due 3/10/13                                1,559,404     1,512,232
   LifePoint Hospitals, Inc.
      Term Loan B
      7.165%, due 4/15/12                                  721,238       701,705
   Quintiles Transnational Corp.
      Term Loan B
      7.20%, due 3/31/13                                   985,000       950,525
   Rural/Metro Operating Co. LLC
      Letter of Credit Facility
      Deposits
      5.00%, due 3/4/11                                    411,765       390,147
   Select Medical Corp.
      Term Loan B
      7.48%, due 2/24/12                                   975,044       925,480
   Sun Healthcare Group, Inc.
      Delayed Draw Term Loan B
      5.047%, due 4/19/14                   (c)            137,931       132,570
      Synthetic Letter of Credit
      5.20%, due 4/19/14                                   275,862       264,828
      Term Loan B
      7.367%, due 4/19/14                                1,221,674     1,172,807
   US Oncology, Inc.
      Term Loan B
      7.57%, due 8/20/11                                 1,968,539     1,889,797

   Vanguard Health Holding Co. LLC
      Replacement Term Loan
      7.448%, due 9/23/11                                  980,174       947,706
   Warner Chilcott Corp.
      Tranche C Term Loan
      7.198%, due 1/18/12                                  269,284       262,417
      Tranche B Term Loan
      7.245%, due 1/18/12                                1,151,318     1,121,959
                                                                    ------------
                                                                      28,606,515
                                                                    ------------
   HOME & OFFICE FURNISHINGS,
      HOUSEWARES, & DURABLE CONSUMER
      PRODUCTS (1.4%)
   Jarden Corp.
      Term Loan B2
      6.948%, due 1/24/12                                  731,861       710,249
   Sealy Mattress Co.
      Term Loan E
      7.017%, due 8/25/12                                  750,000       723,750
   Simmons Co.
      Tranche D Term Loan
      7.382%, due 12/19/11                               2,853,659     2,739,512
   Sunbeam Corp. (Canada), Ltd.
      Term Loan
      6.948%, due 1/24/12                                  483,978       479,138
                                                                    ------------
                                                                       4,652,649
                                                                    ------------
   HOTELS, MOTELS, INNS & GAMING (1.2%)
   Penn National Gaming, Inc.
      Term Loan B
      7.108%, due 10/3/12                                2,462,355     2,439,101
   Venetian Casino Resort LLC/Las Vegas
      Sands, Inc.
      Term Loan B
      6.95%, due 5/23/14                                 1,596,000     1,549,783
                                                                    ------------
                                                                       3,988,884
                                                                    ------------
   LEISURE, AMUSEMENT, MOTION PICTURES,
      ENTERTAINMENT (4.9%)
   Affinity Group, Inc.
      Term Loan
      7.629%, due 6/24/09                                  479,773       470,178
   AMC Entertainment, Inc.
      Term Loan
      6.879%, due 1/26/13                                  982,500       959,319
   Bombardier Recreational Products, Inc.
      Term Loan
      7.864%, due 6/28/13                                1,367,089     1,335,759
   Cedar Fair, L.P.
      U.S. Term Loan
      7.129%, due 8/30/12                                1,975,000     1,931,112
   Cinemark USA, Inc.
      Term Loan
      7.271%, due 10/5/13                                1,967,297     1,911,284
   Easton-Bell Sports, Inc.
      Tranche B Term Loan
      6.855%, due 3/16/12                                1,975,000     1,888,594

   LodgeNet Entertainment Corp.
      Term Loan
      (zero coupon), due 4/4/14          (b)               997,500       975,000
   Metro-Goldwyn-Mayer Studios, Inc.
      Tranche B Term Loan
      8.448%, due 4/8/12                                   985,000       941,347
   Regal Cinemas Corp.
      Term Loan
      6.698%, due 10/27/13                               2,446,686     2,368,559
   Six Flags Theme Parks, Inc.
      Tranche B Term Loan
      7.75%, due 4/30/15                                   997,500       950,119
   Wimar OpCo LLC
      Term Loan B
      7.448%, due 1/3/12                                 1,904,657     1,840,716
   WMG Acquisition Corp.
      Term Loan
      7.484%, due 2/28/11                                  979,274       953,977
                                                                    ------------
                                                                      16,525,964
                                                                    ------------
   MACHINERY (3.0%)
&  Baldor Electric Co.
      Term Loan B
      7.124%, due 1/31/14                                2,840,758     2,796,962
   Bucyrus International, Inc.
      Tranche B Term Loan
      6.933%, due 5/4/14                 (b)             1,000,000       982,500
   Colfax Corp.
      New Term Loan B
      7.50%, due 11/30/11                                  494,994       488,807
&  Flowserve Corp.
      Term Loan B
      6.784%, due 8/10/12                                2,948,196     2,893,840
   Generac CCMP Acquisition Corp.
      Term Loan B
      9.25%, due 11/11/13                                  486,013       435,329
   Gleason Corp.
      1st Lien Term Loan
      7.47%, due 6/30/13                                   944,444       925,556
   RBS Global, Inc.
      Term Loan B2
      7.642%, due 7/21/13                                  557,048       545,559
      Term Loan B
      7.862%, due 7/19/13                                  934,426       915,154
                                                                    ------------
                                                                       9,983,707
                                                                    ------------
   MINING, STEEL, IRON & NON-PRECIOUS
      METALS (1.5%)
   Aleris International, Inc.
      New Term Loan B
      7.565%, due 12/19/13                               1,990,006     1,894,486
   Magnum Coal Co.
      Funded Letter of Credit
      8.38%, due 3/21/13                                    90,909        83,636
      Term Loan
      8.42%, due 3/21/13                                   895,455       823,818
   Novelis, Inc.

      New CAD Term Loan
      7.20%, due 7/6/14                                    467,578       453,356
      New U.S. Term Loan
      7.20%, due 7/6/14                                  1,028,672       997,383
   Tube City IMS Corp.
      Synthetic Letter of Credit
      5.26%, due 1/25/14                                   108,108       103,423
      Term Loan
      7.448%, due 1/25/14                                  887,432       848,977
                                                                    ------------
                                                                       5,205,079
                                                                    ------------
   OIL & GAS (1.7%)
   Dresser, Inc.
      Term Loan
      7.998%, due 5/4/14                                   410,770       402,966
   Energy Transfer Co., L.P.
      Term Loan B
      7.106%, due 11/1/12                                2,000,000     1,964,166
   Kinder Morgan
      Term Loan B
      6.639%, due 5/30/14                (b)             1,934,394     1,895,222
   Targa Resources, Inc.
      Synthetic Letter of Credit
      5.067%, due 10/31/12                                 291,106       287,467
      Term Loan
      7.534%, due 10/31/12                               1,188,684     1,173,825
                                                                    ------------
                                                                       5,723,646
                                                                    ------------
   PERSONAL & NONDURABLE CONSUMER
      PRODUCTS (1.4%)
   ACCO Brands Corp.
      U.S. Term Loan
      7.229%, due 8/17/12                                  795,000       777,775
   Chattem, Inc.
      Term Loan B
      7.11%, due 1/2/13                                    485,000       481,363
   JohnsonDiversey, Inc.
      New Term Loan B
      7.36%, due 12/16/11                                1,490,324     1,458,655
   Mega Bloks, Inc.
      Term Loan B
      7.625%, due 7/26/12                                  980,000       923,650
   Visant Corp.
      Term Loan C
      7.198%, due 12/21/11                               1,197,540     1,185,565
                                                                    ------------
                                                                       4,827,008
                                                                    ------------
   PERSONAL TRANSPORTATION (0.6%)
   United Airlines, Inc.
      Term Loan B
      7.125%, due 2/1/14                                 1,980,050     1,874,242
                                                                    ------------
   PERSONAL, FOOD & MISCELLANEOUS
      SERVICES (0.5%)
   Aramark Corp.
      Synthetic Letter of Credit
      5.36%, due 1/27/14                                   118,515       116,317
      Term Loan

      7.198%, due 1/27/14                                1,669,803     1,638,842
                                                                    ------------
                                                                       1,755,159
                                                                    ------------
   PRINTING & PUBLISHING (5.5%)
   Cenveo Corp.
      Delayed Draw Term Loan
      6.988%, due 6/21/13                                   27,448        26,659
      Term Loan C
      6.988%, due 6/21/13                                1,818,671     1,766,384
   Dex Media East LLC
      Term Loan B
      7.034%, due 5/8/09                                   814,959       808,119
   Dex Media West LLC
      Tranche B1 Term Loan
      7.041%, due 3/9/10                                   980,716       970,603
   Hanley Wood LLC
      New Term Loan B
      7.604%, due 3/8/14                                 1,933,092     1,685,013
&  Idearc, Inc.
      Term Loan B
      7.20%, due 11/17/14                                3,478,737     3,422,570
   MediaNews Group, Inc.
      Term Loan C
      7.379%, due 8/2/13                                   493,750       469,063
   Merrill Communications LLC
      Term Loan
      7.42%, due 5/15/11                                 1,972,469     1,937,951
   New Publishing Acquisition, Inc.
      Tranche B Term Loan
      7.61%, due 8/5/12                                  1,121,317     1,091,882
   Nielsen Finance LLC
      Dollar Term Loan
      7.36%, due 8/9/13                                  2,488,750     2,416,031
   Penton Media, Inc.
      Term Loan B
      7.606%, due 2/1/13                                 1,243,750     1,179,230
   R.H. Donnelley, Inc.
      Tranche D2 Term Loan
      6.987%, due 6/30/11                                1,129,387     1,114,642
   Riverdeep Interactive Learning USA, Inc.
      Term Loan B
      7.948%, due 12/20/13                                 992,483       980,573
   Tribune Co.
      Term Loan B
      8.36%, due 5/19/14                                 1,000,000       908,333
                                                                    ------------
                                                                      18,777,053
                                                                    ------------
   RETAIL STORE (2.9%)
   Eye Care Centers of America, Inc.
      Term Loan B
      7.763%, due 3/1/12                                   995,246       965,388
   Michaels Stores, Inc.
      New Term Loan B
      7.638%, due 10/31/13                               2,244,347     2,172,247
   Neiman Marcus Group, Inc. (The)
      Term Loan B

      7.448%, due 4/6/13                                 2,564,565     2,521,747
   Pantry, Inc. (The)
      Term Loan B
      6.88%, due 5/15/14                                   775,833       743,830
   Petco Animal Supplies, Inc.
      Term Loan B
      7.528%, due 10/25/13                               2,075,117     2,014,592
   Yankee Candle Co., Inc. (The)
      Term Loan B
      7.20%, due 2/6/14                                  1,492,500     1,451,456
                                                                    ------------
                                                                       9,869,260
                                                                    ------------
   TELECOMMUNICATIONS (2.2%)
   Centennial Cellular Operating Co. LLC
      Term Loan
      7.223%, due 2/9/11                                 1,930,632     1,894,031
   MetroPCS Wireless, Inc.
      Term Loan B
      7.579%, due 11/4/13                                1,982,481     1,947,044
   PanAmSat Corp.
      Term Loan B2
      7.36%, due 1/3/14                                  1,488,750     1,468,589
   Windstream Corp.
      Tranche B1 Term Loan
      6.86%, due 7/17/13                                 2,000,000     1,986,428
                                                                    ------------
                                                                       7,296,092
                                                                    ------------
   TEXTILES & LEATHER (0.7%)
   Springs Windows Fashions LLC
      Term Loan B
      8.00%, due 12/31/12                                  469,678       446,194
   St. Johns Knits International, Inc.
      Term Loan B
      8.198%, due 3/23/12                                1,083,136     1,061,473
   William Carter Co. (The)
      Term Loan
      6.797%, due 7/14/12                                  740,520       726,635
                                                                    ------------
                                                                       2,234,302
                                                                    ------------
   UTILITIES (6.7%)
   AES Corp.
      Term Loan
      7.125%, due 4/30/08                                1,000,000       989,167
   Boston Generating LLC
      Synthetic Letter of Credit
      5.225%, due 12/20/13                                 431,371       421,485
      1st Lien Term Loan
      7.448%, due 12/20/13                               1,935,174     1,890,825
      Revolving Credit Commitment
      7.60%, due 12/20/13                                  120,784       118,016
   Cogentrix Delaware Holdings, Inc.
      Term Loan
      6.63%, due 4/14/12                                 1,202,630     1,170,560
   Coleto Creek Power, L.P.
      Synthetic Letter of Credit
      5.26%, due 6/28/13                                   579,618       551,361
      Term Loan

      7.948%, due 6/28/13                                1,155,752     1,099,409
   Covanta Energy Corp.
      Funded Letter of Credit
      5.098%, due 2/10/14                                  494,845       478,144
      Term Loan B
      6.933%, due 2/10/14                                1,002,642       968,803
   Dynegy Holdings, Inc.
      Synthetic Letter of Credit
      6.629%, due 4/2/13                                 2,425,532     2,316,383
      Term Loan B
      7.165%, due 4/2/13                                    74,468        71,117
   InfrastruX Group, Inc.
      Delayed Draw Term Loan
      8.379%, due 11/5/12                                  781,042       734,179
   KGen LLC
      1st Lien Term Loan
      7.00%, due 2/8/14                                    465,234       452,440
      Synthetic Letter of Credit
      7.00%, due 2/8/14                                    281,250       273,516
   LS Power Acquisition Co.
      Term Loan B
      7.19%, due 5/1/14                                    795,000       773,138
   Mackinaw Power Holdings LLC
      Term Loan B
      6.856%, due 6/22/15                                1,500,000     1,440,000
   Mirant North America LLC
      Term Loan
      6.879%, due 1/3/13                                 2,028,997     1,990,953
   NRG Energy, Inc.
      Term Loan B
      6.948%, due 2/1/13                                 2,321,952     2,277,327
      Synthetic Letter of Credit
      7.11%, due 2/1/13                                    966,379       947,807
   TPF Generation Holdings LLC
      Synthetic Letter of Credit
      5.26%, due 12/16/13                                  301,388       290,387
      Synthetic Revolver
      5.36%, due 12/16/11                                   94,479        91,031
      Term Loan B
      7.198%, due 12/15/13                               1,541,438     1,485,175
      2nd Lien Term Loan C
      9.448%, due 12/15/14                                 500,000       472,000
   USPF Holdings LLC
      Synthetic Letter of Credit
      6.948%, due 4/11/14                                  300,000       285,000
      Term Loan
      7.098%, due 4/11/14                                1,197,000     1,137,150
                                                                    ------------
                                                                      22,725,373
                                                                    ------------
   Total Floating Rate Loans
      (Cost $292,657,463)                                            284,134,561
                                                                    ------------

   FOREIGN FLOATING RATE LOANS (3.7%)    (a)
   AUTOMOBILE (0.4%)
   Tenneco, Inc.
      Tranche B Credit Linked Deposit
      7.298%, due 3/17/14                                1,250,000     1,200,000
                                                                    ------------
   CARGO TRANSPORT (0.3%)
   Laidlaw International, Inc.
      Canadian Term Loan B
      8.50%, due 7/31/13                                   248,125       247,505
      Term Loan B
      8.50%, due 7/31/13                                   744,375       742,514
                                                                    ------------
                                                                         990,019
                                                                    ------------
   CHEMICALS, PLASTICS & RUBBER (1.3%)
   Brenntag Holding GmbH & Co.
      Term Loan B2
      7.387%, due 1/20/14                                1,607,273     1,544,321
   Invista B.V.
      Tranche B1 Term Loan
      6.698%, due 4/29/11                                1,311,276     1,283,958
      Tranche B2 Term Loan
      6.698%, due 4/29/11                                  602,566       590,013
   Lucite International US Finco, Ltd.
      Delayed Draw Term Loan B2
      7.45%, due 7/8/13                                    258,893       254,686
      Term Loan B1
      7.45%, due 7/8/13                                    731,202       719,320
                                                                    ------------
                                                                       4,392,298
                                                                    ------------
   PRINTING & PUBLISHING (0.7%)
   Yell Group PLC
      Term Loan B1
      7.129%, due 10/27/12                               2,500,000     2,431,770
                                                                    ------------
   RETAIL STORE (0.4%)
   Dollarama Group, L.P.
      Replacement Term Loan B
      7.108%, due 11/18/11                               1,477,574     1,451,716
                                                                    ------------
   TELECOMMUNICATIONS (0.6%)
   Intelsat Subsidiary Holding Co.
      Tranche B Term Loan
      7.36%, due 7/3/13                                  1,978,744     1,954,504
                                                                    ------------
   Total Foreign Floating Rate Loans
      (Cost $12,751,096)                                              12,420,307
                                                                    ------------
   Total Long-Term Investments
      (Cost $305,908,559)                                            297,066,118
                                                                    ------------

   SHORT-TERM INVESTMENTS (12.2%)

   COMMERCIAL PAPER (4.7%)
   Becton Dickinson & Co.
      4.95%, due 10/26/07                                1,000,000       996,563
   Florida Power & Light Co.
      4.75%, due 10/5/07                                 4,000,000     3,997,889
   Minnesota Mining & Manufacturing Co.
      4.99%, due 10/9/07                                 5,000,000     4,994,456
   Praxair, Inc.
      4.75%, due 10/11/07                                1,000,000       998,681
   Target Corp.
      4.75%, due 10/22/07                                5,000,000     4,986,146
                                                                    ------------
   Total Commercial Paper
      (Cost $15,973,735)                                              15,973,735
                                                                    ------------
   FEDERAL AGENCIES (4.4%)
   Federal Agricultural Mortgage Corp.
      (Discount Note)
      4.57%, due 10/23/07                                1,000,000       997,207
   Federal Farm Credit Bank (Discount
      Note)
      4.73%, due 10/1/07                                 5,000,000     5,000,000
   Federal Home Loan Bank (Discount
      Notes)
      4.45%, due 10/17/07                                5,000,000     4,990,111
      4.60%, due 10/12/07                                4,000,000     3,994,378
                                                                    ------------
   Total Federal Agencies
      (Cost $14,981,696)                                              14,981,696
                                                                    ------------
   REPURCHASE AGREEMENT (3.1%)
   Wachovia Capital Markets LLC
      4.95%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $10,343,265
      (Collateralized by various
      Federal Agencies, with rates
      between 3.00%-7.125% and maturity
      dates between 10/15/07-9/8/17,
      with a Principal Amount of
      $10,502,000 and a Market Value of
      $10,546,574)
   Total Repurchase Agreement                           10,339,000    10,339,000
      (Cost $10,339,000)
                                                                    ------------

   Total Short-Term Investments
      (Cost $41,294,431)                                              10,339,000
                                                                    ------------
                                                                      41,294,431
                                                                    ------------
   Total Investments
      (Cost $347,202,990)                (d)                  99.9%  338,360,549(e)
   Cash and Other Assets,
      Less Liabilities
                                                               0.1       464,905
                                                       -----------  ------------
   Net Assets                                                100.0% $338,825,454
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(b) Illiquid security. The total market value of these securities at September 30, 2007 is $5,307,722 which represents 1.6% of the Portfolio's net assets.

(c) This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(d) The cost stated also represents the aggregate cost for federal tax purposes.

(e) At September 30, 2007 net unrealized depreciation was $8,842,441, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $44,410 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,886,851.

MAINSTAY VP GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------  ------------
   LONG-TERM BONDS (96.9%)                    +

   ASSET-BACKED SECURITIES (2.5%)

   CONSUMER LOANS (0.6%)
   Atlantic City Electric Transition
      Funding LLC
      Series 2002-1, Class A4
      5.55%, due 10/20/23                              $ 1,650,000  $  1,613,067
                                                                    ------------
   CREDIT CARDS (0.3%)
   Chase Issuance Trust
      Series 2006-C4, Class C4
      6.04%, due 1/15/14                      (a)          855,000       819,108
                                                                    ------------

   DIVERSIFIED FINANCIAL SERVICES (0.8%)
   Countrywide Asset-Backed Certificates
      Series 2005-13, Class 3AV1
      5.22%, due 4/25/36                      (a)           40,310        40,300
   Massachusetts RRB Special Purpose
      Trust
      Series 2001-1, Class A
      6.53%, due 6/1/15                                  1,884,748     1,982,228
                                                                    ------------
                                                                        2,022,58
                                                                    ------------
   ELECTRIC (0.1%)
   Public Service New Hampshire Funding LLC
      Pass-Through Certificates
      Series 2002-1, Class A
      4.58%, due 2/1/10                                    208,036       207,927
                                                                    ------------
   HOME EQUITY (0.7%)
   Citicorp Residential Mortgage
      Securities, Inc.
      Series 2006-3, Class A3
      5.61%, due 11/25/36                                  665,000       658,233
      Series 2006-1, Class A3
      5.706%, due 7/25/36                                1,025,000     1,015,165
                                                                    ------------
                                                                       1,673,398
                                                                    ------------
   Total Asset-Backed Securities
      (Cost $6,325,044)                                                6,336,028
                                                                    ------------
   CORPORATE BONDS (1.5%)

   INSURANCE (0.4%)
   Fund American Cos., Inc.
      5.875%, due 5/15/13                                1,000,000       985,960
                                                                    ------------
   MEDIA (1.1%)
   TCI Communications, Inc.
      8.75%, due 8/1/15                                  2,560,000     2,967,675
                                                                    ------------
   Total Corporate Bonds
      (Cost $4,037,252)                                                3,953,635
                                                                    ------------
   MORTGAGE-BACKED SECURITIES (4.4%)

   COMMERCIAL MORTGAGE LOANS
      (COLLATERALIZED MORTGAGE
      OBLIGATIONS) (4.4%)
   Banc of America Commercial
      Mortgage, Inc.
      Series 2005-5, Class A2
      5.001%, due 10/10/45                               1,630,000     1,626,818
   Citigroup Commercial Mortgage Trust
      Series 2005-EMG, Class A1
      4.154%, due 9/20/51                     (b)          534,854       529,851
      Series 2004-C2, Class A5
      4.733%, due 10/15/41                               3,000,000     2,867,718
   Citigroup Mortgage Loan Trust, Inc.
      Series 2006-AR6, Class 1A1
      6.067%, due 8/25/36                     (a)        1,657,412     1,659,492
   Commercial Mortgage Pass-Through
      Certificates
      Series 2006-C7, Class A4
      5.962%, due 6/10/46                     (a)          530,000       541,358
   Credit Suisse Mortgage Capital
      Certificates
      Series 2006-C4, Class AJ
      5.538%, due 9/15/39                     (a)        1,320,000     1,270,032
      Four Times Square Trust
      Series 2006-4TS, Class A
      5.401%, due 12/13/28                    (b)          530,000       511,444
   GS Mortgage Securities Corp. II
      Series 2001-ROCK, Class A1
      6.22%, due 5/3/18                       (b)        1,318,168     1,342,871
   Mortgage Equity Conversion Asset Trust
      Series 2007-FF2, Class A
      5.32%, due 2/25/42                      (a)(b)(c)    910,000       878,150
                                                                    ------------
   Total Mortgage-Backed Securities
      (Cost $11,485,132)                                              11,227,734
                                                                    ------------
   MUNICIPAL BOND (0.5%)

   TEXAS (0.5%)
   Harris County Texas Industrial
      Development Corp.
      Solid Waste Deer Park
      5.683%, due 3/1/23                      (a)        1,280,000     1,263,795
                                                                    ------------
   Total Municipal Bond
      (Cost $1,289,607)                                                1,263,795
                                                                    ------------
   U.S. GOVERNMENT & FEDERAL AGENCIES (88.0%)

   FANNIE MAE (COLLATERALIZED MORTGAGE
      OBLIGATION) (0.8%)
      Series 2006-B1, Class AB
      6.00%, due 6/25/16                                 1,919,525     1,938,153
                                                                    ------------
   FANNIE MAE GRANTOR TRUST
      (COLLATERALIZED MORTGAGE
      OBLIGATIONS) (1.5%)
      Series 2003-T1, Class B
      4.491%, due 11/25/12                               2,660,000     2,610,557
      Series 1998-M6, Class A2
      6.32%, due 8/15/08                      (d)        1,243,292     1,246,678
                                                                    ------------
                                                                       3,857,235
                                                                    ------------

   FANNIE MAE STRIP (COLLATERALIZED
      MORTGAGE OBLIGATIONS) (0.3%)
      Series 360, Class 2, IO
      5.00%, due 8/1/35                           (e)    2,098,379       552,530
      Series 361, Class 2, IO
      6.00%, due 10/1/35                          (e)      402,709       101,688
                                                                    ------------
                                                                         654,218
                                                                    ------------
   FEDERAL HOME LOAN BANK (3.4%)
      5.125%, due 8/14/13                                3,725,000     3,798,870
      5.50%, due 7/15/36                                 4,600,000     4,741,588
                                                                    ------------
                                                                       8,540,458
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE
      CORPORATION (6.1%)
      3.625%, due 9/15/08                                3,530,000     3,497,986
      4.75%, due 11/17/15                                1,395,000     1,379,231
      5.25%, due 11/5/12                                 4,100,000     4,102,399
      5.40%, due 7/16/09                                 5,000,000     5,033,685
      6.00%, due 6/5/17                                  1,500,000     1,509,336
                                                                    ------------
                                                                      15,522,637
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
      (MORTGAGE PASS-THROUGH SECURITIES) (12.5%)
      3.00%, due 8/1/10                                  1,804,523     1,717,219
      4.311%, due 3/1/35                          (a)      161,738       159,364
      5.00%, due 1/1/20                                  3,272,838     3,213,905
&     5.00%, due 6/1/33                                  6,736,553     6,454,947
      5.00%, due 8/1/33                                  3,280,177     3,139,810
      5.00%, due 5/1/36                                  2,575,961     2,457,862
      5.50%, due 1/1/21                                  2,639,516     2,632,741
&     5.50%, due 1/1/33                                 10,344,254    10,158,016
      5.663%, due 2/1/37                          (a)      931,493       938,085
      6.50%, due 4/1/37                                    885,464       901,345
                                                                    ------------
                                                                      31,773,294
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.5%)
      5.50%, due 1/18/12                                 1,300,000     1,303,985
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES) (35.7%)
&     4.50%, due 7/1/18                                  9,939,041     9,595,350
&     4.50%, due 11/1/18                                 7,347,144     7,093,081
&     5.00%, due 11/1/17                                 6,019,474     5,922,475
      5.00%, due 9/1/20                                    699,171       685,520
      5.00%, due 1/1/36                                  5,362,916     5,123,940
      5.00%, due 2/1/36                                  3,481,229     3,326,103
      5.00%, due 5/1/36                                  1,437,368     1,373,317
      5.309%, due 4/1/34                          (a)    1,159,428     1,168,485
      5.50%, due 11/1/17                                 3,967,662     3,970,899
      5.50%, due 6/1/19                                  2,299,209     2,296,587
      5.50%, due 11/1/19                                 2,276,697     2,274,101
      5.50%, due 4/1/21                                  5,125,771     5,115,790
      5.50%, due 6/1/21                                  1,092,577     1,090,208
&     5.50%, due 6/1/33                                  9,255,498     9,091,533
      5.50%, due 12/1/33                                 4,364,140     4,286,827
      5.50%, due 6/1/34                                  2,308,162     2,265,446

      5.50%, due 4/1/36                                  1,030,465     1,010,550
      6.00%, due 12/1/16                                   275,616       279,910
      6.00%, due 1/1/33                                  1,381,785     1,389,915
      6.00%, due 3/1/33                                  1,588,695     1,596,719
      6.00%, due 9/1/34                                    197,327       198,049
      6.00%, due 9/1/35                                  3,297,843     3,306,261
      6.00%, due 10/1/35                                   471,177       472,284
      6.00%, due 4/1/36                                  4,991,351     5,003,073
      6.00%, due 6/1/36                                  5,513,461     5,522,642
      6.00%, due 11/1/36                                 3,600,602     3,606,598
      6.00%, due 4/1/37                                  1,223,207     1,215,128
      6.50%, due 10/1/31                                   457,308       468,753
      6.50%, due 7/1/32                                    233,582       239,227
      6.50%, due 2/1/37                                  1,015,524     1,034,055
      6.50%, due 8/1/47                                    864,659       871,948
                                                                    ------------
                                                                      90,894,774
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (COLLATERALIZED
      MORTGAGE OBLIGATION) (1.2%)
      Series 2006-32, Class A
      5.079%, due 1/16/30                                3,157,644     3,149,896
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (MORTGAGE PASS-THROUGH
      SECURITIES) (3.7%)
&     5.00%, due 4/15/34                                 5,768,875     5,588,098
      6.00%, due 8/15/32                                 1,004,874     1,014,018
      6.00%, due 10/15/32                                1,488,453     1,501,308
      6.50%, due 7/15/28                                   167,069       171,462
      6.50%, due 8/15/28                                   230,877       237,052
      6.50%, due 7/15/32                                   950,861       974,092
                                                                    ------------
                                                                       9,486,030
                                                                    ------------
   HVIDE VAN OMMEREN TANKERS LLC (1.8%)
      Series I
      7.54%, due 12/14/23                (f)             2,196,000     2,302,462
      Series II
      7.54%, due 12/14/23                (f)             2,177,000     2,282,541
                                                                    ------------
                                                                       4,585,003
                                                                    ------------
   OVERSEAS PRIVATE INVESTMENT
      CORPORATION (1.2%)
      5.142%, due 12/15/23               (f)             3,100,000     3,097,551
                                                                    ------------
   TENNESSEE VALLEY AUTHORITY (1.6%)
      4.65%, due 6/15/35                 (f)             4,395,000     3,971,616
                                                                    ------------
   UNITED STATES TREASURY BONDS (6.8%)
&     6.25%, due 5/15/30                 (g)             6,660,000     7,917,075
&     6.875%, due 8/15/25                                5,305,000     6,543,389
      8.75%, due 8/15/20                 (g)             2,160,000     2,970,337
                                                                    ------------
                                                                      17,430,801
                                                                    ------------
   UNITED STATES TREASURY NOTES (10.9%)
      2.00%, due 7/15/14                 T.I.P(g)(h)     3,315,240     3,270,431
&     4.375%, due 11/15/08               (g)            21,235,000    21,317,944
      4.75%, due 5/31/12                                 2,700,000     2,761,382
      4.75%, due 8/15/17                 (g)               480,000       486,450
                                                                    ------------
                                                                      27,836,207
                                                                    ------------

   Total U.S. Government & Federal
      Agencies
      (Cost $225,474,368)                                            224,041,858
                                                                    ------------
   Total Long-Term Bonds
      (Cost $248,611,403)                                            246,823,050
                                                                    ------------
   SHORT-TERM INVESTMENTS (15.4%)

   FEDERAL AGENCY (2.4%)
   Federal Home Loan Bank (Discount Note)
      4.00%, due 10/1/07                                 6,100,000     6,100,000
                                                                    ------------
   Total Federal Agency
      (Cost $6,100,000)                                                6,100,000
                                                                    ------------

                                                          SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)               ++
   Reserve Primary Money Market Fund       (i)              12,848        12,848
                                                                    ------------
   Total Investment Company
      (Cost $12,848)                                                      12,848
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (1.1%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,992,435
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37, with
      a Principal Amount of $2,003,736
      and a Market Value of $2,031,455)    (i)         $ 1,991,547     1,991,547
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $697,355
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $3,547,753 and a Market Value
      of $724,850)                         (i)             697,042       697,042
                                                                    ------------
   Total Repurchase Agreements
      (Cost $2,688,589)                                                2,688,589
                                                                    ------------
   TIME DEPOSITS (11.9%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                  (i)           1,394,083     1,394,083
   Bank of Nova Scotia
      5.00%, due 10/24/07                  (i)           1,394,083     1,394,083
   Barclays
      5.33%, due 11/6/07                   (i)           1,394,083     1,394,083
   BNP Paribas
      5.20%, due 10/1/07                   (i)           4,779,714     4,779,714
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                  (i)           2,987,321     2,987,321
   Deutsche Bank AG
      5.325%, due 11/6/07                  (i)           3,186,476     3,186,476
   Dexia Group
      4.895%, due 10/2/07                  (i)           2,589,012     2,589,012
   National Australia Bank
      5.125%, due 10/1/07                  (i)           2,987,321     2,987,321
   Skandinaviska Enskilda Banken AB

      5.33%, due 11/1/07                 (i)             1,394,083     1,394,083
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (i)             1,194,928     1,194,928
      5.188%, due 10/1/07                (i)               995,774       995,774
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (i)             1,394,083     1,394,083
      5.20%, due 10/1/07                 (i)             3,584,785     3,584,785
   Swedbank AB
      5.31%, due 10/1/07                 (i)               995,774       995,774
                                                                    ------------
   Total Time Deposits
      (Cost $30,271,520)                                              30,271,520
                                                                    ------------
   Total Short-Term Investments
      (Cost $39,072,957)                                              39,072,957
                                                                    ------------
   Total Investments
     (Cost $287,684,360)                 (j)                 112.3%  285,896,007(k)
   Liabilities in Excess of
      Cash and Other Assets                                  (12.3)  (31,296,735)
                                                       -----------  ------------
   Net Assets                                                100.0% $254,599,272
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at September 30, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Fair valued security. The total market value of the security at September 30, 2007 is $878,150, which reflects 0.3% of the Portfolio's net assets.

(d)  ACES - Alternative Credit Enhancement Structure.

(e) Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(f)  United States Government Guaranteed Security.

(g)  Represents a security, or a portion thereof, which is out on loan.

(h) Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $287,695,727.

(k) At September 30, 2007, net unrealized depreciation was $1,799,720 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,396,114 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,195,834.

MAINSTAY VP GROWTH ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   AFFILIATED INVESTMENT COMPANIES (99.9%)   +

   EQUITY FUNDS (99.9%)
   MainStay Growth Equity Fund Class I       (a)         1,111,136  $ 14,166,990
   MainStay ICAP Equity Fund Class I                       250,249    12,227,173
   MainStay ICAP International Fund
      Class I                                              444,590    19,535,285
   MainStay VP Capital Appreciation
      Portfolio Initial Class                              215,172     6,001,101
   MainStay VP Common Stock Portfolio
      Initial Class                                      1,335,245    35,400,660
   MainStay VP ICAP Select Equity
      Portfolio Initial class                (a)         1,599,226    24,531,942
   MainStay VP International Equity
      Portfolio Initial Class                              646,476    13,029,277
   MainStay VP Large Cap Growth
      Portfolio Initial Class                (a)         2,281,208    33,508,019
   MainStay VP S&P 500 Index Portfolio
      Initial Class                                         87,393     2,760,361
                                                                    ------------
   Total Affiliated Investment
      Companies
      (Cost $143,310,571)                    (b)              99.9%  161,160,808(c)
   Cash and Other Assets,
      Less Liabilities                                         0.1       240,642
                                                       -----------  ------------
   Net Assets                                                100.0% $161,401,450
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.

(b)  The cost for federal income tax purposes is $143,617,118.

(c) At September 30, 2007 net unrealized appreciation was $17,543,690 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $17,850,237 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $306,547.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                 +++        September 30, 2007 unaudited

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                     -----------  --------------
   LONG-TERM BONDS (84.1%)                 +

   ASSET-BACKED SECURITY (0.1%)

   ENTERTAINMENT (0.1%)
   United Artists Theatre Circuit, Inc.
      Series 1995-A
      9.30%, due 7/1/15                    (a)(b)    $   841,164  $      757,048
                                                                  --------------
   Total Asset-Backed Security
      (Cost $644,574)                                                    757,048
                                                                  --------------
   CONVERTIBLE BONDS (1.5%)

   INSURANCE (0.2%)
   Conseco, Inc.
      3.50%, due 9/30/35
      (zero coupon), beginning 9/30/10     (c)           950,000         875,187
      3.50%, due 9/30/35
      (zero coupon), beginning 9/30/10                 1,670,000       1,538,487
                                                                  --------------
                                                                       2,413,674
                                                                  --------------
   INTERNET (0.0%)                         ++
   At Home Corp.
      0.525%, due 12/28/18                 (a)(b)(d)   1,869,975             187
      4.75%, due 12/15/07                  (a)(b)(d)   9,032,054             903
                                                                  --------------
                                                                           1,090
                                                                  --------------
   MEDIA (0.3%)
   Sinclair Broadcast Group, Inc.
      3.00%, due 5/15/27                               5,560,000       5,240,300
                                                                  --------------
   TELECOMMUNICATIONS (1.0%)
   CIENA Corp.
      3.75%, due 2/1/08                                4,440,000       4,428,900
   Nortel Networks Corp.
      4.25%, due 9/1/08                               11,320,000      11,164,350
                                                                  --------------
                                                                      15,593,250
                                                                  --------------
   Total Convertible Bonds
      (Cost $23,217,584)                                              23,248,314
                                                                  --------------
   CORPORATE BONDS (64.9%)

   ADVERTISING (0.7%)
   Lamar Media Corp. Class B
      6.625%, due 8/15/15                              1,945,000       1,876,925
   R.H. Donnelley, Inc.
      8.875%, due 10/15/17                 (c)         2,980,000       3,024,700
      10.875%, due 12/15/12                            2,555,000       2,721,075
   Vertis, Inc.
      9.75%, due 4/1/09                                3,555,000       3,608,325

                                                                  --------------
                                                                      11,231,025
                                                                  --------------
   AEROSPACE & DEFENSE (0.6%)
   Sequa Corp.
      8.875%, due 4/1/08                               7,275,000       7,347,750
      9.00%, due 8/1/09                                1,815,000       1,887,600
                                                                  --------------
                                                                       9,235,350
                                                                  --------------
   AGRICULTURE (1.2%)
   Compression Polymers Corp.
      10.50%, due 7/1/13                               1,760,000       1,760,000
   Dayton Superior Corp.
      10.75%, due 9/15/08                              4,860,000       4,884,300
   Panolam Industries International, Inc.
      10.75%, due 10/1/13                  (c)(e)      3,725,000       3,538,750
   Reynolds American, Inc.
      7.625%, due 6/1/16                               4,250,000       4,524,988
      7.75%, due 6/1/18                                3,505,000       3,732,499
                                                                  --------------
                                                                      18,440,537
                                                                  --------------
   AIRLINES (0.6%)
   DAE Aviation Holdings, Inc.
      11.25%, due 8/1/15                   (c)         5,610,000       5,862,450
   Delta Air Lines, Inc.
      (zero coupon), due 12/27/07                      3,395,000         186,725
      2.875%, due 2/6/24                               2,325,000         122,062
      2.875%, due 2/18/24                  (c)         1,355,000          71,137
      8.00%, due 6/3/23                                5,935,000         311,587
      8.30%, due 12/15/29                              3,660,000         210,450
      9.25%, due 3/15/22                               2,450,000         134,750
      9.75%, due 5/15/21                                 350,000          20,125
      10.00%, due 8/15/08                              2,630,000         144,650
      10.375%, due 2/1/11                              5,180,000         284,900
      10.375%, due 12/15/22                            3,275,000         180,125
   Northwest Airlines, Inc.
      7.625%, due 11/15/23
      (Escrow shares)                                  3,847,600         384,760
      7.875%, due 3/15/08
      (Escrow shares)                                  3,986,900         398,690
      8.70%, due 3/15/08
      (Escrow shares)                                    155,000          15,500
      8.875%, due 6/1/08
      (Escrow shares)                                  1,996,000         194,610
      9.875%, due 3/15/08
      (Escrow shares)                                  2,108,000         210,800
      10.00%, due 2/1/09
      (Escrow shares)                                  7,315,600         713,271
                                                                  --------------
                                                                       9,446,592
                                                                  --------------
   APPAREL (0.5%)
   Quiksilver, Inc.
      6.875%, due 4/15/15                              2,835,000       2,714,512
   Unifi, Inc.
      11.50%, due 5/15/14                              5,890,000       5,359,900
                                                                  --------------
                                                                       8,074,412
                                                                  --------------
   AUTO PARTS & EQUIPMENT (2.7%)
   American Tire Distributors, Inc.
      10.75%, due 4/1/13                               1,855,000       1,827,175
      11.481%, due 4/1/12                  (f)           590,000         585,575
   FleetPride Corp.
      11.50%, due 10/1/14                  (c)         5,665,000       5,721,650
   Goodyear Tire & Rubber Co. (The)

      6.375%, due 3/15/08                              5,057,000       5,006,430
&     11.25%, due 3/1/11                              12,845,000      13,760,206
   Lear Corp.
      Series B
      8.50%, due 12/1/13                               2,725,000       2,609,187
      8.75%, due 12/1/16                               4,330,000       4,070,200
   Tenneco Automotive, Inc.
      8.625%, due 11/15/14                  (e)        5,290,000       5,329,675
      10.25%, due 7/15/13                              2,070,000       2,220,075
                                                                  --------------
                                                                      41,130,173
                                                                  --------------
   BEVERAGES (0.3%)
   Constellation Brands, Inc.
      7.25%, due 5/15/17                    (c)        4,220,000       4,220,000
                                                                  --------------
   CHEMICALS (1.6%)
   Equistar Chemicals, L.P.
      7.55%, due 2/15/26                               2,400,000       2,136,000
      10.125%, due 9/1/08                              2,090,000       2,157,925
      10.625%, due 5/1/11                              4,400,000       4,598,000
   MacDermid, Inc.
      9.50%, due 4/15/17                    (c)        3,975,000       3,835,875
   Millennium America, Inc.
      7.625%, due 11/15/26                             3,150,000       2,724,750
   Mosaic Global Holdings, Inc.
      7.625%, due 12/1/16                   (c)(e)     1,640,000       1,748,650
   Phibro Animal Health Corp.
      10.00%, due 8/1/13                    (c)        3,610,000       3,664,150
   Reichhold Industries, Inc.
      9.00%, due 8/15/14                    (c)          460,000         464,600
   Tronox Worldwide LLC/Tronox
      Finance Corp.
      9.50%, due 12/1/12                               2,325,000       2,319,187
                                                                  --------------
                                                                      23,649,137
                                                                  --------------
   COAL (0.2%)
   Peabody Energy Corp.
      7.375%, due 11/1/16                                845,000         891,475
      7.875%, due 11/1/26                              2,235,000       2,363,512
                                                                  --------------
                                                                       3,254,987
                                                                  --------------
   COMMERCIAL SERVICES (3.0%)
   Cardtronics, Inc.
      9.25%, due 8/15/13                               4,375,000       4,189,062
      9.25%, due 8/15/13                    (c)        3,000,000       2,872,500
   Great Lakes Dredge & Dock Corp.
      7.75%, due 12/15/13                              3,884,000       3,728,640
   iPayment, Inc.
      9.75%, due 5/15/14                               6,280,000       5,997,400
   Knowledge Learning Corp., Inc.
      7.75%, due 2/1/15                     (c)        7,845,000       7,609,650
   Language Line, Inc.
      11.125%, due 6/15/12                             5,005,000       5,367,862
   Phoenix Color Corp.
      13.00%, due 2/1/09                               2,475,000       2,462,625
   Protection One Alarm Monitoring, Inc.
      Series B
      8.125%, due 1/15/09                              4,945,000       5,093,350

   Rural/Metro Corp.
      9.875%, due 3/15/15                              3,230,000       3,068,500
   Service Corp. International
      7.375%, due 10/1/14                              2,145,000       2,203,987
      7.625%, due 10/1/18                              2,210,000       2,292,875
                                                                  --------------
                                                                      44,886,451
                                                                  --------------
   COMPUTERS (0.8%)
   SunGard Data Systems, Inc.
      3.75%, due 1/15/09                               3,475,000       3,344,687
      4.875%, due 1/15/14                              1,030,000         898,675
      9.125%, due 8/15/13                              6,825,000       7,098,000
                                                                  --------------
                                                                      11,341,362
                                                                  --------------
   DISTRIBUTION & WHOLESALE (0.4%)
   Varietal Distribution Merger Sub, Inc.
      10.25%, due 7/15/15                 (c)(e)(g)    6,840,000       6,600,600
                                                                  --------------
   DIVERSIFIED FINANCIAL SERVICES (8.0%)
   American Real Estate Partners,
      L.P./American Real Estate
      Finance Corp.
&     7.125%, due 2/15/13                             13,150,000      12,525,375
      8.125%, due 6/1/12                               7,680,000       7,612,800
   AmeriCredit Corp.
      8.50%, due 7/1/15                   (c)          6,000,000       5,310,000
   Cedar Brakes II LLC
      9.875%, due 9/1/13                  (c)          5,086,897       5,667,872
   Chukchansi Economic Development
      Authority
      8.00%, due 11/15/13                 (c)          2,105,000       2,126,050
   El Comandante Capital Corp.
      (Escrow Shares)
      11.75%, due 12/15/03                (a)(b)(h)    2,412,000         173,664
   Ford Motor Credit Co. LLC
      7.375%, due 10/28/09                             5,355,000       5,250,883
      7.875%, due 6/15/10                                790,000         772,244
   General Motors Acceptance Corp. LLC
&     6.75%, due 12/1/14                              16,860,000      15,281,516
      8.00%, due 11/1/31                  (e)          6,995,000       6,862,669
   Hawker Beechcraft Acquisition Co.
      LLC/Hawker Beechcraft Co.
      8.50%, due 4/1/15                   (c)          2,695,000       2,755,637
      9.75%, due 4/1/17                   (c)(e)       1,690,000       1,728,025
   Idearc, Inc.
      8.00%, due 11/15/16                              6,445,000       6,428,887
   KAR Holdings, Inc.
      8.75%, due 5/1/14                   (c)          1,790,000       1,713,925
      10.00%, due 5/1/15                  (c)          4,660,000       4,368,750
   LaBranche & Co., Inc.
      9.50%, due 5/15/09                               5,555,000       5,499,450
      11.00%, due 5/15/12                              6,135,000       6,150,337
   MXEnergy Holdings, Inc.
      12.813%, due 8/1/11                 (f)          4,140,000       3,829,500
   NSG Holdings LLC/NSG Holdings, Inc.
      7.75%, due 12/15/25                 (c)          1,435,000       1,420,650
   Pinnacle Foods Finance LLC/
      Pinnacle Foods Finance Corp.
      9.25%, due 4/1/15                   (c)            405,000         385,762
   Rainbow National Services LLC
      8.75%, due 9/1/12                   (c)          2,940,000       3,050,250
      10.375%, due 9/1/14                 (c)          9,450,000      10,371,375
   Regency Energy Partners

      8.375%, due 12/15/13                             3,481,000       3,646,347
   Ucar Finance, Inc.
      10.25%, due 2/15/12                              1,922,000       2,003,685
   Vanguard Health Holding Co. II LLC
      9.00%, due 10/1/14               (e)             6,595,000       6,397,150
                                                                  --------------
                                                                     121,332,803
                                                                  --------------
   ELECTRIC (4.1%)
&  AES Corp. (The)
      9.00%, due 5/15/15               (c)            12,760,000      13,398,000
   AES Eastern Energy, L.P.
      Series 1999-A
      9.00%, due 1/2/17                                7,351,286       7,755,607
   Calpine Corp.
&     8.50%, due 7/15/10               (c)            19,027,000      20,549,160
      9.875%, due 12/1/11              (c)             2,255,000       2,401,575
   NRG Energy, Inc.
      7.25%, due 2/1/14                                4,775,000       4,786,937
      7.375%, due 2/1/16                                 345,000         345,862
   PSE&G Energy Holdings LLC
      8.625%, due 2/15/08                                941,000         948,256
   Reliant Energy Mid-Atlantic Power
      Holdings LLC
      Series C
      9.681%, due 7/2/26                               1,190,000       1,374,450
   Reliant Energy, Inc.
      7.625%, due 6/15/14              (e)             1,700,000       1,712,750
      7.875%, due 6/15/17              (e)             8,180,000       8,231,125
   Western Resources, Inc.
      7.125%, due 8/1/09                                 855,000         870,342
                                                                  --------------
                                                                      62,374,064
                                                                  --------------
   ENERGY - ALTERNATE SOURCES (0.3%)
   Salton Sea Funding Corp.
      Series E
      8.30%, due 5/30/11               (a)                 2,525           2,751
   VeraSun Energy Corp.
      9.375%, due 6/1/17               (c)             4,815,000       4,140,900
                                                                    ------------
                                                                       4,143,651
                                                                    ------------
   ENTERTAINMENT (2.0%)
   Gaylord Entertainment Co.
      6.75%, due 11/15/14                              2,915,000       2,798,400
      8.00%, due 11/15/13                              4,890,000       4,957,237
   Jacobs Entertainment, Inc.
      9.75%, due 6/15/14                               5,050,000       5,024,750
   Mohegan Tribal Gaming Authority
      6.375%, due 7/15/09                              2,720,000       2,706,400
      7.125%, due 8/15/14                                910,000         912,275
      8.00%, due 4/1/12                                3,590,000       3,661,800
   Penn National Gaming, Inc.
      6.75%, due 3/1/15                                4,875,000       4,972,500
      6.875%, due 12/1/11                              3,200,000       3,240,000
   Shingle Springs Tribal Gaming
      Authority
      9.375%, due 6/15/15              (c)             1,835,000       1,853,350
                                                                  --------------
                                                                      30,126,712
                                                                  --------------
   ENVIRONMENTAL CONTROL (0.5%)

   Geo Sub Corp.
      11.00%, due 5/15/12                              8,045,000       7,964,550
                                                                  --------------
   FOOD (1.0%)
   Chiquita Brands International, Inc.
      7.50%, due 11/1/14                               3,825,000       3,289,500
   Dole Food Co., Inc.
      8.625%, due 5/1/09                               2,100,000       2,105,250
   Pilgrims Pride Corp.
      7.625%, due 5/1/15                                 860,000         872,900
      8.375%, due 5/1/17                    (e)        1,350,000       1,377,000
   Smithfield Foods, Inc.
      7.75%, due 7/1/17                                3,005,000       3,080,125
   Stater Brothers Holdings
      7.75%, due 4/15/15                               4,415,000       4,370,850
                                                                  --------------
                                                                      15,095,625
                                                                  --------------
   FOREST PRODUCTS & PAPER (1.8%)
   Bowater, Inc.
      9.375%, due 12/15/21                             6,984,700       5,255,987
      9.50%, due 10/15/12                                 90,000          74,925
   Georgia-Pacific Corp.
      7.00%, due 1/15/15                    (c)        1,615,000       1,574,625
      7.125%, due 1/15/17                   (c)        3,880,000       3,753,900
      7.25%, due 6/1/28                                4,180,000       3,824,700
      7.375%, due 12/1/25                              1,310,000       1,218,300
      7.75%, due 11/15/29                                 64,000          60,800
      8.00%, due 1/15/24                               4,295,000       4,187,625
      8.875%, due 5/15/31                              6,895,000       6,912,237
                                                                  --------------
                                                                      26,863,099
                                                                  --------------
   HAND & MACHINE TOOLS (0.3%)
   Baldor Electric Co.
      8.625%, due 2/15/17                              2,985,000       3,119,325
   Thermadyne Holdings Corp.
      10.50%, due 2/1/14                    (e)        1,590,000       1,542,300
                                                                  --------------
                                                                       4,661,625
                                                                  --------------
   HEALTH CARE-PRODUCTS (2.0%)
   Cooper Cos., Inc. (The)
      7.125%, due 2/15/15                              2,980,000       2,935,300
   Hanger Orthopedic Group, Inc.
      10.25%, due 6/1/14                               4,885,000       5,007,125
   Invacare Corp.
      9.75%, due 2/15/15                               4,890,000       4,890,000
   LVB Acquisition Merger
      10.00%, due 10/15/17                  (c)        2,315,000       2,315,000
      10.375%, due 10/15/17                 (c)(g)     2,100,000       2,029,125
      11.625%, due 10/15/17                 (c)        3,360,000       3,259,200
   PTS Acquisition Corp.
      9.50%, due 4/15/15                    (c)(g)     6,245,000       5,901,525
   ReAble Therapeutics Finance LLC/
      ReAble Therapeutics Finance Corp.
      11.75%, due 11/15/14                             3,570,000       3,391,500
                                                                  --------------
                                                                      29,728,775
                                                                  --------------
   HEALTH CARE-SERVICES (1.8%)
   Alliance Imaging, Inc.

      7.25%, due 12/15/12                              2,440,000       2,336,300
   Centene Corp.
      7.25%, due 4/1/14                                4,135,000       4,052,300
   Community Health Systems, Inc.
      8.875%, due 7/15/15                   (c)        6,105,000       6,272,887
   HCA, Inc.
      6.30%, due 10/1/12                                 410,000         368,487
      6.75%, due 7/15/13                               2,440,000       2,196,000
      8.75%, due 9/1/10                                1,200,000       1,215,000
      9.25%, due 11/15/16                   (c)        4,730,000       5,025,625
   Psychiatric Solutions, Inc.
      7.75%, due 7/15/15                               4,025,000       4,075,312
   Skilled Healthcare Group, Inc.
      11.00%, due 1/15/14                              1,904,000       2,080,120
                                                                  --------------
                                                                      27,622,031
                                                                  --------------
   HOLDING COMPANIES - DIVERSIFIED (0.4%)
   ESI Tractebel Acquisition Corp.
      Class B
      7.99%, due 12/30/11                              1,180,000       1,216,978
   Leucadia National Corp.
      8.125%, due 9/15/15                              4,480,000       4,508,000
                                                                  --------------
                                                                       5,724,978
                                                                  --------------
   HOUSEHOLD PRODUCTS & WARES (0.6%)
   ACCO Brands Corp.
      7.625%, due 8/15/15                              6,575,000       6,279,125
   Jarden Corp.
      7.50%, due 5/1/17                                3,190,000       3,086,325
                                                                  --------------
                                                                       9,365,450
                                                                  --------------
   INSURANCE (1.7%)
   Crum & Forster Holdings Corp.
      7.75%, due 5/1/17                               11,475,000      10,901,250
   HUB International Holdings, Inc.
      9.00%, due 12/15/14                   (c)        9,160,000       8,793,600
   Lumbermens Mutual Casualty
      8.45%, due 7/1/26                     (c)(d)    12,235,000          91,762
      9.15%, due 12/1/97                    (c)(d)       555,000           4,162
   USI Holdings Corp.
      9.433%, due 11/15/14                  (c)(f)     2,080,000       1,976,000
      9.75%, due 5/15/15                    (c)        3,675,000       3,298,313
                                                                  --------------
                                                                      25,065,087
                                                                  --------------
   IRON & STEEL (0.3%)
   Allegheny Ludlum Corp.
      6.95%, due 12/15/25                              4,420,000       4,243,200
   Allegheny Technologies, Inc.
      8.375%, due 12/15/11                                85,000          89,675
                                                                  --------------
                                                                       4,332,875
                                                                  --------------
   LEISURE TIME (0.4%)
   Town Sports International, Inc.
      (zero coupon), due 2/1/14
      11.00%, beginning 2/1/09                         6,830,000       6,368,975
                                                                  --------------
   LODGING (2.4%)

   Boyd Gaming Corp.
      6.75%, due 4/15/14                                 725,000         710,500
      7.125%, due 2/1/16                               1,180,000       1,141,650
      7.75%, due 12/15/12                              5,500,000       5,651,250
   Mandalay Resort Group
      9.50%, due 8/1/08                                2,965,000       3,031,713
   MGM Mirage, Inc.
      7.50%, due 6/1/16                                2,045,000       2,032,219
      8.50%, due 9/15/10                               2,826,000       2,953,170
   MTR Gaming Group, Inc.
      Series B
      9.00%, due 6/1/12                                4,205,000       4,162,950
      9.75%, due 4/1/10                                3,035,000       3,118,463
   Park Place Entertainment Corp.
      7.00%, due 4/15/13                               4,375,000       4,560,938
      7.50%, due 9/1/09                                  270,000         276,750
      8.875%, due 9/15/08                              3,470,000       3,543,738
   San Pasqual Casino
      8.00%, due 9/15/13                    (c)        1,815,000       1,833,150
   Seminole Hard Rock
      Entertainment, Inc./
      Seminole Hard Rock
      International LLC
      8.194%, due 3/15/14                   (c)(f)     3,760,000       3,670,700
                                                                  --------------
                                                                      36,687,191
                                                                  --------------
   MEDIA (2.0%)
   Dex Media East LLC
      12.125%, due 11/15/12                            2,095,000       2,236,413
   LBI Media, Inc.
      8.50%, due 8/1/17                     (c)        3,730,000       3,711,350
   MediaNews Group, Inc.
      6.875%, due 10/1/13                              1,615,000       1,227,400
   Morris Publishing Group LLC
      7.00%, due 8/1/13                                5,825,000       4,558,063
   Paxson Communications Corp.
      8.61%, due 1/15/12                    (c)(f)     5,310,000       5,283,450
      11.61%, due 1/15/13                   (c)(f)     9,055,000       9,236,100
   Ziff Davis Media, Inc.
      11.356%, due 5/1/12                   (f)        4,035,000       3,762,638
                                                                  --------------
                                                                      30,015,414
                                                                  --------------
   METAL FABRICATE & HARDWARE (0.5%)
   Metals USA, Inc.
      11.125%, due 12/1/15                             2,125,000       2,263,125
   Neenah Foundary Co.
      9.50%, due 1/1/17                                5,355,000       4,899,825
                                                                  --------------
                                                                       7,162,950
                                                                  --------------
   MINING (0.6%)
   Freeport-McMoRan Copper & Gold, Inc.
      8.25%, due 4/1/15                                2,295,000       2,478,600
      8.375%, due 4/1/17                               5,585,000       6,101,613
                                                                  --------------
                                                                       8,580,213
                                                                  --------------
   MISCELLANEOUS - MANUFACTURING (1.0%)
   Actuant Corp.
      6.875%, due 6/15/17                   (c)        3,695,000       3,639,575
   RBS Global, Inc./Rexnord Corp.
      9.50%, due 8/1/14                                8,280,000       8,569,800

   Sally Holdings LLC
      9.25%, due 11/15/14              (e)             2,450,000       2,474,500
                                                                  --------------
                                                                      14,683,875
                                                                  --------------
   OIL & GAS (6.7%)
   Chaparral Energy, Inc.
      8.50%, due 12/1/15                               5,480,000       5,137,500
      8.875%, due 2/1/17               (c)             6,530,000       6,121,875
   Chesapeake Energy Corp.
      6.50%, due 8/15/17                              11,390,000      11,076,775
      6.625%, due 1/15/16                              2,440,000       2,427,800
      6.875%, due 11/15/20             (e)             1,355,000       1,326,206
   Energy Partners, Ltd.
      10.485%, due 4/15/13             (c)(f)          3,910,000       3,831,800
   Forest Oil Corp.
      7.25%, due 6/15/19               (c)             5,255,000       5,255,000
      8.00%, due 12/15/11                              3,685,000       3,823,188
   Hilcorp Energy I, L.P./Hilcorp
      Finance Co.
      7.75%, due 11/1/15               (c)             3,730,000       3,646,075
      9.00%, due 6/1/16                (c)             2,895,000       2,952,900
   Mariner Energy, Inc.
      7.50%, due 4/15/13                               5,585,000       5,417,450
      8.00%, due 5/15/17                               1,870,000       1,827,925
   Newfield Exploration Co.
      6.625%, due 4/15/16                              4,785,000       4,677,338
   Parker Drilling Co.
      9.625%, due 10/1/13                              6,770,000       7,243,900
   Petroquest Energy, Inc.
      10.375%, due 5/15/12                             4,870,000       4,955,225
   Pogo Producing Co.
      6.875%, due 10/1/17                             11,490,000      11,547,450
   Pride International, Inc.
      7.375%, due 7/15/14                              2,770,000       2,839,250
   Stone Energy Corp.
      6.75%, due 12/15/14                              5,750,000       5,318,750
   United Refining Co.
      10.50%, due 8/15/12              (c)             2,315,000       2,384,450
   Venoco, Inc.
      8.75%, due 12/15/11                              2,050,000       2,044,875
   Whiting Petroleum Corp.
      7.00%, due 2/1/14                                4,995,000       4,795,200
      7.25%, due 5/1/13                                1,855,000       1,808,625
                                                                  --------------
                                                                     100,459,557
                                                                  --------------
OIL & GAS SERVICES (0.9%)
Allis-Chalmers Energy, Inc.
   8.50%, due 3/1/17                                   6,580,000       6,366,150
   9.00%, due 1/15/14                                  3,835,000       3,863,763
Complete Production Services, Inc.
   8.00%, due 12/15/16                                 3,815,000       3,772,081
                                                                  --------------
                                                                      14,001,994
                                                                  --------------
PACKAGING & CONTAINERS (0.2%)
Owens-Brockway Glass Container, Inc.
   8.25%, due 5/15/13                                  1,200,000       1,242,000
   8.75%, due 11/15/12                                   640,000         669,600
   8.875%, due 2/15/09                                   690,000         700,350

                                                                  --------------
                                                                       2,611,950
                                                                  --------------
   PIPELINES (2.1%)
   ANR Pipeline Co.
      7.375%, due 2/15/24                                395,000         442,780
      9.625%, due 11/1/21                              7,515,000      10,011,212
   El Paso Natural Gas Co.
      7.50%, due 11/15/26                              1,435,000       1,519,517
      7.625%, due 8/1/10                               3,975,000       4,101,842
   MarkWest Energy Partners, L.P./
      MarkWest Energy Finance Corp.
      Series B
      6.875%, due 11/1/14                              4,050,000       3,746,250
      8.50%, due 7/15/16                               6,065,000       5,974,025
   Northwest Pipeline Corp.
      7.125%, due 12/1/25                              2,195,000       2,197,744
   Southern Natural Gas Co.
      7.35%, due 2/15/31                               1,335,000       1,398,007
   Tennessee Gas Pipeline Co.
      7.625%, due 4/1/37                               2,385,000       2,589,554
                                                                  --------------
                                                                      31,980,931
                                                                  --------------
   REAL ESTATE (1.3%)
   Host Hotels & Resorts, L.P.
      6.875%, due 11/1/14                              2,145,000       2,139,638
   Host Marriott, L.P.
      Series Q
      6.75%, due 6/1/16                                3,795,000       3,757,050
   Omega Healthcare Investors, Inc.
      7.00%, due 4/1/14                                6,225,000       6,209,438
   Trustreet Properties, Inc.
      7.50%, due 4/1/15                                6,700,000       7,182,253
                                                                  --------------
                                                                      19,288,379
                                                                  --------------
   RETAIL (3.1%)
   Burlington Coat Factory
      Warehouse Corp.
      11.125%, due 4/15/14             (e)             4,315,000       4,034,525
   Dollar General Corp.
      10.625%, due 7/15/15             (c)(e)             55,000          51,700
   Harry & David Holdings, Inc.
      9.00%, due 3/1/13                                2,675,000       2,554,625
   Rite Aid Corp.
      7.50%, due 1/15/15                               6,030,000       5,698,350
      7.50%, due 3/1/17                                3,865,000       3,637,931
      8.125%, due 5/1/10                                 725,000         726,813
      8.625%, due 3/1/15                               6,945,000       6,285,225
      9.375%, due 12/15/15             (c)             1,845,000       1,715,850
      9.50%, due 6/15/17               (c)             3,080,000       2,879,800
   Sbarro, Inc.
      10.375%, due 2/1/15              (e)             4,840,000       4,404,400
   Star Gas Partners, L.P./Star Gas
      Finance Co.
      Series B
      10.25%, due 2/15/13                              7,720,000       8,048,100
   Toys "R" Us, Inc.
      7.625%, due 8/1/11                               7,300,000       6,679,500
                                                                  --------------
                                                                      46,716,819
                                                                  --------------
   SOFTWARE (0.6%)

   Open Solutions, Inc.
      9.75%, due 2/1/15                  (c)           3,670,000       3,532,375
   SS&C Technologies, Inc.
      11.75%, due 12/1/13                              5,405,000       5,729,300
                                                                  --------------
                                                                       9,261,675
                                                                  --------------
   TELECOMMUNICATIONS (4.0%)
   Centennial Cellular Operating Co.
      /Centennial Communications Corp.
      10.125%, due 6/15/13                             5,765,000       6,110,900
   Dobson Cellular Systems, Inc.
      8.375%, due 11/1/11                              1,105,000       1,172,681
      Series B
      8.375%, due 11/1/11                              2,470,000       2,621,288
      9.875%, due 11/1/12                              3,215,000       3,472,200
   GCI, Inc.
      7.25%, due 2/15/14                               2,040,000       1,887,000
   Intelsat Corp.
      9.00%, due 6/15/16                               3,660,000       3,769,800
   iPCS, Inc.
      7.481%, due 5/1/13                 (c)(f)        1,525,000       1,479,250
   Lucent Technologies, Inc.
      5.50%, due 11/15/08                (e)           1,745,000       1,710,100
&     6.45%, due 3/15/29                              17,470,000      14,500,100
      6.50%, due 1/15/28                               3,410,000       2,830,300
   PanAmSat Corp.
      9.00%, due 8/15/14                               1,880,000       1,936,400
   Qwest Communications
      International, Inc.
      7.25%, due 2/15/11                               1,265,000       1,279,231
      Series B
      7.50%, due 2/15/14                               8,560,000       8,667,000
   Qwest Corp.
      7.20%, due 11/10/26                              1,645,000       1,583,313
      7.25%, due 9/15/25                                 920,000         903,900
      7.50%, due 10/1/14                               1,655,000       1,721,200
      8.875%, due 3/15/12                              4,820,000       5,259,825
                                                                  --------------
                                                                      60,904,488
                                                                  --------------
   TEXTILES (1.0%)
&  INVISTA
      9.25%, due 5/1/12                  (c)          14,065,000      14,768,250
                                                                  --------------
   TRANSPORTATION (0.4%)
   Atlantic Express Transportation Corp.
      12.609%, due 4/15/12               (f)           3,515,000       3,413,944
   St. Acquisition Corp.
      12.50%, due 5/15/17                (c)(e)        3,490,000       2,338,300
                                                                  --------------
                                                                       5,752,244
                                                                  --------------
   TRUCKING & LEASING (0.3%)
   Greenbrier Cos., Inc.
      8.375%, due 5/15/15                              4,090,000       4,079,775
                                                                  --------------
   Total Corporate Bonds
      (Cost $977,109,771)                                            979,236,631
                                                                  --------------
   FOREIGN BONDS (8.4%)
   CHEMICALS (0.1%)

   Nova Chemicals Corp.
      8.484%, due 11/15/13               (f)           2,195,000       2,151,100
                                                                  --------------
   COMMERCIAL SERVICES (0.5%)
   Quebecor World, Inc.
      9.75%, due 1/15/15                 (c)           7,305,000       6,994,538
                                                                  --------------
   DIVERSIFIED FINANCIAL SERVICES (0.7%)
   CEVA Group PLC
      10.00%, due 9/1/14                 (c)           3,370,000       3,370,000
   Digicel, Ltd.
      9.25%, due 9/1/12                  (c)           3,910,000       4,017,525
   Galaxy Entertainment Finance Co., Ltd.
      9.875%, due 12/15/12               (c)           2,695,000       2,775,850
                                                                  --------------
                                                                      10,163,375
                                                                  --------------
   ELECTRIC (0.6%)
   Intergen N.V.
      9.00%, due 6/30/17                 (c)           9,365,000       9,833,250
                                                                  --------------
   ELECTRONICS (1.0%)
   NXP B.V. / NXP Funding LLC
&     7.875%, due 10/15/14                            12,620,000      12,146,750
      9.50%, due 10/15/15                              2,690,000       2,508,425
                                                                  --------------
                                                                      14,655,175
                                                                  --------------
   FOREST PRODUCTS & PAPER (0.3%)
   Bowater Canada Finance
      7.95%, due 11/15/11                              1,830,000       1,505,175
   Catalyst Paper Corp.
      7.375%, due 3/1/14                               3,481,000       2,593,345
                                                                  --------------
                                                                       4,098,520
                                                                  --------------
   HEALTH CARE-PRODUCTS (0.6%)
   FMC Finance III S.A.
      6.875%, due 7/15/17                (c)           9,170,000       9,124,150
                                                                  --------------
   MEDIA (1.8%)
   CanWest MediaWorks, Inc.
      8.00%, due 9/15/12                               4,671,920       4,578,482
   CanWest MediaWorks, L.P.
      9.25%, due 8/1/15                  (c)           5,190,000       5,241,900
   Quebecor Media, Inc.
      7.75%, due 3/15/16                               6,345,000       6,051,544
      7.75%, due 3/15/16                 (c)           4,060,000       3,872,225
   Shaw Communications, Inc.
      7.50%, due 11/20/13                           C$ 5,470,000       5,840,606
   Sun Media Corp.
      7.625%, due 2/15/13                            $ 2,330,000       2,289,225
                                                                  --------------
                                                                      27,873,982
                                                                  --------------
   PHARMACEUTICALS (0.2%)
   Angiotech Pharmaceuticals, Inc.
      7.75%, due 4/1/14                  (e)             100,000          91,500
      9.371%, due 12/1/13                (f)           3,165,000       3,244,125
                                                                  --------------
                                                                       3,335,625
                                                                  --------------

   TELECOMMUNICATIONS (2.5%)
   Inmarsat Finance PLC
      (zero coupon), due 11/15/12
      10.375%, beginning 11/15/08                      6,585,000       6,305,138
   Intelsat Subsidiary Holding Co., Ltd.
      8.25%, due 1/15/13                               6,000,000       6,090,000
   Millicom International Cellular S.A.
      10.00%, due 12/1/13                              8,365,000       8,887,813
   Nortel Networks, Ltd.
      10.75%, due 7/15/16                    (c)       5,795,000       6,055,775
   Rogers Wireless, Inc.
      8.00%, due 12/15/12                              2,510,000       2,626,642
      9.625%, due 5/1/11                               4,250,000       4,787,527
   Satelites Mexicanos S.A. de C.V.
      13.948%, due 11/30/11                  (f)       2,800,000       2,940,000
                                                                  --------------
                                                                      37,692,895
                                                                  --------------
   TRANSPORTATION (0.1%)
   Kansas City Southern de
      Mexico S.A. de C.V.
      7.375%, due 6/1/14                     (c)       1,380,000       1,348,950
                                                                  --------------
   Total Foreign Bonds
      (Cost $126,470,744)                                            127,271,560
                                                                  --------------
   LOAN ASSIGNMENTS & PARTICIPATIONS (8.2%)  (i)

   AUTOMOBILE (1.2%)
   Daimler Chrysler Financial
      Services Americas LLC
      2nd Lien Term Loan
      11.86%, due 8/3/12                              10,195,000       9,988,551
   Navistar International Corp.
      Revolver
      8.591%, due 1/19/12                              2,400,000       2,347,500
      Term Loan B
      8.61%, due 1/3/12                                6,600,000       6,455,625
                                                                  --------------
                                                                      18,791,676
                                                                  --------------
   BROADCASTING (0.6%)
   Nielsen Finance LLC
      Dollar Term Loan
      7.36%, due 8/9/13                                9,642,138       9,357,396
                                                                  --------------
   BUILDINGS & REAL ESTATE (0.8%)
   Building Materials Corp. of
      America
      2nd Lien Term Loan
      11.313%, due 9/15/14                             3,775,000       3,178,550
   LNR Property Corp.
      Term Loan A1
      8.11%, due 7/12/09                                 915,000         869,250
      Initial Tranche B Term Loan
      8.11%, due 7/12/11                               8,260,000       7,964,019
                                                                  --------------
                                                                      12,011,819
                                                                  --------------
   CONGLOMERATE/DIVERSIFIED
      MANUFACTURING (0.8%)
   Rental Services Corp.
      2nd Lien Term Loan

      8.86%, due 11/27/13                              2,861,047       2,775,216
   SunGard Data Systems, Inc.
      Term Loan
      7.36%, due 2/28/14                               8,084,773       7,933,184
   Transfirst Holdings, Inc.
      Term Loan B
      7.95%, due 6/14/14                               1,205,000       1,152,281
                                                                  --------------
                                                                      11,860,681
                                                                  --------------
   HEALTH CARE-SERVICES (1.0%)
   HCA, Inc.
      Term Loan B
      7.448%, due 11/18/13                            10,148,313       9,940,587
   Talecris Biotherapeutics, Inc.
      2nd Lien Term Loan
      12.08%, due 12/6/14                              4,845,000       4,838,944
                                                                  --------------
                                                                      14,779,531
                                                                  --------------
   HEALTHCARE, EDUCATION & CHILDCARE
      (1.0%)
   Community Health Systems, Inc.
      New Term Loan B
      7.756%, due 7/25/14                              8,510,000       8,348,310
   Fresenius Medical Care Holdings,
      Inc.
      Term Loan
      6.709%, due 3/31/13                                400,000         392,857
   Talecris Biotherapeutics, Inc.
      1st Lien Term Loan
      9.08%, due 12/6/13                               2,407,900       2,391,847
   Warner Chilcott Corp.
      Tranche C Term Loan
      7.198%, due 1/18/12                                772,939         751,683
      Tranche B Term Loan
      7.245%, due 1/18/12                              2,582,623       2,511,601
                                                                  --------------
                                                                      14,396,298
                                                                  --------------
   HOTELS, MOTELS, INNS & GAMING
      (0.1%)
   Fontainebleau Las Vegas Resorts, LLC
      Term Loan B
      8.948%, due 6/6/14                               2,323,333       2,212,975
                                                                  --------------
   LEISURE, AMUSEMENT, MOTION
      PICTURES, ENTERTAINMENT (0.2%)
   Town Sports International, Inc.
      Term Loan
      7.50%, due 2/27/14                               3,002,475       2,844,845
                                                                  --------------
   MACHINERY (0.4%)
   BHM Technologies LLC
      1st Lien Term Loan
      10.75%, due 7/21/13                              7,013,553       5,938,144
                                                                  --------------
   PERSONAL, FOOD & MISCELLANEOUS
      SERVICES (0.2%)
   OSI Restaurant Partners, LLC
      Revolver
      5.523%, due 5/11/13                                258,908         247,581
      Term Loan B

      7.438%, due 5/9/14                               3,379,047       3,231,214
                                                                  --------------
                                                                       3,478,795
                                                                  --------------
   PRINTING & PUBLISHING (0.1%)
   Riverdeep Interactive Learning
      USA, Inc.
      Bridge Loan
      11.938%, due 12/21/14                            1,560,950       1,555,097
                                                                  --------------
   REAL ESTATE (0.4%)
   ServiceMaster Co. (The)
      Bridge Loan
      9.86%, due 12/31/07              (a)             7,190,000       6,614,800
                                                                  --------------
   RETAIL (0.4%)
   Toys "R" Us (Delaware), Inc.
      Term Loan
      10.798%, due 1/19/13                             5,870,000       5,833,313
                                                                  --------------
   RETAIL STORE (0.5%)
   Michaels Stores, Inc.
      Term Loan B
      7.638%, due 10/31/13                             2,802,940       2,714,647
   Neiman Marcus Group, Inc. (The)
      Term Loan B
      7.448%, due 4/6/13                               4,113,924       4,045,238
                                                                  --------------
                                                                       6,759,885
                                                                  --------------
   TELECOMMUNICATIONS (0.5%)
   Qwest Corp.
      Term Loan B
      6.95%, due 6/30/10                               4,250,000       4,281,875
   Trilogy International Partners LLC
      Term Loan
      8.692%, due 6/29/12                              3,085,000       2,969,313
                                                                  --------------
                                                                       7,251,188
                                                                  --------------
   Total Loan Assignments &
      Participations
      (Cost $127,513,427)                                            123,686,443
                                                                  --------------
   YANKEE BONDS (1.0%)                 (j)

   FOREST PRODUCTS & PAPER (0.5%)
   Abitibi-Consolidated, Inc.
      8.85%, due 8/1/30                                2,665,000       1,838,850
   Smurfit Capital Funding PLC
      7.50%, due 11/20/25                              5,970,000       5,731,200
                                                                  --------------
                                                                       7,570,050
                                                                  --------------
   INSURANCE (0.5%)
   Fairfax Financial Holdings, Ltd.
      7.375%, due 4/15/18              (e)             3,015,000       2,721,038
      7.75%, due 7/15/37               (e)               135,000         119,138
      8.30%, due 4/15/26               (e)             4,645,000       4,308,238
                                                                  --------------
                                                                       7,148,414
                                                                  --------------
   Total Yankee Bonds
      (Cost $14,272,142)                                              14,718,464
                                                                  --------------

   Total Long-Term Bonds
      (Cost $1,269,228,242)                                        1,268,918,460
                                                                  --------------

                                                       SHARES
                                                     -----------
   COMMON STOCKS (3.2%)

   AGRICULTURE (0.0%)                  ++
   North Atlantic Trading Co., Inc.    (a)(b)(h)(k)        2,418              24
                                                                  --------------
   AIRLINES (1.3%)
   Delta Air Lines, Inc.               (h)               390,399       7,007,662
&  Northwest Airlines, Inc.            (h)               704,766      12,544,835
                                                                  --------------
                                                                      19,552,497
                                                                  --------------
   COMMERCIAL SERVICES (0.0%)          ++
   Dinewise, Inc.                      (a)(b)(h)       1,627,396          16,274
                                                                  --------------
   MEDIA (0.7%)
   Adelphia Contingent Value Vehicle   (a)(b)(h)       2,207,279          22,073
   Belo Corp. Class A                                    139,200       2,416,512
   CBS Corp. Class B                                      63,200       1,990,800
   Gannett Co., Inc.                   (e)                68,200       2,980,340
   Haights Cross Communications, Inc.  (a)(b)            409,133       3,948,133
                                                                  --------------
                                                                      11,357,858
                                                                  --------------
   MINING (0.5%)
   Goldcorp, Inc.                      (e)               140,800       4,302,848
   Newmont Mining Corp.                                   69,100       3,090,843
                                                                  --------------
                                                                       7,393,691
                                                                  --------------
   RETAIL (0.3%)
   Star Gas Partners, L.P.             (e)(h)            859,590       3,902,539
                                                                  --------------
   SOFTWARE (0.1%)
   QuadraMed Corp.                     (a)(h)            343,778         986,643
   QuadraMed Corp.                     (a)(h)            106,427         305,445
                                                                  --------------
                                                                       1,292,088
                                                                  --------------
   TELECOMMUNICATIONS (0.3%)
   Loral Space & Communications, Ltd.  (h)                43,194       1,716,962
   NEON Communications Group, Inc.     (b)(h)(k)         890,939       3,055,921
   Remote Dynamics, Inc.               (h)                72,541              94
                                                                  --------------
                                                                       4,772,977
                                                                  --------------
   Total Common Stocks
      (Cost $56,618,852)                                              48,287,948
                                                                  --------------
   CONVERTIBLE PREFERRED STOCKS (0.5%)

   SOFTWARE (0.5%)
   QuadraMed Corp.
      5.50%                            (a)(c)(h)         278,000       6,811,000
                                                                  --------------
   TELECOMMUNICATIONS (0.0%)           ++
   Neon Communications Group, Inc.
      6.00%                            (a)(b)(h)(k)      107,873         396,433
                                                                  --------------
   Total Convertible Preferred Stocks

      (Cost $6,941,789)                                                7,207,433
                                                                  --------------
   PREFERRED STOCKS (1.0%)

   MEDIA (0.0%)                            ++
   Ziff Davis Holdings, Inc.
      10.00%                               (a)               674          10,110
                                                                  --------------
   REAL ESTATE INVESTMENT TRUSTS (0.9%)
&  Sovereign Real Estate Investment Corp.
      12.00%                               (a)(c)          9,000      13,000,500
                                                                  --------------
   TELECOMMUNICATIONS (0.1%)
   Loral Skynet Corp.
      12.00% Series A                      (g)            11,602       2,326,201
                                                                  --------------
   Total Preferred Stocks
      (Cost $12,710,415)                                              15,336,811
                                                                  --------------

                                                      NUMBER OF
                                                       WARRANTS
                                                     -----------
   WARRANTS (0.0%)                         ++

   INTERNET (0.0%)                         ++
   Ziff Davis Holdings, Inc.
      Strike Price $0.001
      Expire 8/12/12                       (b)(h)        123,640           1,236
                                                                  --------------
   MEDIA (0.0%)                            ++
   Haights Cross Communications, Inc.
      Strike Price $0.001
      Expire 7/31/08                       (a)(b)          3,304          31,851
                                                                  --------------
   Total Warrants
      (Cost $2,139)                                                       33,087
                                                                  --------------

                                                        SHARES
                                                     -----------
   SHORT-TERM INVESTMENTS (14.4%)

   INVESTMENT COMPANY (0.0%)               ++
   Reserve Primary Money Market Fund       (l)            27,656          27,656
                                                                  --------------
   Total Investment Company
      (Cost $27,656)                                                      27,656
                                                                  --------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
   REPURCHASE AGREEMENTS (0.4%)

   Lehman Brothers, Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity
      $4,288,838 (Collateralized
      by various Corporate Bonds,
      with rates between 0.00%-8.50%
      and maturity dates between
      11/1/09-2/1/37, with a
      Principal Amount of $4,313,163
      and a Market Value of
      $4,372,830)                          (l)       $ 4,286,927       4,286,927

   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,501,100
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and
      maturity dates between
      12/17/07-11/21/99, with a
      Principal Amount of $7,636,755
      and a Market Value of
      $1,560,283)                         (l)          1,500,424       1,500,424
                                                                  --------------
   Total Repurchase Agreements
      (Cost $5,787,351)                                                5,787,351
                                                                  --------------
   TIME DEPOSITS (4.3%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                 (l)          3,000,850       3,000,850
   Bank of Nova Scotia
      5.00%, due 10/24/07                 (l)          3,000,849       3,000,849
   Barclays
      5.33%, due 11/6/07                  (l)          3,000,849       3,000,849
   BNP Paribas
      5.20%, due 10/1/07                  (l)         10,288,626      10,288,626
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                 (l)          6,430,390       6,430,390
   Deutsche Bank AG
      5.325%, due 11/6/07                 (l)          6,859,082       6,859,082
   Dexia Group
      4.895%, due 10/2/07                 (l)          5,573,005       5,573,005
   National Australia Bank
      5.125%, due 10/1/07                 (l)          6,430,390       6,430,390
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                  (l)          3,000,849       3,000,849
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                  (l)          2,572,156       2,572,156
      5.188%, due 10/1/07                 (l)          2,143,463       2,143,463
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                 (l)          3,000,849       3,000,849
      5.20%, due 10/1/07                  (l)          7,716,468       7,716,468
   Swedbank AB
      5.31%, due 10/1/07                  (l)          2,143,463       2,143,463
                                                                  --------------
   Total Time Deposits
      (Cost $65,161,289)                                              65,161,289
                                                                  --------------
   U.S. GOVERNMENT (9.7%)
   United States Treasury Bills
      3.05%, due 10/4/07                               2,585,000       2,584,343
      3.051%, due 10/18/07                (e)            245,000         244,647
      3.17%, due 10/25/07                             73,350,000      73,194,988
      3.32%, due 10/18/07                 (e)         45,150,000      45,079,215
      3.335%, due 10/18/07                (e)          3,660,000       3,654,236
      3.60%, due 10/4/07                              14,560,000      14,555,632
      3.631%, due 10/4/07                                145,000         144,956
      3.801%, due 10/4/07                              2,465,000       2,464,219
      3.865%, due 10/4/07                              3,625,000       3,623,832
      3.954%, due 10/4/07                                380,000         379,875
                                                                  --------------
   Total U. S. Government
      (Cost $145,925,943)                                            145,925,943
                                                                  --------------
   Total Short-Term Investments
      (Cost $216,902,239)                                            216,902,239
                                                                  --------------

   Total Investments
      (Cost $1,562,403,676)            (m)                 103.2%  1,556,685,978(n)
   Liabilities in Excess of
      Cash and Other Assets                                 (3.2)    (48,465,524)
                                                     -----------  --------------
   Net Assets                                              100.0% $1,508,220,454
                                                     ===========  ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a) Illiquid security. The total market value of these securities at September 30, 2007 is $33,077,839, which represents 2.2% of the Portfolio's net assets.

(b) Fair valued security. The total market value of these securities at September 30, 2007 is $8,403,747, which reflects 0.6% of the Portfolio's net assets.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  Issue in default.

(e)  Represents a security, or a portion thereof, which is out on loan.

(f)  Floating rate. Rate shown is the rate in effect at September 30, 2007.

(g) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(h)  Non-income producing security.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Restricted security.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $1,564,844,306.

(n) At September 30, 2007 net unrealized depreciation was $8,158,328, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $41,213,579 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $49,371,907.

The following abbreviations are used in the above portfolio:

C$ - Canadian Dollar

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at September 30, 2007:

                                                                             PERCENT
                              DATE(S) OF                          9/30/2007  OF NET
SECURITY                     ACQUISITION      SHARES     COST       VALUE    ASSETS
--------                   ---------------  ---------  --------  ----------  -------
NEON Communications
   Group, Inc.
   Common Stock            6/21/01-4/10/06   890,939   $681,897  $3,055,921   0.2%
   Convertible Prefered
   Stock                           12/3/02   107,873    295,589     396,433   0.0(a)
North Atlantic
   Trading Co., Inc.
   Common Stock                    4/21/04     2,418         24          24   0.0(a)
                                                       --------  ----------   ---
                                                       $977,510  $3,452,378   0.2%
                                                       --------  ----------   ---

(a)  Less than one-tenth of a percent.

MAINSTAY VP ICAP SELECT EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (98.3%)                      +
   BEVERAGES (3.3%)
   Coca-Cola Co. (The)                                     231,971  $ 13,331,373
                                                                    ------------
   BUILDING PRODUCTS (1.6%)
   Masco Corp.                                             285,138     6,606,647
                                                                    ------------
   CAPITAL MARKETS (4.3%)
&  Morgan Stanley                                          276,395    17,412,885
                                                                    ------------
   CHEMICALS (4.2%)
&  E.I. du Pont de Nemours & Co.                           344,684    17,082,539
                                                                    ------------
   COMMUNICATIONS EQUIPMENT (7.4%)
   Cisco Systems, Inc.                        (a)          460,787    15,256,658
   Motorola, Inc.                                          784,716    14,540,787
                                                                    ------------
                                                                      29,797,445
                                                                    ------------
   COMPUTERS & PERIPHERALS (3.2%)
   Hewlett-Packard Co.                                     255,701    12,731,353
                                                                    ------------
   CONSUMER FINANCE (2.3%)
   Capital One Financial Corp.                             137,920     9,162,026
                                                                    ------------
   CONTAINERS & PACKAGING (0.6%)
   Temple-Inland, Inc.                                      42,308     2,226,670
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (8.4%)
&  Citigroup, Inc.                                         364,702    17,020,642
&  JPMorgan Chase & Co.                                    372,989    17,090,356
                                                                    ------------
                                                                      34,110,998
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (4.6%)
&  AT&T, Inc.                                              439,116    18,578,998
                                                                    ------------
   FOOD & STAPLES RETAILING (3.2%)
   CVS Caremark Corp.                                      330,458    13,096,051
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE (1.6%)
   InterContinental Hotels Group PLC, ADR     (b)          322,238     6,399,647
                                                                    ------------
   HOUSEHOLD PRODUCTS (4.1%)
&  Procter & Gamble Co. (The)                              235,956    16,597,145
                                                                    ------------
   INDUSTRIAL CONGLOMERATES (8.2%)
&  General Electric Co.                                    451,511    18,692,555
   Textron, Inc.                                           231,450    14,398,504

VP ICAP Select Equity

                                                                    ------------
                                                                      33,091,059
                                                                    ------------
   INSURANCE (4.4%)
&  American International Group, Inc.                      265,324    17,949,169
                                                                    ------------
   METALS & MINING (2.5%)
   Rio Tinto PLC, Sponsored ADR               (b)(c)        28,979     9,951,389
                                                                    ------------
   MULTILINE RETAIL (3.0%)
   Target Corp.                                            188,055    11,954,656
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (8.3%)
   Hess Corp.                                              239,920    15,961,878
&  Occidental Petroleum Corp.                              274,280    17,575,862
                                                                    ------------
                                                                      33,537,740
                                                                    ------------
   PAPER & FOREST PRODUCTS (1.9%)
   International Paper Co.                                 212,450     7,620,582
                                                                    ------------
   PHARMACEUTICALS (12.7%)
   Bristol-Myers Squibb Co.                                495,431    14,278,321
   Merck & Co., Inc.                                       280,497    14,498,890
&  Novartis AG, ADR                           (b)          409,640    22,513,814
                                                                    ------------
                                                                      51,291,025
                                                                    ------------
   ROAD & RAIL (3.5%)
   Norfolk Southern Corp.                                  274,335    14,240,730
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (2.7%)
   Texas Instruments, Inc.                                 296,500    10,848,935
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES (2.3%)
   Vodafone Group PLC, ADR                    (b)          255,200     9,263,760
                                                                    ------------
   Total Common Stocks
      (Cost $372,156,521)                                            396,882,822
                                                                    ------------


   SHORT-TERM INVESTMENTS (1.0%)
   INVESTMENT COMPANY (0.0%)                  ++

   Reserve Primary Money Market Fund          (d)            1,597         1,597
                                                                    ------------
   Total Investment Company
      (Cost $1,597)                                                        1,597
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (0.1%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $247,712
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $249,117 and a Market
      Value of $252,563)                      (d)      $   247,602       247,602

   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $86,700
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and
      maturity dates between
      12/17/07-11/21/99, with a
      Principal Amount of $441,079 and
      a Market Value of $90,118)         (d)                86,661        86,661
                                                                    ------------
   Total Repurchase Agreements
      (Cost $334,263)                                                    334,263
                                                                    ------------
   TIME DEPOSITS (0.9%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                (d)               173,321       173,321
   Bank of Nova Scotia
      5.00%, due 10/24/07                (d)               173,321       173,321
   Barclays
      5.33%, due 11/6/07                 (d)               173,321       173,321
   BNP Paribas
      5.20%, due 10/1/07                 (d)               594,244       594,244
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (d)               371,404       371,404
   Deutsche Bank AG
      5.325%, due 11/6/07                (d)               396,163       396,163
   Dexia Group
      4.895%, due 10/2/07                (d)               321,882       321,882
   National Australia Bank
      5.125%, due 10/1/07                (d)               371,403       371,403
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (d)               173,322       173,322
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (d)               148,561       148,561
      5.188%, due 10/1/07                (d)               123,801       123,801
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (d)               173,321       173,321
      5.20%, due 10/1/07                 (d)               445,683       445,683
   Swedbank AB
      5.31%, due 10/1/07                 (d)               123,801       123,801
                                                                    ------------
   Total Time Deposits
      (Cost $3,763,548)                                                3,763,548
                                                                    ------------
   Total Short-Term Investments
      (Cost $4,099,408)                                                4,099,408
                                                                    ------------
   Total Investments
      (Cost $376,255,929)                (e)                  99.3%  400,982,230(f)
   Cash and Other Assets,
      Less Liabilities                                         0.7     2,702,209
                                                       -----------  ------------
   Net Assets                                                100.0% $403,684,439
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal income tax purposes is $376,504,993.

(f) At September 30, 2007 net unrealized appreciation was $24,477,237, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $31,714,898 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,237,661.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                     +++    September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (92.3%)                 +

   BELGIUM (0.2%)
   Barco N.V. (electronic equipment &
      instruments)                                          19,097  $  1,645,047
                                                                    ------------
   BRAZIL (0.4%)
   Gol Linhas Aereas Inteligentes S.A.,
      ADR (airlines)                     (a)(b)             84,000     2,016,000
   Tam S.A., ADR (airlines)              (a)(b)             11,900       326,060
                                                                    ------------
                                                                       2,342,060
                                                                    ------------
   CANADA (0.9%)
   Loblaw Cos., Ltd. (food & staples
      retailing)                         (b)               131,300     5,949,521
                                                                    ------------
   FINLAND (0.8%)
   TietoEnator Oyj (IT Services)         (b)               234,175     5,255,930
                                                                    ------------
   FRANCE (4.4%)
   BNP Paribas S.A. (commercial banks)                      37,394     4,091,928
   M6-Metropole Television (media)       (b)               130,300     3,781,056
   Neopost S.A. (office electronics)                        28,990     4,089,184
   Sanofi-Aventis, ADR
      (pharmaceuticals)                  (a)                39,200     1,662,864
   Societe Television Francaise 1
      (media)                                              267,300     7,184,799
   Total S.A. (oil, gas & consumable
      fuels)                                               106,000     8,618,613
                                                                    ------------
                                                                      29,428,444
                                                                    ------------
   GERMANY (8.5%)
   AWD Holding AG (capital markets)                         62,185     2,077,601
   Bayerische Motoren Werke AG
      (automobiles)                                        142,029     9,160,262
&  Hannover Rueckversicherung AG
      (insurance)                                          383,968    19,480,732
   MLP AG (capital markets)              (b)               157,211     2,098,278
   Puma AG Rudolf Dassler Sport
      (textiles, apparel & luxury
      goods)                                                40,042    17,207,020
   Rational AG (household durables)                          4,700       904,229
   Rheinmetall AG (industrial
      conglomerates)                                        46,651     3,705,940
   Siemens AG (industrial
      conglomerates)                                        16,300     2,241,089
                                                                    ------------
                                                                      56,875,151
                                                                    ------------
   GREECE (2.7%)
   Hellenic Telecommunications
      Organization S.A. (diversified
      telecommunication services)                           21,300       789,691
   OPAP S.A. (hotels, restaurants &
      leisure)                                             444,163    17,227,235
                                                                    ------------
                                                                      18,016,926
                                                                    ------------
   HONG KONG (1.0%)
   Esprit Holdings, Ltd. (specialty
      retail)                                              330,400     5,248,931
   Yue Yuen Industrial Holdings, Ltd.
      (textiles, apparel & luxury
      goods)                                               595,500     1,781,019
                                                                    ------------
                                                                       7,029,950
                                                                    ------------
   INDIA (0.1%)

   Infosys Technologies, Ltd.,
      Sponsored ADR (IT Services)        (a)                13,400       648,426
                                                                    ------------
   IRELAND (2.1%)
   Bank of Ireland (commercial banks)                      552,772    10,286,339
   C&C Group PLC (beverages)                               457,260     3,762,213
                                                                    ------------
                                                                      14,048,552
                                                                    ------------
   ITALY (12.4%)
   Assicurazioni Generali S.p.A.
      (insurance)                                          159,450     7,016,568
   Enel S.p.A. (electric utilities)                      1,140,150    12,908,827
   ENI S.p.A. (oil, gas & consumable
      fuels)                                               174,000     6,448,517
   Fondiaria-Sai S.p.A. (insurance)                         14,000       657,391
&  MediaSet S.p.A. (media)                               2,568,168    26,513,453
&  Snam Rete Gas S.p.A. (gas utilities)  (b)             3,485,465    21,682,056
   Telecom Italia S.p.A. (diversified
      telecommunication services)                        2,204,800     5,316,393
   Terna S.p.A. (electric utilities)                       697,992     2,580,320
                                                                    ------------
                                                                      83,123,525
                                                                    ------------
   JAPAN (8.7%)
   ASKUL Corp. (internet & catalog
      retail)                            (b)                45,900     1,112,885
   Canon, Inc. (office electronics)                        236,750    12,923,192
   FamilyMart Co., Ltd. (food & staples
      retailing)                                            51,400     1,340,208
   Hoya Corp. (electronic equipment &
      instruments)                                          72,500     2,474,209
   Keyence Corp. (electronic equipment
      & instruments)                                        10,700     2,375,397
   Mabuchi Motor Co., Ltd. (electronic
      equipment & instruments)                               5,200       339,076
   MISUMI Group, Inc. (trading
      companies & distributors)          (b)               166,500     2,826,579
   Nippon Television Network Corp.
      (media)                                               12,700     1,635,250
   Nitto Denko Corp. (chemicals)                            13,400       622,957
   NTT DoCoMo, Inc. (wireless
      telecommunication services)                            2,496     3,563,697
   OBIC Co., Ltd. (IT Services)                             27,960     5,423,313
   Otsuka Corp. (IT Services)                               20,300     1,991,738
   RICOH Co., Ltd. (office electronics)                    448,700     9,492,369
   Ryohin Keikaku Co., Ltd. (multiline
      retail)                                              130,300     7,498,220
   Takeda Pharmaceutical Co., Ltd.
      (pharmaceuticals)                                     62,000     4,361,294
   Tokyo Gas Co., Ltd. (gas utilities)                     144,100       671,166
                                                                    ------------
                                                                      58,651,550
                                                                    ------------
   NETHERLANDS (8.6%)
   ING Groep N.V. (diversified
      financial services)                                  157,300     6,982,519
   Randstad Holdings N.V. (commercial
      services & supplies)                                  98,769     5,339,231
&  Reed Elsevier N.V. (media)                            1,170,855    22,238,815
   SNS Reaal (diversified financial
      services)                                             37,630       852,634
&  TNT N.V. (air freight & logistics)                      523,642    21,952,607
                                                                    ------------
                                                                      57,365,806
                                                                    ------------
   SINGAPORE (1.3%)
   DBS Group Holdings, Ltd. (commercial
      banks)                                               309,000     4,493,033
   Venture Corp., Ltd. (electronic
      equipment & instruments)                             385,700     4,284,113
                                                                    ------------
                                                                       8,777,146
                                                                    ------------
   SPAIN (2.7%)
   Antena 3 de Television S.A. (media)                     354,278     6,537,064

   Banco Popular Espanol S.A.
      (commercial banks)                                   503,530     8,652,004
   Indra Sistemas S.A. (IT Services)                        96,068     2,598,666
                                                                    ------------
                                                                      17,787,734
                                                                    ------------
   SWEDEN (5.0%)
   Assa Abloy AB Class B (building
      products)                                            204,400     4,242,408
   Svenska Handelsbanken Class A
      (commercial banks)                                   151,900     4,714,390
&  Telefonaktiebolaget LM Ericsson
      Class B (communications
      equipment)                                         4,045,700    16,197,616
&  Telefonaktiebolaget LM Ericsson,
      Sponsored ADR (communications
      equipment)                         (a)               205,500     8,178,900
                                                                    ------------
                                                                      33,333,314
                                                                    ------------
   SWITZERLAND (11.9%)
   Geberit AG (building products)                            4,617       603,967
   Logitech International S.A.
      Registered (computers &
      peripherals)                       (c)               315,200     9,314,160
&  Nestle S.A. Registered (food
      products)                                             56,171    25,232,925
   Novartis AG Registered
      (pharmaceuticals)                                    159,780     8,817,578
   Novartis AG, ADR (pharmaceuticals)    (a)               135,400     7,441,584
&  Roche Holding AG Genusscheine
      (pharmaceuticals)                                    110,666    20,065,787
   Swiss Reinsurance Registered
      (insurance)                        (b)                57,100     5,085,909
   UBS AG (capital markets)                                 62,200     3,312,150
                                                                    ------------
                                                                      79,874,060
                                                                    ------------
   UNITED KINGDOM (18.3%)
   BP PLC, Sponsored ADR (oil, gas &
      consumable fuels)                  (a)               244,400    16,949,140
   Burberry Group PLC (textiles,
      apparel & luxury goods)                               27,400       368,317
&  Diageo PLC (beverages)                                  773,029    16,986,570
&  Diageo PLC, Sponsored ADR
      (beverages)                        (a)                30,678     2,691,381
   Friends Provident PLC (insurance)                       764,500     2,690,367
   International Personal Finance PLC
      (consumer finance)                                   132,895       535,649
   Lloyds TSB Group PLC (commercial
      banks)                                             1,345,057    14,929,528
   Lloyds TSB Group PLC, Sponsored ADR
      (commercial banks)                 (a)(b)             35,465     1,576,774
   Man Group PLC (capital markets)                          33,100       374,845
   Provident Financial PLC (consumer
      finance)                                             130,796     2,392,421
   Rolls-Royce Group PLC (aerospace &
      defense)                           (c)               706,230     7,549,846
   Royal Dutch Shell PLC Class A, ADR
      (oil, gas & consumable fuels)      (a)                58,700     4,823,966
   Scottish & Southern Energy PLC
      (electric utilities)                                  54,260     1,677,451
&  Tesco PLC (food & staples retailing)                  3,830,599    34,425,804
   Ultra Electronics Holdings
      (aerospace & defense)                                29,006       657,557
   Vodafone Group PLC, ADR (wireless
      telecommunication services)        (a)               383,424    13,918,291
                                                                    ------------
                                                                     122,547,907
                                                                    ------------
   UNITED STATES (2.3%)
   AFLAC, Inc. (insurance)                                 269,663    15,381,578
   Synthes, Inc. (health care equipment
      & supplies)                                            2,840       317,846
                                                                    ------------
                                                                      15,699,424
                                                                    ------------
   Total Common Stocks
      (Cost $518,672,446)                                            618,400,473
                                                                    ------------

                                                        NUMBER OF
                                                        CONTRACTS
                                                       -----------
   PURCHASED PUT OPTIONS (0.0%)          ++

   FRANCE (0.0%)                         ++
   BNP Paribas S.A.
      Strike Price $70.00
      Expire 11/16/07 (commercial
      banks)                                                   160        19,393
                                                                    ------------
   ITALY (0.0%)                          ++
   Assicurazioni Generali S.p.A.
      Strike Price $28.00
      Expire 11/16/07 (insurance)                              912         9,883
                                                                    ------------
   NETHERLANDS (0.0%)                    ++
   ING Groep N.V.
      Strike Price $29.00
      Expire 11/16/07 (diversified
      financial services)                                      390        13,903
      Strike Price $28.00
      Expire 11/16/07 (diversified
      financial services)                                      388         8,299
                                                                    ------------
                                                                          22,202
                                                                    ------------
   SWITZERLAND (0.0%)                    ++
   Swiss Reinsurance Registered
      Strike Price $96.00
      Expire 11/16/07 (insurance)                            1,900        10,771
                                                                    ------------
   Total Purchased Put Options
      (Cost $224,567)                                                     62,249
                                                                    ------------

                                                        NUMBER OF
                                                         WARRANTS
                                                       -----------
   WARRANTS (2.3%)

   IRELAND (2.3%)
   Ryanair Holdings PLC
      Strike Price E0.000001
      Expire 3/21/08 (airlines)          (c)(d)          2,146,921    15,613,150
                                                                    ------------
   Total Warrants
      (Cost $9,547,517)                                               15,613,150
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   SHORT-TERM INVESTMENTS (6.6%)

   COMMERCIAL PAPER (1.2%)
   UNITED STATES (1.2%)
   Bayerische Landesbank Girozentrale
      NY
      5.04%, due 10/10/07 (capital
      markets)                                         $ 6,000,000     5,992,440
   Societe Generale North America, Inc.
      5.05%, due 10/1/07 (capital
      markets)                                           2,025,000     2,025,000
                                                                    ------------
   Total Commercial Paper
      (Cost $8,017,440)                                                8,017,440
                                                                    ------------

                                                          SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)                  ++
   UNITED STATES (0.0%)                       ++
   Reserve Primary Money Market Fund
      (capital markets)                       (e)           14,208        14,208
                                                                    ------------
   Total Investment Company
      (Cost $14,208)                                                      14,208
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (0.4%)
   UNITED STATES (0.4%)
   Lehman Brothers, Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $2,203,406
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $2,215,903 and a Market Value of
      $2,246,557) (capital markets)           (e)      $ 2,202,424     2,202,424
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $771,195
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $3,923,410 and a Market Value of
      $801,601) (capital markets)             (e)          770,848       770,848
                                                                    ------------
   Total Repurchase Agreements
      (Cost $2,973,272)                                                2,973,272
                                                                    ------------
   TIME DEPOSITS (5.0%)
   UNITED STATES (5.0%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07 (capital
      markets)                                (e)        1,541,697     1,541,697
   Bank of Nova Scotia
      5.00%, due 10/24/07 (capital
      markets)                                (e)        1,541,697     1,541,697
   Barclays
      5.33%, due 11/6/07 (capital
      markets)                                (e)        1,541,697     1,541,697
   BNP Paribas
      5.20%, due 10/1/07 (capital
      markets)                                (e)        5,285,817     5,285,817
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07 (capital
      markets)                                (e)        3,303,636     3,303,636
   Deutsche Bank AG
      5.325%, due 11/6/07 (capital
      markets)                                (e)        3,523,878     3,523,878
   Dexia Group
      4.895%, due 10/2/07 (capital
      markets)                                (e)        2,863,151     2,863,151
   National Australia Bank
      5.125%, due 10/1/07 (capital
      markets)                                (e)        3,303,635     3,303,635
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07 (capital
      markets)                                (e)        1,541,697     1,541,697
   Societe Generale North America, Inc.
      5.12%, due 11/2/07 (capital
      markets)                                (e)        1,321,454     1,321,454
      5.188%, due 10/1/07 (capital
      markets)                                (e)        1,101,212     1,101,212
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07 (capital
      markets)                                (e)        1,541,697     1,541,697
      5.20%, due 10/1/07 (capital
      markets)                                (e)        3,964,362     3,964,362
   Swedbank AB
      5.31%, due 10/1/07 (capital
      markets)                                (e)        1,101,212     1,101,212
                                                                    ------------
   Total Time Deposits

      (Cost $33,476,842)                                              33,476,842
                                                                    ------------
   Total Short-Term Investments
      (Cost $44,481,762)                                              44,481,762
                                                                    ------------
   Total Investments
      (Cost $572,926,292)                (f)                 101.2%  678,557,634(g)
   Liabilities in Excess of
      Cash and Other Assets                                   (1.2)   (8,146,694)
                                                       -----------  ------------
   Net Assets                                                100.0% $670,410,940
                                                       ===========  ============

                                                        NUMBER OF
                                                        CONTRACTS       VALUE
                                                       -----------  ------------
   WRITTEN CALL OPTIONS (-0.1%)

   FRANCE (0.0%)                         ++
   BNP Paribas S.A.
      Strike Price $80.00
      Expire 11/16/07 (commercial
      banks)                                                  (160) $    (41,524)
   Total S.A.
      Strike Price $60.00
      Expire 10/19/07 (oil, gas &
      consumable fuels)                                       (173)       (6,414)
      Strike Price $60.00
      Expire 11/16/07 (oil, gas &
      consumable fuels)                                       (173)      (18,502)
                                                                    ------------
                                                                         (66,440)
                                                                    ------------
   GERMANY (0.0%)                        ++
   Bayerische Motoren Werke AG
      Strike Price $50.00
      Expire 11/16/07 (automobiles)                           (269)      (15,343)
      Strike Price $47.00
      Expire 11/16/07 (automobiles)                           (277)      (42,659)
                                                                    ------------
                                                                         (58,002)
                                                                    ------------
   ITALY (0.0%)                          ++
   Assicurazioni Generali S.p.A.
      Strike Price $31.00
      Expire 10/19/07 (insurance)                             (400)      (25,245)
      Strike Price $32.00
      Expire 11/16/07 (insurance)                             (912)      (58,469)
   Snam Rete Gas S.p.A.
      Strike Price $4.60
      Expire 11/16/07 (gas utilities)                         (274)       (5,665)
                                                                    ------------
                                                                         (89,379)
                                                                    ------------
   NETHERLANDS (0.0%)                    ++
   ING Groep N.V.
      Strike Price $33.00
      Expire 11/16/07 (diversified
      financial services)                                     (390)      (13,347)
      Strike Price $32.00
      Expire 11/16/07 (diversified
      financial services)                                     (388)      (30,430)
                                                                    ------------
                                                                         (43,777)
                                                                    ------------
   SWEDEN (0.0%)                         ++
   Svenska Handelsbanken Class A

      Strike Price $220.00
      Expire 11/16/07 (commercial
      banks)                                                  (552)      (11,992)
                                                                    ------------
   SWITZERLAND (-0.1%)
   Logitech International S.A.
      Registered
      Strike Price $30.00
      Expire 11/17/07 (computers &
      peripherals)                                            (590)      (82,600)
      Strike Price $35.00
      Expire 12/22/07 (computers &
      peripherals)                                            (600)      (24,000)
   Nestle S.A. Registered
      Strike Price $540.00
      Expire 10/19/07 (food products)                         (550)      (12,613)
      Strike Price $560.00
      Expire 11/16/07 (food products)                         (370)       (7,850)
   Swiss Reinsurance Registered
      Strike Price $105.00
      Expire 11/16/07 (insurance)                           (1,900)      (41,125)
                                                                    ------------
                                                                        (168,188)
                                                                    ------------
   UNITED KINGDOM (0.0%)                 ++
   BP PLC, Sponsored ADR
      Strike Price $75.00
      Expire 1/19/08 (oil, gas &
      consumable fuels)                  (a)                  (310)      (44,330)
   Diageo PLC
      Strike Price $1,150.00
      Expire 11/16/07 (beverages)                              (77)       (9,452)
      Strike Price $1,200.00
      Expire 12/21/07 (beverages)                             (100)      (10,230)
   Lloyds TSB Group PLC
      Strike Price $580.00
      Expire 11/16/07 (commercial
      banks)                                                  (153)      (18,000)
   Scottish & Southern Energy PLC
      Strike Price $1,600.00
      Expire 12/2/07 (electric
      utilities)                                               (31)      (23,468)
   Tesco PLC
      Strike Price $480.00
      Expire 11/16/07 (food & staples
      retailing)                                              (181)      (12,036)
   Vodafone Group PLC, ADR
      Strike Price $37.50
      Expire 11/17/07 (wireless
      telecommunication services)        (a)                  (470)      (49,350)
                                                                    ------------
                                                                        (166,866)
                                                                    ------------
   UNITED STATES (0.0%)                  ++
   AFLAC, Inc.
      Strike Price $60.00
      Expire 1/19/08 (insurance)                              (394)      (61,070)
                                                                    ------------
   Total Written Call Options
      (Premium Received $551,084)                                   $   (665,714)
                                                                    ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

+++ All of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  ADR - American Depositary Receipt.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  Non-income producing security.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  The cost for federal income tax purposes is $573,522,283.

(g) At September 30, 2007 net unrealized appreciation for securities was $105,035,351, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $114,947,506 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,912,155.

The following abbreviations are used in the above portfolio:

E - Euro

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO - CURRENCY

FOREIGN CURRENCY FORWARD CONTRACTS HELD AT SEPTEMBER 30, 2007:


                                       CONTRACT                             UNREALIZED
                                        AMOUNT             CONTRACT        APPRECIATION/
                                       PURCHASED          AMOUNT SOLD     (DEPRECIATION)
                                     -------------     ----------------   --------------
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar,
   expiring 11/28/07                  A$2,519,878         $2,060,000         $170,775
Pound Sterling vs. U.S. Dollar,
   expiring 10/19/07                  L 4,356,327          8,600,000          309,820

                                       CONTRACT            CONTRACT
                                        AMOUNT              AMOUNT
                                         SOLD              PURCHASED
                                     ---------------   ----------------
Foreign Currency Sale Contracts:
Canadian Dollar vs. Australian
   Dollar, expiring 1/18/08          C$   6,050,000     A$    7,136,538       212,994
Euro vs. Japanese Yen,
   expiring 11/14/07                 E   15,300,000      Y2,538,476,550       375,890
Euro vs. Japanese Yen,
   expiring 3/25/08                  E   18,554,000      Y2,964,372,580      (202,275)
Hong Kong Dollar vs. Pound
   Sterling, expiring 10/4/07        HKD 53,230,000      L    3,437,065       184,662
Pound Sterling vs. Hong Kong
   Dollar, expiring 10/4/07          L    3,368,668    HKD   53,230,000       (44,727)
Singapore Dollar vs. Norwegian
   Krone, expiring 12/14/07          SGD  2,460,000    NOK    9,389,851        75,816
Swedish Krona vs. Japanese Yen,
   expiring 3/10/08                  SK 111,250,000      Y1,848,118,375      (942,614)
Swiss Franc vs. Japanese Yen,
   expiring 10/11/07                 CF  34,720,000      Y3,400,407,360      (206,722)
                                                                           ----------
Unrealized depreciation on
   foreign currency forward
   contracts                                                                $ (66,381)
                                                                           ----------


FOREIGN CURRENCY HELD AT SEPTEMBER 30, 2007:

                                        CURRENCY             COST            VALUE
                                    ----------------   ----------------   ------------
Australian Dollar                   A$     2,286,637   $ 1,878,951        $ 2,029,048
Euro                                E      3,485,412     4,922,561          4,970,023
Hong Kong Dollar                    HK    16,670,618     2,140,786          2,144,448
Japanese Yen                        Y  1,424,641,636    12,353,423         12,402,748
Norwegian Krone                     NK     1,374,039       212,874            254,865
Pound Sterling                      L      2,701,711     5,441,107          5,527,701
Singapore Dollar                    SGD    1,169,835       772,309            787,502
Swedish Krona                       KR    17,760,128     2,671,679          2,756,029
Swiss Franc                         CF     1,732,511     1,453,261          1,488,092
                                                       -----------        -----------
                                                       $31,846,951        $32,360,456
                                                       -----------        -----------

MAINSTAY VP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (98.5%)                       +
   AEROSPACE & DEFENSE (4.3%)
   Rockwell Collins, Inc.                                   50,600  $  3,695,824
&  United Technologies Corp.                               119,800     9,641,504
                                                                    ------------
                                                                      13,337,328
                                                                    ------------
   BIOTECHNOLOGY (4.3%)
   Genentech, Inc.                             (a)          82,700     6,452,254
   Genzyme Corp.                               (a)          66,300     4,107,948
   Gilead Sciences, Inc.                       (a)          69,100     2,824,117
                                                                    ------------
                                                                      13,384,319
                                                                    ------------
   CAPITAL MARKETS (6.2%)
   Franklin Resources, Inc.                                 53,000     6,757,500
   Goldman Sachs Group, Inc. (The)                          28,100     6,090,394
   Merrill Lynch & Co., Inc.                                46,300     3,300,264
   T. Rowe Price Group, Inc.                                54,000     3,007,260
                                                                    ------------
                                                                      19,155,418
                                                                    ------------
   CHEMICALS (2.4%)
   Ecolab, Inc.                                             68,700     3,242,640
   Monsanto Co.                                             48,100     4,124,094
                                                                    ------------
                                                                       7,366,734
                                                                    ------------
   COMMUNICATIONS EQUIPMENT (12.1%)
&  Cisco Systems, Inc.                         (a)         402,100    13,313,531
   Corning, Inc.                                           127,000     3,130,550
   Nokia Oyj, Sponsored ADR                    (b)         122,800     4,657,804
&  QUALCOMM, Inc.                                          196,000     8,282,960
&  Research In Motion, Ltd.                    (a)          82,800     8,159,940
                                                                    ------------
                                                                      37,544,785
                                                                    ------------
   COMPUTERS & PERIPHERALS (6.2%)
   Apple, Inc.                                 (a)          38,100     5,849,874
&  EMC Corp.                                   (a)         406,400     8,453,120
   Hewlett-Packard Co.                                      98,200     4,889,378
                                                                    ------------
                                                                      19,192,372
                                                                    ------------
   CONSUMER FINANCE (1.8%)
   American Express Co.                                     96,200     5,711,394
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (3.3%)
   CME Group, Inc.                                           9,300     5,462,355
   IntercontinentalExchange, Inc.              (a)(c)       31,800     4,830,420
                                                                    ------------
                                                                      10,292,775
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES (2.8%)
   Baker Hughes, Inc.                                       33,600     3,036,432
   Schlumberger, Ltd.                          (c)          54,700     5,743,500
                                                                    ------------
                                                                       8,779,932
                                                                    ------------

   FOOD & STAPLES RETAILING (3.8%)
   CVS Caremark Corp.                                      163,300     6,471,579
   Walgreen Co.                                            116,600     5,508,184
                                                                    ------------
                                                                      11,979,763
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
   Alcon, Inc.                                              39,800     5,728,016
   Intuitive Surgical, Inc.                    (a)          13,900     3,197,000
                                                                    ------------
                                                                       8,925,016
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (3.2%)
&  Medco Health Solutions, Inc.                (a)         110,900    10,024,251
                                                                    ------------
   HOUSEHOLD PRODUCTS (1.1%)
   Procter & Gamble Co. (The)                               46,900     3,298,946
                                                                    ------------
   INDUSTRIAL CONGLOMERATES (2.7%)
   General Electric Co.                                    140,400     5,812,560
   McDermott International, Inc.               (a)          45,700     2,471,456
                                                                    ------------
                                                                       8,284,016
                                                                    ------------
   INTERNET SOFTWARE & SERVICES (5.9%)
   eBay, Inc.                                  (a)          78,600     3,066,972
   Equinix, Inc.                               (a)(c)       38,100     3,379,089
&  Google, Inc. Class A                        (a)(c)       21,000    11,912,670
                                                                    ------------
                                                                      18,358,731
                                                                    ------------
   IT SERVICES (1.7%)
   Mastercard, Inc. Class A                    (c)          12,200     1,805,234
   Paychex, Inc.                                            82,300     3,374,300
                                                                    ------------
                                                                       5,179,534
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES (1.2%)
   Thermo Fisher Scientific, Inc.              (a)          62,500     3,607,500
                                                                    ------------
   MACHINERY (2.7%)
&  Danaher Corp.                                           101,200     8,370,252
                                                                    ------------
   MULTILINE RETAIL (2.4%)
   Kohl's Corp.                                (a)          53,100     3,044,223
   Target Corp.                                             71,700     4,557,969
                                                                    ------------
                                                                       7,602,192
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (3.4%)
&  Southwestern Energy Co.                     (a)         202,500     8,474,625
   Suncor Energy, Inc.                                      22,400     2,123,744
                                                                    ------------
                                                                      10,598,369
                                                                    ------------
   PHARMACEUTICALS (4.5%)
   Allergan, Inc.                                           76,500     4,931,955
   Schering-Plough Corp.                                   106,200     3,359,106
   Teva Pharmaceutical Industries, Ltd.,
      Sponsored ADR                            (b)         131,800     5,861,146
                                                                    ------------
                                                                      14,152,207
                                                                    ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
   CB Richard Ellis Group, Inc. Class A        (a)         108,500     3,020,640
                                                                    ------------


   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (3.4%)
   Applied Materials, Inc.                                 134,800     2,790,360
   Broadcom Corp. Class A                      (a)          96,100     3,501,884
   NVIDIA Corp.                                (a)         122,700     4,446,648
                                                                    ------------
                                                                      10,738,892
                                                                    ------------
   SOFTWARE (4.2%)
   Autodesk, Inc.                              (a)          70,300     3,512,891
   Microsoft Corp.                                         199,900     5,889,054
   Salesforce.com, Inc.                        (a)          72,100     3,700,172
                                                                    ------------
                                                                      13,102,117
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS (1.6%)
   Coach, Inc.                                 (a)         103,900     4,911,353
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS (1.3%)
   Fastenal Co.                                (c)          86,400     3,923,424
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES (8.1%)
&  America Movil SAB de C.V., Series L, ADR    (b)         148,900     9,529,600
   American Tower Corp. Class A                (a)          75,300     3,278,562
   China Mobile, Ltd., Sponsored ADR           (b)          41,400     3,396,456
   MetroPCS Communications, Inc.               (a)(c)       97,620     2,663,074
   NII Holdings, Inc.                          (a)          78,100     6,415,915
                                                                    ------------
                                                                      25,283,607
                                                                    ------------
   Total Common Stocks
      (Cost $245,218,924)                                            306,125,867
                                                                    ------------

   SHORT-TERM INVESTMENTS (9.9%)

   INVESTMENT COMPANY (0.0%)                   ++
   Reserve Primary Money Market Fund           (d)          12,046        12,046
                                                                    ------------
   Total Investment Company
      (Cost $12,046)                                                      12,046
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------

   REPURCHASE AGREEMENTS (0.8%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,868,065
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $1,878,660 and a Market Value of
      $1,904,649)                              (d)     $ 1,867,233     1,867,233
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $653,825
      (Collateralized by various
      Corporate Bonds, with  rates
      between 1.162%-6.69% and  maturity
      dates between  12/17/07-11/21/99,
      with a  Principal Amount of
      $3,326,298  and a Market Value of
      $679,604)                                (d)         653,531       653,531
                                                                    ------------
   Total Repurchase Agreements
      (Cost $2,520,764)                                                2,520,764
                                                                    ------------

   TIME DEPOSITS (9.1%)

   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                      (d)      1,307,063      1,307,063

   Bank of Nova Scotia

      5.00%, due 10/24/07                      (d)     1,307,063       1,307,063
   Barclays
      5.33%, due 11/6/07                       (d)     1,307,063       1,307,063
   BNP Paribas
      5.20%, due 10/1/07                       (d)     4,481,358       4,481,358
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                      (d)     2,800,848       2,800,848
   Deutsche Bank AG
      5.325%, due 11/6/07                      (d)     2,987,572       2,987,572
   Dexia Group
      4.895%, due 10/2/07                      (d)     2,427,402       2,427,402
   National Australia Bank
      5.125%, due 10/1/07                      (d)     2,800,848       2,800,848
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                       (d)     1,307,063       1,307,063
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                       (d)     1,120,340       1,120,340
      5.188%, due 10/1/07                      (d)       933,616         933,616
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                      (d)     1,307,063       1,307,063
      5.20%, due 10/1/07                       (d)     3,361,019       3,361,019
   Swedbank AB
      5.31%, due 10/1/07                       (d)       933,616         933,616
                                                                    ------------
   Total Time Deposits
      (Cost $28,381,934)                                              28,381,934
                                                                    ------------

   Total Short-Term Investments
      (Cost $30,914,744)                                              30,914,744
                                                                    ------------
   Total Investments
     (Cost $276,133,668)                       (e)         108.4 %   337,040,611(f)

   Liabilities in Excess of
      Cash and Other Assets                                 (8.4)    (26,252,089)
                                                       -----------  ------------
   Net Assets                                              100.0 %  $310,788,522
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)    Non-income producing security.

(b)    ADR - American Depositary Receipt.

(c)    Represents a security, or a portion thereof, which is out on loan.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)    The cost for federal income tax purposes is $276,786,964.

(f) At September 30, 2007, net unrealized appreciation was $60,253,647 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $62,095,705 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,842,058.

MAINSTAY VP MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (100.0%)                +

   AEROSPACE & DEFENSE (1.3%)
   DRS Technologies, Inc.                (a)                 2,934  $    161,722
   Goodrich Corp.                                            6,324       431,487
&  L-3 Communications Holdings, Inc.     (a)                36,816     3,760,386
   Precision Castparts Corp.                                 5,546       820,697
                                                                    ------------
                                                                       5,174,292
                                                                    ------------
   AIRLINES (1.1%)
   Continental Airlines, Inc. Class B    (b)                35,113     1,159,782
   Copa Holdings S.A. Class A                                4,675       187,234
   Northwest Airlines, Inc.              (b)                14,171       252,244
   UAL Corp.                             (a)(b)             55,335     2,574,738
                                                                    ------------
                                                                       4,173,998
                                                                    ------------
   AUTO COMPONENTS (0.9%)
   Autoliv, Inc.                                            18,812     1,124,017
   BorgWarner, Inc.                                         17,724     1,622,278
   TRW Automotive Holdings Corp.         (b)                12,275       388,872
   WABCO Holdings, Inc.                                      3,860       180,455
                                                                    ------------
                                                                       3,315,622
                                                                    ------------
   AUTOMOBILES (0.1%)
   Thor Industries, Inc.                                    12,276       552,297
                                                                    ------------
   BEVERAGES (0.7%)
   Coca-Cola Enterprises, Inc.                              65,366     1,583,165
   Pepsi Bottling Group, Inc. (The)                          9,858       366,422
   PepsiAmericas, Inc.                                      25,277       819,986
                                                                    ------------
                                                                       2,769,573
                                                                    ------------
   BIOTECHNOLOGY (0.1%)
   Cephalon, Inc.                        (b)                 3,568       260,678
                                                                    ------------
   BUILDING PRODUCTS (0.9%)
   American Standard Cos., Inc.                              8,725       310,784
   Lennox International, Inc.                               12,480       421,824
   Masco Corp.                           (a)               112,618     2,609,359
                                                                    ------------
                                                                       3,341,967
                                                                    ------------
   CAPITAL MARKETS (4.0%)
   A.G. Edwards, Inc.                                       32,201     2,696,834
&  Ameriprise Financial, Inc.                               61,504     3,881,517
   Federated Investors, Inc. Class B                        28,641     1,137,048
   Investment Technology Group, Inc.     (b)                19,380       832,952
   Janus Capital Group, Inc.             (a)                81,396     2,301,879
   Legg Mason, Inc.                                          5,577       470,085
   Northern Trust Corp.                                     35,240     2,335,355

   Nuveen Investments, Inc. Class A                          6,701       415,060
   TD Ameritrade Holding Corp.                (b)           74,331     1,354,311
                                                                    ------------
                                                                      15,425,041
                                                                    ------------
   CHEMICALS (3.4%)
   Albemarle Corp.                                          29,149     1,288,386
   Ashland, Inc.                                            28,080     1,690,697
   Cabot Corp.                                              32,452     1,153,020
   Celanese Corp. Class A                                   68,580     2,673,248
   Huntsman Corp.                                            4,900       129,801
   Lubrizol Corp. (The)                                     34,727     2,259,339
   Lyondell Chemical Co.                                    63,185     2,928,625
   Nalco Holding Co.                                        32,505       963,773
                                                                    ------------
                                                                      13,086,889
                                                                    ------------
   COMMERCIAL BANKS (0.3%)
   Bank of Hawaii Corp.                                      3,579       189,150
   City National Corp.                                       5,187       360,548
   UnionBanCal Corp.                                         9,518       555,946
                                                                    ------------
                                                                       1,105,644
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES (2.0%)
   Allied Waste Industries, Inc.              (b)           57,970       739,117
   ChoicePoint, Inc.                          (b)           38,534     1,461,209
   Dun & Bradstreet Corp. (The)                             26,133     2,576,975
   HNI Corp.                                  (a)           14,544       523,584
   Manpower, Inc.                                            9,157       589,253
   Republic Services, Inc.                                  27,196       889,581
   Steelcase, Inc. Class A                                  41,140       739,697
                                                                    ------------
                                                                       7,519,416
                                                                    ------------
   COMMUNICATIONS EQUIPMENT (1.0%)
   Avaya, Inc.                                (b)           31,490       534,070
   CommScope, Inc.                            (b)           10,972       551,233
   Juniper Networks, Inc.                     (b)           76,093     2,785,765
                                                                    ------------
                                                                       3,871,068
                                                                    ------------
   COMPUTERS & PERIPHERALS (1.1%)
   NCR Corp.                                  (b)            9,600       478,080
   Network Appliance, Inc.                    (b)           57,761     1,554,349
   Western Digital Corp.                      (b)           79,428     2,011,117
                                                                    ------------
                                                                       4,043,546
                                                                    ------------
   CONSTRUCTION & ENGINEERING (1.6%)
   Fluor Corp.                                              16,483     2,373,222
   Foster Wheeler, Ltd.                       (b)            2,947       386,882
   Jacobs Engineering Group, Inc.             (b)           10,445       789,433
   KBR, Inc.                                  (b)           27,874     1,080,675
   Quanta Services, Inc.                      (a)(b)        45,653     1,207,522
   Shaw Group, Inc. (The)                     (b)            4,350       252,735
                                                                    ------------
                                                                       6,090,469
                                                                    ------------
   CONSTRUCTION MATERIALS (0.6%)
   Eagle Materials, Inc.                      (a)           15,663       559,796
   Martin Marietta Materials, Inc.            (a)           13,805     1,843,658
                                                                    ------------
                                                                       2,403,454
                                                                    ------------

   CONSUMER FINANCE (0.2%)
   AmeriCredit Corp.                          (a)(b)        39,412       692,863
                                                                    ------------
   CONTAINERS & PACKAGING (1.0%)
   Ball Corp.                                               23,725     1,275,219
   Packaging Corp. of America                               11,723       340,788
   Pactiv Corp.                               (b)           37,753     1,082,001
   Sonoco Products Co.                                       4,511       136,142
   Temple-Inland, Inc.                                      20,811     1,095,283
                                                                    ------------
                                                                       3,929,433
                                                                    ------------
   DIVERSIFIED CONSUMER SERVICES (0.3%)
   Apollo Group, Inc. Class A                 (b)            6,938       417,321
   Career Education Corp.                     (b)           11,998       335,824
   Service Corp. International                              23,373       301,512
                                                                    ------------
                                                                       1,054,657
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (0.2%)
   Nasdaq Stock Market, Inc. (The)            (a)(b)        19,941       751,377
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (1.0%)
   CenturyTel, Inc.                                         33,258     1,537,185
   Citizens Communications Co.                (a)           68,088       975,020
   Embarq Corp.                                             22,316     1,240,770
                                                                    ------------
                                                                       3,752,975
                                                                    ------------
   ELECTRIC UTILITIES (1.9%)
&  Edison International                                     74,417     4,126,423
   Reliant Energy, Inc.                       (b)          126,307     3,233,459
                                                                    ------------
                                                                       7,359,882
                                                                    ------------
   ELECTRICAL EQUIPMENT (1.0%)
   Rockwell Automation, Inc.                                27,804     1,932,656
   Thomas & Betts Corp.                       (b)           29,166     1,710,294
                                                                    ------------
                                                                       3,642,950
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
   Agilent Technologies, Inc.                 (b)           24,095       888,624
   Arrow Electronics, Inc.                    (b)           29,069     1,236,014
   Avnet, Inc.                                (b)           74,228     2,958,728
   AVX Corp.                                  (a)           25,249       406,509
   CDW Corp.                                  (b)            4,414       384,901
   Vishay Intertechnology, Inc.               (b)           38,380       500,091
                                                                    ------------
                                                                       6,374,867
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES (6.4%)
   Cameron International Corp.                (b)           35,813     3,305,182
   Diamond Offshore Drilling, Inc.                           4,224       478,537
   Dresser-Rand Group, Inc.                   (b)           43,315     1,849,984
   ENSCO International, Inc.                                56,348     3,161,123
   Global Industries, Ltd.                    (b)           46,161     1,189,107
   GlobalSantaFe Corp.                                      32,662     2,482,965
   Grant Prideco, Inc.                        (b)            7,216       393,416
   Helmerich & Payne, Inc.                                  31,230     1,025,281
&  National Oilwell Varco, Inc.               (b)           37,403     5,404,733
   Noble Corp.                                               9,074       445,080

   Patterson-UTI Energy, Inc.                 (a)           47,634     1,075,099
   Pride International, Inc.                  (b)           28,915     1,056,843
   SEACOR Holdings, Inc.                      (b)            7,422       705,832
   Superior Energy Services, Inc.             (b)            4,921       174,400
   Tidewater, Inc.                            (a)           28,309     1,778,938
   Unit Corp.                                 (b)            3,251       157,348
                                                                    ------------
                                                                      24,683,868
                                                                    ------------
   FOOD & STAPLES RETAILING (0.4%)
   BJ's Wholesale Club, Inc.                  (b)           15,290       507,016
   Safeway, Inc.                                            29,207       967,044
                                                                    ------------
                                                                       1,474,060
                                                                    ------------
   FOOD PRODUCTS (0.6%)
   Corn Products International, Inc.                        17,166       787,404
   Dean Foods Co.                                           34,987       894,967
   J.M. Smucker Co. (The)                                   14,641       782,122
   Tyson Foods, Inc. Class A                                 1,252        22,348
                                                                    ------------
                                                                       2,486,841
                                                                    ------------
   GAS UTILITIES (1.0%)
   AGL Resources, Inc.                                      15,482       613,397
   Atmos Energy Corp.                                       19,171       542,923
   ONEOK, Inc.                                              55,184     2,615,722
                                                                    ------------
                                                                       3,772,042
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
   Advanced Medical Optics, Inc.              (a)(b)        23,916       731,590
   Bausch & Lomb, Inc.                                         576        36,864
   Dade Behring Holdings, Inc.                               1,907       145,599
   DENTSPLY International, Inc.                             14,840       617,938
   Edwards Lifesciences Corp.                 (b)           25,404     1,252,671
   Kinetic Concepts, Inc.                     (a)(b)         8,754       492,675
                                                                    ------------
                                                                       3,277,337
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (5.9%)
   AmerisourceBergen Corp.                                  69,950     3,170,833
&  CIGNA Corp.                                              73,983     3,942,554
   Coventry Health Care, Inc.                 (a)(b)        57,523     3,578,506
   Express Scripts, Inc.                      (b)            8,232       459,510
   Health Net, Inc.                           (b)           55,494     2,999,451
   Henry Schein, Inc.                         (b)            4,709       286,496
&  Humana, Inc.                               (b)           54,820     3,830,822
   Laboratory Corp. of America Holdings       (b)            4,464       349,219
   Lincare Holdings, Inc.                     (b)           42,141     1,544,468
   Sierra Health Services, Inc.               (b)            5,607       236,559
   WellCare Health Plans, Inc.                (b)           20,902     2,203,698
                                                                    ------------
                                                                      22,602,116
                                                                    ------------
   HEALTH CARE TECHNOLOGY (0.0%)              ++
   HLTH Corp.                                 (a)(b)        12,051       170,763
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE (1.3%)
   Brinker International, Inc.                              33,671       923,932
   Harrah's Entertainment, Inc.                             15,733     1,367,670
   Hilton Hotels Corp.                                      24,642     1,145,607
   Penn National Gaming, Inc.                 (b)              561        33,110

   Wendy's International, Inc.                              44,207     1,543,266
                                                                    ------------
                                                                       5,013,585
                                                                    ------------
   HOUSEHOLD DURABLES (1.9%)
   Black & Decker Corp.                                     33,209     2,766,310
   Harman International Industries, Inc.                     4,344       375,843
   Jarden Corp.                               (b)            3,697       114,385
   KB Home                                    (a)           19,835       497,065
   Lennar Corp. Class A                       (a)           10,063       227,927
   M.D.C. Holdings, Inc.                                    17,722       725,539
   Mohawk Industries, Inc.                    (a)(b)        17,191     1,397,628
   NVR, Inc.                                  (b)            2,294     1,078,753
                                                                    ------------
                                                                       7,183,450
                                                                    ------------
   HOUSEHOLD PRODUCTS (0.4%)
   Energizer Holdings, Inc.                   (b)           13,342     1,478,961
                                                                    ------------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (1.7%)
   AES Corp. (The)                            (b)          156,030     3,126,841
   Mirant Corp.                               (b)           85,453     3,476,228
                                                                    ------------
                                                                       6,603,069
                                                                    ------------
   INDUSTRIAL CONGLOMERATES (0.7%)
   McDermott International, Inc.              (b)           23,313     1,260,767
   Teleflex, Inc.                                           19,425     1,513,596
                                                                    ------------
                                                                       2,774,363
                                                                    ------------
   INSURANCE (11.5%)
   Alleghany Corp.                            (b)            1,650       669,900
   Allied World Assurance Holdings, Ltd./
   Bermuda                                                  30,159     1,565,554
   American Financial Group, Inc.                           35,326     1,006,438
&  Aon Corp.                                                86,402     3,871,674
   Arch Capital Group, Ltd.                   (b)           25,624     1,906,682
   Arthur J. Gallagher & Co.                  (a)           50,400     1,460,088
   Assurant, Inc.                                           57,933     3,099,415
   Axis Capital Holdings, Ltd.                              77,380     3,010,856
   Brown & Brown, Inc.                        (a)           13,635       358,600
   CNA Financial Corp.                                      15,119       594,479
   Conseco, Inc.                              (a)(b)        50,717       811,472
   Endurance Specialty Holdings, Ltd.                       29,517     1,226,431
   Genworth Financial, Inc. Class A                        118,203     3,632,378
   HCC Insurance Holdings, Inc.                             56,500     1,618,160
   Nationwide Financial Services, Inc.
      Class A                                               26,447     1,423,378
   Old Republic International Corp.                          7,717       144,617
   PartnerRe, Ltd.                            (a)           28,772     2,272,700
&  Principal Financial Group, Inc.                          67,113     4,234,159
   Protective Life Corp.                                     5,342       226,714
   Reinsurance Group of America, Inc.                       14,707       834,916
   RenaissanceRe Holdings, Ltd.                             36,303     2,374,579
   StanCorp Financial Group, Inc.                            7,839       388,109
   Transatlantic Holdings, Inc.               (a)           13,442       945,376
   Unum Group                                               26,464       647,574
   W.R. Berkley Corp.                                       67,191     1,990,869
&  XL Capital, Ltd. Class A                                 48,334     3,828,053
                                                                    ------------
                                                                      44,143,171
                                                                    ------------

   INTERNET & CATALOG RETAIL (1.1%)
   Expedia, Inc.                              (b)           87,814     2,799,510
   IAC/InterActiveCorp.                       (b)           43,153     1,280,350
   NutriSystem, Inc.                          (a)(b)         5,858       274,682
                                                                    ------------
                                                                       4,354,542
                                                                    ------------
   IT SERVICES (3.9%)
   Acxiom Corp.                                             17,468       345,692
   Affiliated Computer Services, Inc.
      Class A                                 (b)           11,839       594,791
   Alliance Data Systems Corp.                (b)            6,651       515,053
   Ceridian Corp.                             (b)           12,119       421,014
   CheckFree Corp.                            (b)            3,134       145,856
   Computer Sciences Corp.                    (b)           59,762     3,340,696
   Convergys Corp.                            (b)           44,648       775,089
   DST Systems, Inc.                          (a)(b)         9,311       798,977
   Electronic Data Systems Corp.                           146,796     3,206,025
   Fiserv, Inc.                               (b)            6,831       347,425
   Hewitt Associates, Inc. Class A            (b)           16,394       574,610
   Mastercard, Inc. Class A                   (a)           23,761     3,515,915
   Total System Services, Inc.                (a)           18,905       525,181
                                                                    ------------
                                                                      15,106,324
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS (1.5%)
   Brunswick Corp.                                          30,087       687,789
   Eastman Kodak Co.                          (a)           47,830     1,279,931
   Hasbro, Inc.                                             80,001     2,230,428
   Mattel, Inc.                                             70,896     1,663,220
                                                                    ------------
                                                                       5,861,368
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES (0.4%)
   Invitrogen Corp.                           (b)           20,190     1,650,129
                                                                    ------------
   MACHINERY (3.4%)
   AGCO Corp.                                 (b)           45,989     2,334,862
&  Cummins, Inc.                              (a)           30,088     3,847,954
   Gardner Denver, Inc.                       (b)           12,884       502,476
   ITT Corp.                                                 7,219       490,387
   Joy Global, Inc.                                         11,608       590,383
   Manitowoc Co., Inc. (The)                                53,794     2,381,998
   Parker Hannifin Corp.                                    11,821     1,321,942
   SPX Corp.                                                 9,817       908,662
   Timken Co. (The)                                          6,646       246,899
   Toro Co. (The)                                            6,300       370,629
                                                                    ------------
                                                                      12,996,192
                                                                    ------------
   MEDIA (2.3%)
   Cablevision Systems Corp. Class A          (a)(b)         7,037       245,873
   Dow Jones & Co., Inc.                      (a)            5,029       300,231
   EchoStar Communications Corp. Class A      (b)           26,037     1,218,792
   Getty Images, Inc.                         (b)           18,084       503,459
   John Wiley & Sons, Inc. Class A                           6,433       289,035
   Liberty Global, Inc. Class A               (b)           46,743     1,917,398
   Meredith Corp.                                           14,709       842,826
   R.H. Donnelley Corp.                       (b)            5,123       286,990
   Regal Entertainment Group Class A          (a)           39,545       868,013
   Tribune Co.                                              10,573       288,854
   Virgin Media, Inc.                         (a)           77,116     1,871,605

                                                                    ------------
                                                                       8,633,076
                                                                    ------------
   METALS & MINING (2.5%)
   AK Steel Holding Corp.                (b)                26,050     1,144,897
   Carpenter Technology Corp.                               12,901     1,677,259
   Cleveland-Cliffs, Inc.                (a)                25,821     2,271,473
   Reliance Steel & Aluminum Co.                             8,812       498,230
   Steel Dynamics, Inc.                                     11,968       558,906
   United States Steel Corp.                                31,716     3,359,993
                                                                    ------------
                                                                       9,510,758
                                                                    ------------
   MULTILINE RETAIL (1.5%)
   Big Lots, Inc.                        (a)(b)             55,307     1,650,361
   Dollar Tree Stores, Inc.              (b)                49,328     1,999,757
   Family Dollar Stores, Inc.                               76,567     2,033,620
                                                                    ------------
                                                                       5,683,738
                                                                    ------------
   MULTI-UTILITIES (0.3%)
   Energy East Corp.                                        11,643       314,943
   MDU Resources Group, Inc.                                11,820       329,069
   Sempra Energy                                             6,817       396,204
                                                                    ------------
                                                                       1,040,216
                                                                    ------------
   OFFICE ELECTRONICS (0.7%)
   Xerox Corp.                           (b)               165,680     2,872,891
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (3.9%)
   Cimarex Energy Co.                                       25,558       952,036
   Foundation Coal Holdings, Inc.                            8,571       335,983
   Frontier Oil Corp.                                       55,234     2,299,944
   Frontline, Ltd.                       (a)                24,552     1,185,371
   Hess Corp.                                                3,179       211,499
   Holly Corp.                                              22,692     1,357,662
   Massey Energy Co.                                        24,587       536,488
   Murphy Oil Corp.                                          5,494       383,976
   Noble Energy, Inc.                                       18,262     1,279,070
   Overseas Shipholding Group, Inc.                         16,801     1,290,821
   Plains Exploration & Production Co.   (a)(b)              5,111       226,008
   Pogo Producing Co.                                       10,082       535,455
   Sunoco, Inc.                                             16,820     1,190,520
   Tesoro Corp.                                             60,093     2,765,480
   Western Refining, Inc.                (a)                 5,421       219,984
                                                                    ------------
                                                                      14,770,297
                                                                    ------------
   PERSONAL PRODUCTS (0.4%)
   Alberto-Culver Co.                                       16,656       412,902
   Herbalife, Ltd.                                           2,724       123,833
   NBTY, Inc.                            (b)                27,708     1,124,945
                                                                    ------------
                                                                       1,661,680
                                                                    ------------
   PHARMACEUTICALS (1.5%)
   Endo Pharmaceuticals Holdings, Inc.   (b)                67,425     2,090,849
   King Pharmaceuticals, Inc.            (b)               121,914     1,428,832
   Warner Chilcott, Ltd.-Class A         (b)                21,584       383,548
   Watson Pharmaceuticals, Inc.          (b)                51,504     1,668,730
                                                                    ------------
                                                                       5,571,959
                                                                    ------------

   REAL ESTATE INVESTMENT TRUSTS (2.4%)
   Archstone-Smith Trust                        (a)         14,857       893,500
   Camden Property Trust                        (a)            369        23,708
   Colonial Properties Trust                    (a)         20,255       694,747
   Duke Realty Corp.                                        69,167     2,338,536
   Host Hotels & Resorts, Inc.                  (a)         98,877     2,218,800
   HRPT Properties Trust                                    11,207       110,837
   Macerich Co. (The)                                        7,756       679,270
   Plum Creek Timber Co., Inc.                              20,415       913,775
   Taubman Centers, Inc.                                    27,198     1,489,091
                                                                    ------------
                                                                       9,362,264
                                                                    ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
   CB Richard Ellis Group, Inc. Class A         (a)(b)      22,937       638,566
   Jones Lang LaSalle, Inc.                                  8,624       886,202
                                                                    ------------
                                                                       1,524,768
                                                                    ------------
   ROAD & RAIL (2.2%)
   Avis Budget Group, Inc.                      (b)         33,601       769,127
   Con-Way, Inc.                                            22,971     1,056,666
   CSX Corp.                                                12,669       541,346
   Hertz Global Holdings, Inc.                  (b)        118,239     2,686,390
   Kansas City Southern                         (a)(b)       9,089       292,393
   Laidlaw International, Inc.                               9,633       339,274
   Landstar System, Inc.                                    27,843     1,168,571
   Ryder System, Inc.                           (a)         18,766       919,534
   YRC Worldwide, Inc.                          (a)(b)      18,503       505,502
                                                                    ------------
                                                                       8,278,803
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (2.9%)
   Analog Devices, Inc.                                     10,167       367,639
   Atmel Corp.                                  (b)         29,051       149,903
   Intersil Corp. Class A                                   13,549       452,943
   Lam Research Corp.                           (b)         59,820     3,186,013
   MEMC Electronic Materials, Inc.              (b)          8,143       479,297
   National Semiconductor Corp.                            108,684     2,947,510
   Novellus Systems, Inc.                       (a)(b)      47,955     1,307,253
   NVIDIA Corp.                                 (b)         27,813     1,007,943
   Teradyne, Inc.                               (b)         95,906     1,323,503
                                                                    ------------
                                                                      11,222,004
                                                                    ------------
   SOFTWARE (3.3%)
   Autodesk, Inc.                               (b)         51,609     2,578,902
   BMC Software, Inc.                           (b)         98,812     3,085,899
   CA, Inc.                                     (a)         71,983     1,851,403
   Cadence Design Systems, Inc.                 (b)         42,393       940,701
   Compuware Corp.                              (b)        119,551       958,799
   Novell, Inc.                                 (b)        174,220     1,331,041
   Synopsys, Inc.                               (b)         72,731     1,969,555
                                                                    ------------
                                                                      12,716,300
                                                                    ------------
   SPECIALTY RETAIL (4.0%)
   AnnTaylor Stores Corp.                       (b)         16,835       533,164
   AutoZone, Inc.                               (b)         23,466     2,725,341
   Barnes & Noble, Inc.                                     17,870       630,096
   Foot Locker, Inc.                                         5,739        87,979

VP Mid Cap Core

   GameStop Corp. Class A                       (b)         61,084     3,442,083
   Gap, Inc. (The)                                           3,343        61,645
   RadioShack Corp.                             (a)         68,356     1,412,235
   Sherwin-Williams Co. (The)                               47,745     3,137,324
   TJX Cos., Inc.                                          114,216     3,320,259
                                                                    ------------
                                                                      15,350,126
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS (0.6%)
   Polo Ralph Lauren Corp.                      (a)         30,956     2,406,829
                                                                    ------------
   THRIFTS & MORTGAGE FINANCE (0.2%)
   Synergy Financial Group, Inc.                            49,676       753,088
                                                                    ------------
   TOBACCO (0.4%)
   Loews Corp.- Carolina Group                              17,571     1,444,863
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS (0.1%)
   United Rentals, Inc.                         (b)          9,115       293,230
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   Telephone and Data Systems, Inc.                         48,422     3,232,169
   United States Cellular Corp.                 (b)          5,033       494,241
                                                                    ------------
                                                                       3,726,410
                                                                    ------------
   Total Common Stocks
      (Cost $345,508,284)                                            383,148,439
                                                                    ------------

   INVESTMENT COMPANIES (0.0%)                  ++
   S&P 500 Index - SPDR Trust Series 1          (c)            288        43,960
   S&P MidCap 400 Index - MidCap SPDR
      Trust Series 1                            (c)            273        43,866
                                                                    ------------
   Total Investment Companies
      (Cost $83,077)                                                      87,826
                                                                    ------------
   SHORT-TERM INVESTMENTS (13.1%)

   INVESTMENT COMPANY (0.0%)                    ++
   Reserve Primary Money Market Fund            (d)         19,485        19,485
                                                                    ------------
   Total Investment Company
      (Cost $19,485)                                                      19,485
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (1.1%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $3,021,626
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $3,038,763 and a Market Value of
      $3,080,801)                               (d)    $ 3,020,279     3,020,279

   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,057,573
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $5,380,342 and a Market Value of
      $1,099,270)                        (d)             1,057,098     1,057,098
                                                                    ------------
   Total Repurchase Agreements
      (Cost $4,077,377)                                                4,077,377
                                                                    ------------
   TIME DEPOSITS (12.0%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                (d)             2,114,195     2,114,195
   Bank of Nova Scotia
      5.00%, due 10/24/07                (d)             2,114,195     2,114,195
   Barclays
      5.33%, due 11/6/07                 (d)             2,114,195     2,114,195
   BNP Paribas
      5.20%, due 10/1/07                 (d)             7,248,670     7,248,670
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (d)             4,530,419     4,530,419
   Deutsche Bank AG
      5.325%, due 11/6/07                (d)             4,832,447     4,832,447
   Dexia Group
      4.895%, due 10/2/07                (d)             3,926,363     3,926,363
   National Australia Bank
      5.125%, due 10/1/07                (d)             4,530,419     4,530,419
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (d)             2,114,195     2,114,195
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (d)             1,812,168     1,812,168
      5.188%, due 10/1/07                (d)             1,510,140     1,510,140
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (d)             2,114,195     2,114,195
      5.20%, due 10/1/07                 (d)             5,436,503     5,436,503
   Swedbank AB
      5.31%, due 10/1/07                 (d)             1,510,140     1,510,140
                                                                    ------------
   Total Time Deposits
      (Cost $45,908,244)                                              45,908,244
                                                                    ------------
   Total Short-Term Investments
      (Cost $50,005,106)                                              50,005,106
                                                                    ------------
   Total Investments
      (Cost $395,596,467)                (e)                 113.1%  433,241,371(f)
   Liabilities in Excess of
      Cash and Other Assets                                  (13.1)  (50,122,413)
                                                       -----------  ------------
   Net Assets                                                100.0% $383,118,958
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal income tax purposes is $396,248,193.

(f) At September 30, 2007 net unrealized appreciation was $36,993,178, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $46,911,923 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,918,745.

MAINSTAY VP MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (93.3%)                     +

   AEROSPACE & DEFENSE (6.6%)
&  Alliant Techsystems, Inc.                 (a)            88,900  $  9,716,770
   L-3 Communications Holdings, Inc.         (b)            63,800     6,516,533
&  Precision Castparts Corp.                                68,000    10,062,640
                                                                    ------------
                                                                      26,295,943
                                                                    ------------
   BIOTECHNOLOGY (1.2%)
   Cephalon, Inc.                            (a)(b)         65,900     4,814,654
                                                                    ------------
   BUILDING PRODUCTS (1.0%)
   Lennox International, Inc.                              113,600     3,839,680
                                                                    ------------
   CAPITAL MARKETS (2.5%)
&  Affiliated Managers Group, Inc.           (a)(b)         78,250     9,977,657
                                                                    ------------
   COMMUNICATIONS EQUIPMENT (0.8%)
   Harris Corp.                                             54,700     3,161,113
                                                                    ------------
   CONSTRUCTION & ENGINEERING (3.2%)
&  Fluor Corp.                                              70,800    10,193,784
   Quanta Services, Inc.                     (a)(b)        100,500     2,658,225
                                                                    ------------
                                                                      12,852,009
                                                                    ------------
   CONSUMER FINANCE (0.3%)
   AmeriCredit Corp.                         (a)(b)         75,900     1,334,322
                                                                    ------------
   DISTRIBUTORS (0.6%)
   LKQ Corp.                                 (a)            71,800     2,499,358
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (1.3%)
   IntercontinentalExchange, Inc.            (a)            33,900     5,149,410
                                                                    ------------
   ELECTRICAL EQUIPMENT (3.1%)
   General Cable Corp.                       (a)(b)         72,400     4,859,488
   Roper Industries, Inc.                    (b)           114,900     7,525,950
                                                                    ------------
                                                                      12,385,438
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
   Amphenol Corp. Class A                                  195,400     7,769,104
   Anixter International, Inc.               (a)            32,400     2,671,380
   Avnet, Inc.                               (a)           120,900     4,819,074
                                                                    ------------
                                                                      15,259,558
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES (7.0%)
&  Atwood Oceanics, Inc.                     (a)           115,000     8,804,400
   ENSCO International, Inc.                               102,900     5,772,690

&  National Oilwell Varco, Inc.                (a)          89,900    12,990,550
                                                                    ------------
                                                                      27,567,640
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES (5.5%)
   Becton, Dickinson & Co.                                  67,300     5,521,965
   Cytyc Corp.                                 (a)          73,600     3,507,040
   Hologic, Inc.                               (a)(b)      119,300     7,277,300
   Respironics, Inc.                           (a)         116,100     5,576,283
                                                                    ------------
                                                                      21,882,588
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (5.9%)
   Coventry Health Care, Inc.                  (a)          85,850     5,340,728
   DaVita, Inc.                                (a)          50,300     3,177,954
   Health Net, Inc.                            (a)          53,200     2,875,460
   Henry Schein, Inc.                          (a)(b)      114,600     6,972,264
   Sierra Health Services, Inc.                (a)         116,800     4,927,792
                                                                    ------------
                                                                      23,294,198
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE (3.3%)
   Boyd Gaming Corp.                                        35,000     1,499,750
   International Game Technology                            94,100     4,055,710
   Las Vegas Sands Corp.                       (a)(b)       57,100     7,618,282
                                                                    ------------
                                                                      13,173,742
                                                                    ------------
   HOUSEHOLD DURABLES (2.2%)
   Garmin, Ltd.                                (b)          49,800     5,946,120
   Harman International Industries, Inc.                    30,200     2,612,904
                                                                    ------------
                                                                       8,559,024
                                                                    ------------
   INTERNET SOFTWARE & SERVICES (3.0%)
   Akamai Technologies, Inc.                   (a)(b)      116,900     3,358,537
   Equinix, Inc.                               (a)(b)       50,200     4,452,238
   j2 Global Communications, Inc.              (a)         120,000     3,927,600
                                                                    ------------
                                                                      11,738,375
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES (4.7%)
   Millipore Corp.                             (a)(b)       72,600     5,503,080
   Pharmaceutical Product
      Development, Inc.                        (b)         120,100     4,256,344
&  Thermo Fisher Scientific, Inc.              (a)         150,400     8,681,088
                                                                    ------------
                                                                      18,440,512
                                                                    ------------
   MACHINERY (5.9%)
   Joy Global, Inc.                                        111,800     5,686,148
   Oshkosh Truck Corp.                                     109,100     6,760,927
&  Terex Corp.                                 (a)(b)      120,900    10,762,518
                                                                    ------------
                                                                      23,209,593
                                                                    ------------
   MEDIA (1.6%)
   Cablevision Systems Corp. Class A           (a)(b)      176,900     6,180,886
                                                                    ------------
   METALS & MINING (4.8%)
&  Allegheny Technologies, Inc.                             97,400    10,709,130
   Commercial Metals Co.                                   203,700     6,447,105
   Steel Dynamics, Inc.                                     41,900     1,956,730
                                                                    ------------
                                                                      19,112,965
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (4.8%)

   Holly Corp.                                              44,600     2,668,418
   Newfield Exploration Co.              (a)               126,100     6,072,976
   Peabody Energy Corp.                                     43,700     2,091,919
   Tesoro Corp.                                            177,800     8,182,356
                                                                    ------------
                                                                      19,015,669
                                                                    ------------
   PERSONAL PRODUCTS (0.5%)
   Chattem, Inc.                         (a)                29,200     2,059,184
                                                                    ------------
   PHARMACEUTICALS (0.7%)
   Endo Pharmaceuticals Holdings, Inc.   (a)                90,900     2,818,809
                                                                    ------------
   REAL ESTATE INVESTMENT TRUSTS (0.7%)
   CapitalSource, Inc.                   (b)                69,400     1,404,656
   FelCor Lodging Trust, Inc.                               70,200     1,399,086
                                                                    ------------
                                                                       2,803,742
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (3.0%)
   MEMC Electronic Materials, Inc.       (a)               104,700     6,162,642
   Skyworks Solutions, Inc.              (a)               208,800     1,887,552
   Varian Semiconductor Equipment
      Associates, Inc.                   (a)               72,700     3,890,904
                                                                    ------------
                                                                      11,941,098
                                                                    ------------
   SOFTWARE (5.0%)
   Amdocs, Ltd.                          (a)               103,800     3,860,322
   Autodesk, Inc.                        (a)               127,100     6,351,187
   FactSet Research Systems, Inc.                          116,400     7,979,220
   TIBCO Software, Inc.                  (a)               204,300     1,509,777
                                                                    ------------
                                                                      19,700,506
                                                                    ------------
   SPECIALTY RETAIL (2.9%)
   American Eagle Outfitters, Inc.                         201,350     5,297,519
   Dick's Sporting Goods, Inc.           (a)                61,500     4,129,725
   Guess?, Inc.                                             41,200     2,020,036
                                                                    ------------
                                                                      11,447,280
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS (3.5%)
   Coach, Inc.                           (a)               174,000     8,224,980
   Phillips-Van Heusen Corp.                               110,600     5,804,288
                                                                    ------------
                                                                      14,029,268
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS (0.2%)
   WESCO International, Inc.             (a)                21,900       940,386
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES (3.6%)
   Leap Wireless International, Inc.     (a)                43,900     3,572,143
   NII Holdings, Inc.                    (a)                62,900     5,167,235
   SBA Communications Corp. Class A      (a)               159,300     5,620,104
                                                                    ------------
                                                                      14,359,482
                                                                    ------------
   Total Common Stocks
      (Cost $251,348,092)                                            369,844,089
                                                                    ------------

VP Mid Cap Growth


   INVESTMENT COMPANY (2.4%)
&  iShares Russell Midcap Growth
      Index Fund                              (b)(c)             80,600     9,357,660
                                                                         ------------
   Total Investment Company
      (Cost $8,728,622)                                                     9,357,660
                                                                         ------------

                                                             PRINCIPAL
                                                               AMOUNT
                                                            -----------
   SHORT-TERM INVESTMENTS (26.3%)

   COMMERCIAL PAPER (7.3%)
   Abbey National North America LLC
      4.79%, due 10/1/07                                    $ 5,000,000     5,000,000
   Bayerische Landesbank Girozentrale NY
      5.04%, due 10/10/07                                     4,000,000     3,994,960
   Deutsche Bank Financial LLC
      5.00%, due 10/1/07                                      8,775,000     8,775,000
   Electricite De France
      4.85%, due 10/23/07                                     3,000,000     2,991,107
   National Australia Funding Delaware, Inc.
      4.70%, due 10/3/07                      (d)             4,000,000     3,998,956
   Royal Bank of Scotland
      4.95%, due 10/3/07                                      4,000,000     3,998,900
                                                                         ------------
   Total Commercial Paper
      (Cost $28,758,923)                                                   28,758,923
                                                                         ------------

                                                               SHARES
                                                            -----------
   INVESTMENT COMPANY (0.0%)                  ++
   Reserve Primary Money Market Fund          (e)                29,385        29,385
                                                                         ------------
   Total Investment Company
      (Cost $29,385)                                                           29,385
                                                                         ------------

                                                             PRINCIPAL
                                                               AMOUNT
                                                            -----------
   REPURCHASE AGREEMENTS (1.5%)

   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $4,557,001
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $4,582,846 and a Market
      Value of $4,646,244)                    (e)           $ 4,554,970     4,554,970
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,594,957
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and
      maturity dates between
      12/17/07-11/21/99, with a
      Principal Amount of $8,114,248
      and a Market Value of
      $1,657,841)                             (e)             1,594,239     1,594,239
                                                                         ------------
      Total Repurchase Agreements
         (Cost $6,149,209)                                                  6,149,209
                                                                         ------------
   TIME DEPOSITS (17.5%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                     (e)             3,188,478     3,188,478
   Bank of Nova Scotia
      5.00%, due 10/24/07                     (e)             3,188,478     3,188,478
   Barclays

      5.33%, due 11/6/07                 (e)             3,188,478     3,188,478
   BNP Paribas
      5.20%, due 10/1/07                 (e)            10,931,929    10,931,929
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (e)             6,832,455     6,832,455
   Deutsche Bank AG
      5.325%, due 11/6/07                (e)             7,287,952     7,287,952
   Dexia Group
      4.895%, due 10/2/07                (e)             5,921,461     5,921,461
   National Australia Bank
      5.125%, due 10/1/07                (e)             6,832,455     6,832,455
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (e)             3,188,479     3,188,479
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (e)             2,732,982     2,732,982
      5.188%, due 10/1/07                (e)             2,277,485     2,277,485
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (e)             3,188,479     3,188,479
      5.20%, due 10/1/07                 (e)             8,198,946     8,198,946
   Swedbank AB
      5.31%, due 10/1/07                 (e)             2,277,485     2,277,485
                                                                    ------------
   Total Time Deposits
      (Cost $69,235,542)                                              69,235,542
                                                                    ------------
   Total Short-Term Investments
      (Cost $104,173,059)                                            104,173,059
                                                                    ------------
   Total Investments
      (Cost $364,249,773)                (f)                 122.0%  483,374,808(g)
   Liabilities in Excess of
      Cash and Other Assets                                  (22.0)  (87,053,672)
                                                       -----------  ------------
   Net Assets                                                100.0% $396,321,136
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  The cost for federal income tax purposes is $364,572,126.

(g) At September 30, 2007 net unrealized appreciation was $118,802,682, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $122,741,662 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,938,980.

MAINSTAY VP MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                 +++        September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (92.1%)                 +
   AEROSPACE & DEFENSE (2.1%)
   Raytheon Co.                                            167,100  $ 10,664,322
                                                                    ------------
   AIRLINES (0.5%)
   Delta Air Lines, Inc.                 (a)               128,300     2,302,985
                                                                    ------------
   AUTO COMPONENTS (0.1%)
   WABCO Holdings, Inc.                                     15,033       702,793
                                                                    ------------
   BUILDING PRODUCTS (0.3%)
   American Standard Cos., Inc.                             45,100     1,606,462
                                                                    ------------
   CAPITAL MARKETS (2.6%)
   E*TRADE Financial Corp.               (a)               531,500     6,941,390
   Investment Technology Group, Inc.     (a)               142,400     6,120,352
                                                                    ------------
                                                                      13,061,742
                                                                    ------------
   CHEMICALS (3.4%)
   Arch Chemicals, Inc.                                    118,400     5,550,592
   Chemtura Corp.                                          698,900     6,213,221
   Olin Corp.                                              229,275     5,131,174
                                                                    ------------
                                                                      16,894,987
                                                                    ------------
   COMMERCIAL BANKS (5.6%)
   KeyCorp                                                 213,200     6,892,756
   Marshall & Ilsley Corp.                                 219,073     9,588,825
&  PNC Financial Services Group, Inc.                      165,000    11,236,500
                                                                    ------------
                                                                      27,718,081
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES (3.5%)
   Avery Dennison Corp.                                    129,100     7,361,282
   Pitney Bowes, Inc.                                      217,800     9,892,476
                                                                    ------------
                                                                      17,253,758
                                                                    ------------
   COMPUTERS & PERIPHERALS (1.0%)
   Emulex Corp.                          (a)               255,700     4,901,769
                                                                    ------------
   CONSUMER FINANCE (1.2%)
   SLM Corp.                                               115,500     5,736,885
                                                                    ------------
   CONTAINERS & PACKAGING (1.5%)
   Ball Corp.                                              139,700     7,508,875
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (0.2%)
   Windstream Corp.                                         51,903       732,870
                                                                    ------------

   ELECTRIC UTILITIES (4.2%)
&  Edison International                                    239,400    13,274,730
   Pepco Holdings, Inc.                                    278,200     7,533,656
                                                                    ------------
                                                                      20,808,386
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
   Ingram Micro, Inc. Class A            (a)                16,800       329,448
   Molex, Inc. Class A                                     243,400     6,172,624
                                                                    ------------
                                                                       6,502,072
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES (4.6%)
   BJ Services Co.                       (b)               241,200     6,403,860
   Diamond Offshore Drilling, Inc.                          42,800     4,848,812
   ENSCO International, Inc.                                95,400     5,351,940
   GlobalSantaFe Corp.                                      82,700     6,286,854
                                                                    ------------
                                                                      22,891,466
                                                                    ------------
   FOOD & STAPLES RETAILING (2.5%)
&  Kroger Co. (The)                                        441,000    12,577,320
                                                                    ------------
   FOOD PRODUCTS (1.7%)
   General Mills, Inc.                                     134,900     7,825,549
   J.M. Smucker Co. (The)                                   15,800       844,036
                                                                    ------------
                                                                       8,669,585
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (3.8%)
   Coventry Health Care, Inc.            (a)               119,600     7,440,316
&  Quest Diagnostics, Inc.               (b)               198,400    11,461,568
                                                                    ------------
                                                                      18,901,884
                                                                    ------------
   HOUSEHOLD DURABLES (1.1%)
   Centex Corp.                          (b)               196,000     5,207,720
                                                                    ------------
   INSURANCE (8.0%)
   Aspen Insurance Holdings, Ltd.        (b)               380,000    10,605,800
&  Genworth Financial, Inc. Class A                        490,800    15,082,285
   PartnerRe, Ltd.                       (b)               118,500     9,360,315
   SAFECO Corp.                          (b)                73,700     4,511,914
                                                                    ------------
                                                                      39,560,314
                                                                    ------------
   IT SERVICES (2.5%)
   Affiliated Computer Services, Inc.
      Class A                            (a)               151,000     7,586,240
   Computer Sciences Corp.               (a)                87,200     4,874,480
                                                                    ------------
                                                                      12,460,720
                                                                    ------------
   MACHINERY (3.4%)
   Joy Global, Inc.                                        100,500     5,111,430
   Pentair, Inc.                         (b)               267,000     8,859,060
   Timken Co. (The)                                         77,200     2,867,980
                                                                    ------------
                                                                      16,838,470
                                                                    ------------
   MEDIA (4.9%)
   Cinemark Holdings, Inc.               (b)               143,500     2,663,360
   Gannett Co., Inc.                                       185,700     8,115,090
   Getty Images, Inc.                    (a)               201,000     5,595,840
   Idearc, Inc.                                            246,600     7,760,502
                                                                    ------------
                                                                      24,134,792
                                                                    ------------

   METALS & MINING (2.5%)
&  Teck Cominco, Ltd. Class B                 (b)               265,400    12,662,234
                                                                         ------------
   MULTI-UTILITIES (2.7%)
   Ameren Corp.                               (b)               128,600     6,751,500
   PG&E Corp.                                                   142,594     6,815,993
                                                                         ------------
                                                                           13,567,493
                                                                         ------------
   OIL, GAS & CONSUMABLE FUELS (3.9%)
   Hess Corp.                                                   152,500    10,145,825
   Spectra Energy Corp.                       (b)               381,200     9,331,776
                                                                         ------------
                                                                           19,477,601
                                                                         ------------
   PHARMACEUTICALS (6.7%)
&  Barr Pharmaceuticals, Inc.                 (a)               205,700    11,706,387
   Forest Laboratories, Inc.                  (a)               230,200     8,584,158
&  Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                           (c)               286,800    12,753,996
                                                                         ------------
                                                                           33,044,541
                                                                         ------------
   REAL ESTATE INVESTMENT TRUSTS (2.7%)
   Douglas Emmett, Inc.                                         163,800     4,050,774
   General Growth Properties, Inc.            (b)                79,000     4,235,980
   Highwoods Properties, Inc.                 (b)               140,900     5,166,803
                                                                         ------------
                                                                           13,453,557
                                                                         ------------
   ROAD & RAIL (1.0%)
   CSX Corp.                                                   120,300      5,140,419
                                                                         ------------
   SPECIALTY RETAIL (6.7%)
   Bed Bath & Beyond, Inc.                    (a)(b)            149,100     5,087,292
   Gap, Inc. (The)                                              416,900     7,687,636
&  TJX Cos., Inc.                                               378,800    11,011,716
   Williams-Sonoma, Inc.                      (b)               288,200     9,401,084
                                                                         ------------
                                                                           33,187,728
                                                                         ------------
   THRIFTS & MORTGAGE FINANCE (5.2%)
   NewAlliance Bancshares, Inc.               (b)               572,000     8,396,960
&  PMI Group, Inc. (The)                                        400,600    13,099,620
   Sovereign Bancorp, Inc.                    (b)               245,918     4,190,443
                                                                         ------------
                                                                           25,687,023
                                                                         ------------
   TRADING COMPANIES & DISTRIBUTORS (0.7%)
   WESCO International, Inc.                  (a)(b)             86,300     3,705,722
                                                                         ------------
   Total Common Stocks
      (Cost $418,900,471)                                                 457,564,576
                                                                         ------------
   INVESTMENT COMPANY (2.0%)
   iShares Russell Midcap Value
      Index Fund                              (d)                65,500     9,910,150
                                                                         ------------
   Total Investment Company
      (Cost $8,451,378)                                                     9,910,150
                                                                         ------------

                                                             NUMBER OF
                                                             CONTRACTS
                                                            -----------
   PURCHASED CALL OPTION (0.0%)               ++
   PHARMACEUTICALS (0.0%)                     ++

   Forest Laboratories, Inc.
      Strike Price $35.00
      Expire 1/19/08                                             35,200        65,120
                                                                         ------------
   Total Purchased Call Option
      (Premium $124,256)                                                       65,120
                                                                         ------------

                                                             PRINCIPAL
                                                               AMOUNT
                                                            -----------
   SHORT-TERM INVESTMENTS (22.9%)

   COMMERCIAL PAPER (6.4%)
   American General Finance Corp.
      4.90%, due 10/10/07                                   $ 4,000,000     3,995,099
   Bayerische Landesbank Girozentrale NY
      5.04%, due 10/10/07                                     5,000,000     4,993,700
   Electricite De France
      4.85%, due 10/23/07                                     3,000,000     2,991,108
   National Australia Funding Delaware, Inc.
      4.70%, due 10/3/07                      (e)             5,000,000     4,998,695
   Royal Bank of Scotland
      4.95%, due 10/3/07                                      5,000,000     4,998,626
   Societe Generale North America, Inc.
      5.05%, due 10/1/07                                      5,735,000     5,734,999
   Toyota Motor Credit Corp.
      4.75%, due 10/11/07                                     4,000,000     3,994,723
                                                                         ------------
   Total Commercial Paper
      (Cost $31,706,950)                                                   31,706,950
                                                                         ------------

                                                               SHARES
                                                            -----------
   INVESTMENT COMPANY (0.0%)                  ++
   Reserve Primary Money Market Fund          (f)                32,079        32,079
                                                                         ------------
   Total Investment Company
      (Cost $32,079)                                                           32,079
                                                                         ------------

                                                             PRINCIPAL
                                                               AMOUNT
                                                            -----------
   REPURCHASE AGREEMENTS (1.3%)

   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $4,974,801
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and
      maturity dates between
      11/1/09-2/1/37, with a Principal
      Amount of $5,003,016 and a
      Market Value of $5,072,226)             (f)           $ 4,972,584     4,972,584
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,741,188
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $8,858,188 and a Market Value of
      $1,809,837)                             (f)             1,740,404     1,740,404
                                                                         ------------
   Total Repurchase Agreements
      (Cost $6,712,988)                                                     6,712,988
                                                                         ------------

   TIME DEPOSITS (15.2%)
   Banco Bilbao Vizcaya Argentaria S.A.

      5.45%, due 11/19/07                (f)             3,480,809     3,480,809
   Bank of Nova Scotia
      5.00%, due 10/24/07                (f)             3,480,809     3,480,809
   Barclays
      5.33%, due 11/6/07                 (f)             3,480,809     3,480,809
   BNP Paribas
      5.20%, due 10/1/07                 (f)            11,934,201    11,934,201
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (f)             7,458,876     7,458,876
   Deutsche Bank AG
      5.325%, due 11/6/07                (f)             7,956,134     7,956,134
   Dexia Group
      4.895%, due 10/2/07                (f)             6,464,358     6,464,358
   National Australia Bank
      5.125%, due 10/1/07                (f)             7,458,875     7,458,875
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (f)             3,480,809     3,480,809
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (f)             2,983,550     2,983,550
      5.188%, due 10/1/07                (f)             2,486,292     2,486,292
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (f)             3,480,809     3,480,809
      5.20%, due 10/1/07                 (f)             8,950,651     8,950,651
   Swedbank AB
      5.31%, due 10/1/07                 (f)             2,486,292     2,486,292
                                                                    ------------
   Total Time Deposits
      (Cost $75,583,274)                                              75,583,274
                                                                    ------------
   Total Short-Term Investments
      (Cost $114,035,291)                                            114,035,291
                                                                    ------------
   Total Investments
      (Cost $541,511,396)                (g)                 117.0%  581,575,137(h)
   Liabilities in Excess of
      Cash and Other Assets                                  (17.0)  (84,459,663)
                                                       -----------  ------------
   Net Assets                                                100.0% $497,115,474
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  The cost for federal income tax purposes is $541,459,533.

(h) At September 30, 2007 net unrealized appreciation was $40,115,604, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $62,591,720 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $22,476,116.

MAINSTAY VP MODERATE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                               SHARES        VALUE
                                                            -----------  ------------
   AFFILIATED INVESTMENT COMPANIES (99.9%)    +

   EQUITY FUNDS (60.4%)
   MainStay Growth Equity Fund Class I        (a)               793,328  $ 10,114,935
   MainStay ICAP Equity Fund Class I                            321,062    15,687,110
   MainStay ICAP International Fund
      Class I                                                   350,714    15,410,374
   MainStay VP Capital Appreciation
      Portfolio Initial Class                                    42,322     1,180,337
   MainStay VP Common Stock Portfolio
      Initial Class                                             916,926    24,309,992
   MainStay VP ICAP Select Equity
      Portfolio Initial Class                                 1,798,219    27,584,477
   MainStay VP International Equity
      Portfolio Initial Class                                   502,059    10,118,655
   MainStay VP Large Cap Growth
      Portfolio Initial Class                 (a)             2,503,350    36,771,001
   MainStay VP S&P 500 Index Portfolio
      Initial Class                                             348,680    11,013,260
                                                                         ------------
                                                                          152,190,141
                                                                         ------------
   FIXED INCOME FUNDS (39.5%)
   MainStay VP Bond Portfolio Initial
      Class                                   (a)             5,298,226    74,529,497
   MainStay VP Floating Rate Portfolio
      Initial Class                           (a)             1,291,537    12,412,492
   MainStay VP High Yield Corporate
      Bond Portfolio Initial Class                            1,148,015    12,403,105
                                                                         ------------
                                                                           99,345,094
                                                                         ------------
   Total Affiliated Investment Companies
      (Cost $229,917,693)                     (b)                  99.9%  251,535,235(c)
   Cash and Other Assets,
      Less Liabilities                                              0.1       253,032
                                                            -----------  ------------
   Net Assets                                                     100.0% $251,788,267
                                                            ===========  ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.

(b)  The cost for federal income tax purposes is $230,412,442.

(c) At September 30, 2007 net unrealized appreciation was $21,122,793 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $21,902,731 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $779,938.

MAINSTAY VP MODERATE GROWTH ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                               SHARES        VALUE
                                                            -----------  ------------
   AFFILIATED INVESTMENT COMPANIES (99.9%)    +
   EQUITY FUNDS (80.0%)
   MainStay Growth Equity Fund Class I        (a)             1,310,167  $ 16,704,629
   MainStay ICAP Equity Fund Class I                            358,652    17,523,732
   MainStay ICAP International Fund
      Class I                                                   666,638    29,292,085
   MainStay VP Capital Appreciation
      Portfolio Initial Class                                   296,537     8,270,348
   MainStay VP Common Stock Portfolio
      Initial Class                           (a)             2,026,830    53,736,297
   MainStay VP ICAP Select Equity
      Portfolio Initial Class                 (a)             2,770,251    42,495,350
   MainStay VP International Equity
      Portfolio Initial Class                 (a)               969,354    19,536,649
   MainStay VP Large Cap Growth
      Portfolio Initial Class                 (a)             3,885,576    57,074,134
   MainStay VP S&P 500 Index Portfolio
      Initial Class                                             421,760    13,321,556
                                                                         ------------
                                                                          257,954,780
                                                                         ------------
   FIXED INCOME FUNDS (19.9%)
   MainStay VP Bond Portfolio Initial
      Class                                   (a)             2,282,922    32,113,583
   MainStay VP Floating Rate Portfolio
      Initial Class                           (a)             1,669,510    16,045,046
   MainStay VP High Yield Corporate
      Bond Portfolio Initial Class                            1,483,985    16,032,915
                                                                         ------------
                                                                           64,191,544
                                                                         ------------
   Total Affiliated Investment Companies
      (Cost $290,666,900)                     (b)                  99.9%  322,146,324(c)
   Cash and Other Assets,
      Less Liabilities                                              0.1       453,221
                                                            -----------  ------------
   Net Assets                                                     100.0% $322,599,545
                                                            ===========  ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.

(b)  The cost for federal income tax purposes is $291,106,664.

(c) At September 30, 2007 net unrealized appreciation was $31,039,660 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $31,855,710 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $816,050.

MAINSTAY VP S&P 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS                 +++        September 30, 2007 unaudited

                                                          SHARES         VALUE
                                                       -----------  --------------
   COMMON STOCKS (98.6%)                 +
   AEROSPACE & DEFENSE (2.8%)
   Boeing Co. (The)                                         89,255  $    9,370,882
   General Dynamics Corp.                                   46,232       3,905,217
   Goodrich Corp.                                           13,992         954,674
   Honeywell International, Inc.                            85,177       5,065,476
   L-3 Communications Holdings, Inc.     (a)                14,116       1,441,808
   Lockheed Martin Corp.                                    39,485       4,283,728
   Northrop Grumman Corp.                                   39,149       3,053,622
   Precision Castparts Corp.                                15,700       2,323,286
   Raytheon Co.                                             49,864       3,182,320
   Rockwell Collins, Inc.                                   18,814       1,374,175
   United Technologies Corp.                               113,017       9,095,608
                                                                    --------------
                                                                        44,050,796
                                                                    --------------
   AIR FREIGHT & LOGISTICS (0.9%)
   C.H. Robinson Worldwide, Inc.         (a)                19,854       1,077,874
   FedEx Corp.                                              35,185       3,685,629
   United Parcel Service, Inc. Class B                     119,643       8,985,189
                                                                    --------------
                                                                        13,748,692
                                                                    --------------
   AIRLINES (0.1%)
   Southwest Airlines Co.                                   85,098       1,259,450
                                                                    --------------
   AUTO COMPONENTS (0.2%)
   Goodyear Tire & Rubber Co. (The)      (b)                23,467         713,631
   Johnson Controls, Inc.                                   22,568       2,665,506
                                                                    --------------
                                                                         3,379,137
                                                                    --------------
   AUTOMOBILES (0.4%)
   Ford Motor Co.                        (a)(b)            239,179       2,030,630
   General Motors Corp.                  (a)                64,510       2,367,517
   Harley-Davidson, Inc.                 (a)                28,608       1,321,976
                                                                    --------------
                                                                         5,720,123
                                                                    --------------
   BEVERAGES (2.2%)
   Anheuser-Busch Cos., Inc.                                85,387       4,268,496
   Brown-Forman Corp. Class B                                9,873         739,586
   Coca-Cola Co. (The)                                     226,692      13,027,989
   Coca-Cola Enterprises, Inc.                              32,431         785,479
   Constellation Brands, Inc. Class A    (a)(b)             21,958         531,603
   Molson Coors Brewing Co. Class B                          7,765         773,938
   Pepsi Bottling Group, Inc. (The)                         15,974         593,754
   PepsiCo, Inc.                                           184,104      13,487,459
                                                                    --------------
                                                                        34,208,304
                                                                    --------------
   BIOTECHNOLOGY (1.2%)
   Amgen, Inc.                           (b)               123,378       6,979,493

   Biogen Idec, Inc.                          (b)                32,852       2,179,073
   Celgene Corp.                              (b)                43,588       3,108,260
   Genzyme Corp.                              (b)                29,850       1,849,506
   Gilead Sciences, Inc.                      (b)               105,926       4,329,196
                                                                         --------------
                                                                             18,445,528
                                                                         --------------
   BUILDING PRODUCTS (0.1%)
   American Standard Cos., Inc.                                  20,664         736,052
   Masco Corp.                                                   41,809         968,715
                                                                         --------------
                                                                              1,704,767
                                                                         --------------
   CAPITAL MARKETS (3.3%)
   American Capital Strategies, Ltd.          (a)                21,400         914,422
   Ameriprise Financial, Inc.                                    26,789       1,690,654
   Bank of New York Mellon Corp. (The)                          129,534       5,717,631
   Bear Stearns Cos., Inc. (The)              (a)                13,242       1,626,250
   Charles Schwab Corp. (The)                                   107,090       2,313,144
   E*TRADE Financial Corp.                    (b)                48,047         627,494
   Federated Investors, Inc. Class B                             10,249         406,885
   Franklin Resources, Inc.                                      18,478       2,355,945
   Goldman Sachs Group, Inc. (The)                               46,300      10,035,062
   Janus Capital Group, Inc.                  (a)                18,021         509,634
   Legg Mason, Inc.                                              15,136       1,275,813
   Lehman Brothers Holdings, Inc.                                60,572       3,739,110
   Merrill Lynch & Co., Inc.                                     98,246       7,002,975
   Morgan Stanley                                               119,894       7,553,322
   Northern Trust Corp.                                          21,845       1,447,668
   State Street Corp.                                            44,375       3,024,600
   T. Rowe Price Group, Inc.                                     30,039       1,672,872
                                                                         --------------
                                                                             51,913,481
                                                                         --------------
   CHEMICALS (1.7%)
   Air Products & Chemicals, Inc.                                24,528       2,397,857
   Ashland, Inc.                                                  6,438         387,632
   Dow Chemical Co. (The)                                       108,138       4,656,422
   E.I. du Pont de Nemours & Co.                                104,662       5,187,049
   Eastman Chemical Co.                                           9,530         635,937
   Ecolab, Inc.                                                  20,081         947,823
   Hercules, Inc.                                                12,294         258,420
   International Flavors & Fragrances, Inc.                      10,193         538,802
   Monsanto Co.                                                  62,169       5,330,370
   PPG Industries, Inc.                                          18,615       1,406,363
   Praxair, Inc.                                                 36,371       3,046,435
   Rohm & Haas Co.                                               15,623         869,732
   Sigma-Aldrich Corp.                                           15,005         731,344
                                                                         --------------
                                                                             26,394,186
                                                                         --------------
   COMMERCIAL BANKS (3.4%)
   BB&T Corp.                                                    62,911       2,540,975
   Comerica, Inc.                                                17,840         914,835
   Commerce Bancorp, Inc.                     (a)                21,700         841,526
   Fifth Third Bancorp                        (a)                60,968       2,065,596
   First Horizon National Corp.               (a)                13,901         370,601
   Huntington Bancshares, Inc.                                   41,420         703,312
   KeyCorp                                                       44,841       1,449,710
   M&T Bank Corp.                                                 8,781         908,394
   Marshall & Ilsley Corp.                                       30,399       1,330,564

   National City Corp.                                      72,112       1,809,290
   PNC Financial Services Group, Inc.                       39,042       2,658,760
   Regions Financial Corp.               (a)                80,104       2,361,466
   SunTrust Banks, Inc.                                     39,800       3,011,666
   Synovus Financial Corp.                                  37,333       1,047,191
   U.S. Bancorp                                            196,688       6,398,261
   Wachovia Corp.                                          216,967      10,880,895
   Wells Fargo & Co.                                       380,554      13,555,333
   Zions Bancorp.                                           12,466         856,040
                                                                    --------------
                                                                        53,704,415
                                                                    --------------
   COMMERCIAL SERVICES & SUPPLIES (0.5%)
   Allied Waste Industries, Inc.         (b)                32,867         419,054
   Avery Dennison Corp.                                     12,141         692,280
   Cintas Corp.                                             15,324         568,520
   Equifax, Inc.                                            16,524         629,895
   Monster Worldwide, Inc.               (b)                15,097         514,204
   Pitney Bowes, Inc.                                       24,885       1,130,277
   R.R. Donnelley & Sons Co.                                25,315         925,516
   Robert Half International, Inc.                          19,235         574,357
   Waste Management, Inc.                                   58,880       2,222,131
                                                                    --------------
                                                                         7,676,234
                                                                    --------------
   COMMUNICATIONS EQUIPMENT (2.9%)
   Avaya, Inc.                           (b)                51,395         871,659
   Ciena Corp.                           (a)(b)              9,502         361,836
&  Cisco Systems, Inc.                   (b)               693,899      22,974,996
   Corning, Inc.                                           179,200       4,417,280
   JDS Uniphase Corp.                    (a)(b)             23,691         354,417
   Juniper Networks, Inc.                (b)                58,314       2,134,876
   Motorola, Inc.                                          263,326       4,879,431
   QUALCOMM, Inc.                                          190,581       8,053,953
   Tellabs, Inc.                         (b)                50,394         479,751
                                                                    --------------
                                                                        44,528,199
                                                                    --------------
   COMPUTERS & PERIPHERALS (4.3%)
   Apple, Inc.                           (b)                99,037      15,206,141
   Dell, Inc.                            (b)               258,367       7,130,929
   EMC Corp.                             (b)               238,736       4,965,709
   Hewlett-Packard Co.                                     293,715      14,624,070
   International Business Machines Corp.                   154,933      18,251,107
   Lexmark International, Inc. Class A   (b)                10,829         449,728
   NCR Corp.                             (b)                20,319       1,011,886
   Network Appliance, Inc.               (b)                40,560       1,091,470
   QLogic Corp.                          (b)                18,223         245,099
   SanDisk Corp.                         (b)                25,902       1,427,200
   Sun Microsystems, Inc.                (a)(b)            403,061       2,261,172
                                                                    --------------
                                                                        66,664,511
                                                                    --------------
   CONSTRUCTION & ENGINEERING (0.1%)
   Fluor Corp.                                              10,013       1,441,672
                                                                    --------------
   CONSTRUCTION MATERIALS (0.1%)
   Vulcan Materials Co.                  (a)                10,799         962,731
                                                                    --------------
   CONSUMER FINANCE (0.9%)
   American Express Co.                                    135,001       8,015,009

   Capital One Financial Corp.                                   47,588       3,161,271
   Discover Financial Services                (b)                54,347       1,130,418
   SLM Corp.                                                     46,652       2,317,205
                                                                         --------------
                                                                             14,623,903
                                                                         --------------
   CONTAINERS & PACKAGING (0.2%)
   Ball Corp.                                                    11,717         629,789
   Bemis Co., Inc.                                               11,801         343,527
   Pactiv Corp.                               (b)                14,742         422,506
   Sealed Air Corp.                                              18,279         467,211
   Temple-Inland, Inc.                                           11,873         624,876
                                                                         --------------
                                                                              2,487,909
                                                                         --------------
   DISTRIBUTORS (0.1%)
   Genuine Parts Co.                                             19,339         966,950
                                                                         --------------
   DIVERSIFIED CONSUMER SERVICES (0.1%)
   Apollo Group, Inc. Class A                 (b)                16,210         975,032
   H&R Block, Inc.                                               36,194         766,589
                                                                         --------------
                                                                              1,741,621
                                                                         --------------
   DIVERSIFIED FINANCIAL SERVICES (4.9%)
&  Bank of America Corp.                                        505,231      25,397,962
   CIT Group, Inc.                                               21,868         879,094
&  Citigroup, Inc.                                              566,382      26,433,048
   CME Group, Inc.                                                6,070       3,565,215
   IntercontinentalExchange, Inc.             (b)                 6,300         956,970
   JPMorgan Chase & Co.                                         385,281      17,653,575
   Leucadia National Corp.                    (a)                18,700         901,714
   Moody's Corp.                                                 24,881       1,254,002
                                                                         --------------
                                                                             77,041,580
                                                                         --------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (3.1%)
&  AT&T, Inc.                                                   694,446      29,382,010
   CenturyTel, Inc.                                              12,565         580,754
   Citizens Communications Co.                (a)                38,376         549,544
   Embarq Corp.                                                  17,173         954,819
   Qwest Communications International, Inc.   (a)(b)            181,995       1,667,074
   Verizon Communications, Inc.                                 330,668      14,641,979
   Windstream Corp.                                              53,311         752,751
                                                                         --------------
                                                                             48,528,931
                                                                         --------------
   ELECTRIC UTILITIES (1.8%)
   Allegheny Energy, Inc.                     (b)                18,904         987,923
   American Electric Power Co., Inc.                             45,497       2,096,502
   Duke Energy Corp.                                            142,918       2,671,137
   Edison International                                          36,729       2,036,623
   Entergy Corp.                                                 22,483       2,434,684
   Exelon Corp.                                                  76,802       5,787,799
   FirstEnergy Corp.                                             34,668       2,195,871
   FPL Group, Inc.                                               46,357       2,822,214
   Pinnacle West Capital Corp.                                   11,249         444,448
   PPL Corp.                                                     43,649       2,020,949
   Progress Energy, Inc.                                         29,136       1,365,022
   Southern Co. (The)                                            86,193       3,127,082
                                                                         --------------
                                                                             27,990,254
                                                                         --------------

   ELECTRICAL EQUIPMENT (0.5%)
   Cooper Industries, Ltd. Class A                                20,823       1,063,847
   Emerson Electric Co.                                           90,485       4,815,612
   Rockwell Automation, Inc.                                      17,377       1,207,875
                                                                          --------------
                                                                               7,087,334
                                                                          --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   Agilent Technologies, Inc.                  (b)                44,060       1,624,933
   Jabil Circuit, Inc.                                            23,611         539,275
   Molex, Inc.                                 (a)                15,947         429,453
   Solectron Corp.                             (b)               102,951         401,509
   Tektronix, Inc.                                                 8,625         239,258
   Tyco Electronics, Ltd.                      (b)                56,335       1,995,949
                                                                          --------------
                                                                               5,230,377
                                                                          --------------
   ENERGY EQUIPMENT & SERVICES (2.4%)
   Baker Hughes, Inc.                                             36,161       3,267,870
   BJ Services Co.                                                33,498         889,372
   ENSCO International, Inc.                                      17,039         955,888
   Halliburton Co.                                               101,334       3,891,226
   Nabors Industries, Ltd.                     (b)                31,993         984,425
   National Oilwell Varco, Inc.                (b)                20,245       2,925,403
   Noble Corp.                                                    30,386       1,490,433
   Rowan Cos., Inc.                                               12,311         450,336
   Schlumberger, Ltd.                                            135,695      14,247,975
   Smith International, Inc.                                      22,554       1,610,356
   Transocean, Inc.                            (b)                32,734       3,700,579
   Weatherford International, Ltd.             (b)                38,307       2,573,464
                                                                          --------------
                                                                              36,987,327
                                                                          --------------
   FOOD & STAPLES RETAILING (2.3%)
   Costco Wholesale Corp.                                         49,886       3,061,504
   CVS Caremark Corp.                                            168,639       6,683,164
   Kroger Co. (The)                                               80,163       2,286,249
   Safeway, Inc.                                                  50,007       1,655,732
   SUPERVALU, Inc.                                                23,834         929,764
   Sysco Corp.                                                    69,557       2,475,534
   Walgreen Co.                                                  113,385       5,356,307
   Wal-Mart Stores, Inc.                                         273,426      11,935,045
   Whole Foods Market, Inc.                    (a)                15,931         779,982
                                                                          --------------
                                                                              35,163,281
                                                                          --------------
   FOOD PRODUCTS (1.4%)
   Archer-Daniels-Midland Co.                                     73,806       2,441,502
   Campbell Soup Co.                                              25,633         948,421
   ConAgra Foods, Inc.                                            56,459       1,475,274
   Dean Foods Co.                                                 15,029         384,442
   General Mills, Inc.                                            37,559       2,178,798
   H.J. Heinz Co.                                                 36,754       1,698,035
   Hershey Co. (The)                           (a)                19,281         894,831
   Kellogg Co.                                                    30,611       1,714,216
   Kraft Foods, Inc. Class A                                     179,557       6,196,512
   McCormick & Co., Inc.                                          14,831         533,471
   Sara Lee Corp.                                                 82,506       1,377,025
   Tyson Foods, Inc. Class A                                      31,309         558,866
   Wm. Wrigley Jr. Co.                                            24,683       1,585,389
                                                                          --------------
                                                                              21,986,782
                                                                          --------------

   GAS UTILITIES (0.1%)
   Nicor, Inc.                                (a)            5,038         216,130
   Questar Corp.                                            19,360       1,016,981
                                                                    --------------
                                                                         1,233,111
                                                                    --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
   Bausch & Lomb, Inc.                                       6,077         388,928
   Baxter International, Inc.                               73,418       4,131,965
   Becton, Dickinson & Co.                                  27,810       2,281,811
   Boston Scientific Corp.                    (a)(b)       152,617       2,129,007
   C.R. Bard, Inc.                                          11,665       1,028,736
   Covidien, Ltd.                             (b)           56,335       2,337,903
   Hospira, Inc.                              (b)           17,687         733,126
   Medtronic, Inc.                                         129,134       7,284,449
   St. Jude Medical, Inc.                     (b)           38,361       1,690,569
   Stryker Corp.                                            27,021       1,857,964
   Varian Medical Systems, Inc.               (b)           14,419         604,012
   Zimmer Holdings, Inc.                      (b)           26,912       2,179,603
                                                                    --------------
                                                                        26,648,073
                                                                    --------------
   HEALTH CARE PROVIDERS & SERVICES (2.2%)
   Aetna, Inc.                                              58,369       3,167,686
   AmerisourceBergen Corp.                                  20,411         925,231
   Cardinal Health, Inc.                                    41,473       2,593,307
   CIGNA Corp.                                              32,595       1,736,988
   Coventry Health Care, Inc.                 (b)           17,891       1,112,999
   Express Scripts, Inc.                      (b)           30,636       1,710,102
   Humana, Inc.                               (b)           19,080       1,333,310
   Laboratory Corp. of America Holdings       (b)           13,328       1,042,649
   Manor Care, Inc.                                          8,273         532,781
   McKesson Corp.                                           33,645       1,977,990
   Medco Health Solutions, Inc.               (b)           30,837       2,787,356
   Patterson Cos., Inc.                       (b)           15,438         596,061
   Quest Diagnostics, Inc.                                  18,232       1,053,263
   Tenet Healthcare Corp.                     (a)(b)        53,056         178,268
   UnitedHealth Group, Inc.                                150,851       7,305,714
   WellPoint, Inc.                            (b)           68,800       5,429,696
                                                                    --------------
                                                                        33,483,401
                                                                    --------------
   HEALTH CARE TECHNOLOGY (0.0%)              ++
   IMS Health, Inc.                                         22,474         688,603
                                                                    --------------
   HOTELS, RESTAURANTS & LEISURE (1.6%)
   Carnival Corp.                                           49,670       2,405,518
   Darden Restaurants, Inc.                                 16,433         687,885
   Harrah's Entertainment, Inc.                             21,236       1,846,045
   Hilton Hotels Corp.                                      44,233       2,056,392
   International Game Technology                            38,127       1,643,274
   Marriott International, Inc. Class A                     36,388       1,581,786
   McDonald's Corp.                                        135,348       7,372,406
   Starbucks Corp.                            (b)           84,943       2,225,507
   Starwood Hotels & Resorts Worldwide, Inc.                23,889       1,451,257
   Wendy's International, Inc.                               9,850         343,864
   Wyndham Worldwide Corp.                                  20,738         679,377
   Yum! Brands, Inc.                                        59,618       2,016,877
                                                                    --------------
                                                                        24,310,188
                                                                    --------------

   HOUSEHOLD DURABLES (0.5%)
   Black & Decker Corp.                                      7,384         615,087
   Centex Corp.                               (a)           13,375         355,374
   D.R. Horton, Inc.                          (a)           30,755         393,972
   Fortune Brands, Inc.                                     17,241       1,404,969
   Harman International Industries, Inc.                     7,356         636,441
   KB Home                                    (a)            8,755         219,400
   Leggett & Platt, Inc.                                    20,348         389,868
   Lennar Corp. Class A                                     15,454         350,033
   Newell Rubbermaid, Inc.                                  31,186         898,781
   Pulte Homes, Inc.                          (a)           23,838         324,435
   Snap-on, Inc.                                             6,385         316,313
   Stanley Works (The)                                       9,513         533,965
   Whirlpool Corp.                                           8,770         781,407
                                                                    --------------
                                                                         7,220,045
                                                                    --------------
   HOUSEHOLD PRODUCTS (2.2%)
   Clorox Co. (The)                                         15,776         962,178
   Colgate-Palmolive Co.                                    58,152       4,147,401
   Kimberly-Clark Corp.                                     48,411       3,401,357
&  Procter & Gamble Co. (The)                              355,537      25,008,473
                                                                    --------------
                                                                        33,519,409
                                                                    --------------
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (0.5%)
   AES Corp. (The)                            (b)           75,743       1,517,890
   Constellation Energy Group, Inc.                         20,428       1,752,518
   Dynegy, Inc. Class A                       (b)           56,465         521,737
   TXU Corp.                                                52,569       3,599,399
                                                                    --------------
                                                                         7,391,544
                                                                    --------------
   INDUSTRIAL CONGLOMERATES (3.9%)
   3M Co.                                                   81,671       7,642,772
&  General Electric Co.                                  1,167,753      48,344,974
   Textron, Inc.                                            28,462       1,770,621
   Tyco International, Ltd.                                 56,335       2,497,894
                                                                    --------------
                                                                        60,256,261
                                                                    --------------
   INSURANCE (4.5%)
   ACE, Ltd.                                                37,506       2,271,738
   AFLAC, Inc.                                              55,864       3,186,483
   Allstate Corp. (The)                                     66,595       3,808,568
   Ambac Financial Group, Inc.                (a)           11,639         732,209
   American International Group, Inc.                      291,988      19,752,988
   Aon Corp.                                                33,764       1,512,965
   Assurant, Inc.                                           11,324         605,834
   Chubb Corp. (The)                                        44,794       2,402,750
   Cincinnati Financial Corp.                               19,507         844,848
   Genworth Financial, Inc. Class A                         50,221       1,543,291
   Hartford Financial Services
      Group, Inc. (The)                                     36,232       3,353,272
   Lincoln National Corp.                                   30,826       2,033,591
   Loews Corp.                                              50,543       2,443,754
   Marsh & McLennan Cos., Inc.                              61,777       1,575,314
   MBIA, Inc.                                 (a)           14,462         882,905
   MetLife, Inc.                                            84,364       5,882,702
   Principal Financial Group, Inc.                          30,256       1,908,851
   Progressive Corp. (The)                                  82,458       1,600,510

   Prudential Financial, Inc.                               52,536       5,126,463
   SAFECO Corp.                               (a)           11,929         730,293
   Torchmark Corp.                                          10,820         674,302
   Travelers Cos., Inc. (The)                               74,793       3,765,080
   Unum Group                                               40,903       1,000,896
   XL Capital, Ltd. Class A                                 20,745       1,643,004
                                                                    --------------
                                                                        69,282,611
                                                                    --------------
   INTERNET & CATALOG RETAIL (0.3%)
   Amazon.com, Inc.                           (b)           34,803       3,241,899
   Expedia, Inc.                              (b)           18,600         592,968
   IAC/InterActiveCorp.                       (b)           21,789         646,480
                                                                    --------------
                                                                        4,481,347
                                                                    --------------
   INTERNET SOFTWARE & SERVICES (1.6%)
   Akamai Technologies, Inc.                  (a)(b)        18,700         537,251
   eBay, Inc.                                 (b)          130,021       5,073,419
   Google, Inc. Class A                       (b)           26,295      14,916,365
   VeriSign, Inc.                             (b)           27,557         929,773
   Yahoo!, Inc.                               (b)          153,448       4,118,544
                                                                    --------------
                                                                        25,575,352
                                                                    --------------
   IT SERVICES (0.8%)
   Affiliated Computer Services, Inc.
      Class A                                 (b)           11,109         558,116
   Automatic Data Processing, Inc.                          60,452       2,776,560
   Cognizant Technology Solutions Corp.
      Class A                                 (b)           16,169       1,289,801
   Computer Sciences Corp.                    (b)           19,614       1,096,423
   Convergys Corp.                            (b)           15,718         272,864
   Electronic Data Systems Corp.                            58,264       1,272,486
   Fidelity National Information
      Services, Inc.                                        19,394         860,512
   Fiserv, Inc.                               (b)           19,069         969,849
   Paychex, Inc.                                            38,799       1,590,759
   Unisys Corp.                               (b)           38,685         256,095
   Western Union Co. (The)                                  87,411       1,833,009
                                                                    --------------
                                                                        12,776,474
                                                                    --------------
   LEISURE EQUIPMENT & PRODUCTS (0.2%)
   Brunswick Corp.                                          10,682         244,191
   Eastman Kodak Co.                          (a)           32,513         870,048
   Hasbro, Inc.                                             18,407         513,187
   Mattel, Inc.                                             44,479       1,043,477
                                                                    --------------
                                                                         2,670,903
                                                                    --------------
   LIFE SCIENCES TOOLS & SERVICES (0.3%)
   Applera Corp.-Applied BioSystems Group                   20,700         717,048
   Millipore Corp.                            (a)(b)         6,148         466,018
   PerkinElmer, Inc.                                        14,257         416,447
   Thermo Fisher Scientific, Inc.             (b)           48,602       2,805,307
   Waters Corp.                               (b)           11,539         772,190
                                                                    --------------
                                                                         5,177,010
                                                                    --------------
   MACHINERY (1.8%)
   Caterpillar, Inc.                                        72,610       5,694,802
   Cummins, Inc.                                            11,871       1,518,182
   Danaher Corp.                                            28,096       2,323,820
   Deere & Co.                                              25,292       3,753,839
   Dover Corp.                                              23,335       1,188,918

   Eaton Corp.                                              16,585       1,642,578
   Illinois Tool Works, Inc.                                47,751       2,847,870
   Ingersoll-Rand Co., Ltd. Class A                         32,653       1,778,609
   ITT Corp.                                                20,896       1,419,465
   PACCAR, Inc.                                             28,231       2,406,693
   Pall Corp.                                               14,098         548,412
   Parker Hannifin Corp.                                    13,278       1,484,879
   Terex Corp.                                (b)           11,519       1,025,421
                                                                    --------------
                                                                        27,633,488
                                                                    --------------
   MEDIA (3.0%)
   CBS Corp. Class B                                        78,077       2,459,426
   Clear Channel Communications, Inc.                       56,764       2,125,244
   Comcast Corp. Class A                      (b)          352,938       8,534,041
   DIRECTV Group, Inc. (The)                  (b)           86,496       2,100,123
   Dow Jones & Co., Inc.                      (a)            7,560         451,332
   E.W. Scripps Co. (The) Class A                           10,232         429,744
   Gannett Co., Inc.                                        26,568       1,161,022
   Interpublic Group of Cos., Inc. (The)      (b)           53,037         550,524
   McGraw-Hill Cos., Inc. (The)                             38,990       1,984,981
   Meredith Corp.                                            4,357         249,656
   New York Times Co. (The) Class A           (a)           16,133         318,788
   News Corp. Class A                                      263,800       5,800,962
   Omnicom Group, Inc.                                      37,760       1,815,878
   Time Warner, Inc.                                       424,913       7,801,403
   Tribune Co.                                               8,731         238,531
   Viacom, Inc. Class B                       (b)           78,218       3,048,155
   Walt Disney Co. (The)                                   221,009       7,600,500
                                                                    --------------
                                                                        46,670,310
                                                                    --------------
   METALS & MINING (1.0%)
   Alcoa, Inc.                                             100,628       3,936,567
   Allegheny Technologies, Inc.                             11,537       1,268,493
   Freeport-McMoRan Copper & Gold, Inc.
      Class B                                               43,448       4,557,261
   Newmont Mining Corp.                                     51,149       2,287,895
   Nucor Corp.                                              32,808       1,951,092
   United States Steel Corp.                                13,389       1,418,431
                                                                    --------------
                                                                        15,419,739
                                                                    --------------
   MULTILINE RETAIL (0.9%)
   Big Lots, Inc.                             (a)(b)        11,641         347,367
   Dillard's, Inc. Class A                    (a)            6,988         152,548
   Family Dollar Stores, Inc.                               17,102         454,229
   J.C. Penney Co., Inc.                                    25,502       1,616,062
   Kohl's Corp.                               (b)           36,163       2,073,225
   Macys, Inc.                                              49,383       1,596,059
   Nordstrom, Inc.                                          22,550       1,057,370
   Sears Holdings Corp.                       (a)(b)         8,586       1,092,139
   Target Corp.                                             96,598       6,140,735
                                                                    --------------
                                                                        14,529,734
                                                                    --------------
   MULTI-UTILITIES (1.0%)
   Ameren Corp.                               (a)           23,621       1,240,103
   CenterPoint Energy, Inc.                   (a)           36,248         581,055
   CMS Energy Corp.                           (a)           24,952         419,693
   Consolidated Edison, Inc.                                30,746       1,423,540
   Dominion Resources, Inc.                                 33,219       2,800,362

   DTE Energy Co.                        (a)                19,426         940,995
   Integrys Energy Group, Inc.                               8,539         437,453
   NiSource, Inc.                                           30,698         587,560
   PG&E Corp.                                               40,241       1,923,520
   Public Service Enterprise Group, Inc.                    28,993       2,551,094
   Sempra Energy                                            30,036       1,745,692
   TECO Energy, Inc.                     (a)                23,502         386,138
   Xcel Energy, Inc.                                        47,805       1,029,720
                                                                    --------------
                                                                        16,066,925
                                                                    --------------
   OFFICE ELECTRONICS (0.1%)
   Xerox Corp.                           (b)               106,265       1,842,635
                                                                    --------------
   OIL, GAS & CONSUMABLE FUELS (9.1%)
   Anadarko Petroleum Corp.                                 52,428       2,818,005
   Apache Corp.                                             37,841       3,407,960
   Chesapeake Energy Corp.               (a)                46,780       1,649,463
&  Chevron Corp.                                           242,712      22,712,989
   ConocoPhillips                                          185,305      16,264,220
   CONSOL Energy, Inc.                                      20,725         965,785
   Devon Energy Corp.                                       50,849       4,230,637
   El Paso Corp.                                            78,491       1,331,992
   EOG Resources, Inc.                   (a)                27,648       1,999,780
&  ExxonMobil Corp.                                        631,884      58,487,183
   Hess Corp.                                               31,479       2,094,298
   Marathon Oil Corp.                                       77,838       4,438,323
   Murphy Oil Corp.                                         21,399       1,495,576
   Occidental Petroleum Corp.                               94,527       6,057,290
   Peabody Energy Corp.                                     29,809       1,426,957
   Spectra Energy Corp.                                     72,011       1,762,829
   Sunoco, Inc.                                             13,886         982,851
   Tesoro Corp.                                             12,500         575,250
   Valero Energy Corp.                                      63,052       4,235,833
   Williams Cos., Inc.                                      67,943       2,314,139
   XTO Energy, Inc.                                         43,976       2,719,476
                                                                    --------------
                                                                       141,970,836
                                                                    --------------
   PAPER & FOREST PRODUCTS (0.3%)
   International Paper Co.                                  49,558       1,777,645
   MeadWestvaco Corp.                                       20,338         600,581
   Weyerhaeuser Co.                                         24,528       1,773,374
                                                                    --------------
                                                                         4,151,600
                                                                    --------------
   PERSONAL PRODUCTS (0.2%)
   Avon Products, Inc.                                      49,813       1,869,482
   Estee Lauder Cos., Inc. (The)
      Class A                                               13,203         560,599
                                                                    --------------
                                                                         2,430,081
                                                                    --------------
   PHARMACEUTICALS (6.0%)
   Abbott Laboratories                                     175,962       9,435,082
   Allergan, Inc.                                           34,750       2,240,333
   Barr Pharmaceuticals, Inc.            (b)                12,443         708,131
   Bristol-Myers Squibb Co.                                225,306       6,493,319
   Eli Lilly & Co.                                         112,433       6,400,811
   Forest Laboratories, Inc.             (b)                35,809       1,335,318
&  Johnson & Johnson                                       329,573      21,652,946
   King Pharmaceuticals, Inc.            (b)                27,317         320,155

   Merck & Co., Inc.                                       247,948      12,816,432
   Mylan Laboratories, Inc.                                 27,744         442,794
   Pfizer, Inc.                                            788,684      19,267,550
   Schering-Plough Corp.                                   184,551       5,837,348
   Watson Pharmaceuticals, Inc.          (b)                11,515         373,086
   Wyeth                                                   153,241       6,826,887
                                                                    --------------
                                                                        94,150,192
                                                                    --------------
   REAL ESTATE INVESTMENT TRUSTS (1.2%)
   Apartment Investment & Management Co.
      Class A                            (a)                10,903         492,052
   Archstone-Smith Trust                 (a)                25,337       1,523,767
   AvalonBay Communities, Inc.           (a)                 9,105       1,074,936
   Boston Properties, Inc.                                  13,458       1,398,286
   Developers Diversified Realty Corp.   (a)                14,529         811,735
   Equity Residential                    (a)                31,525       1,335,399
   General Growth Properties, Inc.       (a)                27,800       1,490,636
   Host Hotels & Resorts, Inc.           (a)                58,852       1,320,639
   Kimco Realty Corp.                    (a)                28,736       1,299,155
   Plum Creek Timber Co., Inc.                              20,191         903,749
   ProLogis                                                 28,971       1,922,226
   Public Storage                                           14,186       1,115,729
   Simon Property Group, Inc.                               25,434       2,543,400
   Vornado Realty Trust                                     15,232       1,665,619
                                                                    --------------
                                                                        18,897,328
                                                                    --------------
   REAL ESTATE MANAGEMENT &
      DEVELOPMENT (0.0%)                 ++
   CB Richard Ellis Group, Inc. Class A  (b)                22,504         626,511
                                                                    --------------
   ROAD & RAIL (0.7%)
   Burlington Northern Santa Fe Corp.                       34,269       2,781,615
   CSX Corp.                                                49,533       2,116,545
   Norfolk Southern Corp.                                   44,806       2,325,879
   Ryder System, Inc.                    (a)                 7,053         345,597
   Union Pacific Corp.                   (a)                30,391       3,436,006
                                                                    --------------
                                                                        11,005,642
                                                                    --------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (2.7%)
   Advanced Micro Devices, Inc.          (a)(b)             62,843         829,528
   Altera Corp.                                             40,403         972,904
   Analog Devices, Inc.                                     35,463       1,282,342
   Applied Materials, Inc.                                 156,692       3,243,524
   Broadcom Corp. Class A                (b)                53,470       1,948,447
   Intel Corp.                                             664,906      17,194,469
   KLA-Tencor Corp.                                         21,711       1,211,040
   Linear Technology Corp.               (a)                25,316         885,807
   LSI Corp.                             (b)                81,267         603,001
   Maxim Integrated Products, Inc.                          10,187         298,988
   MEMC Electronic Materials, Inc.       (b)                25,400       1,495,044
   Microchip Technology, Inc.                               24,900         904,368
   Micron Technology, Inc.               (a)(b)             85,077         944,355
   National Semiconductor Corp.                             27,281         739,861
   Novellus Systems, Inc.                (a)(b)             13,881         378,396
   NVIDIA Corp.                          (b)                61,996       2,246,735
   Teradyne, Inc.                        (b)                22,168         305,918
   Texas Instruments, Inc.                                 162,637       5,950,888

   Xilinx, Inc.                                                  33,891         885,911
                                                                         --------------
                                                                             42,321,526
                                                                         --------------
   SOFTWARE (3.2%)
   Adobe Systems, Inc.                        (b)                66,674       2,910,987
   Autodesk, Inc.                             (b)                26,007       1,299,570
   BMC Software, Inc.                         (b)                23,073         720,570
   CA, Inc.                                                      44,237       1,137,776
   Citrix Systems, Inc.                       (b)                20,664         833,172
   Compuware Corp.                            (b)                34,198         274,268
   Electronic Arts, Inc.                      (b)                35,468       1,985,853
   Intuit, Inc.                               (b)                39,328       1,191,638
&  Microsoft Corp.                                              918,666      27,063,900
   Novell, Inc.                               (b)                38,170         291,619
   Oracle Corp.                               (b)               448,562       9,711,367
   Symantec Corp.                             (b)               102,464       1,985,752
                                                                         --------------
                                                                             49,406,472
                                                                         --------------
   SPECIALTY RETAIL (1.5%)
   Abercrombie & Fitch Co. Class A                                9,870         796,509
   AutoNation, Inc.                           (b)                17,217         305,085
   AutoZone, Inc.                             (b)                 5,382         625,065
   Bed Bath & Beyond, Inc.                    (b)                31,078       1,060,381
   Best Buy Co., Inc.                                            45,316       2,085,442
   Circuit City Stores, Inc.                  (a)                19,246         152,236
   Gap, Inc. (The)                                               56,408       1,040,164
   Home Depot, Inc. (The)                                       192,231       6,235,974
   Limited Brands, Inc.                                          36,346         831,960
   Lowe's Cos., Inc.                                            168,395       4,718,428
   Office Depot, Inc.                         (b)                31,892         657,613
   OfficeMax, Inc.                            (a)                 8,378         287,114
   RadioShack Corp.                           (a)                15,089         311,739
   Sherwin-Williams Co. (The)                                    12,391         814,213
   Staples, Inc.                                                 81,738       1,756,550
   Tiffany & Co.                                                 15,544         813,728
   TJX Cos., Inc.                                                51,374       1,493,442
                                                                         --------------
                                                                             23,985,643
                                                                         --------------
   TEXTILES, APPAREL & LUXURY GOODS (0.4%)
   Coach, Inc.                                (b)                42,551       2,011,386
   Jones Apparel Group, Inc.                                     10,660         225,246
   Liz Claiborne, Inc.                                           11,626         399,121
   NIKE, Inc. Class B                                            44,055       2,584,266
   Polo Ralph Lauren Corp.                    (a)                 6,775         526,756
   VF Corp.                                                      10,249         827,607
                                                                         --------------
                                                                              6,574,382
                                                                         --------------
   THRIFTS & MORTGAGE FINANCE (1.1%)
   Countrywide Financial Corp.                (a)                66,761       1,269,127
   Fannie Mae                                                   110,666       6,729,599
   Freddie Mac                                                   74,080       4,371,461
   Hudson City Bancorp, Inc.                                     60,248         926,614
   MGIC Investment Corp.                      (a)                 9,486         306,493
   Sovereign Bancorp, Inc.                    (a)                40,380         688,075
   Washington Mutual, Inc.                                       99,813       3,524,397
                                                                         --------------
                                                                             17,815,766
                                                                         --------------

   TOBACCO (1.2%)
   Altria Group, Inc.                                      239,646      16,662,586
   Reynolds American, Inc.                     (a)          19,261       1,224,807
   UST, Inc.                                   (a)          18,108         898,157
                                                                    --------------
                                                                        18,785,550
                                                                    --------------
   TRADING COMPANIES & DISTRIBUTORS (0.0%)     ++
   W.W. Grainger, Inc.                                       8,132         741,557
                                                                    --------------
   WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   ALLTEL Corp.                                             39,919       2,781,556
   Sprint Nextel Corp.                                     324,102       6,157,938
                                                                    --------------
                                                                         8,939,494
                                                                    --------------
   Total Common Stocks
      (Cost $922,305,604)                                            1,534,318,218(e)
                                                                    --------------
   SHORT-TERM INVESTMENTS (5.0%)

   INVESTMENT COMPANY (0.0%)                   ++
   Reserve Primary Money Market Fund           (c)          21,921          21,921
                                                                    --------------
   Total Investment Company
      (Cost $21,921)                                                        21,921
                                                                    --------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (0.3%)
   Lehman Brothers, Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $3,399,535
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and
      maturity dates between
      11/1/09-2/1/37, with a Principal
      Amount of $3,418,816 and a
      Market Value of $3,466,111)              (c)     $ 3,398,020       3,398,020
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,189,842
      (Collateralized by various
      Corporate Bonds, with
      rates between 1.162%-6.69% and
      maturity dates between
      12/17/07-11/21/99, with a
      Principal Amount of $6,053,252
      and a Market Value of $1,236,754)        (c)       1,189,307       1,189,307
                                                                    --------------
   Total Repurchase Agreements
      (Cost $4,587,327)                                                  4,587,327
                                                                    --------------
   TIME DEPOSITS (3.3%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                      (c)       2,378,615       2,378,615
   Bank of Nova Scotia
      5.00%, due 10/24/07                      (c)       2,378,615       2,378,615
   Barclays
      5.33%, due 11/6/07                       (c)       2,378,615       2,378,615
   BNP Paribas
      5.20%, due 10/1/07                       (c)       8,155,249       8,155,249
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                      (c)       5,097,030       5,097,030
   Deutsche Bank AG
      5.325%, due 11/6/07                      (c)       5,436,832       5,436,832

   Dexia Group
      4.895%, due 10/2/07                (c)             4,417,426       4,417,426
   National Australia Bank
      5.125%, due 10/1/07                (c)             5,097,030       5,097,030
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (c)             2,378,614       2,378,614
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (c)             2,038,812       2,038,812
      5.188%, due 10/1/07                (c)             1,699,010       1,699,010
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (c)             2,378,614       2,378,614
      5.20%, due 10/1/07                 (c)             6,116,436       6,116,436
   Swedbank AB
      5.31%, due 10/1/07                 (c)             1,699,010       1,699,010
                                                                    --------------
   Total Time Deposits
      (Cost $51,649,908)                                                51,649,908
                                                                    --------------
   U.S. GOVERNMENT (1.4%)
   United States Treasury Bills
      2.44%, due 10/11/07                               16,400,000      16,385,797
      2.81%, due 10/18/07                (d)             3,100,000       3,095,248
      3.759%, due 1/10/08                                3,000,000       2,968,293
                                                                    --------------
   Total U.S. Government
      (Cost $22,436,472)                                                22,449,338
                                                                    --------------
   Total Short-Term Investments
      (Cost $78,695,628)                                                78,708,494
                                                                    --------------
   Total Investments
      (Cost $1,001,001,232)              (f)                 103.6%  1,613,026,712(g)
   Liabilities in Excess of
      Cash and Other Assets                                   (3.6)    (55,895,075)
                                                       -----------  --------------
   Net Assets                                                100.0% $1,557,131,637
                                                       ===========  ==============

                                                                      UNREALIZED
                                                        CONTRACTS    APPRECIATION
                                                           LONG           (h)
                                                       -----------  --------------
   FUTURES CONTRACTS (0.0%)              ++
   Standard & Poor's 500 Index
      Mini December 2007                                       282  $      466,303
                                                                    --------------
   Total Futures Contracts
      (Settlement Value $21,687,210)     (e)                        $      466,303
                                                                    ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Segregated as collateral for futures contracts.

(e) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

(f)  The cost for federal income tax purposes is $1,023,623,654.

(g) At September 30, 2007 net unrealized appreciation was $589,403,058, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $665,274,484 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $75,871,426.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2007.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                            September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (97.5%)                 +
   AEROSPACE & DEFENSE (4.9%)
   AAR Corp.                             (a)                75,100  $  2,278,534
   Ceradyne, Inc.                        (a)(b)             38,750     2,934,925
&  Triumph Group, Inc.                   (b)                41,800     3,415,478
                                                                    ------------
                                                                       8,628,937
                                                                    ------------
   AIR FREIGHT & LOGISTICS (1.3%)
   HUB Group, Inc. Class A               (a)                73,800     2,216,214
                                                                    ------------
   AIRLINES (1.5%)
   Republic Airways Holdings, Inc.       (a)               123,800     2,620,846
                                                                    ------------
   BEVERAGES (2.0%)
&  Central European Distribution Corp.   (a)                73,800     3,535,758
                                                                    ------------
   CAPITAL MARKETS (2.6%)
   Cohen & Steers, Inc.                  (b)                53,300     1,973,699
   optionsXpress Holdings, Inc.          (b)                96,600     2,525,124
                                                                    ------------
                                                                       4,498,823
                                                                    ------------
   COMMERCIAL BANKS (1.0%)
   Frontier Financial Corp.              (b)                73,300     1,710,089
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES (4.5%)
   Interface, Inc. Class A                                 148,450     2,679,523
   Knoll, Inc.                           (b)                97,300     1,726,102
&  Layne Christensen Co.                 (a)(b)             63,000     3,495,240
                                                                    ------------
                                                                       7,900,865
                                                                    ------------
   COMMUNICATIONS EQUIPMENT (1.4%)
   NETGEAR, Inc.                         (a)(b)             83,500     2,540,070
                                                                    ------------
   COMPUTERS & PERIPHERALS (0.7%)
   STEC, Inc.                            (a)(b)            169,000     1,289,470
                                                                    ------------
   CONSUMER FINANCE (2.5%)
   Cash America International, Inc.                         30,500     1,146,800
   EZCORP, Inc. Class A                  (a)               132,000     1,775,400
   World Acceptance Corp.                (a)(b)             45,600     1,508,448
                                                                    ------------
                                                                       4,430,648
                                                                    ------------
   DISTRIBUTORS (0.6%)
   LKQ Corp.                             (a)                32,600     1,134,806
                                                                    ------------
   ELECTRICAL EQUIPMENT (1.5%)
   II-VI, Inc.                           (a)                76,600     2,644,998
                                                                    ------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
   Benchmark Electronics, Inc.               (a)(b)         90,000     2,148,300
   Novatel, Inc.                             (a)            51,600     2,025,300
   Rogers Corp.                              (a)            36,200     1,491,078
   Technitrol, Inc.                                         71,700     1,932,315
                                                                    ------------
                                                                       7,596,993
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES (14.5%)
   Atwood Oceanics, Inc.                     (a)            35,000     2,679,600
&  Dawson Geophysical Co.                    (a)            47,100     3,650,721
   Dril-Quip, Inc.                           (a)            43,700     2,156,595
   Gulf Island Fabrication, Inc.                            46,500     1,785,135
   Gulfmark Offshore, Inc.                   (a)            45,800     2,228,628
   Hornbeck Offshore Services, Inc.          (a)            47,900     1,757,930
   Lufkin Industries, Inc.                                  29,500     1,623,090
   NATCO Group, Inc. Class A                 (a)            53,800     2,784,150
   OYO Geospace Corp.                        (a)(b)         29,500     2,734,945
   TETRA Technologies, Inc.                  (a)            66,900     1,414,266
   W-H Energy Services, Inc.                 (a)            35,200     2,596,000
                                                                    ------------
                                                                      25,411,060
                                                                    ------------
   FOOD PRODUCTS (1.7%)
   Sanderson Farms, Inc.                     (b)            70,700     2,946,069
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
   Cutera, Inc.                              (a)(b)         77,200     2,023,412
   Immucor, Inc.                             (a)            75,100     2,684,825
   Palomar Medical Technologies, Inc.        (a)            42,300     1,205,127
                                                                    ------------
                                                                       5,913,364
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (4.6%)
   Amedisys, Inc.                            (a)(b)         66,700     2,562,614
   AMERIGROUP Corp.                          (a)(b)         46,200     1,592,976
   Bio-Reference Laboratories, Inc.          (a)            54,600     1,843,296
   Healthspring, Inc.                        (a)(b)        105,200     2,051,400
                                                                    ------------
                                                                       8,050,286
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE (1.7%)
   Buffalo Wild Wings, Inc.                  (a)(b)         77,100     2,908,212
                                                                    ------------
   HOUSEHOLD DURABLES (2.2%)
&  Tempur-Pedic International, Inc.          (b)           107,200     3,832,400
                                                                    ------------
   INSURANCE (1.0%)
   Tower Group, Inc.                                        68,800     1,801,184
                                                                    ------------
   INTERNET SOFTWARE & SERVICES (0.9%)
   Travelzoo, Inc.                           (a)(b)         71,600     1,643,220
                                                                    ------------
   IT SERVICES (2.1%)
   Ness Technologies, Inc.                   (a)           150,300     1,641,276
   Sykes Enterprises, Inc.                   (a)           121,300     2,014,793
                                                                    ------------
                                                                       3,656,069
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES (1.8%)
&  PAREXEL International Corp.               (a)            75,700     3,124,139
                                                                    ------------

   MACHINERY (1.3%)
   Gardner Denver, Inc.                     (a)             57,300     2,234,700
                                                                    ------------
   METALS & MINING (3.1%)
&  Brush Engineered Materials, Inc.         (a)             63,500     3,295,015
   RTI International Metals, Inc.           (a)             28,000     2,219,280
                                                                    ------------
                                                                       5,514,295
                                                                    ------------
   MULTILINE RETAIL (0.8%)
   Bon-Ton Stores, Inc. (The)               (b)             61,800     1,404,096
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (1.9%)
   Mariner Energy, Inc.                     (a)             87,400     1,810,054
   Swift Energy Co.                         (a)             38,200     1,563,144
                                                                    ------------
                                                                       3,373,198
                                                                    ------------
   PERSONAL PRODUCTS (0.9%)
   American Oriental Bioengineering, Inc.   (a)(b)         147,000     1,639,050
                                                                    ------------
   PHARMACEUTICALS (2.3%)
   Par Pharmaceutical Cos., Inc.            (a)             91,200     1,692,672
   Sciele Pharma, Inc.                      (a)(b)          89,200     2,320,984
                                                                    ------------
                                                                       4,013,656
                                                                    ------------
   ROAD & RAIL (0.9%)
   Celadon Group, Inc.                      (a)            128,100     1,507,737
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (9.6%)
&  Diodes, Inc.                             (a)(b)          92,774     2,978,045
&  Hittite Microwave Corp.                  (a)             67,900     2,997,785
   Skyworks Solutions, Inc.                 (a)            310,000     2,802,400
   Supertex, Inc.                           (a)(b)          55,900     2,229,292
   Tessera Technologies, Inc.               (a)             53,100     1,991,250
   Trident Microsystems, Inc.               (a)(b)         117,800     1,871,842
   Ultra Clean Holdings, Inc.               (a)            131,600     1,934,520
                                                                    ------------
                                                                      16,805,134
                                                                    ------------
   SOFTWARE (3.2%)
   Macrovision Corp.                        (a)(b)          75,800     1,866,954
   Mentor Graphics Corp.                    (a)            118,800     1,793,880
   Quality Systems, Inc.                    (b)             55,900     2,047,617
                                                                    ------------
                                                                       5,708,451
                                                                    ------------
   SPECIALTY RETAIL (6.0%)
   Aeropostale, Inc.                        (a)            104,000     1,982,240
   Casual Male Retail Group, Inc.           (a)(b)         164,200     1,471,232
   Charlotte Russe Holding, Inc.            (a)             69,600     1,018,944
   Children's Place Retail
      Stores, Inc. (The)                    (a)             33,700       818,236
   Dress Barn, Inc.                         (a)             91,800     1,561,518
   Gymboree Corp. (The)                     (a)             56,100     1,976,964
   Tween Brands, Inc.                       (a)(b)          53,600     1,760,224
                                                                    ------------
                                                                      10,589,358
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS (2.5%)
   Steven Madden, Ltd.                                      61,000     1,155,950

&  Warnaco Group, Inc. (The)                  (a)(b)        84,400     3,297,508
                                                                    ------------
                                                                       4,453,458
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS (2.3%)
   Houston Wire & Cable Co.                   (b)          102,400     1,854,464
   Interline Brands, Inc.                     (a)           95,300     2,190,947
                                                                    ------------
                                                                       4,045,411
                                                                    ------------
   Total Common Stocks
      (Cost $158,617,523)                                            171,323,064
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   SHORT-TERM INVESTMENTS (33.9%)

   COMMERCIAL PAPER (2.5%)
   Bayerische Landesbank Girozentrale NY
      5.04%, due 10/10/07                              $ 2,000,000     1,997,480
   Deutsche Bank Financial LLC
      5.00%, due 10/1/07                                 2,470,000     2,470,000
                                                                    ------------
   Total Commercial Paper
      (Cost $4,467,480)                                                4,467,480
                                                                    ------------

                                                          SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)                  ++
   Reserve Primary Money Market Fund          (c)           21,483        21,483
                                                                    ------------
   Total Investment Company
      (Cost $21,483)                                                      21,483
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (2.6%)

   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $3,331,538
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $3,350,433 and a Market Value of
      $3,396,782)                             (c)      $ 3,330,053     3,330,053
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,166,043
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $5,932,176 and a Market Value of
      $1,212,017)                             (c)        1,165,519     1,165,519
                                                                    ------------
   Total Repurchase Agreements
      (Cost $4,495,572)                                                4,495,572
                                                                    ------------
   TIME DEPOSITS (28.8%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                     (c)        2,331,038     2,331,038
   Bank of Nova Scotia
      5.00%, due 10/24/07                     (c)        2,331,038     2,331,038
   Barclays
      5.33%, due 11/6/07                      (c)        2,331,037     2,331,037

   BNP Paribas
      5.20%, due 10/1/07                 (c)             7,992,128     7,992,128
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (c)             4,995,080     4,995,080
   Deutsche Bank AG
      5.325%, due 11/6/07                (c)             5,328,086     5,328,086
   Dexia Group
      4.895%, due 10/2/07                (c)             4,329,070     4,329,070
   National Australia Bank
      5.125%, due 10/1/07                (c)             4,995,080     4,995,080
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (c)             2,331,037     2,331,037
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (c)             1,998,032     1,998,032
      5.188%, due 10/1/07                (c)             1,665,027     1,665,027
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (c)             2,331,037     2,331,037
      5.20%, due 10/1/07                 (c)             5,994,096     5,994,096
   Swedbank AB
      5.31%, due 10/1/07                 (c)             1,665,027     1,665,027
                                                                    ------------
   Total Time Deposits
      (Cost $50,616,813)                                              50,616,813
                                                                    ------------
   Total Short-Term Investments
      (Cost $59,601,348)                                              59,601,348
                                                                    ------------
   Total Investments
      (Cost $218,218,871)                (d)                 131.4%  230,924,412(e)
   Liabilities in Excess of
      Cash and Other Assets                                  (31.4)  (55,220,087)
                                                       -----------  ------------
   Net Assets                                                100.0% $175,704,325
                                                       ===========  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  The cost for federal income tax purposes is $218,307,142.

(e) At September 30, 2007 net unrealized appreciation was $12,617,270, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $28,223,322 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $15,606,052.

MAINSTAY VP TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS                 +++        September 30, 2007 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------  ------------
   LONG-TERM BONDS (35.2%)               +
   ASSET-BACKED SECURITIES (1.5%)
   AUTOMOBILE (0.0%)                     ++
   Superior Wholesale Inventory
      Financing Trust
      Series 2007-AE1, Class A
      5.853%, due 1/15/12                (a)           $   215,000  $    209,422
                                                                    ------------
   CONSUMER FINANCE (0.4%)
   Harley-Davidson Motorcycle Trust
      Series 2004-1, Class A2
      2.53%, due 11/15/11                                  879,587       861,283
      Series 2007-1, Class A3
      5.22%, due 3/15/12                                   770,000       771,574
                                                                    ------------
                                                                       1,632,857
                                                                    ------------
   CONSUMER LOANS (0.2%)
   Atlantic City Electric Transition
      Funding LLC
      Series 2002-1, Class A4
      5.55%, due 10/20/23                                  850,000       830,974
                                                                    ------------
   CREDIT CARDS (0.3%)
   Chase Issuance Trust
      Series 2006-C4, Class C4
      6.04%, due 1/15/14                 (a)               780,000       747,256
   Citibank Credit Card Issuance Trust
      Series 2006-C4, Class C4
      6.039%, due 1/9/12                 (a)               855,000       832,862
                                                                    ------------
                                                                       1,580,118
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (0.4%)
   Bank of America Credit Card Trust
      Series 2006-C4, Class C4
      5.983%, due 11/15/11               (a)               445,000       434,530
   Dominos Pizza Master Issuer LLC
      Series 2007-1, Class A2
      5.261%, due 4/25/37                (b)               575,000       569,865
   Dunkin Securitization
      Series 2006-1, Class A2
      5.779%, due 6/20/31                (b)               385,000       387,343
   Murcie Lago International, Ltd.
      Series 2006-1X, Class A
      5.55%, due 3/27/11                 (a)(c)            295,000       293,923
   USXL Funding LLC
      Series 2006-1A, Class A
      5.379%, due 4/15/14                (b)               276,707       276,619
                                                                    ------------
                                                                       1,962,280
                                                                    ------------
   HOME EQUITY (0.2%)
   Citicorp Residential Mortgage
      Securities, Inc.
      Series 2006-3, Class A3

      5.61%, due 11/25/36                                  295,000       291,998
      Series 2006-1, Class A3
      5.706%, due 7/25/36                                  450,000       445,682
                                                                    ------------
                                                                         737,680
                                                                    ------------
   Total Asset-Backed Securities
      (Cost $7,070,152)                                                6,953,331
                                                                    ------------
   CONVERTIBLE BOND (0.0%)               ++
   INSURANCE (0.0%)                      ++
   Conseco, Inc.
      3.50%, due 9/30/35
      (zero coupon), beginning 9/30/10                      15,000        13,819
                                                                    ------------
   Total Convertible Bond
      (Cost $15,150)                                                      13,819
                                                                    ------------
   CORPORATE BONDS (5.7%)
   ADVERTISING (0.0%)                    ++
   Lamar Media Corp.
      6.625%, due 8/15/15                                   50,000        48,250
                                                                    ------------
   AEROSPACE & DEFENSE (0.0%)            ++
   Sequa Corp.
      8.875%, due 4/1/08                                    45,000        45,450
      9.00%, due 8/1/09                                     15,000        15,600
                                                                    ------------
                                                                          61,050
                                                                    ------------
   AGRICULTURE (0.3%)
   Cargill, Inc.
      4.375%, due 6/1/13                 (b)               300,000       284,679
   Reynolds American, Inc.
      7.625%, due 6/1/16                                    30,000        31,941
   USG Corp.
      6.30%, due 11/15/16                                1,210,000     1,098,140
                                                                    ------------
                                                                       1,414,760
                                                                    ------------
   AIRLINES (0.2%)
   Delta Air Lines, Inc.
      2.875%, due 2/6/24                                    35,000         1,837
      2.875%, due 2/18/24                (b)                20,000         1,050
      8.00%, due 6/3/23                                     60,000         3,150
      8.30%, due 12/15/29                                   15,000           862
   Northwest Airlines, Inc.
      7.625%, due 11/15/23
      (Escrow shares)                                       28,100         2,810
      8.875%, due 6/1/08
      (Escrow shares)                                       20,000         1,950
      10.00%, due 2/1/09
      (Escrow shares)                                       11,900         1,160
   Southwest Airlines Co.
      5.125%, due 3/1/17                                   440,000       405,449
      5.75%, due 12/15/16                                  350,000       341,435
                                                                    ------------
                                                                         759,703
                                                                    ------------
   APPAREL (0.0%)                        ++
   Quiksilver, Inc.
      6.875%, due 4/15/15                                   50,000        47,875
                                                                    ------------
   AUTO MANUFACTURERS (0.1%)
   DaimlerChrysler N.A. Holding Corp.
      5.75%, due 5/18/09                                   475,000       479,966
                                                                    ------------

   AUTO PARTS & EQUIPMENT (0.1%)
   FleetPride Corp.
      11.50%, due 10/1/14                (b)                95,000        95,950
   Goodyear Tire & Rubber Co. (The)
      8.625%, due 12/1/11                (b)                45,000        47,025
      11.25%, due 3/1/11                                    55,000        58,919
   Lear Corp.
      Series B
      8.50%, due 12/1/13                                    45,000        43,087
      8.75%, due 12/1/16                                    35,000        32,900
   Tenneco Automotive, Inc.
      8.625%, due 11/15/14               (d)                50,000        50,375
                                                                    ------------
                                                                         328,256
                                                                    ------------
   BANKS (0.2%)
   HSBC Bank USA N.A.
      4.625%, due 4/1/14                                   685,000       639,291
   USB Capital IX
      6.189%, due 10/15/49               (a)               135,000       135,090
                                                                    ------------
                                                                         774,381
                                                                    ------------
   BEVERAGES (0.0%)                      ++
   Constellation Brands, Inc.
      7.25%, due 5/15/17                 (b)                65,000        65,000
                                                                    ------------
   BUILDING MATERIALS (0.1%)
   Masco Corp.
      5.85%, due 3/15/17                                   500,000       482,417
                                                                    ------------
   CHEMICALS (0.1%)
   Equistar Chemicals, L.P.
      7.55%, due 2/15/26                                    55,000        48,950
   MacDermid, Inc.
      9.50%, due 4/15/17                 (b)                45,000        43,425
   Millennium America, Inc.
      7.625%, due 11/15/26                                  75,000        64,875
   Mosaic Global Holdings, Inc.
      7.375%, due 12/1/14                (b)                50,000        52,500
      7.625%, due 12/1/16                (b)                65,000        69,306
   Phibro Animal Health Corp.
      10.00%, due 8/1/13                 (b)                55,000        55,825
   Tronox Worldwide LLC/Tronox
      Finance Corp.
      9.50%, due 12/1/12                                    65,000        64,837
                                                                    ------------
                                                                         399,718
                                                                    ------------
   COAL (0.0%)                           ++
   Peabody Energy Corp.
      7.375%, due 11/1/16                                   45,000        47,475
      7.875%, due 11/1/26                                   75,000        79,312
                                                                    ------------
                                                                         126,787
                                                                    ------------
   COMMERCIAL SERVICES (0.0%)            ++
   Cardtronics, Inc.
      9.25%, due 8/15/13                                    80,000        76,600
      9.25%, due 8/15/13                 (b)                35,000        33,512
   Service Corp. International
      7.375%, due 10/1/14                                   35,000        35,962
      7.625%, due 10/1/18                                   35,000        36,312

                                                                    ------------
                                                                         182,386
                                                                    ------------
   COMPUTERS (0.0%)                        ++
   SunGard Data Systems, Inc.
      3.75%, due 1/15/09                                    35,000        33,687
      9.125%, due 8/15/13                                   25,000        26,000
                                                                    ------------
                                                                          59,687
                                                                    ------------
   DISTRIBUTION & WHOLESALE (0.0%)         ++
   Varietal Distribution Merger Sub, Inc.
      10.25%, due 7/15/15                  (b)(e)          105,000       101,325
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (0.9%)
   American Real Estate Partners, L.P./
      American Real Estate Finance Corp.
      7.125%, due 2/15/13                  (b)             165,000       157,162
      8.125%, due 6/1/12                                   195,000       193,294
   AmeriCredit Corp.
      8.50%, due 7/1/15                    (b)              65,000        57,525
   Bear Stearns Cos., Inc. (The)
      2.875%, due 7/2/08                                   580,000       568,206
   Citigroup, Inc.
      5.00%, due 9/15/14                                   700,000       674,743
   Ford Motor Credit Co. LLC
      7.375%, due 10/28/09                                  45,000        44,125
   General Electric Capital Corp.
      5.625%, due 9/15/17                                  300,000       299,918
   General Motors Acceptance Corp. LLC
      5.85%, due 1/14/09                                   300,000       293,625
      6.625%, due 5/15/12                                  300,000       279,931
      6.75%, due 12/1/14                                    60,000        54,383
      8.00%, due 11/1/31                                   209,000       205,046
   Hawker Beechcraft Acquisition Co. LLC/
      Hawker Beechcraft Co.
      8.50%, due 4/1/15                    (b)              45,000        46,012
      9.75%, due 4/1/17                    (b)(d)           20,000        20,450
   HSBC Finance Corp.
      4.75%, due 4/15/10                                   520,000       514,685
   LaBranche & Co., Inc.
      11.00%, due 5/15/12                                   35,000        35,087
   NSG Holdings LLC/NSG Holdings, Inc.
      7.75%, due 12/15/25                  (b)              35,000        34,650
   OMX Timber Finance Investments LLC
      Series 1
      5.42%, due 1/29/20                   (b)             255,000       248,967
   Rainbow National Services LLC
      8.75%, due 9/1/12                    (b)              50,000        51,875
   Regency Energy Partners
      8.375%, due 12/15/13                                  55,000        57,612
   Residential Capital Corp.
      6.50%, due 4/17/13                                   400,000       323,000
                                                                    ------------
                                                                       4,160,296
                                                                    ------------
   ELECTRIC (0.2%)
   AES Corp. (The)
      9.00%, due 5/15/15                   (b)              85,000        89,250
   AES Eastern Energy, L.P.
      Series 1999-A
      9.00%, due 1/2/17                                     77,337        81,590
   Calpine Corp.
      8.50%, due 7/15/10                   (b)              76,000        82,080

   Consumers Energy Co.
      Series F
      4.00%, due 5/15/10                                   450,000       437,054
   NRG Energy, Inc.
      7.25%, due 2/1/14                                     10,000        10,025
      7.375%, due 2/1/16                                    20,000        20,050
   PSE&G Energy Holdings LLC
      8.625%, due 2/15/08                                    3,000         3,023
   Reliant Energy Mid-Atlantic Power
      Holdings LLC
      Series C
      9.681%, due 7/2/26                                    60,000        69,300
   Reliant Energy, Inc.
      7.625%, due 6/15/14                                   20,000        20,150
      7.875%, due 6/15/17                                  135,000       135,844
                                                                    ------------
                                                                         948,366
                                                                    ------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
   Belden CDT, Inc.
      7.00%, due 3/15/17                   (b)              60,000        59,400
   Emerson Electric Co.
      6.00%, due 8/15/32                                   520,000       523,983
                                                                    ------------
                                                                         583,383
                                                                    ------------
   ENERGY - ALTERNATE SOURCES (0.0%)       ++
   VeraSun Energy Corp.
      9.375%, due 6/1/17                   (b)              60,000        51,600
                                                                    ------------
   ENTERTAINMENT (0.2%)
   American Casino & Entertainment
      7.85%, due 2/1/12                                     55,000        56,512
   Gaylord Entertainment Co.
      6.75%, due 11/15/14                                   60,000        57,600
      8.00%, due 11/15/13                                   80,000        81,100
   Jacobs Entertainment, Inc.
      9.75%, due 6/15/14                                    45,000        44,775
   Mohegan Tribal Gaming Authority
      6.375%, due 7/15/09                                   70,000        69,650
      7.125%, due 8/15/14                                   25,000        25,062
      8.00%, due 4/1/12                                     20,000        20,400
   Penn National Gaming, Inc.
      6.75%, due 3/1/15                                    120,000       122,400
   Shingle Springs Tribal Gaming
      Authority
      9.375%, due 6/15/15                  (b)              60,000        60,600
   Speedway Motorsports, Inc.
      6.75%, due 6/1/13                                    115,000       113,275
   Vail Resorts, Inc.
      6.75%, due 2/15/14                                   115,000       112,125
                                                                    ------------
                                                                         763,499
                                                                    ------------
   ENVIRONMENTAL CONTROL (0.0%)            ++
   Geo Sub Corp.
      11.00%, due 5/15/12                                   55,000        54,450
                                                                    ------------
   FOOD (0.2%)
   Corn Products International, Inc.
      6.00%, due 4/15/17                                   500,000       498,194
   Pilgrims Pride Corp.
      7.625%, due 5/1/15                                    15,000        15,225
      8.375%, due 5/1/17                   (d)              20,000        20,400

   Smithfield Foods, Inc.
      7.75%, due 7/1/17                                     65,000        66,625
   Stater Brothers Holdings
      7.75%, due 4/15/15                                    70,000        69,300
                                                                    ------------
                                                                         669,744
                                                                    ------------
   FOREST PRODUCTS & PAPER (0.1%)
   Bowater, Inc.
      9.375%, due 12/15/21                                 165,000       124,163
   Georgia-Pacific Corp.
      7.00%, due 1/15/15                   (b)             100,000        97,500
      7.125%, due 1/15/17                  (b)             200,000       193,500
      8.00%, due 1/15/24                                    15,000        14,625
      8.875%, due 5/15/31                                   20,000        20,050
   Neenah Paper, Inc.
      7.375%, due 11/15/14                                  60,000        57,900
                                                                    ------------
                                                                         507,738
                                                                    ------------
   HAND & MACHINE TOOLS (0.0%)             ++
   Baldor Electric Co.
      8.625%, due 2/15/17                                   60,000        62,700
                                                                    ------------
   HEALTH CARE-PRODUCTS (0.1%)
   Cooper Cos., Inc. (The)
      7.125%, due 2/15/15                                   45,000        44,325
   Invacare Corp.
      9.75%, due 2/15/15                                    70,000        70,000
   PTS Acquisition Corp.
      9.50%, due 4/15/15                   (b)(e)           95,000        89,775
   Universal Hospital Services, Inc.
      8.50%, due 6/1/15                    (b)(e)           30,000        29,700
      8.759%, due 6/1/15                   (a)(b)           30,000        29,850
                                                                    ------------
                                                                         263,650
                                                                    ------------
   HEALTH CARE-SERVICES (0.3%)
   Alliance Imaging, Inc.
      7.25%, due 12/15/12                                   25,000        23,938
   Centene Corp.
      7.25%, due 4/1/14                                     70,000        68,600
   Community Health Systems, Inc.
      8.875%, due 7/15/15                  (b)             145,000       148,988
   HCA, Inc.
      8.75%, due 9/1/10                                     85,000        86,063
   Highmark, Inc.
      6.80%, due 8/15/13                   (b)             835,000       884,302
   Psychiatric Solutions, Inc.
      7.75%, due 7/15/15                                    60,000        60,750
   Sun Healthcare Group, Inc.
      9.125%, due 4/15/15                  (b)              45,000        45,900
                                                                    ------------
                                                                       1,318,541
                                                                    ------------
   HOLDING COMPANIES - DIVERSIFIED (0.0%)  ++
   Kansas City Southern Railway
      9.50%, due 10/1/08                                    45,000        45,956
   Susser Holdings LLC
      10.625%, due 12/15/13                                 40,000        41,200
                                                                    ------------
                                                                          87,156
                                                                    ------------
   HOUSEHOLD PRODUCTS & WARES (0.0%)       ++

   Jarden Corp.
      7.50%, due 5/1/17                                     45,000        43,538
   Libbey Glass, Inc.
      12.385%, due 6/1/11                    (a)            50,000        54,125
                                                                    ------------
                                                                          97,663
                                                                    ------------
   INSURANCE (0.2%)
   Crum & Forster Holdings Corp.
      7.75%, due 5/1/17                                    140,000       133,000
   Fund American Cos., Inc.
      5.875%, due 5/15/13                                  375,000       369,735
   HUB International Holdings, Inc.
      9.00%, due 12/15/14                    (b)           125,000       120,000
   USI Holdings Corp.
      9.433%, due 11/15/14                   (a)(b)         25,000        23,750
      9.75%, due 5/15/15                     (b)            65,000        58,338
                                                                    ------------
                                                                         704,823
                                                                    ------------
   LODGING (0.2%)
   Boyd Gaming Corp.
      7.125%, due 2/1/16                                    35,000        33,863
      7.75%, due 12/15/12                                  110,000       113,025
   MGM Mirage, Inc.
      7.00%, due 11/15/36                                  105,000       103,950
      7.50%, due 6/1/16                                     30,000        29,813
      8.50%, due 9/15/10                                    75,000        78,375
   MTR Gaming Group, Inc.
      Series B
      9.00%, due 6/1/12                                     20,000        19,800
      9.75%, due 4/1/10                                     90,000        92,475
   Park Place Entertainment Corp.
      7.00%, due 4/15/13                                   110,000       114,675
   Seminole Hard Rock Entertainment, Inc./
      Seminole Hard Rock International LLC
      8.194%, due 3/15/14                    (a)(b)         55,000        53,694
   Wynn Las Vegas LLC
      6.625%, due 12/1/14                                   45,000        44,100
                                                                    ------------
                                                                         683,770
                                                                    ------------
   MACHINERY - CONSTRUCTION & MINING (0.0%)  ++
   Caterpillar, Inc.
      6.05%, due 8/15/36                                   200,000       200,254
                                                                    ------------
   MEDIA (0.4%)
   Houghton Mifflin Co.
      7.20%, due 3/15/11                                    70,000        69,300
   Idearc, Inc.
      8.00%, due 11/15/16                                  100,000        99,750
   MediaNews Group, Inc.
      6.375%, due 4/1/14                                    65,000        48,100
   Morris Publishing Group LLC
      7.00%, due 8/1/13                                     50,000        39,125
   News America Holdings, Inc.
      8.00%, due 10/17/16                                  455,000       518,280
   Paxson Communications Corp.
      8.61%, due 1/15/12                     (a)(b)         10,000         9,950
      11.61%, due 1/15/13                    (a)(b)         45,000        45,900
   Time Warner Entertainment Co., L.P.
      10.15%, due 5/1/12                                   620,000       732,838
   Ziff Davis Media, Inc.

      11.356%, due 5/1/12                (a)                45,000        41,963
                                                                    ------------
                                                                       1,605,206
                                                                    ------------
   METAL FABRICATE & HARDWARE (0.0%)     ++
   Mueller Water Products, Inc.
      7.375%, due 6/1/17                 (b)                60,000        55,800
   Neenah Foundary Co.
      9.50%, due 1/1/17                                     85,000        77,775
                                                                    ------------
                                                                         133,575
                                                                    ------------
   MINING (0.1%)
   Alcoa, Inc.
      5.90%, due 2/1/27                                    440,000       412,512
   Freeport-McMoRan Copper & Gold, Inc.
      8.25%, due 4/1/15                                     35,000        37,800
      8.375%, due 4/1/17                                    75,000        81,938
                                                                    ------------
                                                                         532,250
                                                                    ------------
   MISCELLANEOUS - MANUFACTURING (0.0%)  ++
   Actuant Corp.
      6.875%, due 6/15/17                (b)                55,000        54,175
   RBS Global, Inc./Rexnord Corp.
      9.50%, due 8/1/14                                     75,000        77,625
                                                                    ------------
                                                                         131,800
                                                                    ------------
   OFFICE & BUSINESS EQUIPMENT (0.0%)    ++
   Xerox Corp.
      7.625%, due 6/15/13                                  105,000       109,101
                                                                    ------------
   OIL & GAS (0.2%)
   Chaparral Energy, Inc.
      8.50%, due 12/1/15                                    90,000        84,375
   Chesapeake Energy Corp.
      6.50%, due 8/15/17                                    95,000        92,388
   Energy Partners, Ltd.
      10.485%, due 4/15/13               (a)(b)             60,000        58,800
   Forest Oil Corp.
      7.25%, due 6/15/19                 (b)                90,000        90,000
      8.00%, due 12/15/11                                   55,000        57,063
   Hilcorp Energy I, L.P./Hilcorp
      Finance Co.
      9.00%, due 6/1/16                  (b)                35,000        35,700
   Newfield Exploration Co.
      6.625%, due 9/1/14                                    35,000        34,388
      6.625%, due 4/15/16                                   70,000        68,425
   Pemex Project Funding Master Trust
      6.625%, due 6/15/35                                  210,000       216,400
   Pogo Producing Co.
      6.625%, due 3/15/15                                   40,000        40,100
      6.875%, due 10/1/17                                  125,000       125,625
   Pride International, Inc.
      7.375%, due 7/15/14                                   35,000        35,875
   Stone Energy Corp.
      6.75%, due 12/15/14                                   50,000        46,250
   Whiting Petroleum Corp.
      7.00%, due 2/1/14                                     85,000        81,600
                                                                    ------------
                                                                       1,066,989
                                                                    ------------
   OIL & GAS SERVICES (0.1%)
   Allis-Chalmers Energy, Inc.

      8.50%, due 3/1/17                                     90,000        87,075
      9.00%, due 1/15/14                                    30,000        30,225
   Complete Production Services, Inc.
      8.00%, due 12/15/16                                  110,000       108,763
                                                                    ------------
                                                                         226,063
                                                                    ------------
   PACKAGING & CONTAINERS (0.0%)         ++
   Owens-Brockway Glass Container, Inc.
      8.875%, due 2/15/09                                   15,000        15,225
                                                                    ------------
   PHARMACEUTICALS (0.3%)
   Eli Lilly & Co.
      5.55%, due 3/15/37                                   200,000       187,241
   Medco Health Solutions, Inc.
      7.25%, due 8/15/13                                   935,000       985,196
   NBTY, Inc.
      7.125%, due 10/1/15                                   45,000        45,000
                                                                    ------------
                                                                       1,217,437
                                                                    ------------
   PIPELINES (0.1%)
   ANR Pipeline Co.
      9.625%, due 11/1/21                                   40,000        53,287
   Copano Energy LLC
      8.125%, due 3/1/16                                    45,000        45,788
   El Paso Natural Gas Co.
      7.50%, due 11/15/26                                   65,000        68,828
   MarkWest Energy Partners, L.P./
      MarkWest Energy Finance Corp.
      Series B
      6.875%, due 11/1/14                                   60,000        55,500
      Series B
      8.50%, due 7/15/16                                    15,000        14,775
   Pacific Energy Partners, L.P./
      Pacific Energy Finance Corp.
      7.125%, due 6/15/14                                   45,000        46,144
                                                                    ------------
                                                                         284,322
                                                                    ------------
   REAL ESTATE INVESTMENT TRUSTS (0.2%)
   Health Care Property Investors, Inc.
      6.00%, due 1/30/17                                   585,000       558,680
   Host Marriott, L.P.
      6.375%, due 3/15/15                                   85,000        83,088
      Series Q
      6.75%, due 6/1/16                                     35,000        34,650
   Omega Healthcare Investors, Inc.
      7.00%, due 4/1/14                                     70,000        69,825
                                                                    ------------
                                                                         746,243
                                                                    ------------
   RETAIL (0.2%)
   CVS Caremark Corp.
      5.789%, due 1/10/26                (b)                67,912        67,059
   Rite Aid Corp.
      7.50%, due 1/15/15                                   110,000       103,950
      7.50%, due 3/1/17                                     65,000        61,181
      8.625%, due 3/1/15                                   100,000        90,500
      9.375%, due 12/15/15               (b)                45,000        41,850
      9.50%, due 6/15/17                 (b)                50,000        46,750
   Star Gas Partners, L.P./Star Gas
      Finance Co.
      Series B
      10.25%, due 2/15/13                                   10,000        10,425
   Toys "R" Us, Inc.

      7.625%, due 8/1/11                                    25,000        22,875
   Wal-Mart Stores, Inc.
      4.50%, due 7/1/15                                     25,000        23,346
      6.50%, due 8/15/37                                   610,000       633,015
                                                                    ------------
                                                                       1,100,951
                                                                    ------------
   SAVINGS & LOANS (0.1%)
   Washington Mutual Bank
      5.95%, due 5/20/13                                   390,000       384,989
                                                                    ------------
   TELECOMMUNICATIONS (0.3%)
   Dobson Cellular Systems, Inc.
      Series B
      8.375%, due 11/1/11                                   35,000        37,144
   GCI, Inc.
      7.25%, due 2/15/14                                    45,000        41,625
   Intelsat Corp.
      9.00%, due 6/15/16                                    60,000        61,800
   iPCS, Inc.
      7.481%, due 5/1/13                     (a)(b)         20,000        19,400
   Lucent Technologies, Inc.
      6.45%, due 3/15/29                                   305,000       253,150
      6.50%, due 1/15/28                                    65,000        53,950
   PAETEC Holding Corp.
      9.50%, due 7/15/15                     (b)            45,000        45,000
   PanAmSat Corp.
      9.00%, due 8/15/14                                    32,000        32,960
   Qwest Communications International, Inc.
      7.25%, due 2/15/11                                    45,000        45,506
   Qwest Corp.
      7.125%, due 11/15/43                                  15,000        14,025
      7.25%, due 9/15/25                                    30,000        29,475
      7.50%, due 10/1/14                                    95,000        98,800
      8.875%, due 3/15/12                                   20,000        21,825
   Sprint Nextel Corp.
      6.00%, due 12/1/16                                   550,000       528,289
                                                                    ------------
                                                                       1,282,949
                                                                    ------------
   TEXTILES (0.0%)                           ++
   INVISTA
      9.25%, due 5/1/12                      (b)            75,000        78,750
                                                                    ------------
   TRANSPORTATION (0.1%)
   Atlantic Express Transportation Corp.
      12.609%, due 4/15/12                   (a)            45,000        43,706
   St. Acquisition Corp.
      12.50%, due 5/15/17                    (b)(d)         50,000        33,500
   Union Pacific Corp.
      3.625%, due 6/1/10                                   440,000       425,211
                                                                    ------------
                                                                         502,417
                                                                    ------------
   TRUCKING & LEASING (0.0%)                 ++
   Greenbrier Cos., Inc.
      8.375%, due 5/15/15                                   55,000        54,863
                                                                    ------------
   Total Corporate Bonds
      (Cost $26,310,096)                                              25,962,324
                                                                    ------------
   FOREIGN BONDS (2.6%)

   AGRICULTURE (0.1%)
   Asia Aluminum Holdings, Ltd.
      8.00%, due 12/23/11                 (b)              440,000       427,900
                                                                    ------------
   BANKS (0.0%)                           ++
   ATF Capital B.V.
      9.25%, due 2/21/14                  (b)              145,000       147,697
                                                                    ------------
   BEVERAGES (0.4%)
   Coca-Cola HBC Finance B.V.
      5.125%, due 9/17/13                                  245,000       238,823
   Companhia Brasileira de Bebidas
      10.50%, due 12/15/11                               1,355,000     1,597,206
                                                                    ------------
                                                                       1,836,029
                                                                    ------------
   COMMERCIAL SERVICES (0.0%)             ++
   Quebecor World, Inc.
      9.75%, due 1/15/15                  (b)              120,000       114,900
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (0.3%)
   Cosan Finance, Ltd.
      7.00%, due 2/1/17                   (b)              230,000       220,800
   Lukoil International Finance B.V.
      6.356%, due 6/7/17                  (b)              460,000       441,600
   Telecom Italia Capital S.A.
      4.875%, due 10/1/10                                  525,000       519,065
   TNK-BP Finance S.A.
      7.50%, due 7/18/16                  (b)              285,000       283,034
                                                                    ------------
                                                                       1,464,499
                                                                    ------------
   ELECTRIC (0.2%)
   Intergen N.V.
      9.00%, due 6/30/17                  (b)              140,000       147,000
   Monterrey Power S.A. de C.V.
      9.625%, due 11/15/09                (b)              320,323       344,668
   SP PowerAssets, Ltd.
      5.00%, due 10/22/13                 (b)              360,000       345,870
                                                                    ------------
                                                                         837,538
                                                                    ------------
   ELECTRONICS (0.0%)                     ++
   NXP B.V. / NXP Funding LLC
      7.875%, due 10/15/14                                 220,000       211,750
                                                                    ------------
   FOOD (0.1%)
   Grupo Gigante S.A. de C.V.
      8.75%, due 4/13/16                  (b)(d)           215,000       217,688
                                                                    ------------
   FOREIGN SOVEREIGN (0.3%)
   Republic of Argentina
      8.28%, due 12/31/33                 (d)              387,760       351,892
   Republic of Panama
      7.125%, due 1/29/26                                  645,000       696,600
   United Mexican States
      8.125%, due 12/30/19                                 350,000       424,725
                                                                    ------------
                                                                       1,473,217
                                                                    ------------
   FOREST PRODUCTS & PAPER (0.0%)         ++
   Bowater Canada Finance
      7.95%, due 11/15/11                                   10,000         8,225

   Catalyst Paper Corp.
      7.375%, due 3/1/14                                    65,000        48,425
                                                                    ------------
                                                                          56,650
                                                                    ------------
   HEALTH CARE-PRODUCTS (0.0%)             ++
   FMC Finance III S.A.
      6.875%, due 7/15/17                  (b)             145,000       144,275
                                                                    ------------
   HOLDING COMPANIES - DIVERSIFIED (0.1%)
   Hutchison Whampoa International, Ltd.
      6.50%, due 2/13/13                   (b)             485,000       503,638
                                                                    ------------
   HOUSEHOLD PRODUCTS & WARES (0.1%)
   Controladora Mabe S.A. de C.V.
      6.50%, due 12/15/15                  (b)             140,000       137,550
      6.50%, due 12/15/15                                  190,000       186,675
                                                                    ------------
                                                                         324,225
                                                                    ------------
   INSURANCE (0.1%)
   Nippon Life Insurance Co.
      4.875%, due 8/9/10                   (b)             250,000       247,746
                                                                    ------------
   MEDIA (0.2%)
   BSKYB Finance UK PLC
      6.50%, due 10/15/35                  (b)             760,000       737,318
   CanWest MediaWorks, Inc.
      8.00%, due 9/15/12                                    25,000        24,500
   CanWest MediaWorks, L.P.
      9.25%, due 8/1/15                    (b)              80,000        80,800
   Quebecor Media, Inc.
      7.75%, due 3/15/16                                    10,000         9,538
   Videotron, Ltee
      6.375%, due 12/15/15                                  50,000        47,000
                                                                    ------------
                                                                         899,156
                                                                    ------------
   MINING (0.2%)
   Corporacion Nacional del
      Cobre-Codelco, Inc.
      4.75%, due 10/15/14                  (b)             475,000       453,962
   Vale Overseas, Ltd.
      6.875%, due 11/21/36                                  50,000        51,513
      8.25%, due 1/17/34                                   185,000       218,954
                                                                    ------------
                                                                         724,429
                                                                    ------------
   OIL & GAS (0.4%)
   Citic Resources Finance, Ltd.
      6.75%, due 5/15/14                   (b)             200,000       194,240
   Gazprom International S.A.
      7.201%, due 2/1/20                   (b)             453,202       465,121
   Ras Laffan Liquefied Natural
      Gas Co., Ltd. III
      6.332%, due 9/30/27                  (b)           1,005,000       972,750
                                                                    ------------
                                                                       1,632,111
                                                                    ------------
   PHARMACEUTICALS (0.0%)                  ++
   Angiotech Pharmaceuticals, Inc.
      7.75%, due 4/1/14                    (d)              20,000        18,300
      9.371%, due 12/1/13                  (a)              40,000        41,000
                                                                    ------------
                                                                          59,300
                                                                    ------------
   TELECOMMUNICATIONS (0.1%)

   Millicom International Cellular S.A.
      10.00%, due 12/1/13                                   60,000        63,750
   Nortel Networks, Ltd.
      10.75%, due 7/15/16                (b)                45,000        47,025
   Rogers Wireless, Inc.
      9.625%, due 5/1/11                                   145,000       163,339
   Satelites Mexicanos S.A. de C.V.
      13.948%, due 11/30/11              (a)                55,000        57,750
   Telefonos de Mexico S.A. de C.V.
      5.50%, due 1/27/15                                   120,000       117,525
   Vodafone Group PLC
      5.75%, due 3/15/16                                   120,000       118,193
                                                                    ------------
                                                                         567,582
                                                                    ------------
   TRANSPORTATION (0.0%)                 ++
   Kansas City Southern de
      Mexico S.A. de C.V.
      7.375%, due 6/1/14                 (b)                20,000        19,550
                                                                    ------------
   Total Foreign Bonds
      (Cost $11,882,256)                                              11,909,880
                                                                    ------------
   LOAN ASSIGNMENTS (0.2%)               (f)

   BUILDINGS & REAL ESTATE (0.1%)
   LNR Property Corp.
      Initial Tranche B Term Loan
      8.11%, due 7/12/11                                   140,000       134,983
                                                                    ------------
   CONGLOMERATE/DIVERSIFIED
      MANUFACTURING (0.0%)               ++
   Rental Services Corp.
      2nd Lien Term Loan
      9.636%, due 11/27/13                                  79,584        77,197
                                                                    ------------
   HEALTH CARE-SERVICES (0.1%)
   Community Health Systems, Inc.
      New Term Loan B
      (zero coupon), due 7/5/14                            130,000       127,530
   HCA, Inc.
      Term Loan B
      7.61%, due 11/18/13                                  163,763       160,410
   Talecris Biotherapeutics, Inc.
      2nd Lien Term Loan
      11.86%, due 12/6/14                                  100,000        99,875
                                                                    ------------
                                                                         387,815
                                                                    ------------
   LEISURE, AMUSEMENT, MOTION PICTURES,
      ENTERTAINMENT (0.0%)               ++
   Town Sports International, Inc.
      Term Loan
      7.125%, due 2/27/14                                   99,750        94,513
                                                                    ------------
   MACHINERY (0.0%)                      ++
   BHM Technologies LLC
      1st Lien Term Loan
      10.859%, due 7/21/13                                 117,957        99,871
                                                                    ------------
   RETAIL (0.0%)                         ++
   Toys "R" Us (Delaware), Inc.
      Term Loan
      10.32%, due 1/19/13                                  100,000        99,375
                                                                    ------------

   Total Loan Assignments
      (Cost $928,136)                                                           893,754
                                                                           ------------
   MORTGAGE-BACKED SECURITIES (2.4%)

   COMMERCIAL MORTGAGE LOANS
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.4%)
   Banc of America Commercial Mortgage, Inc.
      Series 2005-5, Class A2
      5.001%, due 10/10/45                                        805,000       803,428
   Bayview Commercial Asset Trust
      Series 2006-4A, Class A1
      5.361%, due 12/25/36                          (a)(b)        287,254       285,413
   Citigroup Commercial Mortgage Trust
      Series 2004-C2, Class A5
      4.733%, due 10/15/41                                        760,000       726,489
   Citigroup/Deutsche Bank Commercial
      Mortgage Trust
      Series 2005-CD1, Class A4
      5.40%, due 7/15/44                            (a)           815,000       807,594
   Commercial Mortgage Pass-Through
      Certificates
      Series 2006-C7, Class A4
      5.962%, due 6/10/46                           (a)           425,000       434,108
   Credit Suisse Mortgage Capital
      Certificates
      Series 2006-C4, Class AJ
      5.538%, due 9/15/39                           (a)         2,020,000     1,943,534
   Four Times Square Trust
      Series 2006-4TS, Class A
      5.401%, due 12/13/28                          (b)           480,000       463,195
   LB-UBS Commercial Mortgage Trust
      Series 2004-C2, Class A2
      3.246%, due 3/15/29                                       1,050,000     1,025,682
      Series 2004-C7, Class A1
      3.625%, due 10/15/29                                        525,944       517,869
      Series 2005-C7, Class A4
      5.197%, due 11/15/30                          (a)           640,000       628,661
      Series 2006-C4, Class A4
      6.085%, due 6/15/38                           (a)           380,000       391,137
   Merrill Lynch Mortgage Trust
      Series 2004-MKB1, Class A1
      3.563%, due 2/12/42                                         409,400       403,987
      Series 2004-BPC1, Class A5
      4.855%, due 10/12/41                          (a)         1,530,000     1,475,172
   Mortgage Equity Conversion
      Asset Trust
      Series 2007-FF2, Class A
      5.32%, due 2/25/42                            (a)(b)(c)     530,000       511,450
   Timberstar Trust
      Series 2006-1, Class A
      5.668%, due 10/15/36                          (b)(c)        160,000       157,456
   Wachovia Bank Commercial
      Mortgage Trust
      Series 2004-C14, Class A1
      3.477%, due 8/15/41                                         168,916       166,250
                                                                           ------------
   Total Mortgage-Backed Securities
      (Cost $10,992,024)                                                     10,741,425
                                                                           ------------
   MUNICIPAL BONDS (0.2%)

   TEXAS (0.1%)

   Harris County Texas Industrial
      Development Corp.
      Solid Waste Deer Park
      5.683%, due 3/1/23                          (a)      395,000       389,999
                                                                    ------------
   WEST VIRGINIA (0.1%)
   Tobacco Settlement Finance Authority
      of West Virginia
      7.467%, due 6/1/47                                   470,000       458,682
                                                                    ------------
   Total Municipal Bonds
      (Cost $865,000)                                                    848,681
                                                                    ------------
   U.S. GOVERNMENT & FEDERAL AGENCIES (22.3%)

   FANNIE MAE (COLLATERALIZED MORTGAGE
      OBLIGATION) (0.1%)
      Series 2006-B1, Class AB
      6.00%, due 6/25/16                                   469,217       473,771
                                                                    ------------
   FANNIE MAE GRANTOR TRUST
      (COLLATERALIZED MORTGAGE OBLIGATION) (0.0%) ++
      Series 1998-M6, Class A2
      6.32%, due 8/15/08                          (g)      111,691       111,995
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE
      CORPORATION (MORTGAGE
      PASS-THROUGH SECURITIES) (3.0%)
      3.00%, due 8/1/10                                    315,792       300,513
      4.311%, due 3/1/35                          (a)      980,535       966,146
      5.00%, due 8/1/33                                    558,195       534,308
      5.00%, due 10/1/35                                 1,036,881       990,706
      5.50%, due 1/1/21                                  1,887,539     1,882,694
      5.50%, due 2/1/33                                    402,544       395,426
      5.50%, due 7/1/34                                  2,072,126     2,034,819
      5.50%, due 11/1/35                                 1,116,874     1,094,973
      5.50%, due 1/1/36                                  2,696,344     2,643,469
      5.50%, due 9/1/36                                    405,240       396,858
      6.00%, due 3/1/36                                  1,224,453     1,226,895
      6.50%, due 4/1/37                                  1,030,497     1,048,979
                                                                    ------------
                                                                      13,515,786
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.2%)
      4.00%, due 9/2/08                                  2,955,000     2,938,346
      4.625%, due 5/1/13                                   870,000       862,378
      5.125%, due 1/2/14                                   545,000       550,291
      5.25%, due 8/1/12                                  2,330,000     2,377,553
      6.25%, due 2/1/11                                    435,000       456,862
      6.625%, due 9/15/09                                2,565,000     2,671,042
                                                                    ------------
                                                                       9,856,472
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE
      ASSOCIATION (MORTGAGE
      PASS-THROUGH SECURITIES) (8.9%)
      4.50%, due 4/1/18                                    593,778       573,246
      4.50%, due 7/1/18                                  1,980,653     1,912,162
      4.50%, due 11/1/18                                 2,743,517     2,648,646
      4.50%, due 9/1/20                                    785,161       756,182
      5.00%, due 9/1/20                                    330,061       323,617
      5.00%, due 10/1/20                                   335,217       328,672
      5.00%, due 12/1/20                                 1,717,515     1,683,981

      5.00%, due 7/1/35                                    486,992       465,291
      5.00%, due 2/1/36                                  1,330,154     1,270,882
      5.00%, due 5/1/36                                  1,686,179     1,611,041
      5.00%, due 6/1/36                                  3,026,917     2,888,189
      5.50%, due 2/1/17                                  2,161,459     2,163,223
      5.50%, due 4/1/21                                  2,009,399     2,005,486
      5.50%, due 6/1/21                                  3,354,222     3,346,947
      5.50%, due 6/1/33                                  3,179,053     3,122,735
      5.50%, due 11/1/33                                 1,757,909     1,726,767
      5.50%, due 12/1/33                                 1,111,496     1,091,805
      5.50%, due 6/1/34                                  1,263,056     1,239,681
      5.50%, due 7/1/37                                    754,224       738,760
      6.00%, due 1/1/33                                    546,506       549,721
      6.00%, due 3/1/33                                    628,203       631,376
      6.00%, due 9/1/34                                    741,240       743,954
      6.00%, due 9/1/35                                  2,314,794     2,322,768
      6.00%, due 10/1/35                                 1,774,152     1,778,319
      6.00%, due 6/1/36                                  1,421,405     1,423,771
      6.00%, due 4/1/37                                  1,097,003     1,089,758
      6.50%, due 6/1/31                                    257,231       263,669
      6.50%, due 8/1/31                                    205,144       210,278
      6.50%, due 10/1/31                                   293,330       300,671
      6.50%, due 2/1/37                                    911,572       928,207
                                                                    ------------
                                                                      40,139,805
                                                                    ------------
   FREDDIE MAC (COLLATERALIZED MORTGAGE
      OBLIGATION) (0.1%)
      Series 2632, Class NH
      3.50%, due 6/15/13                                   587,418       567,030
                                                                    ------------
   FREDDIE MAC REFERENCE REMIC
      (COLLATERALIZED MORTGAGE OBLIGATION) (0.2%)
      Series R001, Class AE
      4.375%, due 4/15/15                                  974,780       958,173
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (MORTGAGE
      PASS-THROUGH SECURITIES) (0.6%)
      5.00%, due 3/15/36                                   770,796       745,862
      5.00%, due 6/15/36                                   511,771       495,180
      6.00%, due 4/15/29                                   456,888       461,402
      6.00%, due 8/15/32                                   948,056       956,683
                                                                    ------------
                                                                       2,659,127
                                                                    ------------
   UNITED STATES TREASURY BONDS (1.1%)
&     6.25%, due 5/15/30                          (d)    3,965,000     4,713,394
      6.875%, due 8/15/25                                  220,000       271,356
                                                                    ------------
                                                                       4,984,750
                                                                    ------------
   UNITED STATES TREASURY NOTES (6.1%)
      3.875%, due 9/15/10                         (d)      270,000       268,945
&     3.875%, due 2/15/13                         (d)    5,740,000     5,644,481
      4.125%, due 8/31/12                         (d)    3,040,000     3,027,652
&     4.75%, due 5/31/12                                 5,275,000     5,394,922
&     4.75%, due 8/15/17                          (d)    9,422,000     9,548,613
      4.875%, due 7/31/11                         (d)    3,690,000     3,787,726
                                                                    ------------
                                                                      27,672,339
                                                                    ------------
   Total U.S. Government & Federal Agencies
      (Cost $100,820,405)                                            100,939,248
                                                                    ------------

   YANKEE BONDS (0.3%)                   (h)

   FOREST PRODUCTS & PAPER (0.0%)        ++
   Smurfit Capital Funding PLC
      7.50%, due 11/20/25                                  120,000       115,200
                                                                    ------------
   INSURANCE (0.0%)                      ++
   Fairfax Financial Holdings, Ltd.
      7.375%, due 4/15/18                (d)                15,000        13,538
      8.30%, due 4/15/26                 (d)                10,000         9,275
                                                                    ------------
                                                                          22,813
                                                                    ------------
   OIL & GAS (0.1%)
   Burlington Resources Finance Co.
      7.20%, due 8/15/31                                   500,000       564,522
                                                                    ------------
   PIPELINES (0.2%)
   TransCanada Pipelines, Ltd.
      6.35%, due 5/15/67                 (a)               815,000       782,191
                                                                    ------------
   Total Yankee Bonds
      (Cost $1,543,784)                                                1,484,726
                                                                    ------------
   Total Long-Term Bonds
      (Cost $160,427,003)                                            159,747,188
                                                                    ------------

                                                          SHARES
                                                       -----------
   COMMON STOCKS (62.7%)

   AEROSPACE & DEFENSE (0.5%)
   Northrop Grumman Corp.                                   30,700     2,394,600
   Rolls-Royce Group PLC                 (i)                 7,800        83,385
                                                                    ------------
                                                                       2,477,985
                                                                    ------------
   AGRICULTURE (0.0%)                    ++
   Geberit AG                                                  210        27,471
                                                                    ------------
   AIRLINES (0.0%)                       ++
   Delta Air Lines, Inc.                 (i)                 2,961        53,150
   Gol Linhas Aereas
      Inteligentes S.A.,ADR              (d)(j)              1,900        45,600
   Northwest Airlines, Inc.              (i)                 1,460        25,988
                                                                    ------------
                                                                         124,738
                                                                    ------------
   APPAREL (1.1%)
   Coach, Inc.                           (i)                58,200     2,751,114
   Polo Ralph Lauren Corp.               (d)                25,200     1,959,300
   Puma AG Rudolf Dassler Sport                                388       166,733
   Yue Yuen Industrial Holdings, Ltd.                        8,000        23,926
                                                                    ------------
                                                                       4,901,073
                                                                    ------------
   BANKS (3.3%)
&  Bank of America Corp.                                    89,600     4,504,192
   Bank of New York Mellon Corp. (The)                      88,585     3,910,142
   Capital One Financial Corp.                              21,500     1,428,245
   PNC Financial Services Group, Inc.                       61,800     4,208,580
   U.S. Bancorp                                             22,100       718,913
                                                                    ------------
                                                                      14,770,072
                                                                    ------------
   BEVERAGES (0.0%)                      ++

   C&C Group PLC                                            10,600        87,214
                                                                    ------------
   BIOTECHNOLOGY (1.5%)
   Amgen, Inc.                               (d)(i)         25,200     1,425,564
   Celgene Corp.                             (d)(i)         42,000     2,995,020
   Genentech, Inc.                           (i)            31,900     2,488,838
                                                                    ------------
                                                                       6,909,422
                                                                    ------------
   CHEMICALS (0.6%)
   E.I. du Pont de Nemours & Co.                            55,800     2,765,448
   Nitto Denko Corp.                                         1,500        69,734
                                                                    ------------
                                                                       2,835,182
                                                                    ------------
   COMMERCIAL SERVICES (0.8%)
   Manpower, Inc.                                           27,900     1,795,365
   Randstad Holdings N.V.                                    4,317       233,367
   Robert Half International, Inc.                          50,900     1,519,874
                                                                    ------------
                                                                       3,548,606
                                                                    ------------
   COMPUTERS (3.8%)
   Affiliated Computer Services, Inc.
      Class A                                (i)            29,900     1,502,176
&  Apple, Inc.                               (i)            28,300     4,345,182
   Cognizant Technology Solutions Corp.
      Class A                                (i)            24,000     1,914,480
   Computer Sciences Corp.                   (i)            32,600     1,822,340
   Hewlett-Packard Co.                                      65,300     3,251,287
   International Business Machines Corp.                    21,000     2,473,800
   Network Appliance, Inc.                   (i)            56,100     1,509,651
   OBIC Co., Ltd.                                            1,480       287,071
   Otsuka Corp.                                                200        19,623
                                                                    ------------
                                                                      17,125,610
                                                                    ------------
   DISTRIBUTION & WHOLESALE (0.1%)
   WESCO International, Inc.                 (d)(i)          8,000       343,520
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (5.9%)
   AWD Holding AG                                            2,850        95,218
&  Citigroup, Inc.                                          93,300     4,354,311
   Fannie Mae                                               60,900     3,703,329
   First Marblehead Corp. (The)              (d)            10,500       398,265
   Freddie Mac                                              51,100     3,015,411
   Goldman Sachs Group, Inc. (The)                          16,700     3,619,558
   IntercontinentalExchange, Inc.            (d)(i)         16,600     2,521,540
   JPMorgan Chase & Co.                                     57,084     2,615,589
   Merrill Lynch & Co., Inc.                                42,600     3,036,528
   MLP AG                                                   13,800       184,187
   Morgan Stanley                                           46,100     2,904,300
   Provident Financial PLC                                   6,370       116,515
   UBS AG                                                    1,500        79,875
                                                                    ------------
                                                                      26,644,626
                                                                    ------------
   ELECTRIC (1.4%)
   CenterPoint Energy, Inc.                  (d)           112,000     1,795,360
   FirstEnergy Corp.                                        28,000     1,773,520
   NRG Energy, Inc.                          (d)(i)         64,800     2,740,392
                                                                    ------------
                                                                       6,309,272
                                                                    ------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)  ++
   Ultra Electronics Holdings                                4,000        90,679
                                                                    ------------

   ELECTRONICS (1.3%)
   Amphenol Corp. Class A                                   64,800     2,576,448
   Barco N.V.                                                1,075        92,602
   Keyence Corp.                                               200        44,400
   Thermo Fisher Scientific, Inc.        (i)                58,300     3,365,076
                                                                    ------------
                                                                       6,078,526
                                                                    ------------
   FOOD (0.9%)
   General Mills, Inc.                                      29,500     1,711,295
   Kroger Co. (The)                                         60,500     1,725,460
   Tesco PLC                                                45,900       412,506
                                                                    ------------
                                                                       3,849,261
                                                                    ------------
   GAS (0.0%)                            ++
   Snam Rete Gas S.p.A.                                      7,200        44,789
                                                                    ------------
   HEALTH CARE-PRODUCTS (0.6%)
   Johnson & Johnson                                        43,000     2,825,100
                                                                    ------------
   HEALTH CARE-SERVICES (1.2%)
   Humana, Inc.                          (i)                36,600     2,557,608
   Quest Diagnostics, Inc.                                  20,500     1,184,285
   UnitedHealth Group, Inc.                                 35,300     1,709,579
                                                                    ------------
                                                                       5,451,472
                                                                    ------------
   HOME BUILDERS (0.1%)
   Centex Corp.                          (d)                18,900       502,173
                                                                    ------------
   HOUSEHOLD PRODUCTS & WARES (0.7%)
   Avery Dennison Corp.                                     24,300     1,385,586
   Kimberly-Clark Corp.                                     25,700     1,805,682
                                                                    ------------
                                                                       3,191,268
                                                                    ------------
   INSURANCE (2.8%)
   Assurant, Inc.                        (d)                38,400     2,054,400
   Genworth Financial, Inc. Class A                        117,000     3,595,410
   Hannover Rueckversicherung AG                             1,250        63,419
   Hartford Financial Services
      Group, Inc. (The)                                     25,800     2,387,790
   ING Groep N.V.                                            1,000        44,390
   PMI Group, Inc. (The)                 (d)                44,400     1,451,880
   Prudential Financial, Inc.                               31,200     3,044,496
                                                                    ------------
                                                                      12,641,785
                                                                    ------------
   INTERNET (1.0%)
   Akamai Technologies, Inc.             (d)(i)             47,000     1,350,310
   Google, Inc. Class A                  (d)(i)              5,800     3,290,166
                                                                    ------------
                                                                       4,640,476
                                                                    ------------
   IRON & STEEL (0.6%)
   Allegheny Technologies, Inc.                             23,600     2,594,820
                                                                    ------------
   LEISURE TIME (0.5%)
   Carnival Corp.                                           27,700     1,341,511
   Harley-Davidson, Inc.                 (d)                18,100       836,401
                                                                    ------------
                                                                       2,177,912
                                                                    ------------
   MACHINERY - DIVERSIFIED (0.1%)
   Rheinmetall AG                                            2,885       229,183
                                                                    ------------

   MEDIA (1.5%)
   Antena 3 de Television S.A.                               7,200       132,853
   Comcast Corp. Class A                 (i)               137,600     3,327,168
   DIRECTV Group, Inc. (The)             (i)               102,800     2,495,984
   MediaSet S.p.A.                                          57,460       593,210
   Reed Elsevier N.V.                                        6,367       120,933
   Societe Television Francaise 1                           10,140       272,555
                                                                    ------------
                                                                       6,942,703
                                                                    ------------
   METAL FABRICATE & HARDWARE (0.9%)
   Assa Abloy AB Class B                                     2,200        45,662
   MISUMI Group, Inc.                                        4,800        81,487
   Precision Castparts Corp.                                26,700     3,951,066
                                                                    ------------
                                                                       4,078,215
                                                                    ------------
   MINING (2.0%)
   Alcoa, Inc.                                              28,900     1,130,568
&  Southern Copper Corp.                 (d)                36,800     4,556,944
   Teck Cominco, Ltd. Class B            (d)                72,600     3,463,746
                                                                    ------------
                                                                       9,151,258
                                                                    ------------
   MISCELLANEOUS - MANUFACTURING (0.9%)
   General Electric Co.                                     32,600     1,349,640
   Honeywell International, Inc.                            29,600     1,760,312
   Pentair, Inc.                         (d)                31,600     1,048,488
                                                                    ------------
                                                                       4,158,440
                                                                    ------------
   OFFICE & BUSINESS EQUIPMENT (0.0%)    ++
   Canon, Inc.                                               1,200        65,503
   Neopost S.A.                                                600        84,633
                                                                    ------------
                                                                         150,136
                                                                    ------------
   OIL & GAS (5.1%)
   Chevron Corp.                                            33,200     3,106,856
   ConocoPhillips                                           33,500     2,940,295
   Diamond Offshore Drilling, Inc.                          22,600     2,560,354
   ENSCO International, Inc.                                34,100     1,913,010
   ExxonMobil Corp.                                         18,800     1,740,128
   GlobalSantaFe Corp.                                      26,800     2,037,336
   Hess Corp.                                               24,700     1,643,291
   Suncor Energy, Inc.                   (d)                26,200     2,484,022
   Valero Energy Corp.                                      30,100     2,022,118
   XTO Energy, Inc.                                         45,700     2,826,088
                                                                    ------------
                                                                      23,273,498
                                                                    ------------
   OIL & GAS SERVICES (3.3%)
   Baker Hughes, Inc.                                       31,300     2,828,581
   Cameron International Corp.           (i)                32,600     3,008,654
   Halliburton Co.                                          72,700     2,791,680
   National Oilwell Varco, Inc.          (i)                25,300     3,655,850
   Smith International, Inc.                                38,100     2,720,340
                                                                    ------------
                                                                      15,005,105
                                                                    ------------
   PHARMACEUTICALS (2.6%)
   Barr Pharmaceuticals, Inc.            (i)                51,600     2,936,556
   Novartis AG Registered                                    2,400       132,446
   Roche Holding AG Genusscheine                             1,700       308,241
   Schering-Plough Corp.                                   104,500     3,305,335
   Teva Pharmaceutical Industries, Ltd.,
      Sponsored ADR                      (j)                65,900     2,930,573

   Wyeth                                                    47,300     2,107,215
                                                                    ------------
                                                                      11,720,366
                                                                    ------------
   PIPELINES (0.7%)
   Williams Cos., Inc.                                      86,100     2,932,566
                                                                    ------------
   RETAIL (7.0%)
   Abercrombie & Fitch Co. Class A                          26,800     2,162,760
   American Eagle Outfitters, Inc.                          66,200     1,741,722
   AutoZone, Inc.                        (i)                17,600     2,044,064
   Bed Bath & Beyond, Inc.               (i)                27,000       921,240
   CarMax, Inc.                          (d)(i)             46,800       951,444
&  CVS Caremark Corp.                                      118,900     4,712,007
   Home Depot, Inc. (The)                                   98,900     3,208,316
   J.C. Penney Co., Inc.                                    32,400     2,053,188
   Kohl's Corp.                          (i)                36,500     2,092,545
   Limited Brands, Inc.                                     74,700     1,709,883
   Lowe's Cos., Inc.                                        71,300     1,997,826
   Nordstrom, Inc.                                          46,400     2,175,696
   Ryohin Keikaku Co., Ltd.                                  4,000       230,183
   TJX Cos., Inc.                                          138,300     4,020,381
   Wal-Mart Stores, Inc.                                    41,200     1,798,380
                                                                    ------------
                                                                      31,819,635
                                                                    ------------
   SEMICONDUCTORS (3.4%)
   Applied Materials, Inc.                                 135,500     2,804,850
   Intel Corp.                                             166,300     4,300,518
   MEMC Electronic Materials, Inc.       (i)                46,000     2,707,560
   NVIDIA Corp.                          (i)                98,150     3,556,956
   Texas Instruments, Inc.                                  50,400     1,844,136
                                                                    ------------
                                                                      15,214,020
                                                                    ------------
   SOFTWARE (2.2%)
   BMC Software, Inc.                    (i)                61,600     1,923,768
&  Microsoft Corp.                                         158,800     4,678,248
   Oracle Corp.                          (i)               146,000     3,160,900
                                                                    ------------
                                                                       9,762,916
                                                                    ------------
   TELECOMMUNICATIONS (3.4%)
   ALLTEL Corp.                                              4,200       292,656
   AT&T, Inc.                                               73,300     3,101,323
   Cisco Systems, Inc.                   (i)               117,800     3,900,358
   Nokia Oyj, Sponsored ADR              (j)                61,100     2,317,523
   NTT DoCoMo, Inc., Sponsored ADR       (d)(j)             20,000       284,800
   Sprint Nextel Corp.                                      88,700     1,685,300
   Telecom Italia S.p.A.                                    92,600       223,285
   Telefonaktiebolaget LM Ericsson
      Class B                                               23,100        92,485
   Telefonaktiebolaget LM Ericsson,
      Sponsored ADR                      (d)(j)              4,100       163,180
   Verizon Communications, Inc.                             74,700     3,307,716
                                                                    ------------
                                                                      15,368,626
                                                                    ------------
   TRANSPORTATION (0.9%)
   FedEx Corp.                                              13,500     1,414,125
   Norfolk Southern Corp.                                   49,800     2,585,118
   TNT N.V.                                                  5,200       217,999
                                                                    ------------
                                                                       4,217,242
                                                                    ------------
   Total Common Stocks
      (Cost $239,834,430)                                            284,216,961
                                                                    ------------

   CONVERTIBLE PREFERRED STOCK (0.0%)         ++
   SOFTWARE (0.0%)                            ++
   QuadraMed Corp.
      5.50%                                   (b)(k)         4,900       120,050
                                                                    ------------
   Total Convertible Preferred Stock
      (Cost $122,500)                                                    120,050
                                                                    ------------

                                                        NUMBER OF
                                                         WARRANTS
                                                       -----------
   WARRANTS (0.1%)
   AIRLINES (0.1%)
   Ryanair Holdings PLC
      Strike Price E0.000001
      Expire 3/21/08                          (b)(i)        26,776       194,724
                                                                    ------------
   Total Warrants
      (Cost $192,585)                                                    194,724
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   SHORT-TERM INVESTMENTS (13.6%)
   COMMERCIAL PAPER (1.3%)
   Deutsche Bank Financial LLC
      5.00%, due 10/1/07                               $ 3,560,000     3,560,000
   National Australia Funding Delaware, Inc.
      4.70%, due 10/3/07                      (b)        2,300,000     2,299,400
                                                                    ------------
   Total Commercial Paper
      (Cost $5,859,400)                                                5,859,400
                                                                    ------------

                                                         SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)                  ++
   Reserve Primary Money Market Fund          (l)           21,677        21,677
                                                                    ------------
   Total Investment Company
      (Cost $21,677)                                                      21,677
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   REPURCHASE AGREEMENTS (1.0%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity
      $3,361,571 (Collateralized by
      various Corporate Bonds, with
      rates between 0.00%-8.50% and
      maturity dates between
      11/1/09-2/1/37, with a Principal
      Amount of $3,380,637 and a
      Market Value of $3,427,403)             (l)      $ 3,360,073     3,360,073
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,176,555
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $5,985,652 and a Market Value of
      $1,222,943)                             (l)        1,176,026     1,176,026
                                                                    ------------
   Total Repurchase Agreements
      (Cost $4,536,099)                                                4,536,099
                                                                    ------------
   TIME DEPOSITS (11.3%)
   Banco Bilbao Vizcaya Argentaria S.A.

      5.45%, due 11/19/07                (l)             2,352,051     2,352,051
   Bank of Nova Scotia
      5.00%, due 10/24/07                (l)             2,352,051     2,352,051
   Barclays
      5.33%, due 11/6/07                 (l)             2,352,051     2,352,051
   BNP Paribas
      5.20%, due 10/1/07                 (l)             8,064,175     8,064,175
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (l)             5,040,109     5,040,109
   Deutsche Bank AG
      5.325%, due 11/6/07                (l)             5,376,117     5,376,117
   Dexia Group
      4.895%, due 10/2/07                (l)             4,368,095     4,368,095
   National Australia Bank
      5.125%, due 10/1/07                (l)             5,040,109     5,040,109
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (l)             2,352,051     2,352,051
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (l)             2,016,044     2,016,044
      5.188%, due 10/1/07                (l)             1,680,036     1,680,036
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (l)             2,352,051     2,352,051
      5.20%, due 10/1/07                 (l)             6,048,131     6,048,131
   Swedbank AB
      5.31%, due 10/1/07                 (l)             1,680,036     1,680,036
                                                                    ------------
   Total Time Deposits
      (Cost $51,073,107)                                              51,073,107
                                                                    ------------
   Total Short-Term Investments
      (Cost $61,490,283)                                              61,490,283
                                                                    ------------
   Total Investments
     (Cost $462,066,801)                 (m)                 111.6%  505,769,206(n)
   Liabilities in Excess of
      Cash and Other Assets                                  (11.6)  (52,696,027)
                                                       -----------  ------------
   Net Assets                                                100.0% $453,073,179
                                                       ===========  ============

                                                        NUMBER OF
                                                        CONTRACTS       VALUE
                                                       -----------  ------------
   WRITTEN CALL OPTION (0.0%)            ++

   DIVERSIFIED TELECOMMUNICATION
      SERVICES (0.0%)                    ++
   Verizon Communications, Inc.
      Strike Price $45.00
      Expire 10/20/07                                        (370)  $    (14,800)
                                                                    ------------
   Total Written Call Option
      (Premium Received $36,008)                                    $    (14,800)
                                                                    ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating rate. Rate shown is the rate in effect at September 30, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Fair valued security. The total market value of these securities at September 30, 2007 is $962,829, which reflects 0.2% of the Portfolio's net assets.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(f) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(g)  ACES - Alternative Credit Enhancement Structure.

(h) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(i)  Non-income producing security.

(j)  ADR - American Depositary Receipt.

(k) Illiquid security. The total market value of the security at September 30, 2007 is $120,050, which represents 0.0% of the Portfolio's net assets.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $463,487,913.

(n) At September 30, 2007, net unrealized appreciation was $42,281,293 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $53,780,815 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,499,522.

The following abbreviations are used in the above portfolio:

E- Euro

MAINSTAY VP TOTAL RETURN PORTFOLIO - CURRENCY

Foreign currency held at September 30, 2007:

                          CURRENCY       COST         VALUE
                         ----------   ----------   ----------
Euro               E      1,364,152   $1,934,493   $1,945,213
Hong Kong Dollar   HK$       58,264        7,511        7,495
Japanese Yen       Y     42,557,561      371,520      370,501
Pound Sterling     L        236,292      477,002      483,453
Singapore Dollar   S$       269,622      180,000      181,503
Swiss Franc        CF       526,812      449,997      452,490
                                      ----------   ----------
                                      $3,420,523   $3,440,655
                                      ----------   ----------

MAINSTAY VP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                    +++     September 30, 2007 unaudited

                                                          SHARES        VALUE
                                                       -----------  ------------
   COMMON STOCKS (96.2%)                    +

   AEROSPACE & DEFENSE (2.6%)
   Honeywell International, Inc.                           146,600  $  8,718,302
   Northrop Grumman Corp.                                  131,100    10,225,800
                                                                    ------------
                                                                      18,944,102
                                                                    ------------
   AIR FREIGHT & LOGISTICS (1.0%)
   FedEx Corp.                                              69,600     7,290,600
                                                                    ------------
   BIOTECHNOLOGY (1.0%)
   Amgen, Inc.                              (a)(b)         129,000     7,297,530
                                                                    ------------
   CAPITAL MARKETS (4.9%)
   Bank of New York Mellon Corp. (The)                     280,755    12,392,526
   Goldman Sachs Group, Inc. (The)                          42,800     9,276,472
   Merrill Lynch & Co., Inc.                                94,900     6,764,472
   Morgan Stanley                                          119,100     7,503,300
                                                                    ------------
                                                                      35,936,770
                                                                    ------------
   CHEMICALS (1.6%)
   E.I. du Pont de Nemours & Co.                           245,500    12,166,980
                                                                    ------------
   COMMERCIAL BANKS (4.1%)
   PNC Financial Services Group, Inc.                      222,500    15,152,250
   U.S. Bancorp                                            107,900     3,509,987
   Wells Fargo & Co.                                       324,700    11,565,814
                                                                    ------------
                                                                      30,228,051
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES (0.9%)
   Avery Dennison Corp.                                    123,200     7,024,864
                                                                    ------------
   COMMUNICATIONS EQUIPMENT (1.7%)
   Nokia OYJ, Sponsored ADR                 (c)            331,800    12,585,174
                                                                    ------------
   COMPUTERS & PERIPHERALS (1.7%)
   International Business Machines Corp.                   107,300    12,639,940
                                                                    ------------
   CONSUMER FINANCE (0.9%)
   Capital One Financial Corp.                             104,600     6,948,578
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES (7.9%)
&  Bank of America Corp.                                   450,692    22,656,287
&  Citigroup, Inc.                                         486,997    22,728,150
   JPMorgan Chase & Co.                                    282,740    12,955,147
                                                                    ------------
                                                                      58,339,584
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION
      SERVICES (4.0%)

&  AT&T, Inc.                                              383,700    16,234,347
   Verizon Communications, Inc.                            309,100    13,686,948
                                                                    ------------
                                                                      29,921,295
                                                                    ------------
   ELECTRIC UTILITIES (1.3%)
   Duke Energy Corp.                                       137,000     2,560,530
   FirstEnergy Corp.                                       107,500     6,809,050
                                                                    ------------
                                                                       9,369,580
                                                                    ------------
   ENERGY EQUIPMENT & SERVICES (2.7%)
   Diamond Offshore Drilling, Inc.                          88,100     9,980,849
   GlobalSantaFe Corp.                                     133,300    10,133,466
                                                                    ------------
                                                                      20,114,315
                                                                    ------------
   FOOD & STAPLES RETAILING (5.5%)
&  CVS Caremark Corp.                                      577,100    22,870,473
   Kroger Co. (The)                                        303,000     8,641,560
   Wal-Mart Stores, Inc.                                   209,200     9,131,580
                                                                    ------------
                                                                      40,643,613
                                                                    ------------
   FOOD PRODUCTS (1.2%)
   General Mills, Inc.                                     157,300     9,124,973
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES (2.0%)
   Quest Diagnostics, Inc.                   (b)           104,700     6,048,519
   UnitedHealth Group, Inc.                                180,700     8,751,301
                                                                    ------------
                                                                      14,799,820
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE (0.9%)
   Carnival Corp.                                          142,300     6,891,589
                                                                    ------------
   HOUSEHOLD DURABLES (0.5%)
   Centex Corp.                              (b)           131,800     3,501,926
                                                                    ------------
   HOUSEHOLD PRODUCTS (1.0%)
   Kimberly-Clark Corp.                                    103,700     7,285,962
                                                                    ------------
   INDUSTRIAL CONGLOMERATES (2.1%)
&  General Electric Co.                                    366,200    15,160,680
                                                                    ------------
   INSURANCE (4.9%)
   Genworth Financial, Inc. Class A                        486,100    14,937,853
   Hartford Financial Services
      Group, Inc. (The)                                    115,000    10,643,250
   Prudential Financial, Inc.                              109,600    10,694,768
                                                                    ------------
                                                                      36,275,871
                                                                    ------------
   IT SERVICES (2.0%)
   Affiliated Computer Services, Inc.
      Class A                                (a)           153,200     7,696,768
   Computer Sciences Corp.                   (a)           121,000     6,763,900
                                                                    ------------
                                                                      14,460,668
                                                                    ------------
   MACHINERY (0.7%)
   Pentair, Inc.                                           156,700     5,199,306
                                                                    ------------
   MEDIA (0.8%)
   Comcast Corp. Class A                     (a)           245,400     5,933,772
                                                                    ------------

   METALS & MINING (2.6%)
   Alcoa, Inc.                                             143,228     5,603,079
   Teck Cominco, Ltd. Class B                   (b)        278,200    13,272,922
                                                                    ------------
                                                                      18,876,001
                                                                    ------------
   MULTI-UTILITIES (0.5%)
   Energy East Corp.                                       129,500     3,502,975
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS (10.8%)
&  Chevron Corp.                                           180,286    16,871,164
   ConocoPhillips                                          161,500    14,174,855
&  ExxonMobil Corp.                                        215,800    19,974,448
   Hess Corp.                                              126,200     8,396,086
   Suncor Energy, Inc.                          (b)        134,500    12,751,945
   Valero Energy Corp.                                     118,300     7,947,394
                                                                    ------------
                                                                      80,115,892
                                                                    ------------
   PHARMACEUTICALS (8.1%)
   Barr Pharmaceuticals, Inc.                   (a)        205,100    11,672,241
   Johnson & Johnson                                       211,100    13,869,270
   Pfizer, Inc.                                            544,500    13,302,135
   Teva Pharmaceutical Industries, Ltd.,
      Sponsored ADR                             (c)        338,100    15,035,307
   Wyeth                                                   138,200     6,156,810
                                                                    ------------
                                                                      60,035,763
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (4.0%)
&  Intel Corp.                                             804,500    20,804,370
   Texas Instruments, Inc.                                 249,400     9,125,546
                                                                    ------------
                                                                      29,929,916
                                                                    ------------
   SPECIALTY RETAIL (4.9%)
   Bed Bath & Beyond, Inc.                      (a)        136,100     4,643,732
   Home Depot, Inc. (The)                                  380,300    12,336,932
   Lowe's Cos., Inc.                                       328,800     9,212,976
   TJX Cos., Inc.                                          338,100     9,828,567
                                                                    ------------
                                                                      36,022,207
                                                                    ------------
   THRIFTS & MORTGAGE FINANCE (5.6%)
&  Fannie Mae                                              326,900    19,878,789
&  Freddie Mac                                             274,600    16,204,146
   PMI Group, Inc. (The)                        (b)        162,000     5,297,400
                                                                    ------------
                                                                      41,380,335
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS (0.2%)
   WESCO International, Inc.                    (a)(b)      40,600     1,743,364
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES (1.6%)
   ALLTEL Corp.                                             52,700     3,672,136
   Sprint Nextel Corp.                                     432,700     8,221,300
                                                                    ------------
                                                                      11,893,436
                                                                    ------------
   Total Common Stocks
      (Cost $592,652,171)                                            711,585,432
                                                                    ------------
   INVESTMENT COMPANY (0.5%)

   iShares Russell 1000 Value
      Index Fund                             (b)(d)         43,600     3,748,292
                                                                    ------------
   Total Investment Company
      (Cost $3,650,750)                                                3,748,292
                                                                    ------------

                                                        NUMBER OF
                                                        CONTRACTS
                                                       -----------
   PURCHASED CALL OPTIONS (0.1%)
   HEALTH CARE PROVIDERS & SERVICES (0.1%)
   Coventry Health Care, Inc.
      Strike Price $65.00
      Expire 1/19/08                                         1,000       290,000
      Strike Price $70.00
      Expire 1/19/08                                         1,000       130,000
                                                                    ------------
   Total Purchased Call Options
      (Premium $293,460)                                                 420,000
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
   SHORT-TERM INVESTMENTS (10.0%)
   COMMERCIAL PAPER (3.2%)
   Bayerische Landesbank Girozentrale NY
      5.04%, due 10/10/07                              $ 8,000,000     7,989,920
   Societe Generale North America, Inc.
      5.05%, due 10/1/07                                 8,985,000     8,985,000
   Toyota Motor Credit Corp.
      4.75%, due 10/11/07                                7,000,000     6,990,764
                                                                    ------------
   Total Commercial Paper
      (Cost $23,965,684)                                              23,965,684
                                                                    ------------

                                                          SHARES
                                                       -----------
   INVESTMENT COMPANY (0.0%)                 ++
   Reserve Primary Money Market Fund         (e)            19,442        19,442
                                                                    ------------
   Total Investment Company
      (Cost $19,442)                                                      19,442
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
REPURCHASE AGREEMENTS (0.6%)
   Lehman Brothers Inc.
      5.35%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $3,015,083
      (Collateralized by various
      Corporate Bonds, with rates
      between 0.00%-8.50% and maturity
      dates between 11/1/09-2/1/37,
      with a Principal Amount of
      $3,032,184 and a Market Value of
      $3,074,130)                            (e)       $ 3,013,740     3,013,740
   Morgan Stanley & Co.
      5.40%, dated 9/28/07
      due 10/1/07
      Proceeds at Maturity $1,055,284
      (Collateralized by various
      Corporate Bonds, with rates
      between 1.162%-6.69% and maturity
      dates between 12/17/07-11/21/99,
      with a Principal Amount of
      $5,368,693 and a Market Value of
      $1,096,890)                            (e)         1,054,809     1,054,809
                                                                    ------------
   Total Repurchase Agreements
      (Cost $4,068,549)                                                4,068,549
                                                                    ------------

   TIME DEPOSITS (6.2%)
   Banco Bilbao Vizcaya Argentaria S.A.
      5.45%, due 11/19/07                (e)             2,109,618     2,109,618
   Bank of Nova Scotia
      5.00%, due 10/24/07                (e)             2,109,618     2,109,618
   Barclays
      5.33%, due 11/6/07                 (e)             2,109,618     2,109,618
   BNP Paribas
      5.20%, due 10/1/07                 (e)             7,232,976     7,232,976
   Canadian Imperial Bank of Commerce
      5.00%, due 10/23/07                (e)             4,520,610     4,520,610
   Deutsche Bank AG
      5.325%, due 11/6/07                (e)             4,821,983     4,821,983
   Dexia Group
      4.895%, due 10/2/07                (e)             3,917,861     3,917,861
   National Australia Bank
      5.125%, due 10/1/07                (e)             4,520,610     4,520,610
   Skandinaviska Enskilda Banken AB
      5.33%, due 11/1/07                 (e)             2,109,618     2,109,618
   Societe Generale North America, Inc.
      5.12%, due 11/2/07                 (e)             1,808,243     1,808,243
      5.188%, due 10/1/07                (e)             1,506,870     1,506,870
   Svenska Handlesbanken, Inc.
      5.05%, due 10/25/07                (e)             2,109,618     2,109,618
      5.20%, due 10/1/07                 (e)             5,424,732     5,424,732
   Swedbank AB
      5.31%, due 10/1/07                 (e)             1,506,869     1,506,869
                                                                    ------------
   Total Time Deposits
      (Cost $45,808,844)                                              45,808,844
                                                                    ------------
   Total Short-Term Investments
      (Cost $73,862,519)                                              73,862,519
                                                                    ------------
   Total Investments
      (Cost $670,458,900)                (f)                 106.8%  789,616,243(g)
   Liabilities in Excess of
      Cash and Other Assets                                   (6.8)  (50,136,322)
                                                       -----------  ------------
   Net Assets                                                100.0% $739,479,921
                                                       ===========  ============

                                                        NUMBER OF
                                                        CONTRACTS       VALUE
                                                       -----------  ------------
   WRITTEN CALL OPTION (0.0%)            ++

   DIVERSIFIED TELECOMMUNICATION
      SERVICES (0.0%)                    ++
   Verizon Communications, Inc.
      Strike Price $45.00
      Expire 10/20/07                                       (1,270) $    (50,800)
                                                                    ------------
   Total Written Call Option
      (Premium Received $123,594)                                   $    (50,800)
                                                                    ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  The cost for federal income tax purposes is $671,695,950.

(g) At September 30, 2007 net unrealized appreciation was $117,920,293, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $131,304,162 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,383,869.

MAINSTAY VP SERIES FUND, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)                SEPTEMBER 30, 2007

1. SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Portfolio's Manager, in consultation with a Portfolio's subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio's Manager, in consultation with a Portfolio's subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange. Investments in underlying portfolios are valued at their net asset value at the close of business each day.

Loan assignments and participations are valued at the average of bid quotations obtained from a pricing service. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Investments in money market funds are valued daily at their NAV. Portfolio securities of the Cash Management Portfolio are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to: trading for a security has been halted or suspended; a security has been de-listed from a national exchange; or trading on a security's primary market is temporarily closed at a time when under normal conditions it would be open. At September 30, 2007, the Convertible, Government, High Yield Corporate Bond and Total Return Portfolios held securities with values of $234, $878,150, $8,403,747 and $962,829, respectively, that were valued in such manner.

Certain events may occur between the time that foreign markets close, on which securities held by the International Equity Portfolio principally trade, and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Administrator or Adviser/Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Administrator or Adviser/Subadvisor may, pursuant to procedures adopted by the Portfolio's Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.


By: /s/ Stephen P. Fisher
    --------------------------------
    Stephen P. Fisher
    President and Principal
    Executive Officer

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    --------------------------------
    Stephen P. Fisher
    President and Principal
    Executive Officer

Date: November 27, 2007


By: /s/ Jack Benintende
    --------------------------------
    Jack Benintende
    Treasurer and Principal
    Financial and Accounting Officer

Date: November 27, 2007